Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.

As filed with the Securities and Exchange Commission on April 28, 2011
Commission File Nos.  333-118368
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 19	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 256	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 29, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

PERSPECTIVE ADVISORS IISM

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account I

The date of this prospectus is May 1, 2011 , which states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing.  This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations.  The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus.  If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus.  You should carefully   read this prospectus in conjunction with any applicable supplements.     It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations.  T his information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the separate account can be found in the statement of additional information (“SAI”) dated May 1, 2011 , that is available upon request without charge.  To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-873-5654
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.  In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure.  Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 341 .  The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.  Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure.  It is a criminal offense to represent otherwise.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for allocation fixed and variable options.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds – all class A shares (the “Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/BlackRock Commodity Securities Fund
JNL/BlackRock Global Allocation Fund *
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund (formerly, JNL/Select Balanced Fund)
JNL/WMC Money Market Fund (formerly, JNL/Select Money Market Fund)
JNL/WMC Value Fund (formerly, JNL/Select Value Fund)
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P® 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

*The Investment Division that invests in the JNL/BlackRock Global Allocation Fund currently is not accepting any additional allocations or transfers.  Please see “Investment Divisions” on Page 30 for more information.

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical.  The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Funds are attached to this prospectus.

TABLE OF CONTENTS
GLOSSARY	1
KEY FACTS	3
FEES AND EXPENSES TABLES	4
Owner Transaction Expenses	4
Periodic Expenses	5
Total Annual Fund Operating Expenses	20
EXAMPLE	26
CONDENSED FINANCIAL INFORMATION	28
THE ANNUITY CONTRACT	28
JACKSON	28
THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT	28
The Fixed Account	29
The GMWB Fixed Account	29
THE SEPARATE ACCOUNT	30
INVESTMENT DIVISIONS	30
JNL Series Trust	31
JNL Variable Fund LLC	41
Voting Privileges	43
Substitution	43
CONTRACT CHARGES	43
Mortality and Expense Risk Charges	44
Annual Contract Maintenance Charge	44
Administration Charge	44
Transfer Charge	44
Earnings Protection Benefit (“EarningsMax”) Charge	44
Contract Enhancement Charge	44
Contract Enhancement Recapture Charge	45
FutureGuard Guaranteed Minimum Income Benefit Charge	46
FutureGuard 6 Guaranteed Minimum Income Benefit Charge	46
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge	46
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	48
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	49
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	50
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge	51
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge	51
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge	52
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge	53
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge	54
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge	55
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge	55
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge	56
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	57
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	58
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	58

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	59
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”) Charge	60
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”) Charge	61
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select”)	62
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select With Joint Option”)	63
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up And Transfer Of Assets (“Jackson Select Protector GMWB”) Charge	64
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	64
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	65
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge	66
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge	68
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.	69
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.	70
Death Benefit Charges	71
Commutation Fee	74
Other Expenses	74
Premium Taxes	74
Income Taxes	74
DISTRIBUTION OF CONTRACTS	74
PURCHASES	77
Minimum Initial Premium	77
Minimum Additional Premiums	77
Maximum Premiums	77
Allocations of Premium	77
Optional Contract Enhancements	77
Accumulation Units	78
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	79
Restrictions on Transfers: Market Timing	79
TELEPHONE AND INTERNET TRANSACTIONS	80
The Basics	80
What You Can Do and How	80
What You Can Do and When	80
How to Cancel a Transaction	80
Our Procedures	80
ACCESS TO YOUR MONEY	81
Guaranteed Minimum Withdrawal Benefit Considerations	81
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	82
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	83
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	87
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	93
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	98
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	102
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”)	106
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	111
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”)	119
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”)	125
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”)	131

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	138
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	145
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	153
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	163
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	174
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	183
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”)	192
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”)	204
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select”)	216
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select With Joint Option”)	229
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer Of Assets (“Jackson Select Protector GMWB”)	243
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	243
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	264
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”)	275
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”)	281
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).	287
LifeGuard Freedom Flex GMWB	289
LifeGuard Freedom Flex with Joint Option GMWB	299
Systematic Withdrawal Program	310
Suspension of Withdrawals or Transfers	310
INCOME PAYMENTS (THE INCOME PHASE)	311
Variable Income Payments	311
Income Options	312
FutureGuard Guaranteed Minimum Income Benefit	312
FutureGuard 6 Guaranteed Minimum Income Benefit	314
DEATH BENEFIT	317
Basic Death Benefit	318
Earnings Protection Benefit (“EarningsMax”)	318
Optional Death Benefits	319
5% Roll-up Death Benefit	319
6% Roll-up Death Benefit	320
Highest Quarterly Anniversary Value Death Benefit	321
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit	322
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit	323
LifeGuard Freedom DB	325
LifeGuard Freedom 6 DB	326
LifeGuard Freedom Flex DB	328
Payout Options	333
Pre-Selected Payout Options	334
Special Spousal Continuation Option	334
Death of Owner On or After the Income Date	334
Death of Annuitant	334
TAXES	335
Contract Owner Taxation	335
Tax-Qualified and Non-Qualified Contracts	335
Non-Qualified Contracts – General Taxation	335

Non-Qualified Contracts – Aggregation of Contracts	335
Non-Qualified Contracts – Withdrawals and Income Payments	335
Non-Qualified Contracts – Required Distributions	336
Tax-Qualified Contracts – Withdrawals and Income Payments	336
Withdrawals – Tax-Sheltered Annuities	336
Withdrawals – Roth IRAs	336
Constructive Withdrawals – Investment Adviser Fees	336
Extension of Latest Income Date	336
Death Benefits	337
Assignment	337
Diversification	337
Owner Control	337
Withholding	337
Jackson Taxation	338
OTHER INFORMATION	338
Dollar Cost Averaging	338
Earnings Sweep	338
Rebalancing	338
Free Look	338
Advertising	338
Restrictions Under the Texas Optional Retirement Program (ORP)	339
Modification of Your Contract	339
Confirmation of Transactions	339
Legal Proceedings	339
PRIVACY POLICY	339
Collection of Nonpublic Personal Information	339
Disclosure of Current and Former Customer Nonpublic Personal Information	340
Security to Protect the Confidentiality of Nonpublic Personal Information	340
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	341
APPENDIX A (Trademarks, Service Marks, and Related Disclosures)	A-1
APPENDIX B (Contract Enhancement Recapture Charges)	B-1
APPENDIX C (Broker-Dealer Support)	C-1
APPENDIX D (GMWB Prospectus Examples)	D-1
APPENDIX E (GMWB Prospectus Examples for LifeGuard Freedom Flex GMWB, LifeGuard Freedom Flex  With Joint Option GMWB, Jackson Select , Jackson Select With Joint Option and Jackson Select Protector GMWB )
E-1
APPENDIX F (Transfer of Assets Methodology)	F-1
APPENDIX G (FutureGuard 6 GMIB Prospectus Examples)	G-1
APPENDIX H (Accumulation Unit Values)	H-1

GLOSSARY
These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death.  The Contract allows for the naming of multiple beneficiaries.

Completed Year – the succeeding twelve months from the date on which we receive a premium payment. Completed Years specify the years from the date of receipt of the premium and does not refer to Contract Years.  If the premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary.  The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years.  For example, if the Issue Date is January 15, 2011 and a premium payment is received on February 28, 2011 then, although the first Contract Anniversary is January 15, 2012 , Completed Year 0-1 for that premium payment would begin on February 28, 2011 and end on February 27, 2012 .  Completed Year 1-2 for that premium payment would begin on February 28, 2012 .

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Enhancement – a credit that we will make to your Contract Value at the end of any business day in the first five Contract Years during which we receive a premium payment.  The Contract Enhancement endorsement available is the 2% Contract Enhancement endorsement.   The actual Contract Enhancement percentage applied to the premium payment varies, depending upon the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract's Issue date.

Contract Monthly Anniversary – each one-month anniversary of the Contract's Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.

Contract Value – the sum of the allocations between the Contract's Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary.  The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary.  Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2011 , then the end of Contract Year 0-1 would be January 14, 2012 , and January 15, 2012 , which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

Fixed Account Contract Value – the sum of the allocations to the Contract's Fixed Account.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account – part of our General Account to and from which, if you elect a GMWB containing a Transfer of Assets provision (the LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB , Jackson Select with Joint Option GMWB and Jackson Select Protector GMWB contain a Transfer of Assets provision), automatic transfers of your Contract Value may be required according to non-discretionary formulas.  The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account Contract Value – the sum of the allocations to the Contract's GMWB Fixed Account.

Income Date – the date on which you begin receiving annuity payments.

Issue Date – the date your Contract is issued.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)

GLOSSARY
Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.

Separate Account – Jackson National Separate Account – I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

Separate Account Contract Value – the sum of the allocations between the Contract's Investment Divisions.

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value.  Allocations to the Fixed Account may remain for six months, and we require equal monthly transfers to the Investment Divisions during that time.  In addition, if you elect a GMWB containing a Transfer of Assets provision, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account.  For more information about the Fixed Accounts, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 28.  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 30.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 335 .

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations, depending on where you live.  For more information, please see “FREE LOOK” beginning on page 338 .

Purchases
There are minimum and maximum premium requirements.  You may elect to receive a credit to your Contract Value at the end of any business day in the first five Contract Years during which we receive a premium payment, subject to fees, conditions and limitations.  For more information, please see “PURCHASES” beginning on page 77 .

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers.  The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections.  The representative assisting you will advise you whether an optional benefit is available and of any variations.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, sometimes subject to a charge, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 81 .

Income Payments	There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 311 .

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  There are also a number of optional death benefits available.  For more information, please see “DEATH BENEFIT” beginning on page 317 .

FEES AND EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front End Sales Load	None

Maximum Contract Enhancement Recapture Charge 1
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	2%

Maximum Premium Taxes 2
Percentage of each premium	3.5%

Commutation Fee:  Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

•  (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•  (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Transfer Charge 3
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 4	$22.50

1
Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods.  If you select an optional Contract Enhancement, there is a recapture charge on withdrawals when: the Contract is returned during the free look period; withdrawals exceed the required minimum distributions of the Internal Revenue Code; there is a total withdrawal; and there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule.  The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related premium.  The percentage amounts of the recapture charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement
	Contract Year Premium is Received
Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)
	Completed Years Since Receipt Of Premium -
	0-1	1-2	2-3	3-4	4-5	5+
2% C.E.	2%	2%	1.25%	1.25%	0.5%	0

Please note that if you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 45.

2	Premium taxes generally range from 0 to 3.5% and vary by state.

3	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing and automatic transfers from the Fixed Account.

4	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses
Base Contract

Annual Contract Maintenance Charge 5		$50

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions		1.65%

Mortality And Expense Risk Charge	1.50%

Administration Charge	0.15%

Total Separate Account Annual Expenses for Base Contract		1.65%

Optional Endorsements - A variety of optional endorsements to the Contract are available.   The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are no longer available to be added to a new Contract.   Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily net asset value. You may select one from each grouping below6:

Earnings Protection Benefit Maximum Annual Charge (“EarningsMax®”) 7	0.45%

2% Contract Enhancement Maximum Annual Charge 8	0.395%

The following optional death benefit endorsement charges are based on either average daily net asset value or on a benefit base and are indicated as such.  Please see the footnotes for additional information on the various optional death benefit endorsement charges.  You may select one of the available benefits listed below6:

Average Daily Net Asset Value Based Charges
4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) 9	0.50%
Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of October 6, 2008) 10	0.40%
Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of October 6, 2008) 11	0.80%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) 12	0.60%

Benefit Based Charges
5% Roll-up Death Benefit Maximum Annual Charge 13	1.20%
6% Roll-up Death Benefit Maximum Annual Charge 14	1.60%
Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 15	0.60%
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 16	1.40%
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 17	1.80%

LifeGuard Freedom DBSM Maximum Annual Charge (no longer offered as of September 28, 2009) 18	0.60%
LifeGuard Freedom 6 DBSM Maximum Annual Charge (no longer offered as of October 11, 2010) (only available if the LifeGuard Freedom 6 GMWB is also selected) 19	0.60%
LifeGuard Freedom Flex DBSM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex GMWB) 20	0.72%

The following optional endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional endorsement charges.  You may select one of the available benefits listed below6:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (“FutureGuardSM”)(no longer offered as of December 3, 2007) 21	0.60%
GMIB Maximum Annual Charge (“FutureGuard 6SM”)(no longer offered as of April 6, 2009) 22	0.87%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 PlusSM”) 23	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard MaxSM”) 24	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM,” formerly “AutoGuard®”) 25	1.74%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) 26	2.04%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) 27	0.51%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard ProtectorSM”) 28	1.47%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM,” formerly “LifeGuard Protector AdvantageSM”) 29	1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector PlusSM”) 30	1.47%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector with Joint Option”) 31	1.62%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector Plus with Joint Option”) 32	1.71%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) 33	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard Ascent With Joint Option”) 34	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard FreedomSM GMWB”) 35	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom GMWB With Joint Option”) 36	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6SM GMWB”) 37	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6 GMWB With Joint Option”) 38	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard SelectSM”) 39	1.50%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010) (“LifeGuard Select With Joint Option”) 40	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Maximum Annual Charge (“Jackson SelectSM”) (no longer offered as of May 1, 2011) 41	2.04%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Maximum Annual Charge (“Jackson Select With Joint Option”) (no longer offered as of May 1, 2011) 42	2.64%
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Charge (“Jackson Select Protector SM GMWB”) 43	2.34%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) 44	2.10%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) 45	3.00%
5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 5®“) 46	1.32%
4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 4®“) 47	0.87%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) 48	2.64%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) 49	3.00%

5
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

6
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.  You may not select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

7	The current charge is 0.30%.

8
This charge lasts for the first five Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 44.

9	The current charge is 0.30%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

10	The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

11	The current charge is 0.55%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

12	The current charge is 0.40%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

13
For Contracts with this 5% Roll-up Death Benefit purchased on or after October 6, 2008, the current charge is 0.15% of the GMDB Benefit Base each Contract Quarter (0.60% annually), subject to a maximum annual charge of 1.20% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 5% (4% if the Owner was age 70 or older on the endorsement’s effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement's effective date), as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

For Contracts with this 5% Roll-up Death Benefit purchased before October 6, 2008, the charge is 0.45%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For more information about the charge for this endorsement, please see “5% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 71.  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 319 .

14
The current charge for this 6% Roll-up Death Benefit is 0.20% of the GMDB Benefit Base each Contract Quarter (0.80% annually), subject to a maximum annual charge of 1.60% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% (5% if the Owner was age 70 or older on the endorsement's effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement's effective date), as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

For more information about the charge for this endorsement, please see “6% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 71.  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 320 .

15
The current charge for this Highest Quarterly Anniversary Value Death Benefit is 0.075% of the GMDB Benefit Base each Contract Quarter (0.30% annually), subject to a maximum annual charge of 0.60% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday, subject to certain adjustments after that date.

For more information about the charge for this endorsement, please see “Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 71.  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit" under “Optional Death Benefits”, beginning on page 321 .

16
The current charge for this Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit is 0.175% of the GMDB Benefit Base each Contract Quarter (0.70% annually), subject to a maximum annual charge of 1.40% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the greater of (a) or (b), where:

(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 5% (4% if the Owner was age 70 or older on the endorsement's effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday; and

(b) Generally equals the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday, subject to certain adjustments after that date.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement's effective date), as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

For more information about the charge for this endorsement, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 72.  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 322 .

17
The current charge for this Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit is 0.225% of the GMDB Benefit Base each Contract Quarter (0.90% annually), subject to a maximum annual charge of 1.80% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the greater of (a) or (b), where:

(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% (5% if the Owner was age 70 or older on the endorsement's effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday; and

(b) Generally equals the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday, subject to certain adjustments after that date.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement's effective date), as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

For more information about the charge for this endorsement, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 72.  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 323 .

18
The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.  The current and maximum charge for the LifeGuard Freedom DB is 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually).  The charge for LifeGuard Freedom DB is in addition to the charge for the LifeGuard Freedom GMWB.

The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 34 below).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for the LifeGuard Freedom DB, please see “LifeGuard Freedom DB” under “Death Benefit Charges”, beginning on page 72.  For more information about how this optional death benefit endorsement works, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 325 .  For more information about how the LifeGuard Freedom GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 153 .

19
The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB.  The current and maximum charge for the LifeGuard Freedom 6 DB is 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually).  The charge for LifeGuard Freedom 6 DB is in addition to the charge for the LifeGuard Freedom 6 GMWB.

The GMWB Death Benefit is equal to the LifeGuard Freedom 6 GWB (see footnote 36 below).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for the LifeGuard Freedom 6 DB, please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 71.  For more information about how the LifeGuard Freedom 6 DB works, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 326 .  For more information about how the LifeGuard Freedom 6 GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 174 .

20
The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options).  The current and maximum charge for the LifeGuard Freedom Flex DB is 0.175% of the GMWB Death Benefit each Contract Quarter (0.70% annually).  For Contracts purchased in Washington State, the current and maximum charge is 0.06% of the GMWB Death Benefit each Contract Month (0.72% annually, as used in the table).  The charge for LifeGuard Freedom Flex DB is in addition to the charge for the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options).

If you select the LifeGuard Freedom Flex DB when you purchase your Contract, the initial GMWB Death Benefit is generally your initial premium payment, net of premium taxes, plus any Contract Enhancement.

For more information about the charge for the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”, beginning on page 73.  For more information about how the LifeGuard Freedom Flex DB works, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 328 .  For more information about how the LifeGuard Freedom Flex GMWB works, please see “LifeGuard Freedom Flex GMWB” beginning on page 289 .

21	The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base for FutureGuard is the greater of (a) or (b), where:

(a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 312 .

For Contracts with this GMIB purchased between January 10, 2005 and January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

For Contracts with this GMIB purchased in Washington State on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  For more information about the charge for this endorsement, please see “FutureGuard Guaranteed Minimum Income Benefit Charge” beginning on page 46.

22
The current and maximum charge is 0.2125% of the GMIB Benefit Base each calendar quarter (0.85% annually).  For Contracts purchased in Washington State, you currently pay the maximum charge of 0.0725% of the GMIB Benefit Base each Contract Month (0.87% annually, as used in the table).  The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:

(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

At issue, the Step-Up Date is the Issue Date, and the Step-Up Value is generally equal to the initial premium paid plus any Contract Enhancement credited.  After issue, the Step-Up Date is the Contract Anniversary on which the Owner elects to step up to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 314 .

For Contracts with FutureGuard 6 purchased before October 6, 2008, the charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually).  For Contracts purchased in Washington State before October 6, 2008, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually).  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  For more information about the charge for this endorsement, please see “FutureGuard 6 Guaranteed Minimum Income Benefit Charge” beginning on page 46.

23
0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable quarterly (monthly for Contracts purchased in Washington State).  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

The charge is expressed as an annual percentage and depends on:

● When the endorsement is added to the Contract.
● The endorsement's availability – on and after, or before January 17, 2006.
● The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
● The frequency of deduction – quarterly, monthly, or daily.

The below tables have the maximum and current charges.

For Contracts to which this endorsement was added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Contracts to which this endorsement was added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

7% GMWB
Endorsement's Availability	On and after January 17, 2006		Before January 17, 2006
Maximum Annual Charge	0.75%		0.70%
Current Annual Charge	0.40%	0.42%	0.40%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Quarterly	Monthly	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 46.  For more information about how the endorsement works, including more details regarding the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 83 .

24

1.20% is the maximum annual charge of the Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB was elected after the issue date (which is no longer an option on or after May 1, 2010), the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

GMWB With 5-Year Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2010	1.20%	(WA Only) 1.20%	.60%	(WA Only) .60%
For endorsements purchased before May 1, 2010	.80%	.81%	0.45%	0.45%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 87 . Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

25

1.70% is the maximum annual charge of the 5% GMWB With Annual Step-Up, which charge is payable quarterly .  But for Contracts purchased in Washington State, the maximum annual charge is 1.74% , which charge is payable each Contract Month. The below tables have the maximum and current charges .  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment, net of taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement.   If the GMWB is elected after the issue date, subject to availability, the initial GWB is generally your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
For endorsements purchased before May 1, 2011	1.45%	1.47%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued , subject to availability ; for GMWBs issued before May 1, 2011 ,   with a step-up that you request (not on step-ups that are automatic) ; or for GMWBs issued on or after May 1, 2011, upon any step-up on or after the second Contract Anniversary,   subject to the applicable maximum annual charge.

For more information about the charge for this endorsement , please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 49.   For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 93 .   Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

26

2.00% is the maximum annual charge of the 6% GMWB With Annual Step-Up, which charge is payable quarterly.   But for Contracts purchased in Washington State, the maximum annual charge is 2.04%, which charge is payable each Contract Month. The below tables have the maximum and current charges . While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment, net of taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement. If the GMWB is elected after the issue date, subject to availability, the initial GWB is generally your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

6% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements purchased before May 1, 2011	1.60%	1.62%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued , subject to availability ; for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) ; or for GMWBs issued on or after May 1, 2011, upon any step-up on or after the second Contract Anniversary,   subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 50.   For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 98 .    Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

27

The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0175% (0.21% annually) of the GWB, subject to a maximum charge of 0.51% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.

The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 102 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

28

1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	0.85%	0.87%	0.40%	0.42%
55 – 59	1.20%	1.20%	0.65%	0.66%
60 – 64	1.30%	1.32%	0.75%	0.75%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	0.85%	0.87%	0.50%	0.51%
75 – 80	0.60%	0.60%	0.35%	0.36%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% for Life GMWB With Annual Step-Up Charge” beginning on page 51.  For more information about how the endorsement works, please see “5% for Life GMWB With Annual Step-Up” beginning on page 106.

29
1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups:  55-59, 60-64, and 65-69, which charge is payable quarterly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.15%	1.17%	0.70%	0.72%
55 – 59	1.50%	1.50%	0.95%	0.96%
60 – 64	1.50%	1.50%	0.95%	0.96%
65 – 69	1.50%	1.50%	0.95%	0.96%
70 – 74	0.90%	0.90%	0.55%	0.57%
75 – 80	0.65%	0.66%	0.40%	0.42%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 52.  For more information about how the endorsement works, please see “5% for Life GMWB With Bonus and Annual Step-Up” beginning on page 111 .

30

1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups:  55-59 and 60-64, which charge is payable monthly.  The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.45%	1.47%	0.85%	0.87%
60 – 64	1.45%	1.47%	0.85%	0.87%
65 – 69	1.20%	1.20%	0.65%	0.66%
70 – 74	0.75%	0.75%	0.35%	0.36%
75 – 80	0.55%	0.57%	0.30%	0.30%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 53.  For more information about how the endorsement works, please see “5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 119 .

31

1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.35%	1.35%	0.80%	0.81%
60 – 64	1.45%	1.47%	0.90%	0.90%
65 – 69	1.60%	1.62%	1.05%	1.05%
70 – 74	1.00%	1.02%	0.65%	0.66%
75 – 80	0.75%	0.75%	0.50%	0.51%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 54.  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 125 .

32

1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups:  55-59 and 60-64, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint 5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.10%	(WA Only) 1.11%	0.65%	(WA Only) 0.66%
50 – 54	1.25%	1.26%	0.80%	0.81%
55 – 59	1.70%	1.71%	1.10%	1.11%
60 – 64	1.70%	1.71%	1.10%	1.11%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	1.00%	1.02%	0.60%	0.60%
75 – 80	0.80%	0.81%	0.55%	0.57%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 55.  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 131 .

33

1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 85	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 55.  For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 138 .

34

1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 85	1.70%	(WA Only) 1.71%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 56.  For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 145 .

35

1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50% =	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 57.  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up" beginning on page 153 .

36

For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 58.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up" beginning on page 163 .

37

1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 58.  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 174 .

38

For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 59.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 183 .

39

1.50% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50%	(WA Only) 1.50%	0.85%	(WA Only) 0.87%
For endorsements purchased before September 28, 2009	1.20%	1.20%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 60.  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 192 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

40

For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85%	(WA Only) 1.86%	1.05%	(WA Only) 1.05%
For endorsements purchased before September 28, 2009	1.50%	1.50%	0.80%	0.81%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 61.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 204 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

41
For Contracts purchased in Washington State, 2.04% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable each Contract Month.  For Contracts purchased in all other states, 2.00% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable quarterly.  The below tables have the maximum and current charges.  If you select this GMWB on or after October 11, 2010 when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancement.  If the GMWB is elected after the issue date, subject to availability, the initial GWB is generally your Contract Value less (for GMWBs issued before October 11, 2010) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement was added. We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
For endorsements purchased on or after October 11, 2010	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements purchased before October 11, 2010	1.70%	1.74%	.85%	.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Charge” beginning on page 62.  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 216 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

42

For Contracts purchased in Washington State, 2.64% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable each Contract Month.  For Contracts purchased in all other states, 2.60% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable quarterly.  The below tables have the maximum and current charges.  If you select this GMWB on or after October 11, 2010 when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancements.   If the GMWB is elected after the issue date, subject to availability, the initial GWB is generally your Contract Value, less (for GMWBs issued before October 11, 2010) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement was added   We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
For endorsements purchased on or after October 11, 2010	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
For endorsements purchased before October 11, 2010	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Charge” beginning on page 63.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 229 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

43
For Contracts purchased in Washington State , 2.34% is the maximum annual charge of the For Life GMWB With Annual Step-Up and Transfer of Assets, which charge is payable each Contract Month.  For Contracts purchased in all other states, 2.30% is the maximum annual charge of the For Life GMWB With Annual Step-Up and Transfer of Assets, which charge is payable quarterly.  Charges are an annual percentage of the GWB.   The below tables have the maximum and current charges.   The GWB is the guaranteed amount available for future periodic withdrawals.   If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancement.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up and Transfer of Assets Charge” beginning on page 62 .  For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up and Transfer of Assets” beginning on page 216 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

44

2.10% is the maximum annual charge of the For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  The GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount
Annual Charge	Maximum		Current
Ages 45 – 80	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 64.  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 216 .

45

3.00% is the maximum annual charge of the Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  The GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount
Annual Charge	Maximum		Current
Ages 45 – 80	3.00%	(WA Only) 3.00%	1.50%	(WA Only) 1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 65.  For more information about how the endorsement works, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 264 .

46
1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly.  The charge for the 5% for Life GMWB varies by age group.  The below tables have the maximum and current charges for all age groups.

Charges are expressed as an annual percentage and depend on:

• The Owner's age when the endorsement is added to the Contract.
• The endorsement's availability – effective May 1, 2006, this endorsement is no longer available to add to a Contract.
• The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
• The frequency of deduction – quarterly, monthly, or daily.

For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

5% For Life GMWB
Endorsement's Availability	Before May 1, 2006				Before January 17, 2006 *
Annual Charge	Maximum		Current		Maximum	Current
Ages 60 – 64	1.30%	(WA Only) 1.32%	0.90%	(WA Only) 0.90%	1.30%	0.90%
65 – 69	0.85%	0.87%	0.60%	0.60%	0.85%	0.60%
70 – 74	0.60%	0.60%	0.50%	0.51%	0.60%	0.50%
75 – 80	0.50%	0.51%	0.40%	0.42%	0.50%	0.40%
Charge Basis	GWB				Investment Divisions
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly	Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 66.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 275.

47
0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly.  The charge for the 4% for Life GMWB varies by age group.  The below tables have the maximum and current charges for all age groups.

Charges are expressed as an annual percentage and depend on:

•The Owner’s age when the endorsement is added to the Contract.
•The endorsement’s availability – effective May 1, 2006, this endorsement is no longer available to add to a Contract.
•The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
•The frequency of deduction – quarterly, monthly, or daily.

For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

4% For Life GMWB
Endorsement's Availability	Before May 1, 2006				Before January 17, 2006 *
Annual Charge	Maximum		Current		Maximum	Current
Ages 50 – 54	0.85%	(WA Only) 0.87%	0.65%	(WA Only) 0.66%	0.85%	0.65%
55 – 59	0.65%	0.66%	0.50%	0.51%	0.65%	0.50%
60 – 64	0.50%	0.51%	0.35%	0.36%	0.50%	0.35%
65 – 69	0.35%	0.36%	0.25%	0.27%	0.35%	0.25%
70 – 74	0.30%	0.30%	0.20%	0.21%	0.30%	0.20%
75 – 80	0.20%	0.21%	0.15%	0.15%	0.20%	0.15%
Charge Basis	GWB				Investment Divisions
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly	Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)
We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “4% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 68.  For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 281 .

48

For Contracts purchased in Washington State, 2.64% is the maximum annual charge for the For Life GMWB With Bonus and Annual Step-Up Options , which charge is payable each Contract Month .  For Contracts purchased in all other states, 2.60% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up , which charge is payable each Contract Quarter .  Charges are an annual percentage of the GWB.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancements.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

LifeGuard Freedom Flex GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%	2.04%	1.00%	1.02%
6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
8% Bonus and Annual Step-Up	2.60%	2.64%	1.30%	1.32%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Step-Up Charge” beginning on page 69.  For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 289 .  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

49

3.00% is the maximum annual charge for the Joint For Life GMWB With Bonus and Annual Step-Up Options.  The below tables have the maximum and current charges.  Charges are an annual percentage of the GWB and are payable each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancement.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	3.00%	1.50%	1.50%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus and Step-Up Charge” beginning on page 70.  For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB With Joint Option” beginning on page 299 .  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, service 12b-1 fees and other expenses.)

Minimum: 0.57%

Maximum: 2.45%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectuses for even more information, including investment objectives, performance and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.27% D	0.25%	0.02% D	0.00%	1.54% D	0.45% E	1.09% D,E
JNL/American Funds Global Bond	1.39% D	0.25%	0.03% D	0.00%	1.67% D	0.55% E	1.12% D,E
JNL/American Funds Global Small Capitalization	1.61% D	0.25%	0.04% D	0.00%	1.90% D	0.60% E	1.30% D,E
JNL/American Funds Growth-Income	1.12% D	0.25%	0.02% D	0.00%	1.39% D	0.40% E	0.99% D,E
JNL/American Funds International	1.49% D	0.25%	0.04% D	0.00%	1.78% D	0.55% E	1.23% D,E
JNL/American Funds New World	1.94% D	0.25%	0.06% D	0.00%	2.25% D	0.80% E	1.45% D,E
JNL/BlackRock Global Allocation	1.40 % I	0.20%	0.13 % I	0.02 % I	1.75% I	0.66% E	1.09% I,E
JNL/WMC Money Market	0.37% F	0.20%	0.00%	0.00%	0.57% F	0.30%	0.27%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.20%	0.00%	0.00%	0.76% H	0.96%
JNL Institutional Alt 35	0.19%	0.00%	0.01%	0.89% H	1.09%
JNL Institutional Alt 50	0.19%	0.00%	0.01%	1.04% H	1.24%
JNL Institutional Alt 65	0.20%	0.00%	0.00%	1.20% H	1.40%

JNL/BlackRock Commodity Securities	0.79%	0.20%	0.01%	0.01%	1.01%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.87%	0.20%	0.01%	0.01%	1.09%
JNL/Capital Guardian U.S. Growth Equity	0.75%	0.20%	0.00%	0.01%	0.96%
JNL/Eagle Core Equity	0.73%	0.20%	0.00%	0.02%	0.95%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL/Eagle SmallCap Equity	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	0.00%	1.05% H	1.10%
JNL/Franklin Templeton Global Growth	0.87%	0.20%	0.01%	0.01%	1.09%
JNL/Franklin Templeton Income	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.00%	0.02%	1.32%
JNL/Franklin Templeton Mutual Shares	0.85%	0.20%	0.01%G	0.02%	1.08%
JNL/Franklin Templeton Small Cap Value	0.94%	0.20%	0.00%	0.02%	1.16%
JNL/Goldman Sachs Core Plus Bond	0.68%	0.20%	0.00%	0.04%	0.92%
JNL/Goldman Sachs Emerging Markets Debt	0.87%	0.20%	0.01%	0.03%	1.11%
JNL/Goldman Sachs Mid Cap Value	0.81%	0.20%	0.01%	0.01%	1.03%
JNL/Goldman Sachs U.S. Equity Flex	0.95%	0.20%	0.73% G	0.01%	1.89%
JNL/Invesco Global Real Estate	0.86%	0.20%	0.00%	0.00%	1.06%
JNL/Invesco International Growth	0.81%	0.20%	0.01%	0.01%	1.03%
JNL/Invesco Large Cap Growth	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/Invesco Small Cap Growth	0.95%	0.20%	0.00%	0.01%	1.16%
JNL/Ivy Asset Strategy	1.04%	0.20%	0.01%	0.02%	1.27%
JNL/JPMorgan International Value	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/JPMorgan MidCap Growth	0.80%	0.20%	0.01%	0.00%	1.01%
JNL/JPMorgan U.S. Government & Quality Bond	0.51%	0.20%	0.00%	0.01%	0.72%
JNL/Lazard Emerging Markets	1.02%	0.20%	0.01%	0.01%	1.24%
JNL/Lazard Mid Cap Equity	0.81%	0.20%	0.01%	0.01%	1.03%
JNL/M&G Global Basics	1.00%	0.20%	0.02%	0.01%	1.23%
JNL/M&G Global Leaders	1.00%	0.20%	0.04%	0.00%	1.24%
JNL/Mellon Capital Management European 30	0.57%	0.20%	0.01%	0.00%	0.78%
JNL/Mellon Capital Management Pacific Rim 30	0.57%	0.20%	0.01%	0.00%	0.78%
JNL/Mellon Capital Management S&P 500 Index	0.36%	0.20%	0.01%	0.00%	0.57%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.39%	0.20%	0.01%	0.00%	0.60%
JNL/Mellon Capital Management Small Cap Index	0.38%	0.20%	0.02%	0.01%	0.61%
JNL/Mellon Capital Management International Index	0.43%	0.20%	0.04%	0.00%	0.67%
JNL/Mellon Capital Management Bond Index	0.37%	0.20%	0.00%	0.01%	0.58%
JNL/Mellon Capital Management Global Alpha	1.15%	0.20%	0.01%	0.01%	1.37%
JNL/Mellon Capital Management Index 5	0.05%	0.00%	0.00%	0.61% H	0.66%
JNL/Mellon Capital Management 10 x 10	0.05%	0.00%	0.00%	0.62% H	0.67%
JNL/Oppenheimer Global Growth	0.84%	0.20%	0.02%	0.00%	1.06%
JNL/PAM Asia ex-Japan	1.05%	0.20%	0.06%	0.00%	1.31%
JNL/PAM China-India	1.10%	0.20%	0.03%	0.01%	1.34%
JNL/PIMCO Real Return	0.59%	0.20%	0.03%	0.00%	0.82%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PPM America Floating Rate Income	0.80%	0.20%	0.01%	0.00%	1.01%
JNL/PPM America High Yield Bond	0.55%	0.20%	0.01%	0.02%	0.78%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.01%	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	0.98%	0.20%	0.00%	1.27%	2.45%
JNL/T. Rowe Price Established Growth	0.68%	0.20%	0.00%	0.00%	0.88%
JNL/T. Rowe Price Mid-Cap Growth	0.81%	0.20%	0.00%	0.00%	1.01%
JNL/T. Rowe Price Short-Term Bond	0.52%	0.20%	0.00%	0.05%	0.77%
JNL/T. Rowe Price Value	0.74%	0.20%	0.00%	0.00%	0.94%
JNL/WMC Balanced	0.55%	0.20%	0.01%	0.02%	0.78%
JNL/WMC Value	0.59%	0.20%	0.01%	0.00%	0.80%
JNL/S&P Managed Conservative	0.16%	0.00%	0.01%	0.83% H	1.00%
JNL/S&P Managed Moderate	0.15%	0.00%	0.00%	0.87% H	1.02%
JNL/S&P Managed Moderate Growth	0.14%	0.00%	0.01%	0.91% H	1.06%
JNL/S&P Managed Growth	0.14%	0.00%	0.01%	0.94% H	1.09%
JNL/S&P Managed Aggressive Growth	0.17%	0.00%	0.00%	0.94% H	1.11%
JNL/S&P Disciplined Moderate	0.18%	0.00%	0.00%	0.63% H	0.81%
JNL/S&P Disciplined Moderate Growth	0.18%	0.00%	0.00%	0.63% H	0.81%
JNL/S&P Disciplined Growth	0.18%	0.00%	0.00%	0.63% H	0.81%
JNL/S&P Competitive Advantage	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P Dividend Income & Growth	0.50%	0.20%	0.00%	0.00%	0.70%
JNL/S&P Intrinsic Value	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P Total Yield	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P 4	0.05%	0.00%	0.00%	0.71% H	0.76%
JNL/Mellon Capital Management DowSM 10	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management S&P® 10	0.45%	0.20%	0.02%	0.00%	0.67%
JNL/Mellon Capital Management Global 15	0.49%	0.20%	0.01%	0.00%	0.70%
JNL/Mellon Capital Management Nasdaq® 25	0.46%	0.20%	0.04%	0.00%	0.70%
JNL/Mellon Capital Management Value Line® 30	0.44%	0.20%	0.10%	0.00%	0.74%
JNL/Mellon Capital Management DowSM Dividend	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 24	0.45%	0.20%	0.01%	0.00%	0.66%
JNL/Mellon Capital Management 25	0.44%	0.20%	0.01%	0.00%	0.65%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital Management JNL 5	0.42%	0.20%	0.02%	0.00%	0.64%
JNL/Mellon Capital Management VIP	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.20%	0.04%	0.00%	0.68%
JNL/Mellon Capital Management S&P® SMid 60	0.45%	0.20%	0.01%	0.00%	0.66%
JNL/Mellon Capital Management NYSE® International 25	0.53%	0.20%	0.04%	0.00%	0.77%
JNL/Mellon Capital Management Communications Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.20%	0.02%	0.00%	0.71%
JNL/Mellon Capital Management Financial Sector	0.46%	0.20%	0.03%	0.00%	0.69%
JNL/Mellon Capital Management Healthcare Sector	0.46%	0.20%	0.03%	0.00%	0.69%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Technology Sector	0.45%	0.20%	0.03%	0.00%	0.68%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL/S&P Intrinsic Value	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P Total Yield	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P 4	0.05%	0.00%	0.00%	0.71% H	0.76%
JNL/Mellon Capital Management DowSM 10	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management S&P® 10	0.45%	0.20%	0.02%	0.00%	0.67%
JNL/Mellon Capital Management Global 15	0.49%	0.20%	0.01%	0.00%	0.70%
JNL/Mellon Capital Management Nasdaq® 25	0.46%	0.20%	0.04%	0.00%	0.70%
JNL/Mellon Capital Management Value Line® 30	0.44%	0.20%	0.10%	0.00%	0.74%
JNL/Mellon Capital Management DowSM Dividend	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 24	0.45%	0.20%	0.01%	0.00%	0.66%
JNL/Mellon Capital Management 25	0.44%	0.20%	0.01%	0.00%	0.65%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital Management JNL 5	0.42%	0.20%	0.02%	0.00%	0.64%
JNL/Mellon Capital Management VIP	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.20%	0.04%	0.00%	0.68%
JNL/Mellon Capital Management S&P® SMid 60	0.45%	0.20%	0.01%	0.00%	0.66%
JNL/Mellon Capital Management NYSE® International 25	0.53%	0.20%	0.04%	0.00%	0.77%
JNL/Mellon Capital Management Communications Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.20%	0.02%	0.00%	0.71%
JNL/Mellon Capital Management Financial Sector	0.46%	0.20%	0.03%	0.00%	0.69%
JNL/Mellon Capital Management Healthcare Sector	0.46%	0.20%	0.03%	0.00%	0.69%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Technology Sector	0.45%	0.20%	0.03%	0.00%	0.68%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.

The JNL/American Funds ® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund,  JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE ® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, pay an administrative fee of 0.15%.

The JNL/ Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE ® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds, except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, pay an administrative fee of 0.05%.

All other Funds pay an administrative fee of 0.10%.

The Management and Admin Fee and the Total Annual Fund Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B

Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C

Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing in securities deemed “investment companies,” including money market funds used for purposes of investing available cash balances.

D

Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.42%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.44%.

JNL/American Funds Global Bond Fund: Management Fee: 0.54%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.71%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.75%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.49%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.53%.

JNL/American Funds New World Fund: Management Fee: 0.74%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.80%.

E

JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

F

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through May 1, 2012 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

G

Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2010, the total cost of short sales transactions to the JNL/Goldman Sachs U.S. Equity Flex Fund was 0.72%.

H

Amounts are based on the allocations to underlying funds during the period ended December 31, 2010.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than the amounts presented.

I

Fees and expenses at the Master Fund level for Class I shares of the Fund are as follows:  Management Fee: 0.35%; Other Expenses: 0.13%; Acquired Fund Fees and Expenses:  0.02%; Total Annual Portfolio Operating Expenses: 0.50%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the examples.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 2% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$ 1,198	$ 2,964	$ 4,542	$ 7,823

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years

$ 1,198	$ 2,964	$ 4,542	$ 7,823

If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$ 998	$ 2,839	$ 4,492	$ 7,823

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the Contracts offered through the Separate Account.  The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT
Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90.  Optional benefits may have different requirements, as noted.  Your Contract Value may be allocated to our Fixed Account, our GMWB Fixed Account or to the Investment Divisions.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  Contracts issued in your state may provide different features and benefits than those described in this prospectus.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951.  We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract Value allocated to the Fixed Account and/or the GMWB Fixed Account will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them.  Disclosures regarding the Fixed Account and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Transfers out of the Fixed

Account and the GMWB Fixed Account are subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE FIXED ACCOUNT

The Fixed Account offers a base interest rate that we established and will credit to the amounts allocated to the Fixed Account for a six-month period.

The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards.  Subject to these minimum requirements, we may declare different base interest rates at different times.

We require that premium allocated to the Fixed Account (including any Contract Enhancement) be automatically transferred, on a monthly basis in equal installments, to your choice of Investment Divisions within six months of the allocation, so that at the end of the period, all amounts in the Fixed Account will have been transferred out.  The installment amount will be determined based on the amount allocated to the Fixed Account and the credited interest rate.  Charges, withdrawals and any additional transfers (which are permitted at any time) taken from the Fixed Account will shorten the length of time it takes to deplete the account balance.  Automatic transfers will not count against the 15 free transfers in a Contract year.

Interest will continue to be credited daily on the account balance remaining in the Fixed Account as funds are automatically transferred into your choice of Investment Divisions.  However, the effective yield over the six-month automatic transfer period will be less than the credited interest rate, as it will be applied to a declining balance in the Fixed Account.

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.  The GMWB Fixed Account is available only in conjunction with the purchase of the Lifeguard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB , Jackson Select with Joint Option GMWB or Jackson Select Protector GMWB .  If you elect (or previously elected) to purchase one of these five GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account.  These automatic transfers will not count against the 15 free transfers in a Contract Year.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 192 .  For More detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 204 .  For more detailed information regarding Jackson Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 216 .  For more detailed information regarding Jackson Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 229 . For more detailed information regarding Jackson Select Protector GMWB, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement (Jackson Select Protector GMWB)” beginning on page 243 .

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account and the GMWB Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management 10 x 10
JNL/Mellon Capital Management Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth

Important information regarding the Investment Division investing in the JNL/BlackRock Global Allocation Fund (the “JNL/BlackRock Global Allocation Investment Division”):   Beginning February 22, 2011, the JNL/BlackRock Global Allocation Investment Division temporarily stopped accepting any additional allocations or transfers.  If you have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, that had an allocation to the JNL/Black Rock Global Allocation Investment Division, you were requested to choose a replacement Investment Division by April 22, 2011.  In the absence of new allocation instructions, your allocations were and will continue to be made to the JNL/WMC Money Market Investment Division ( formerly, JNL/Select Money Market Investment Division ).  You may reallocate the Contract value in the JNL/WMC Money Market Investment Division to any other Investment Division.  Current amounts allocated to the JNL/BlackRock Global Allocation Investment Division will remain invested unless we receive instruction from you.  You may continue to make transfers and withdrawals out of the JNL/BlackRock Global Allocation Investment Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB.  However, if you transfer out of the JNL/BlackRock Global Allocation Investment Division you will not be able to transfer back in until after such time as it may be reopened.  We will notify you regarding the future availability of the JNL/BlackRock Global Allocation Investment Division.

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%) and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%) and non-traditional asset classes (approximately 35%).

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%) and non-traditional asset classes (approximately 50%).

JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 35%) and non-traditional asset classes (approximately 65%).

JNL/American Funds® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks a high level of total return through exclusive investment in the Class 1 shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds . . The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSRO or determined to be of equivalent quality by the Master Fund’s investment adviser) .  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks   growth of capital over time through exclusive investment in the Class 1 shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase . The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking capital appreciation over time .  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/BlackRock Global Allocation Fund (“Feeder Fund”)  (Please Note:   The Investment Division that invests in the JNL/BlackRock Global Allocation Fund currently is not accepting any additional allocations or transfers. )
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and BlackRock Advisors, LLC , investment adviser to the Master Fund)

Seeks high total investment return through exclusive investment in BlackRock Global Allocation Portfolio (the “Master Global Allocation Fund” or “Master Fund”), a series of BlackRock Series Fund, Inc. The Master Fund invests in a portfolio of equity, debt and money market securities and other short-term securities or instruments, of issuers located around the world . Generally, the Master Fund’s portfolio will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Master Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns. The Master Fund may also invest in corporate loans.

JNL/BlackRock Commodity Securities Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% of its total assets in each strategy. The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodities Strategy” will focus on investments in commodity securities.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equities and 25% to 45% of the Fund’s assets to fixed-income.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

JNL/Capital Guardian U.S. Growth Equity Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts and other U.S. registered foreign securities that are tied economically to the U.S.).  The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

JNL/Eagle Core Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term growth through capital appreciation and, secondarily, current income by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000 ® .

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making allocations (approximately 33 1/3%) of its assets and cash flows among three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund.  These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities (under normal market conditions).

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion (under normal market conditions). The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index. The Fund may invest in emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  The Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, normally, at least 80% of its assets in securities of small-capitalization companies.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least three countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital Management 10 x 10 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management Index 5 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.   The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities.

JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index .  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Management Global Alpha Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation )

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

JNL/PAM Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return and further seeks to achieve long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region , under certain circumstances .

JNL/PAM China-India Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India , under certain circumstances .

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.   Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio fixed-income income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to provide a high level of current income, by investing under normal circumstances at least 80% of its assets in floating rate loans and other investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned above.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps), and the Fund may also invest in securities of foreign issuers.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.   The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.   Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Income is a secondary objective.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments.

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations (generally above $3 billion).

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Variable Fund LLC

JNL/Mellon Capital Management DowSM 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.

JNL/Mellon Capital Management S&P® 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index.

JNL/Mellon Capital Management Global 15 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index  and the Hang Seng Index.

JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-adviser based on certain positive financial attributes.

JNL/Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on each Stock Selection Date.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.   The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”) .  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.

JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment sub-advisers.  The Funds described are available only through variable annuity contracts issued by Jackson.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Investment Divisions and underlying Funds may be available in the future.  The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Voting Privileges.  To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased, except as also described.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for Mortality and Expense Risk Charges.  On an annual basis, this charge equals 1.50% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations and include:

•	to make income payments for the life of the Annuitant during the income phase; and

•	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge.  During the accumulation phase, we deduct a $50 annual contract maintenance charge on the Contract Anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective values bear to the Contract Value.  We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge.  Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Transfer Charge.  You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division.  We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Earnings Protection Benefit (“EarningsMax”) Charge.  If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  The charge on the currently offered Contracts may be less.  Please check with your representative to learn about the current level of the charge and its availability in your state.  This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years or younger), even though the benefit is not payable.  If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease.  We stop deducting this charge on the date you annuitize.

Contract Enhancement Charge. A 2% Contract Enhancement is available to select for a charge that equals 0.395% on an annual basis for a period of five Contract Years.  This charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions.  This charge will also be assessed against any amounts allocated to the Fixed Account and the GMWB Fixed Account by reducing the base interest rate by the applicable charge percentage, but never below the minimum guaranteed interest rate (assuming no withdrawals).  (For more information about the Fixed Account and the GMWB Fixed Account, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 28.)

Due to the Contract Enhancement charges listed above, it is possible that upon surrender, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge. If you select the 2% Contract Enhancement and then make a partial or total withdrawal from your Contract in the first five Contract Years, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancement that we credited to your Contract based on your premiums.  The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;
•	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);
•	there is a total withdrawal; and
•	there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule (see Example 3 in Appendix B).

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related premium.  The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding premium payment withdrawn if the optional Contract Enhancement is selected)

2% Contract Enhancement
	Contract Year Premium is Received
Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected*)

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5+
Recapture Charge	2%	2%	1.25%	1.25%	0.5%	0

* For Contracts purchased before May 1, 2010, premium payments received after the first Contract Year are not eligible for a Contract Enhancement and, therefore, those premium payments are not subject to a recapture charge.

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding premium reflected in the amount withdrawn or to the corresponding premium reflected in the amount applied to income payments.  (Please see the examples in Appendix B).  The amount recaptured will be taken from the Investment Divisions and the Fixed Account (and the GMWB Fixed Account, if applicable) in the proportion their respective values bear to the Contract Value.  The dollar amount recaptured from the corresponding premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that premium payment.  Recapture charges will be applied upon electing to receive income payments if the corresponding Income Date is within the recapture charge schedule, (see Example 3 in Appendix B).

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works.  However, we do not assess the recapture charge on any amounts paid out as:

●	death benefits; or

●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge).

FutureGuard Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

For Contracts with this GMIB purchased on and after January 10, 2005 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

For Contracts with this GMIB purchased in Washington State on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 312 .  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable.  Similarly, the charge is prorated upon termination of the endorsement.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

FutureGuard 6 Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts with this GMIB purchased on or after October 6, 2008, the charge for this benefit is 0.2125% of the GMIB Benefit Base each calendar quarter (0.85% annually).  For Contracts purchased in Washington State on or after October 6, 2008, you pay 0.0725% of the GMIB Benefit Base for this benefit each Contract Month (0.87% annually).  For Contracts with this GMIB purchased before October 6, 2008, the charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually).  For Contracts purchased in Washington State before October 6, 2008, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually).

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 314 .  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable.  Similarly, the charge is prorated upon termination of the endorsement.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract.  For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 83 .  The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Quarterly or Monthly	Quarterly	Monthly
0.75%	0.40%	(WA Only) 0.42%

You pay the applicable annual percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB was added before October 4, 2004, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 83 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 87 .

Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2010	1.20%	(WA Only) 1.20%	0.60%	(WA Only) 0.60%
For endorsements purchased before May 1, 2010	.80%	.81%	0.45%	0.45%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; or upon election of a step-up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 87 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).   For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 93 .

5% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
For endorsements purchased before May 1, 2011	1.45%	1.47%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.  The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

For GMWBs purchased prior to May 1, 2011, the following charge reductions may apply.   The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge .

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a Step-Up on or after the second Contract Anniversary, subject to the maximum annual charge.  In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated , or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 5) ” beginning on page 93 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 98 .

6% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements purchased before May 1, 2011	1.60%	1.62%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

For GMWBs purchased before May 1, 2011, the following charge reductions may apply.   The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge .

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a Step-Up on or after the second Contract Anniversary, subject to the maximum annual charge.  In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated , or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6) ” beginning on page 98 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually).  In Washington State, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 102 .

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).  We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 102 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 106 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	0.85%	0.87%	0.40%	0.42%
55 – 59	1.20%	1.20%	0.65%	0.66%
60 – 64	1.30%	1.32%	0.75%	0.75%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	0.85%	0.87%	0.50%	0.51%
75 – 80	0.60%	0.60%	0.35%	0.36%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 106 .  Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 106 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 111 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.15%	1.17%	0.70%	0.72%
55 – 59	1.50%	1.50%	0.95%	0.96%
60 – 64	1.50%	1.50%	0.95%	0.96%
65 – 69	1.50%	1.50%	0.95%	0.96%
70 – 74	0.90%	0.90%	0.55%	0.57%
75 – 80	0.65%	0.66%	0.40%	0.42%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 111 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 111 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” below beginning on page 119 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.45%	1.47%	0.85%	0.87%
60 – 64	1.45%	1.47%	0.85%	0.87%
65 – 69	1.20%	1.20%	0.65%	0.66%
70 – 74	0.75%	0.75%	0.35%	0.36%
75 – 80	0.55%	0.57%	0.30%	0.30%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 119 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 119 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 125 .  The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.35%	1.35%	0.80%	0.81%
60 – 64	1.45%	1.47%	0.90%	0.90%
65 – 69	1.60%	1.62%	1.05%	1.05%
70 – 74	1.00%	1.02%	0.65%	0.66%
75 – 80	0.75%	0.75%	0.50%	0.51%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 125 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 125 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up” beginning on page 131 .  The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.10%	(WA Only) 1.11%	0.65%	(WA Only) 0.66%
50 – 54	1.25%	1.26%	0.80%	0.81%
55 – 59	1.70%	1.71%	1.10%	1.11%
60 – 64	1.70%	1.71%	1.10%	1.11%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	1.00%	1.02%	0.60%	0.60%
75 – 80	0.80%	0.81%	0.55%	0.57%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  For more information about the GWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 131 .  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 131 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 131 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 138 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 85	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 138 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 138 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 145 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 85	1.70%	(WA Only) 1.71%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 145 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 145 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 153 .

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 153 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 153 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom GMWB only.  If you purchase the LifeGuard Freedom DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom DB” under “Death Benefit Charges”, beginning on page 72 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 163 .

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 163 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 163 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 174 .

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 181 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 174 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom 6 GMWB only.  If you purchase the LifeGuard Freedom 6 DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom 6 DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 72 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 183 .

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 190 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 183 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 192 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50%	(WA Only) 1.50%	0.85%	(WA Only) 0.87%
For endorsements purchased before September 28, 2009	.20%	1.20%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 192 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 192 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 192 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 204 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85%	(WA Only) 1.86%	1.05%	(WA Only) 1.05%
For endorsements purchased before September 28, 2009	1.50%	1.50%	0.80%	0.81%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 204 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 204 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 204 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 216 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements issued on or after October 11, 2010	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements issued before October 11, 2010	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 216 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 216 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the second Contract Anniversary (fifth Contract Anniversary if this GMWB was issued prior to October 11, 2010), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 216 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 229 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements issued on or after October 11, 2010	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
For endorsements issued before October 11, 2010	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 229 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary(fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 229 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the second Contract Anniversary (fifth Contract Anniversary if this GMWB was issued prior to October 11, 2010), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 229 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”) Charge.   The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (Jackson Select Protector GMWB)” beginning on page 243 .

Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State , you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 250 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.   In Washington State , the   monthly charges are also pro rata, but deducted over   the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Such election must be received in Good Order prior to the Contract Anniversary.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier of the date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 252 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the second Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 243 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 216 .

Annual Charge	Maximum		Current
Ages 45 – 80	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract   Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page  216 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page  216 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 264 .

Annual Charge	Maximum		Current
Ages 45 – 80	3.00%	(WA Only) 3.00%	1.50%	(WA Only) 1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 264 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 264 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 275 .  The charge varies by age group.  The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum		Current
Ages 60 – 64	1.30%	(WA Only) 1.32%	0.90%	(WA Only) 0.90%
65 – 69	0.85%	0.87%	0.60%	0.60%
70 – 74	0.60%	0.60%	0.50%	0.51%
75 – 80	0.50%	0.51%	0.40%	0.42%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 60 – 64	1.30%	0.90%
65 – 69	0.85%	0.60%
70 – 74	0.60%	0.50%
75 – 80	0.50%	0.40%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 275 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 275 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  For more information about the GWB, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 281 .  The charge varies by age group.  The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum		Current
Ages 50 – 54	0.85%	(WA Only) 0.87%	0.65%	(WA Only) 0.66%
55 – 59	0.65%	0.66%	0.50%	0.51%
60 – 64	0.50%	0.51%	0.35%	0.36%
65 – 69	0.35%	0.36%	0.25%	0.27%
70 – 74	0.30%	0.30%	0.20%	0.21%
75 – 80	0.20%	0.21%	0.15%	0.15%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 50 – 54	0.85%	0.65%
55 – 59	0.65%	0.50%
60 – 64	0.50%	0.35%
65 – 69	0.35%	0.25%
70 – 74	0.30%	0.20%
75 – 80	0.20%	0.15%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 281 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 281 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 289 .

LifeGuard Freedom Flex GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%	2.04%	1.00%	1.02%
6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
8% Bonus and Annual Step-Up	2.60%	2.64%	1.30%	1.32%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 289 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 289 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only.  If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom Flex DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 71 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex With Joint Option” beginning on page 299 .

LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	3.00%	1.50%	1.50%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 308 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 299 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract's basic death benefit.  However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.  Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

For Contracts issued on or after October 6, 2008:

If you select the 5% Roll-up Death Benefit, you will pay 0.15% of the GMDB Benefit Base for this benefit each Contract Quarter (0.60% annually), subject to a maximum quarterly charge of 0.30% (1.20% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 319 .

If you select the 6% Roll-up Death Benefit, you will pay 0.20% of the GMDB Benefit Base for this benefit each Contract Quarter (0.80% annually), subject to a maximum quarterly charge of 0.40% (1.60% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 320 .

If you select the Highest Quarterly Anniversary Value Death Benefit, you will pay 0.075% of the GMDB Benefit Base for this benefit each Contract Quarter (0.30% annually), subject to a maximum quarterly charge of 0.15% (0.60% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 321 .

If you select the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.175% of the GMDB Benefit Base for this benefit each Contract Quarter (0.70% annually), subject to a maximum quarterly charge of 0.35% (1.40% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 322 .

If you select the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.225% of the GMDB Benefit Base for this benefit each Contract Quarter (0.90% annually), subject to a maximum quarterly charge of 0.45% (1.80% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Death Benefit” under “Optional Death Benefits”, beginning on page 323 .
If you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom DB, you will pay 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually).  The charge for LifeGuard Freedom DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the rate of 0.95% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 325 .  For more information about the charges for LifeGuard Freedom GMWB, please see page 57, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 153 .

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom 6 DB, you will pay 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually).  The charge for LifeGuard Freedom 6 DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom 6 GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the rate of 0.95% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 326 .  For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 58, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 174 .

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit.  For LifeGuard Freedom Flex DB, you will pay 0.175% of the GMWB Death Benefit each Contract Quarter (0.70% annually).  (For Contracts purchased in Washington State, the current and maximum charge for LifeGuard Freedom Flex DB is 0.06% of the GMWB Death Benefit each Contract Month (0.72% annually).)  The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the current rate of 0.95% annually.  (For Contracts purchased in Washington State, the charge for LifeGuard Freedom Flex GMWB is currently 0.08% of the GWB each Contract Month (0.96% annually).)  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 328 .  For more information about the charges for LifeGuard Freedom Flex GMWB, please see page, and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 289 .

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

For Contracts issued before October 6, 2008:

If you selected the 5% Roll-up Death Benefit, you pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the 4% Roll-up Death Benefit, you pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Highest Anniversary Value Death Benefit, you pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Combination 5% Roll-up and Highest Anniversary Value Death Benefit, you pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Combination 4% Roll-up and Highest Anniversary Value Death Benefit, you pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We stop deducting this charge on the date you annuitize.

Commutation Fee.  If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

•
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses.  We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.  For more information, please see the “Fund Operating Expenses” table beginning on page 23.

Premium Taxes.  Some states and other governmental entities charge premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

Income Taxes.  We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

The Contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the Contract. The obligations and guarantees under the Contract are the sole responsibility of Jackson.  The financial institution, brokerage firm or insurance agency is responsible for delivery of various related disclosure documents and the accuracy of their oral description and recommendation of the purchase of the Contract.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client events , and business development and educational enhancement items , including payments to third party vendors for such items .  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 20 10 from the Distributor in relation to the sale of our variable insurance products:

Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
Lincoln Financial Advisors
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith, Inc.
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc
Raymond James
RBC Capital Markets Corp.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 20 10 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission.  You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation,

•	Investment Centers of America, Inc., and

•	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.   Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.   In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$25,000 (Qualified and Non-Qualified)

Minimum Additional Premiums:

•	$2,000 for a qualified plan

•	$5,000 for a non-qualified plan

•	You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.

Maximum Premiums:

•	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, any GMIB or any GMWB.  The payment and timing of subsequent premium payments may also affect the value of the Contract Enhancements.

Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Connecticut or Maryland.

Allocations of Premium. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Fixed Account or an Investment Division is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules.

You may not allocate your Contract Values among more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time.  Additionally, you may not choose to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB , Jackson Select with Joint Option GMWB , or Jackson Select Protector GMWB .  For more detailed information regarding LifeGuard Select, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 192 .  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 204 .   For more detailed information regarding Jackson Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 216 .  For more detailed information regarding Jackson Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 229 . For more detailed information regarding Jackson Select Protector GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement” beginning on page 243 .

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement.  You may elect the 2% Contract Enhancement endorsement. The 2% Contract Enhancement endorsement is available only at the time you purchase your Contract and to Owners 87 years old and younger.  If elected, the 2% Contract Enhancement endorsement cannot be canceled.

If the optional Contract Enhancement endorsement is elected, then at the end of any business day in the first five Contract Years when we receive a premium payment, we will credit your Contract Value with a Contract Enhancement.  The actual Contract Enhancement percentage applied to the premium payment varies, depending upon the Contract Year in which you make your payment.   Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the premium payment.  The Contract Enhancement percentage applied to a premium payment is generally a declining and lesser percentage for premium payments received after the first Contract Year (see the schedule below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement.  This is discussed further below.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

For Contracts issued before May 1, 2010, we will credit your Contract Value with an additional 2% of your payment, but will not credit any Contract Enhancements to premium payments received after the first Contract Year.

Your Contract Value will reflect any gains or losses attributable to the Contract Enhancement.  The Contract Enhancement, and any increase in value attributable to the Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

There is a charge for the optional Contract Enhancement endorsement that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account.  Also, your withdrawals could be subject to a recapture charge.  For more information, please see “Contract Enhancement Charge” and “Contract Enhancement Recapture Charge” beginning on page 45.  We expect to profit from certain charges assessed under the Contract, including the recapture charge, the mortality and expense risk charge and the Contract Enhancement charge.

For Contracts issued before May 1, 2010, if you elect the Contract Enhancement and make more than relatively small premium payments during Contract Years two through five, you would likely have a lower Contract Value than if you had not elected the Contract Enhancement.  Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year.

For all contracts, charges for the Contract Enhancement are not assessed after five Contract Years.  Accordingly, the increased Contract Value resulting from the Contract Enhancement is reduced during the first five Contract Years by the operation of the Contract Enhancement Charge.  If you make premium payments only in the first Contract Year and do not make a withdrawal during the first five years, at the end of the five-year period that the Contract Enhancement Charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected the Contract Enhancement, regardless of investment performance.  Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than five full years.

In the first five Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) for

•	death benefits computed on the basis of Contract Value; and

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit is expected to vary from day to day.  The base Contract has a different Accumulation Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations.  There may be periods when we do not offer any Fixed Account, or when we impose special transfer requirements on the Fixed Account.  If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Fixed Account.

You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs.  Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics.  You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above.  Our Annuity Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephonic or electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,

•	by electing the Systematic Withdrawal Program,

•	by electing a Guaranteed Minimum Withdrawal Benefit, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal, you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, and charges due under any optional endorsement.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal.  If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value.  If you are specific in your withdrawal request, please know that, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.  If your Contract contains a GMWB containing a Transfer of Assets provision, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMWB Fixed Account.  If you wish your systematic withdrawal to include amounts allocated to the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 335 .

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up, and the Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option, and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “LifeGuard Freedom Flex GMWB With Joint Option” subsection beginning on page 299 and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount with the Joint Option subsection beginning on page 264 .)

•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 95 under a Non-Qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued before April 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation.  (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 311 .

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 336 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount.  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  Contract Enhancement recapture charges that may apply are also taken into consideration in calculating your withdrawal amount.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract value, likely reducing the GAWA, too.  Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal;

- or -

For Contracts to which this endorsement was added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which this endorsement was added before May 2, 2005, 7% of the greater of:

1.	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

2.	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.    For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMD under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised.  Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 7% GMWB, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 2 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 1 and 201 2 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 201 2 , then at the time the withdrawal in the first half of calendar year 201 2 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 2 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 201 1 RMD) until March 30, 201 2 , he may still take the 201 2 RMD before the next Contract Year begins, June 30, 201 2 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 2 RMD) after June 30, 201 2 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	7% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

•	For Contracts to which the 7% GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to “step-up” on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

•	The Owner's (or any joint Owner's) death;

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled.  This GMWB is not currently available after the Contract Issue Date.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

PLEASE NOTE: Prior to May 1, 2010, this GMWB was available to add to a Contract after the Issue Date, on any Contract Anniversary.  Effective May 1, 2010, this GMWB may only be added to a Contract on the Issue Date and can no longer be added to a Contract on any Contract Anniversary after the Issue Date.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract on any Contract Anniversary (for Contracts issued before May 1, 2010) –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you instead added this GMWB to your Contract post issue on a Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before May 1, 2010, the GAWA is reset to equal the GWB, if the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after May 1, 2010, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA at the end of a Contract Year.   The tables below clarify what happens in each instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current	●	The GWB before the withdrawal less the withdrawal; Or
Contract Year, is less than or equal	●	Zero.
to the greater of the GAWA or	For GMWBs issued before May 1, 2010, the GAWA is recalculated, equaling the lesser of:
RMD, as applicable –	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.
For GMWBs issued on or after May 1, 2010, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

endorsement was added to your	●	Zero.
Contract on or after May 1, 2010 –	The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal .

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus	The GWB is recalculated, equaling the lesser of:
all prior withdrawals in the current	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
Contract Year, exceeds the greater of the	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
applicable, and this endorsement was added to	The GAWA is recalculated, equaling the lesser of:
your contract on or after May 1, 2010 –	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.   If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  (See Examples 6 and 7 in Appendix D.)

Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The first date both the GWB and the Contract Value equals zero; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.   This GMWB is not currently available to add to a Contract after the Contract Issue Date.  It may be made available in the future on any Contract Anniversary.   This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to  Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date (subject to availability) . If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded.  We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes , plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, will be used as the basis for determining the GWB.   For GMWBs issued before May 1, 2011, t he GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.   If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after May 1, 2011, both at the time of an Excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Asset allocation fees, Contract Enhancement  recapture charges , Excess Interest Adjustments and other charges and adjustments , as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the premium payment , net of any applicable premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement .  Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent premium payment less any applicable taxes, plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well .  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any asset allocation fees, recapture charges , Excess Interest Adjustments and other charges and adjustments .

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees , and partial 1035 exchanges .  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up  for GMWBs issued on or after May 1, 2011.   If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “Step-Up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, Step-Ups will be determined on each Contract Anniversary.  If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary.  If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no Step-up on that Contract Quarterly Anniversary and the next Step-Up determination will occur on the next Contract Anniversary.   Upon Step-Up on or after the 2 nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge .  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-up for GMWBs issued before May 1, 2011.   On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before S tep- U p, and the GAWA becomes the greater of 5% of the new GWB or the GAWA before S tep- U p.   O n or after the 13th Contract Anniversary from the effective date of the GMWB, you may elect to Step-Up the GWB to the Contract Value.  This election may be made at any time upon your written request, so long as there is at least one year between S tep- U ps.  Upon election of a Step-U p , the GMWB charge may be increased, subject to the maximum annual charge .     The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “ S tep- U p,” please consult the representative who helped you purchase your Contract to be sure a S tep-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner ; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.   For GMWBs issued before May 1, 2011, u pon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero .   For GMWBs issued on or after May 1, 2011, upon your death as Owner, or the death of a joint Owner, all payments cease.   No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.   In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available.  For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”)  on page 311 .

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.   This GMWB is not currently available to add to a Contract after the Contract Issue Date.  It may be made available in the future on any Contract Anniversary.    This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date (subject to availability). If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded.  We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes , plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, will be used as the basis for determining the GWB.   For GMWBs issued before May 1, 2011, t he GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.   If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after May 1, 2011, both at the time of an Excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Asset allocation fees, Contract Enhancement   recapture charges , Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the premium payment , net of any applicable premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement .  Also, the GAWA will increase by either (a) 6% of the sum of i) the subsequent premium payment less any applicable taxes, plus ii) (for GMWBS issued on or after May 1, 2011) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well .  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any asset allocation fees, recapture charges , Excess Interest Adjustments , and other charges and adjustments .

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees , and partial 1035 exchanges .  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up  for GMWBs issued on or after May 1, 2011.   If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “Step-Up”). After the first withdrawal has been taken from the Contract, Step-Ups will no longer be determined on Contract Quarterly Anniversaries. Instead, Step-Ups will be determined on each Contract Anniversary.  If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary.  If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no Step-Up on that Contract Quarterly Anniversary and the next Step-Up determination will occur on the next Contract Anniversary.   Upon Step-Up on or after the 2 nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge .  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-up for GMWBs issued before May 1, 2011.   On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before S tep- U p, and the GAWA becomes the greater of 6% of the new GWB or the GAWA before S tep- U p.   O n or after the 13th Contract Anniversary from the effective date of the GMWB, you may select to Step-Up the GWB to the Contract Value. This election may be made at any time upon your written request, so long as there is at least one year between S tep- U ps.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum annual charge .   In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “ S tep- U p,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner ; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.   For GMWBs issued before May 1, 2011, u pon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero .   For GMWBs issued on or after May 1, 2011, upon your death as Owner, or the death of a joint Owner, all payments cease.   No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available.  For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 311 .

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB without Step-Up cannot be canceled.  If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Contract Enhancement recapture charges and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges and Excess Interest Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up.  The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract	●	The GWB before the withdrawal less the withdrawal; Or
Year, is less than or equal to the	●	Zero.
greater of the GAWA or RMD,	The GAWA:
as applicable –	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the lesser of:
all prior withdrawals in the current Contract	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
Year, exceeds the greater of the	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
GAWA or RMD, as applicable –	The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.
Premiums.

With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

o	Upon the Owner's death, the For Life Guarantee is void.

o	Only the GWB is payable while there is value to it (until depleted).

o	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

o	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday).  If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract prior to December 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Contract on any Contract Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current	●	The GWB before the withdrawal less the withdrawal; Or
Contract Year, is less than or equal to the	●	Zero.
greater of the GAWA or RMD, as applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

your Contract on or after December 3, 2007 –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
•  The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
•  The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the lesser of:
withdrawals in the current	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
Contract Year, exceeds the	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
GAWA or RMD, as applicable, and this	The GAWA is recalculated, equaling the lesser of:
endorsement was added to	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
your Contract before December 3, 2007 –	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

o	Upon the Owner's death, the For Life Guarantee is void.

o	Only the GWB is payable while there is value to it (until depleted).

o	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

o	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal C ontinuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) of the Bonus Base.

●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
on any Contract Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the	●	The GWB before the withdrawal less the withdrawal; Or
current Contract Year,	●	Zero.
is less than or equal to the	The GAWA:
greater of the GAWA or	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
RMD, as applicable –	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the lesser of:
withdrawals in the current Contract	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
Year, exceeds the greater of the	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
GAWA or RMD, as applicable –	The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

o	Upon the Owner's death, the For Life Guarantee is void.

o	Only the GWB is payable while there is value to it (until depleted).

o
The Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

o	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 5 and 6 for the Step-Ups and example 9 for the For Life Guarantee.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals, that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract	●	The GWB before the withdrawal less the withdrawal; Or
Year, is less than or equal to the greater of	●	Zero.
the GAWA or RMD, as applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the lesser of:
withdrawals in the current Contract	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
Year, exceeds the greater of the	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
GAWA or RMD, as applicable –	The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 125 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

o
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

o
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

o	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

o	Contract Anniversaries will continue to be based on the Contract's Issue Date.

o	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.

•
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

•
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and examples 9 and 10 for the For Life Guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Contract on any Contract Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is	●	The GWB before the withdrawal less the withdrawal; Or
less than or equal to the greater of the	●	Zero.
GAWA or RMD, as applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the lesser of:
withdrawals in the current Contract Year,	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
exceeds the greater of the GAWA or	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
RMD, as applicable –	The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 131 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the spousal beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

o
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

o
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

o	The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Up apply.

o	Bonuses will continue to apply according to the rules below for Bonuses.

o	Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

o	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.

•
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

•
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;

●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

●	For how long the bonus is available; and

●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract on any Contract Anniversary –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is	●	The GWB before the withdrawal less the withdrawal; Or
less than or equal to the greater of the	●	Zero.
GAWA or RMD, as applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

endorsement was added to your	●	Zero.
Contract on or after December 3, 2007 –	The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
•  The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
•  The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus	The GWB is recalculated, equaling the lesser of:
all prior withdrawals in the current	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
Contract Year, exceeds the greater of the	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
GAWA or RMD, as applicable, and	The GAWA is recalculated, equaling the lesser of:
this endorsement was added to your Contract before December 3, 2007 –	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is	The GWB equals initial premium net of any applicable premium taxes.
added to the Contract on the Issue Date –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract on any Contract Anniversary –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year,	●	The GWB before the withdrawal less the withdrawal; Or
is less than or equal to the greater	●	Zero.
of the GAWA or RMD, as applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD,	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

as applicable, and this	●	Zero.
endorsement was added to	The GAWA is recalculated as follows:
your Contract on or after December 3, 2007 –	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
•  The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
•  The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the lesser of:
withdrawals in the current Contract	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
Year, exceeds the greater of the	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
GAWA or RMD, as applicable, and	The GAWA is recalculated, equaling the lesser of:
this endorsement was added to your Contract before December 3, 2007 –	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 145 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○

If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death.  The GAWA percentage will not change on future Step-Ups.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●

Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●

Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is	The GWB equals initial premium net of any applicable premium taxes.
added to the Contract on the Issue Date –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
to the Contract on any Contract Anniversary –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is	●	The GWB before the withdrawal less the withdrawal; Or
less than or equal to the greater of the	●	Zero.
GAWA or RMD, as applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
•  The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
•  The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.
Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●

With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●

With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior	The quarterly adjusted Contract Value is equal to the greater of:
withdrawals in the current Contract Year, is less than or equal to the	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all prior	The quarterly adjusted Contract Value is equal to the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.
Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;

●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

●	For how long the bonus is available; and

●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;

●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
to the Contract on any Contract Anniversary –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract	●	The GWB before the withdrawal less the withdrawal; Or
Year, is less than or equal to the	●	Zero.
greater of the GAWA or RMD,	The GAWA:
as applicable –	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
·The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
·The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●

With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●

With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior	The quarterly adjusted Contract Value is equal to the greater of:
withdrawals in the current Contract Year, is less than or equal to the	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all prior	The quarterly adjusted Contract Value is equal to the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 163 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○

If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.

	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○

If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●

Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●

Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;

●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

●	For how long the bonus is available; and

●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract on any Contract Anniversary –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals	The GWB is recalculated, equaling the greater of:
in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA	●	Zero.
or RMD, as applicable –	The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable . The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	T he GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements.   If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step100
Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.

○

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 81 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;

●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

●	For how long the bonus is available; and

●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
the Contract on any Contract Anniversary –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals	The GWB is recalculated, equaling the greater of:
in the current Contract Year, is	●	The GWB before the withdrawal less the withdrawal; Or
less than or equal to the greater of	●	Zero.
the GAWA or RMD, as applicable –	The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable .   The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals	The GWB is recalculated, equaling the greater of:
in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	T he GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements.   If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.   While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 183 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○

If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○

If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●

Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●

Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 81 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;

●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

●	For how long the bonus is available; and

●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●

If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue	The GWB equals initial premium net of any applicable premium taxes.
Date –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract Anniversary –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before September 28, 2009, the GAWA is reset to equal the GWB, if the For Life Guarantee is not in effect and the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after September 28, 2009, the GAWA will be reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA at the end of a Contract Year.   The tables below clarify what happens in each instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is	●	The GWB before the withdrawal less the withdrawal; Or
less than or equal to the greater of the	●	Zero.
GAWA or RMD, as applicable –	For GMWBs issued before September 28, 2009, t he GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

For GMWBs issued on or after September 28, 2009. the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to:
•  The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
•    For GMWBs issued before September 28, 2009, t he GWB after the withdrawal , if less .

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment.  (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment” and the “GWB Adjustment”.)  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB Adjustment.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.
With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior	The quarterly adjusted Contract Value is equal to the greater of:
withdrawals in, the current Contract	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
Year is less than or equal to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all prior	The quarterly adjusted Contract Value is equal to the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50% (1.20% if this endorsement is added to the Contract before September 28, 2009).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior	The GMWB death benefit is equal to the greater of:
withdrawals in, the current Contract	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
Year is less than or equal to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all prior	The GMWB death benefit is equal to the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account in proportion to their current value.  Transfers from Fixed Accounts will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D.  Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
For GMWBs issued before September 28, 2009, t he GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

For GMWBs issued on or after September 28, 2009, the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GMWB death benefit is void and will not be included in the continuation adjustment.
	○	The GWB adjustment provisions are void.
	○	The Bonus provision is void.
	○	Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
	○	The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the duration since the effective date of the GMWB endorsement.
	○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.
○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated).
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account based on the current premium allocation for the Contract.

●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

●	The Income Date;

●	The date of complete withdrawal of Contract Value (full surrender of the Contract);

●	Conversion of this GMWB (if conversion is permitted);

●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account based on the current premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.
Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;

●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

●	For how long the bonus is available; and

●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

Or
●

If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary.  This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
on any Contract Anniversary –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before September 28, 2009, the GAWA is reset to equal the GWB, if the For Life Guarantee is not in effect and the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after September 28, 2009, the GAWA will be reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA at the end of a Contract Year. The tables below clarify what happens in each instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is	●	The GWB before the withdrawal less the withdrawal; Or
less than or equal to the greater of the	●	Zero.
GAWA or RMD, as applicable –	For GMWB issued before September 28, 2009, t he GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

For GMWBs issued on or after September 28, 2009, the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●

If the For Life Guarantee is not in force, the GAWA is equal to:
•  The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
•    For GMWBs issued before September 28, 2009, t he GWB after the withdrawal , if less .

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.  (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment” and the “GWB Adjustment”.)  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB Adjustment will be of no benefit.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals	The quarterly adjusted Contract Value is equal to the greater of:
in the current Contract Year, is less than or equal	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all prior withdrawals	The quarterly adjusted Contract Value is equal to the greater of:
in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86% (1.50% if this endorsement is added to the Contract before September 28, 2009).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals	The GMWB death benefit is equal to the greater of:
in the current Contract Year, is less than or	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
equal to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all prior	The GMWB death benefit is equal to the greater of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D.  Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
For GMWBs issued before September 28, 2009, t he GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

For GMWBs issued on or after September 28, 2009, the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○

For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.
If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

○

If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

○

For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above.  The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.

○

The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

	○	If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.
○

If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

●	The Income Date;

●	The date of complete withdrawal of Contract Value (full surrender of the Contract);

●	Conversion of this GMWB (if conversion is permitted);

●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.
If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)
This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;

●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

●	For how long the bonus is available; and

●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.

○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life.  If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”).

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix E , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the Bonus, example 11 for the GWB Adjustment and example 12 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●

If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date.  It may be made available in the future on any Contract Anniversary.  This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  For Contracts purchased in the state of  Oregon, other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.  Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.
Election After Issue, subject to availability −

The GWB equals the Contract Value.

The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.

Requests must be received within the 30 calendar days prior to the Contract Anniversary.

The GAWA is determined based on the Owner's (or oldest joint Owner's) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB when this GMWB was added to the Contract on the Issue Date for Contracts issued prior to October 11, 2010.  This is why premium (net of any applicable premium taxes) is used under those Contracts to calculate the GWB when this GMWB was added to the Contract on the Issue Date.  This resulted in a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1 in Appendix E .)  Under the calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's (or any joint Owner's) death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals	The GWB is recalculated, equaling the greater of:
in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA	●	Zero.
or RMD, as applicable –	The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable .   The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA .  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E ).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals	The GWB is recalculated, equaling the greater of:
in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	T he GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E , particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 200% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base, the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)
400 % Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 400% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base, the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB Adjustment.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●

For GMWBs issued on or after October 11, 2010, the GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; For GMWBs issued before October 11, 2010, the GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).  The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 6 and 7 in Appendix E.)

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

If this GMWB was added to your Contract on or after October 11, 2010, then, in addition to the above-described increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial premium, net of any applicable premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability).  In the event that the highest quarterly Contract Value is greater than the BDB on a Contract Anniversary, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium, net of any applicable premium taxes, plus any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

Upon Step-Up under a GMWB issued on or after October 11, 2010, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner).  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a Step-Up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

With a Step-Up under a GMWB issued on or after October 11, 2010 –
In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner:

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation.

If the GAWA percentage is reset as discussed above, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same Step-Up) or (b) the GAWA as in effect prior to the Step-Up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement in the case of a GMWB issued on or after October 11, 2010 adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals	The quarterly adjusted Contract Value is equal to the greater of:
in the current Contract Year, is less than or	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
equal to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all prior withdrawals	The quarterly adjusted Contract Value is equal to the greater of:
in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.04% (5th Contract Anniversary if this endorsement was added before October 11, 2010, subject to a maximum charge of 1.74%).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups of the GWB.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to Contract Anniversary , and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when they were discontinued.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage under a GMWB issued on or after October 11, 2010 to increase even when the GWB has hit its $5 million maximum, because automatic Step-Ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement for GMWBs issued on or after October 11, 2010, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals	The GMWB death benefit is equal to the greater of:
in the current Contract Year, is less than or	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
equal to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all prior withdrawals	The GMWB death benefit is equal to the greater of:
in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware, however, that the 3, 5 and 7-year Fixed Account Option are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E .  Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas, including how the annuity factor will vary for some endorsements issued on or after October 11, 2010.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, BDB, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○	Upon the Owner's death, the For Life Guarantee is void.
○	Only the GWB is payable while there is value to it (until depleted).
○	The GMWB death benefit is void and will not be included in the continuation adjustment.
○	The GWB adjustment provisions are void.
○	The Bonus provision is void.
○	Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply, except that no new GAWA percentage will be determined as a result of any Step-Up subsequent to spousal continuation.
○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○	The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the duration since the effective date of the GMWB endorsement.
○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.
○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 335 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary ;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  83   for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E , particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and

●	When and what happens when the bonus is applied to the GWB.

The bonus equals 8% (7% if this GMWB was added before October 11, 2010) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes plus (for a GMWB issued on or after October 11, 2010) any Contract Enhancement.
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.  Such a restart, however, will not reinstate any bonus that would have been credited on any date that was not within a Bonus Period.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 8% (7% if this endorsement was added before October 11, 2010) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, BDB, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option”).

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix E , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the Bonus, example 11 for the GWB Adjustment and example 12 for transfer of assets.

Except as otherwise discussed below, the election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”  In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity;  however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  For Contracts purchased in the state of  Oregon, other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

The GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●

If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date.  It may be made available in the future on any Contract Anniversary.  Availability of this GMWB may be subject to further limitation.  This GMWB is not available on a Contract that has another GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date – Election After Issue, subject to availability ─	The GWB equals initial premium net of any applicable premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancements. The GWB equals the Contract Value.
The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order. Requests must be received within the 30 calendar days prior to the Contract Anniversary.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB when this GMWB was added to the Contract on the Issue Date prior to October 11, 2010.  This is why premium (net of any applicable premium taxes) is used under those Contracts to calculate the GWB when this GMWB was added to the Contract on the Issue Date.  This resulted in a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1 in Appendix E .)  Under the calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's (or either joint Owner's) death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable .   The GAWA will be reduced at the end of a Contract year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA .  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E ).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, t T he GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and  withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 336 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

2012 Contract Year (ending June 30) is $10. The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.
If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E , particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday,
Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 200% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base, the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 400% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base, the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB Adjustment will be of no benefit.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●

For GMWBs issued on or after October 11, 2010, the GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; For GMWBs issued before October 11, 2010, the GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes;  Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).  The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 6 and 7 in Appendix E.)

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

If this GMWB was added to your Contract on or after October 11, 2010, then, in addition to the above-described increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue.  In the event that the highest quarterly Contract Value is greater than the BDB on a Contract Anniversary, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

Upon Step-Up under a GMWB issued after October 11, 2010, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on that person's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a  Step-Up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

With a Step-Up under a GMWB issued on or after October 11, 2010–

In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation if the spouse electing such continuation is not a Covered Life.

If the GAWA percentage is reset as discussed above, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same Step-Up) or (b) the GAWA as in effect prior to the Step-Up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus (in the case of a GMWB issued on or after October 11, 2010) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.64% (5th Contract Anniversary if this endorsement was  added before October 11, 2010, subject to a maximum charge of 2.10%).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups of the GWB.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to Contract Anniversary , and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when they were discontinued.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage under a GMWB issued on or after October 11, 2010 to increase even when the GWB has hit its $5 million maximum, because automatic Step-Ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement for GMWBs issued on or after October 11, 2010, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Please be aware, however, that the 3, 5 and 7-year Fixed Account Option are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E .  Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas, including how the annuity factor will vary for some endorsements issued on or after October 11, 2010.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○

For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

○

If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

○

For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules below.  The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

○

Step-Ups of GWB will continue as permitted in accordance with the Step-Up rules above.

New GAWA percentages will continue to be determined in accordance with the Step-Up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○

The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the youngest Covered Life’s attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

○

If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the date the percentage is determined.  We do not require this determination to be made at the time of continuation.

○

If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary ;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  81 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E , particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:
●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 8% (7% if this endorsement was added before October 11, 2010) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.

○A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes, plus (for a GMWB issued on or after October 11, 2010) any Contract Enhancement).
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up. Such a restart, however, will not reinstate any bonus that would have been credited on any date that was not within a Bonus Period.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life.  If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 8% (7% if this endorsement was added before October 11, 2010) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, BDB, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for the combination of withdrawal benefit and death benefit available under this GMWB and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix E , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, and example 12 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●

If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.   This GMWB is not currently available to add to a Contract after the Contract Issue Date.     It may be made available in the future on any Contract Anniversary.  This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB), or the Guaranteed Minimum Accumulation Benefit (GMAB).   Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  For Contracts purchased in the state of Oregon , other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.   The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancement.
Election After Issue, subject to availability −

The GWB equals   the Contract Value.

The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.

Requests must be received within the 30 calendar days prior to the Contract Anniversary.

The GAWA is determined based on the Owner's (or oldest joint Owner's) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Under the calculation of the GWB, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon Step-Up) and the GWB is reduced by each withdrawal.

PLEASE NOTE:   Upon the Owner's (or any joint Owner's) death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.   The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)   The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated   if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
applicable –	●	Zero.
The GAWA is unchanged .

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not effective and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:   Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012, then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012, he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012, he should wait until the next Contract Year begins (that is after June 30, 2013) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.   Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit .

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.   The GWB can never be more than $5 million.   See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.   On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).  The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 6 and 7 in Appendix E.)

With a Step-Up –	The GWB equals the highest quarterly Contract Value ( subject to a $5 million maximum ).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

In addition to the above-described increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial premium, net of any applicable premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability).  In the event that the highest quarterly Contract Value is greater than the BDB on a Step-Up, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium, net of any applicable premium taxes, plus any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner).  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a Step-Up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner:

●        If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

●        The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation.

If the GAWA percentage is reset, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same Step-Up) or (b) the GAWA as in effect prior to the Step-Up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2 nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.34%.   You will be notified of a GMWB Charge increase 45 days prior to the Contract Anniversary and may elect to discontinue the automatic Step-Ups of the GWB.  Such election must be received in Good Order prior to the Contract Anniversary.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum, because automatic Step-Ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.   Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5 million .

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up.   The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal Continuation of a Contract.

Transfer of Assets.   This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware, however, that the 3, 5 and 7-year Fixed Account Options are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment or a Step-Up) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56%, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] (so the lesser of the two) and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.   After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E.  Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value   – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, BDB,  or GMWB death benefit as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.   A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 28 .  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision.   DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic ; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero .   With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation .   In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○	Upon the Owner's death, the For Life Guarantee is void.
○	Only the GWB is payable while there is value to it (until depleted).

○	The GMWB death benefit is void and will not be included in the continuation adjustment.
○	Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply, except that no new GAWA percentage will be determined as a result of any Step-Up subsequent to spousal continuation.
○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○	The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the original Owner’s (or oldest joint Owner’s) attained age (as if that person had survived).
○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.
○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination .   This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

Annuitization .

Life Income of GAWA.   On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.   On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.   (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral .   This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D.  The examples in Appendix D are generally relevant to all GMWBs.  Example 13 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●

If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB.  The result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1a in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (Example 13 in Appendix D demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the	●	The GWB before the withdrawal less the withdrawal; Or
Earnings- Sensitive Adjustments during that Contract Year, if any –	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any . The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 13c in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	●

The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, t T he GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

 In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 13 in Appendix D.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2011 ) to take his third RMD (the 2011 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2012 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”). (See Examples 6 and 7 in Appendix D.)

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.10%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 20 11 .  At that time, the bonus period is scheduled to expire on December 1, 20 21 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 201 4 ), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 202 4 .  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 202 6 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 202 6 , and would be scheduled to expire on December 1, 203 6 .  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D.  The examples in Appendix D are generally relevant to all GMWBs.  Example 13 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB.  The result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (Example 13 in Appendix D demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, plus the	●	Zero.
Earnings-Sensitive Adjustments during that Contract Year, if any –	The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any .  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 13c in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive	●

The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

Adjustments during that Contract Year, if any –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, T he GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 13 in Appendix D.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2012 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).  (See Examples 6 and 7 in Appendix D.)

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page  264 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract	The GWB is recalculated, equaling the greater of:
Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○

If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○

If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

●

Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  81 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 20 11 .  At that time, the bonus period is scheduled to expire on December 1, 20 21 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 201 4 ), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 202 4 .  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 202 6 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 202 6 , and would be scheduled to expire on December 1, 203 6 .  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”).  The examples in Appendix D supplement the description of this GMWB.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○

For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMDs) under the Internal Revenue Code (IRC).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract Anniversary –	The GAWA equals 5% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD requirement for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA and RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and RMD, as applicable.  You may withdraw the greater of the GAWA and RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA and RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA and RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA and RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the lesser of:
all prior withdrawals in the current Contract Year, exceeds the greater of the	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
GAWA and RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA), one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  From then on, this GMWB guarantees withdrawals until the GWB is depleted.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

30, and that there are no withdrawals other than as described. The GAWA for the 2012 Contract Year (ending June 30) is $10. The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

●	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.
●	For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:
●	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○

The spousal Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”).  The examples in Appendix D supplement the description of this GMWB in varying circumstances and with specific factual assumptions.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:
●	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○

For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 4% of the GWB.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract Anniversary –	The GAWA equals 4% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA.  The two tables below clarify what happens in either instance.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
GAWA –	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA.  You may withdraw the GAWA all at once or throughout the Contract Year.  Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 of Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.   Therefore, please note that withdrawing more than the GAWA in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the lesser of:
current Contract Year, exceeds the GAWA –	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment.  In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

Premiums.

With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	The GAWA is also recalculated, increasing by:
	●	4% of the premium net of any applicable premium taxes; Or
	●	4% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	4% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.
●	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.
●	For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, the GWB is payable while there is value to it (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○

The Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  82 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owner's, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

● The GWB is recalculated, increasing by 5% of the Bonus Base.
● The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.
There are examples illustrating the bonus, in varying circumstances and with specific factual assumptions, with the 5% for Life GMWB. These examples are in the Appendices.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB” ) .

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse.  The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex GMWB with Joint Option provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”).  In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex GMWB with Joint Option Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to the Issue Date of the Contract, a selection among combinations of the following optional features (Options):
•	a range of bonus percentage amounts,
•	annual or quarterly Contract Value Step-Ups (quarterly Step-Ups are applied annually based on the highest quarterly Contract Value), and
•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB -
Available Option Combinations

Step-Up
	Annual or Highest Quarterly	Freedom Flex
Bonus	Contract Value	Death Benefit (DB)

5%	Annual
5%	Quarterly
6%	Annual	Yes**
6%	Quarterly
7%	Annual
7%	Quarterly
8%	Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Step-Up
Annual or Highest Quarterly
Bonus	Contract Value

5%	Annual
5%	Quarterly
6%	Annual
6%	Quarterly
7%	Annual

**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs.  Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a Step-Up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex GMWB with Joint Option GMWB, including all of the available combinations of Options that each provides, as discussed below.  In addition, as disclosed in the Fee Table, above, and footnotes below the fees and charges of each GMWB will vary depending on the mix of Options. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB (for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 328 .) is offered to Owners between the ages of 35 and 80.  As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits.  The cumulative costs of these GMWBs also are greater the longer the duration of ownership.  The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB Adjustment (70)) are locked-in.  Conversely, forecasts at younger ages may prove less reliable.  You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix E , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

●	The guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective.  See “Contract Value is Zero” below for more information.

●

If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 70 years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required).  This GMWB may be added to a Contract on the Issue Date or, subject to availability, on any Contract Anniversary.  Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date. It may be made available in the future on any Contract Anniversary.  At least 30 calendar days' prior notice and proof of age is required to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code; nor do we allow any other changes of Owner.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancements.

The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value,
the Contract on any Contract Anniversary, as subject to availability –

The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB Adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.  Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

PLEASE NOTE:  Upon the Owner's or any joint Owner’s death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable . The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E ). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, T he GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page  28 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page  335 .)

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

2012 Contract Year (ending June 30) is $10. The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.
If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD), because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E , particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus 200% of the sum of i) the premium payment net of any applicable premium taxes, and ii) any Contract Enhancements, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancements, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB Adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancements.
on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed  .  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options  (“Highest Quarterly Contract Value “).  The Step-Up for the 8% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 6 and 7 in Appendix E .)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancements if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's (or the oldest joint Owner’s) attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to Step-Up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancements.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. (subject to a $5 million maximum).

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the Step-Up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same Step-Up) multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options as shown below* and above in the Fee Table.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

____________________________

*	LifeGuard Freedom Flex GMWB
	Options	Maximum Annual Charge		Current Annual Charge
	5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
	5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%	2.04%	1.00%	1.02%
	6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
	6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%	2.22%	1.10%	1.11%
	7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
	7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
	8% Bonus and Annual Step-Up	2.60%	2.64%	1.30%	1.32%
	Charge Basis	GWB
	Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you, which Contract Value is used to calculate the Step-Up, and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or any Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 328 , for the death benefit that differs from the Contract’s death benefit and is available only in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die when your Contract Value is zero, all rights under your Contract cease, no subsequent premium payments will be accepted, all optional endorsements terminate without value, and no death benefit is payable, including the Earnings Protection Benefit and the LifeGuard Freedom Flex DB.

Spousal Continuation.  In the event of the Owner's death (or any Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB Adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date (as if that person survived to that date).  The GAWA percentage will not change on future Step-Ups, even if the Contract Value,  as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or any Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or any Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.   Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 65 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E , particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes, plus any Contract Enhancements.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up  Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB is added to a Contract on December 1, 201 1 .  At that time, the bonus period is scheduled to expire on December 1, 202 1 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 201 4 ), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 202 4 .  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 202 6 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 202 6 , and would be scheduled to expire on December 1, 203 6 .  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

The description of this GMWB is supplemented by the examples in Appendix E , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”   In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB  and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB is not currently available to add to a Contract after the Contract Issue Date. It may be made available in the future on any Contract Anniversary. This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary, subject to availability.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value
the Contract on any Contract Anniversary –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB Adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.  Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, as applicable –	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable . The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E ).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, t T he GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 28 .  Withdrawals may be subject to a recapture charge on any Contract Enhancements.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 335 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  We monitor for whether your requested RMD exceeds the standardized calculation for your Contract and we will impose the applicable charges, if necessary, which will be reflected in the confirmation of the transaction. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the standardized RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

2012 Contract Year (ending June 30) is $10. The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.
If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD), because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E , particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancements, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E .)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB Adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancements.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed.  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, and 7% Bonus Options. (a “Step-Up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options  (“Highest Quarterly Contract Value “).  The Step-Up for the 7% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 6 and 7 in Appendix E.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly  Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancements, if this GMWB is elected at issue, or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value  is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to Step-Up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancements.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum.

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the Step-Up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same Step-Up) multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options, as shown below* and above in the Fee Table. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).
_____________________________
*
LifeGuard Freedom Flex GMWB with Joint Option
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	3.00%	1.50%	1.50%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 299 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○

If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○

For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○

If the surviving spouse is a Covered Life and a GWB Adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB Adjustment provision rules above.  The GWB Adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB Adjustment is null and void.

○

Step-Ups will continue as permitted in accordance with the Step-Up rules above.

New GAWA percentages will continue to be determined in accordance with the Step-Up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○

If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date (as if that person survived to that date).

○

The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●

Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●

Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 334 .

Termination.  This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge, and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●

The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.   Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  81 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.
Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E , particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6 or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes, plus any Contract Enhancements.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6 or 7% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.

The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.  Such a restart, however, will not reinstate any bonus that would have been credited on  a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2011 .  At that time, the bonus period is scheduled to expire on December 1, 2021 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2014 ), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2024 .  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2026 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2026 , and would be scheduled to expire on December 1, 2036 .  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Systematic Withdrawal Program.  You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix D and in Appendix E illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, recapture charges may apply, and you may have to pay taxes on the money you receive.

If your Contract contains a GMWB containing a Transfer of Assets provision, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account.  Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or
•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  For Contracts issued on or after April 6, 2009, income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.  For Contracts issued before April 6, 2009, income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.  However, for Contracts issued before April 6, 2009, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, for Contracts issued before April 6, 2009, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
•	the amount of any applicable premium taxes or recapture charges deducted from your Contract Value on the Income Date;
•	which income option you select; and
•

the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3%, and if you select an income option with a life contingency, the age and gender of the Annuitant.  State variations may apply.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).  The following income options may not be available in all states.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation).

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FutureGuard Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.  In addition, on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Connecticut or Maryland.

The optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase.  This benefit is only available on and after May 2, 2005 if:

•	you elect it prior to your Contract's Issue Date;
•	the Annuitant is not older than age 75 on the Issue Date; and
•

you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of this GMIB);
•	the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;
•	the date you make a total withdrawal from the Contract;
•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
•	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only types of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitization will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirement under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.  You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

•	all premiums you have paid (net of any applicable premium taxes); plus
•	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus
•	an adjustment (described below) for any withdrawals (including any applicable charges and adjustments to those withdrawals);

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the date this GMIB is exercised.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows.  Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year.  The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year.  The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05  - $400 = $10,520.  This example does not take into account taxes.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:
•	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus
•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and adjustments for those withdrawals); plus
•	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus
•	any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus
•	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:
•	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus
•	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

FutureGuard 6 Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.  In addition, on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Connecticut or Maryland.

This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options.  The benefit requires annuitization to provide guaranteed income in the future.  For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future.  The following description of this Guaranteed Minimum Income Benefit is supplemented by the examples in Appendix G.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

●	you elect it prior to your Contract's Issue Date;
●	the Annuitant is not older than age 75 on the Issue Date; and
●

you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

●	the Income Date (if prior to the effective date of this GMIB);
●	the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;
●	the date you make a total withdrawal from the Contract;
●	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
●	if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract.  Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only types of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below), the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

●	the Step-Up Value on the most recent Step-Up Date; plus
●	any premiums you have paid (net of any applicable premium taxes) subsequent to that Step-Up Date; plus
●	any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; minus
●	an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals) subsequent to that Step-Up Date;

compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited.  After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

Electing to step-up the Roll-Up Component is optional; however, electing to step-up means that you cannot annuitize under this GMIB for another 10 years (from the newly determined Step-Up Date).  A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary.  The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant’s 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

●	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus
●	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus
●	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus
●	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For Contracts issued with this benefit before October 6, 2008, neither component of the GMIB Benefit Base will ever exceed the cap of:

●	300% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus
●	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued with this benefit on or after October 6, 2008, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

●

Annuitization under this GMIB will be automatically exercised if, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

●

A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency.  The Contract will remain active during this 30-day period.  If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

●	Otherwise, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.
You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state.  For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center.  Our contact information is on the first page of this prospectus.  With the exception of LifeGuard Freedom Flex DB, which currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), the optional death benefits are only available upon application or upon conversion (if conversion is permitted).  In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion, (if conversion is permitted), or upon spousal continuation in the case of the LifeGuard Freedom Flex DB.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your Contract as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

•	your Contract Value as of the end of the business day on which we have received all required documentation from your Beneficiary; or
•

the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Earnings Protection Benefit (“EarningsMax”).  The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death.  If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn).  If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid.  In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit.  If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death.  In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” beginning on page 334 ).  In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract.  Once elected, the benefit may not be terminated.  However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “Continuation Adjustment” described below in “Special Spousal Continuation”) will be paid:

•	if your Contract is in the income phase at the time of your death;
•	if there are no earnings in your Contract; or
•	if your spouse exercises the Special Spousal Continuation Option (described below) and either ○ is age 76 or older at the Continuation Date or ○ elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state.  See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.  Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.  Except for LifeGuard Freedom Flex DB, all optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date.  The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 70 years of age on the date the endorsement is added to the Contract.  The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit.  These optional death benefits are subject to our administrative rules to assure appropriate use.  Our administrative rules may be changed, as necessary.

Depending on when and in what state you applied for the Contract: the availability of an optional death benefit may have been different and how an optional death benefit is calculated varies – as noted below.

For purposes of these optional death benefits, “Net Premiums” are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal.  Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Anniversary Value” or “Highest Quarterly Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits on and after October 6, 2008.  For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 5% Roll-up Death Benefit will be determined as of the end of any business day and is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●
Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value, compounded at an annual interest rate of 5% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.
However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement's effective date.  The interest rate is 3% per annum for all ages in Washington State.

If this endorsement was added to your Contract before April 6, 2009, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment.  If this endorsement was added to your Contract on or after April 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 5% Roll-up Death Benefit.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

6% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 6% Roll-up Death Benefit will be determined as of the end of any business day and is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

compounded at an annual interest rate of 6% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement's effective date.  The interest rate is 3% per annum for all ages in Washington State.

If this endorsement was added to your Contract before April 6, 2009, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment.  If this endorsement was added to your Contract on or after April 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 6% Roll-up Death Benefit.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,
●	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

For the purposes of calculating the GMDB Benefit Base, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the GMDB Benefit Base in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Death Benefit.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

compounded at an annual interest rate of 5% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement's effective date.  The interest rate is 3% per annum for all ages in Washington State.

For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment, if this endorsement was added to your Contract before April 6, 2009.  If this endorsement was added to your Contract on or after April 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).   Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday.  Each adjusted quarterly Contract Value is equal to:
●	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,
●	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal. Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Death Benefit.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:
●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

compounded at an annual interest rate of 6% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.
However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement's effective date.  The interest rate is 3% per annum for all ages in Washington State.

For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment, if this endorsement was added to your Contract before April 6, 2009.  If this endorsement was added to your Contract on or after April 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).   Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,
●	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or
(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.  At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from another optional death benefit (if conversion is permitted).  In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB (if conversion is permitted).

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 153 .

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●

Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●

Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●

Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●

Life Annuity With at Least 120 or 240 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

LifeGuard Freedom 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or
(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election of LifeGuard Freedom 6 DB after issue is only permitted if another optional death benefit endorsement has not been elected.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 153 .

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●

Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●

Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●

Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●

Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

LifeGuard Freedom Flex DB, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract.  The LifeGuard Freedom flex DB is the greater of:

(a) The Contract's Basic Death Benefit (see the description above); or
 (b) The GMWB Death Benefit, as calculated under this death benefit.

The LifeGuard Freedom Flex DB is only available currently in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB  (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 70 years of age on the date that endorsement is issued in connection with the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB).  When purchased at Contract issuance, the GWB is your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement on the premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon Step-Up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB Adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the Continuation Adjustment.  If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the Continuation Adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Step-Up” beginning on page 288 .

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●

Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

●

Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●

Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●

Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the greater of the GMWB Death Benefit calculation or the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 297 , and  “Income Options” beginning on page  312 .”

Following are the calculations for the optional death benefits on and after May 2, 2005 through October 5, 2008.  For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit to the greatest of:
(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.  Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

4% Roll-up Death Benefit, changes your basic death benefit to the greatest of:
(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:
(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.  For Contracts issued on or after January 16, 2007, annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Combination 5% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:
(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(d)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary.  For Contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.  Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Combination 4% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(d)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.  For Contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Following are the calculations for the optional death benefits before May 2, 2005.  For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit.  For more information, please see “Earnings Protection Benefit” beginning on page 318 .  We will not permit you to use multiple Contracts to try to circumvent this limitation.

5% Roll-up Death Benefit, changes your basic death benefit to the greatest of:
(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	total Net Premiums since your Contract was issued, compounded at 5% per annum; or
(d)	your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.  Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

4% Roll-up Death Benefit, changes your basic death benefit to the greatest of:
(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	total Net Premiums since your Contract was issued, compounded at 4% per annum; or
(d)	your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:
(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

Combination 5% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:
(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	total Net Premiums since your Contract was issued, compounded at 5% per annum; or
(d)	your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or
(e)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.  Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

Combination 4% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:
(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	total Net Premiums since your Contract was issued, compounded at 4% per annum; or
(d)	your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or
(e)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

Payout Options. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

•	single lump sum payment; or
•	payment of entire death benefit within 5 years of the date of death; or
•

payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Special Spousal Continuation Option” beginning on page 334 .

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit payout option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.  The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option.  If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  The Special Spousal Continuation Option may not be available in your state.  See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death.  Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the descriptions of the Guaranteed Minimum Income Benefits beginning on page 312 .  Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the respective GMWB subsections in this prospectus.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.  The Pre-Selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;
•	paid to your Beneficiary after you die;
•	paid if you become totally disabled (as that term is defined in the Code);
•

paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or
•	which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts.  The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;
•	leaves his/her job;
•	dies;
•	becomes disabled (as that term is defined in the Code); or
•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,
•	the Contract Owner had no liability for the fees, and
•	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 100 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution;
(c)	a hardship withdrawal; or
(d)	the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a dollar amount or percentage of money periodically transferred automatically from one Investment Division to any number of the Investment Divisions if you have at least $15,000 of Contract Value.  The periodic transfer intervals may be monthly, quarterly, semi-annually or annually.  Dollar Cost Averaging theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  There is no charge for Dollar Cost Averaging.  Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the Money Market Investment Division on a monthly basis, and there is no minimum transfer amount.  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look.  You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it.  We will return

•	the Contract Value, plus
•	any fees (other than asset-based fees) and expenses deducted from the premiums, minus
•	any applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to state variations).   We will return premium payments where required by law.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
•	Standardized average annual total return is calculated in accordance with SEC guidelines.
•

Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance charge, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code.  In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education.  The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation.  These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions.   We will send you a written statement confirming that a financial transaction, such as a premium payment, withdrawal, or transfer has been completed.  This confirmation statement will provide details about the transaction.  Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions.  If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments.  If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

  Jackson is a defendant in a number of civil proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products.  The litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products , or were assigned interests in those products, from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation.  To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 20 10 , for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

PRIVACY POLICY

Collection of Nonpublic Personal Information.  We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

•	Information we receive from you on applications or other forms;
•	Information about your transactions with us;
•	Information we receive from a consumer reporting agency;
•	Information we obtain from others in the process of verifying information you provide us; and
•	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	2
Services	7
Purchase of Securities Being Offered	7
Underwriters	8
Calculation of Performance	8
Additional Tax Information	10
Annuity Provision	19
Net Investment Factor	20
Financial Statements	2 1

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

The “Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are products of Dow Jones Indexes, the marketing name of and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use.   “Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).  The JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow SM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund (“Funds”) are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates.  Dow Jones, CME and their respective affiliates make no representation or warranty, expressed or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.  The only relationship of Dow Jones, CME or any of their respective affiliates to the Funds is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the “Dow Jones ® ”, “Dow Jones Industrial Average SM ”, “DJIA SM ” “Dow Jones Select Dividend Index SM ,” “The Dow SM ” and “the Dow 10 SM ”, which is determined, composed and calculated by CME without regard to Jackson or the Funds .  Dow Jones and CME have no obligation to take the needs of Jackson or the owners of the Funds into consideration in determining, composing or calculating the Funds .  Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash.  Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds .

Dow Jones, CME and their respective affiliates do not:

●	Sponsor, endorse, sell or promote the Funds.

●	Recommend that any person invest in the Funds.

●	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

●	Have any responsibility or liability for the administration, management or marketing of the Funds.

●	Consider the needs of the Funds in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the Funds. Specifically,
●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
	●	The results to be obtained by the Funds or any other person in connection with the use of the DJIA and the data included in the DJIA;
	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the Funds and not for any other third parties.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE “DOW JONES ® ”, “DOW JONES INDUSTRIAL AVERAGE SM ”, “DJIA SM ” “DOW JONES SELECT DIVIDEND INDEX SM ,” “THE DOW SM ” and “THE DOW 10 SM ” OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY JACKSON, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE “DOW JONES ® ”, “DOW JONES INDUSTRIAL AVERAGE SM ”, “DJIA SM ” “DOW JONES SELECT DIVIDEND INDEX SM ,” “THE DOW SM ” and “THE DOW 10 SM ”  OR ANY DATA INCLUDED THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE “DOW JONES ® ”, “DOW JONES INDUSTRIAL AVERAGE SM ”, “DJIA SM ” “DOW JONES SELECT DIVIDEND INDEX SM ,” “THE DOW SM ” and “THE DOW 10 SM ” OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND JACKSON, OTHER THAN THE LICENSORS OF CME.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“ STANDARD & POOR’S ®,” “S&P®,” “S&P 500®,” “ STANDARD AND POOR’S 500®,” “S&P 500 ® Index,” “S&P MIDCAP 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P® 10 Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties that uses an S&P Index as a benchmark or measure of performance, bears the S&P mark and /or seeks to provide an investment return based on the returns of any Standard & Poor’s Index  are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund s or any member of the public regarding the advisability of investing in the Funds or other such fund or vehicle .  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

Example 1 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with a single premium payment and the application of recapture charges upon a partial withdrawal.  This example assumes that the Contract is issued on October 1, 2011 , and that the Contract Value grows to $126,360.11 by September 30, 2015 .  The Contract Owner requests that he or she be sent $100,000 on September 30, 2015 .  The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Recapture Charge owed to us given the amount of premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/ 2011	: Contract Issue Date
$100,000.00	: Premium
2.00%	: Contract Enhancement Percentage
$2,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25%	: Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	: Hypothetical Net Return

At end of Year 4
9/30/ 2015
$126,360.11	: Contract Value at end of Year 4
$100,000.00	: Net Withdrawal Amount (The amount requested to be sent.)
$26,360.11	: Earnings (Contract Value ($126,360.11) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$73,639.89	: Net Withdrawal Amount requested ($100,000) minus Earnings ($26,360.11).
$74,572.04
: Corresponding Premium.  The amount to which the appropriate recapture charge percentage is applied.  This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($73,639.89) by a factor determined by the percentage amount of the applicable charge.  It is the actual amount of premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us.  In this example, the corresponding premium is specifically calculated as follows: $73,639.89 X (1/[1 – 1.25%]) = $74,572.04.  In this calculation the 1.25% represents the RC%.

$100,000.00	: Net Withdrawal Amount
$932.15	: Recapture Charge: $74,572.04 multiplied by RC% (1.25%)
$100,932.15
: Total Withdrawal Amount (Net Withdrawal requested ($100,000.00) plus the Recapture Charge ($932.15) that is imposed on the withdrawal of premium) which is the total amount deducted from the Contract Value

$25,427.96	: Contract Value after Total Withdrawal ($126,360.11 less $100,932.15)

Example 2 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with multiple premium payments and the application of recapture charges upon a partial withdrawal.  This example assumes that the Contract is issued on October 1, 2011 , the Contract Owner makes an additional premium payment of $100,000 on November 1, 2013 , and that the Contract Value grows to $203,250 by December 15, 2013 .  The Contract Owner requests that he or she be sent $150,000 on December 15, 2013 .  The Contract Value will have to be reduced by not only the $150,000, but also the applicable Recapture Charge owed to us given the amount of premium withdrawn that is subject to those charges are applied, as illustrated below.  For purposes of the recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without recapture charges, and then from the oldest remaining premium.

Example 2
10/1/ 2011	: Contract Issue Date
$100,000.00	: Premium 1
2.00%	Contract Enhancement Percentage
$2,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25%	: Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/ 2013
$100,000.00	: Premium 2 received in Contract Year 2-3
1.25%	: Contract Enhancement Percentage for Premium received in Contract Year 2-3
$1,250.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (1.25%))
1.25%	: Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the premium) (RC%2)
0.00%	: Hypothetical Net Return

12/15/ 2013
$203,250.00	: Contract Value
$150,000.00	: Net Withdrawal Amount (The amount requested to be sent.)
$3,250.00	: Earnings (Contract Value ($203,250) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$146,750.00	: Net Withdrawal Amount ($150,000) requested minus Earnings ($3,250)

$100,000.00	: Total Corresponding Premium 1, which is the oldest remaining premium. All of this premium must be withdrawn to meet the requested Net Withdrawal Amount.
$98,750.00
: The amount of Premium 1 withdrawn after deducting the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Recapture Charge from Premium 1 ($100,000 multiplied by RC%1 (1.25%) equals $1,250))

$48,000.00
: Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($3,250), and minus the amount withdrawn from Premium 1 after deducting the Recapture Charge ($98,750)

$48,607.59
: Total Corresponding Premium 2.   The amount of Premium 2 to which the appropriate recapture charge percentage is applied.  This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($48,000.00) by a factor determined by the percentage amount of the applicable charge.  In this example, the corresponding premium 2 is specifically calculated as follows: $48,000 X (1/[1 – 1.25%]) = $48,607.59.  In this calculation, the 1.25% represents the RC%2.

$150,000.00	: Net Withdrawal Amount
$1,250.00	: Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (1.25%)
$607.59	: Recapture Charge from Premium 2: $48,607.59 multiplied by RC%2 (1.25%)
$151,857.59
: Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Recapture Charge ($1,250.00 plus $607.59 equals $1,857.59 in total Recapture Charges) that is imposed on the withdrawal of premium) which is the total amount deducted from the Contract Value)

$51,392.41	: Contract Value after Total Withdrawal ($203,250.00 less $151,857.59)

Example 3 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with a single premium payment and the application of recapture charges when a contract is annuitized and the corresponding Income Date is within the recapture charge schedule (please see the Recapture Charge Schedule(s) beginning on page 45 of this prospectus).  This example assumes that the Contract is issued on October 1, 2011 , and that the Contract Value grows to $126,360.11 by September 30, 2015 .  The Contract Owner requests to annuitize his or her Contract and the Income Date is September 30, 2015 .

Example 3
10/1/ 2011	: Contract Issue Date
$100,000.00	: Premium
2.00%	: Contract Enhancement Percentage
$2,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25%	: Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	: Hypothetical Net Return

At end of Year 4
9/30/ 2015	: Income Date
$126,360.11	: Contract Value at end of Year 4
$1,250.00	: Recapture Charge when the Income Date is at the end of Year 4: Premium ($100,000) multiplied by RC% (1.25%)
$125,110.11	: Contract Value to be annuitized (Contract Value less Recapture Charge on the Income Date)

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 20 10 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	CFD Investments, Inc.	G.A. Repple & Company	Kenai Investments Inc.
Allen & Company	Coastal Equities	G.W. Sherwood Associates, Inc.	Key Investments
American Equity Investment Crp	Commonwealth Financial Network	Geneos Wealth Management, Inc.	KMS Financial Services Inc.
American Funds	Community Bankers Securities	Genworth Financial Securities	Koehler Financial, LLC
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	Girard Securities, Inc.	Kovack Securities, Inc.
American Investors Company	Coordinated Capital Securities	Great American Advisors, Inc.	Labrunerie Financial, Inc.
American Portfolios Financial Services, Inc.	Cornerstone Wealth Advisor Inc.	GWN Securities, Inc.	Lasalle St Securities LLC
Ameriprise Advisor Services	Crowell, Weedon & Company	H. Beck, Inc.	Legend Equities Corp.
Ameritas Investment Corp.	Crown Capital Securities L.P.	H.D. Vest Investment Securities	Leonard & Company
Arvest Asset Management	Cuna Brokerage Services	Hantz Financial Services, Inc.	Liberty Partners Financial
Askar Corp	CUSO Financial Services	Harbor Financial Services	Lincoln Financial Advisors
Aurora Capital LLC	D.A. Davidson & Co.	Harbour Investment, Inc.	Lincoln Financial Securities
Ausdal Financial Partners Inc.	D H Hill Securities LLP	Harger & Company	Lincoln Investment Planning
AXA Advisors LLC	Davenport & Company, LLC	Harris Investors Services	Lowell & Company Inc.
BancWest Investment Services Inc.	David A. Noyes & Company	Harvest Capital LLC	LPL Financial Corporation
BB&T Investment Services Inc.	Delta Equity Services	Hazard & Siegel, Inc.	M & T Securities
BCG Securities	Dewaay Financial Network, LLC	HBW Securities	M&I Financial Advisors, Inc.
Beneficial Investment Services	Eagle One Investments, LLC	Hilliard Lyons	M. Griffith, Inc.
Benjamin F. Edwards & Co. Inc.	Equable Securities Corp	Hornor Townsend & Kent, Inc.	Madison Avenue Securities
Berthel Fisher & Company Financial Services	Equitas America	HSBC Securities	Main Street Securities
Bestvest Investments LTD	Equity Services, Inc.	Huntington Investment Company	Merrill Lynch, Pierce, Fenner
BFT Financial Group	Essex National Securities, Inc.	IBN Financial Services	& Smith, Inc.
BOSC, Inc.	Fifth Third Securities	IMS Securities	Metlife Securities
Brewer Financial Services	Financial Advisers of America	Independence Capital Company	Michigan Securities Inc.
Bristol Financial Services Inc.	Financial Network Investment	Independent Financial Group	Mid Atlantic Securities Inc.
Broker Dealer Financial	Financial Telesis Inc.	Infinex Investments Inc.	MidAmerica Financial Services
BrokersXpress, LLC	Financial West Investment Group	ING Financial Advisers	Milkie/Ferguson Investments
Brookstone Securities	Fintegra Financial Solutions	ING Financial Partners Inc.	MML Investors Services Inc.
Cadaret, Grant & Company	First Allied Securities, Inc.	Institutional Securities Corp.	Moloney Securities Co., Inc.
Cambridge Investment Research	First Citizens Investor Services	InterCarolina Financial Services	Money Concepts Capital Corp.
Cantella & Co, Inc.	First Citizens Securities Corp.	Invest Financial Corporation	Money Management Advisory, Inc.
Cape Securities Inc.	First Financial Equity	Investacorp, Inc.	Morgan Keegan & Company
Capital Financial Services	First Heartland Capital, Inc.	Investment Centers of America, Inc.	Multi-Financial Securities Corp.
Capital Financial Solutions	First Independent Financial	Investment Professionals, Inc.	Mutual of Omaha Investor Services, Inc.
Capital Growth Resources	First Liberties Financial	Investors Capital Corp.	Mutual Trust Company
Capital Guardian LLC	First Merit Financial Services	Investors Security Co Inc.	National Planning Corporation
Capital Investment Group	Foothill Securities, Inc.	J P Turner & Company, LLC	Navy Federal Brokerage Services
Capitol Securities Management	Foresters Equity Services Inc.	J W Cole Financial Inc.	Neidiger Tucker Bruner, Inc.
Capwest Securities, Inc.	Fortune Financial Services	Janney Montgomery Scott LLC	Newbridge Securities Corporation
Centaurus Financial, Inc.	Founders Financial Securities	J.J.B. Hilliard, W.L. Lyons, Inc.	Newport Coast Securities, Inc.
Center Street Securities	FSC Securities Corporation	JRL Capital Corporation	NEXT Financial Group, Inc.

C-1

NFP Securities, Inc.	RBC Capital Markets Corp.	St. Bernard Financial Services	United Planners
Northeast Securities, Inc.	Regal Securities Inc.	Sterne Agee Financial Services	USA Financial Securities Corp.
Northridge Securities Corp.	Resource Horizons Group	Stifel Nicolaus & Company	UVEST
NPB Financial Group	Ridgeway & Conger Inc.	Stonehurst Securities, Inc.	Valic Financial Advisors, Inc.
NRP Financial, Inc.	Robert W Baird & Company, Inc.	Strategic Financial Alliance	Valley National Investments
OneAmerica Securities	Rogan & Associates, Inc.	Summit Brokerage Services, Inc.	Valmark Securities, Inc.
Oppenheimer & Co., Inc.	Royal Alliance Associates, Inc.	Summit Equities Inc.	Vanderbilt Securities LLC
Pacific West	Royal Securities	Sunset Financial Services, Inc.	VSR Financial Services, Inc.
Packerland Brokerage Services	Sagepoint Financial, Inc.	SWBC Investment Services, LLC	Wall Street Financial Inc.
Park Avenue Securities	Sammons Securities Company, LLC	Symetra Investment Services	Walnut Street Securities
Paulson Investment Company	Sanders Morris Harris, Inc.	Synergy Investment Group	Waterford Investor Services
People’s Securities, Inc.	Securian Financial Services	The Investment Center, Inc.	Wayne Hummer Investments
Planmember Securities	Securities America, Inc.	The Leaders Group, Inc.	Wedbush Morgan Securities
Presidential Brokerage, Inc.	Securities Service Network	The O.N. Equity Sales Company	Wells Fargo Advisors LLC
Prime Capital Services Inc.	Sigma Financial Corporation	Thrivent Investment Management	Western Equity Group
Primevest Financial Services, Inc.	Signator Investors, Inc.	Tower Square Securities, Inc.	Westminster Financial
Pro Equities, Inc.	SII Investments, Inc.	Transamerica Financial Advisors, Inc.	WFG Investments, Inc.
Professional Asset Management	Silver Oak Securities	Triad Advisors, Inc.	Williams Financial Group
Prospera Financial Services, Inc.	SMH Capital, Inc.	Triune Capital Advisors	Woodbury Financial Services, Inc.
Purshe Kaplan Sterling	Sorrento Pacific Financial, LLC	Trustmont Financial Group	Workman Securities
QA3 Financial Corporation	Southeast Investments	U.S. Bancorp Investments, Inc.	World Equity Group, Inc.
Quest Securities	Southwest Securities Financial Services	UBS Financial Services, Inc.	World Group Securities Inc.
Questar Capital Corp	Spectrum Capital	UnionBanc Investment Services LLC	WRP Investments Inc.
Raymond James	Spire Securities, LLC	United Equity Securities	Wunderlich Securities

C-2

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.  See Appendix E for examples regarding Jackson Select GMWB and Jackson Select GMWB with Joint Option for those endorsements issued on or after October 11, 2010, as well as Jackson Select Protector GMWB, LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex GMWB with Joint Option.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted)when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
♦	If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GWB is not reduced by the Recapture Charge at the time the GMWB is elected or converted.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% Guaranteed Withdrawal Balance Adjustment provision, your initial 400% GWB adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

Example 2: This example demonstrates how your GAWA% is determined.  If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment , and your Contract includes a Contract Enhancement provision which provides $2,500 to your contract at the time of the Premium Payment :

♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

-
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment.

♦
If your endorsement includes an Earnings-Sensitive Adjustment and your GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Note that GMWB Earnings Determination Baseline is not subject to a maximum

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium.  If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional premium payment.  The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional premium payment.  The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.  In the case where your GMWB death benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA .

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 13.

-
An Earnings-Sensitive Adjustment may apply to your withdrawal, which will allow you to withdraw additional amounts from your contract during that  Contract Year without causing a proportional reduction of your GMWB.  See Examples 13a and 13b.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

-
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA .

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 13.

-
Your GWB will be reduced dollar for dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount.  See Example 13c.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attainted age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪
Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).
-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA .

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal.  See example 13 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.  (This example only applies during the Bonus Period if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.
♦
If your endorsement does not include a For Life Guarantee or i f the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA .

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option).  Otherwise, your reset date is the Contract Anniversary on or immediately following your 60th birthday.

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age   59 1/2.  If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the 200% Guaranteed Withdrawal Balance Adjustment.  (This example only applies if your endorsement contains a 200% Guaranteed Withdrawal Balance Adjustment or a 400% Guaranteed Withdrawal Balance Adjustment provision.  If your endorsement contains a 400% Guaranteed Withdrawal Balance Adjustment provision, the examples below still apply, given that you replace the 200% in each of the calculations with 400%)

▪
Example 11a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

▪	Notes:
♦	The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the 200% GWB adjustment.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, no adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the 200% GWB adjustment.

Example 12: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix F.  The annuity factors referenced in this example are also found in Appendix F.  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and the Fixed Account to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and the Fixed Account will be based on your most current premium allocation instructions.

♦	Funds transferred out of the Fixed Account will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

Example 13: This example expands on the basic examples at pages 257 and 268 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.  (This example only applies if your endorsement contains an Earnings-Sensitive Adjustment provision.)

▪
Example 13a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:
-	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

♦	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000).  Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

♦
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 13b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:
-	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000).  Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

♦
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 13c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.  This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

♦	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated.  This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time.  The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200).  Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment.  Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

♦	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.
♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000).  Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

♦
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar for dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

♦
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:
♦	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.
♦
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated.  The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit.  In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex” and “LifeGuard Freedom Flex with Joint Option GMWB”)

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”) for Endorsements Issued on or After October 11, 2010 (no longer offered as of May 1, 2011)

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option GMWB”) for Endorsements Issued on or After October 11, 2010 (no longer offered as of May 1, 2011)

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”)

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex, LifeGuard Freedom Flex with Joint Option, Jackson Select , Jackson Select With Joint Option , or Jackson Select Protector GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial premium payment net of any applicable premium taxes, plus any Contract Enhancement was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made.  The examples generally only assume a 200% Guaranteed Withdrawal Balance Adjustment (GWB Adjustment) unless specifically noted, as a 400% GWB Adjustment is not available under all GMWBs.  The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at page 81 .  If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5000).

▪	Example 1b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

♦	If your endorsement includes a GWB Bonus provision, y our initial Bonus Base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% GWB Adjustment provision, y our initial 200% GWB Adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how your GAWA% is determined.  Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a Step-Up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 and your GWB is $100,000 at the time of payment:

♦
Your new GWB is $150,000, which is your GWB prior to the additional premium payment ($100,000) plus your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦
Your GAWA is $7,500, which is your GAWA prior to the additional premium payment ($5,000) plus 5% of your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($50,000*0.05 = $2,500).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium.  If you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional premium payment ($4,950,000) plus your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.
♦
   If your endorsement includes a GWB Bonus provision, y our Bonus Base is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

♦
If your endorsement includes a 200% GWB Adjustment provision and the premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement.  The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

♦
If your endorsement includes a 200% GWB Adjustment provision and the premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the premium payment, net of any applicable premium taxes,  plus any Contract Enhancement, subject to a maximum of $5,000,000.  For example, if you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement.  The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500),  it would take approximately an additional   12  years to deplete your GWB ($92,500 / $7,500 per year = approximately 12  years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12  years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a GWB Bonus provision, y our Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a 200% GWB adjustment provision, y our GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit may be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦	If the For Life Guarantee is not in effect, at the end of each Contract Year your GAWA would not be permitted to exceed your remaining GWB.
♦	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
   If your endorsement includes a GWB Bonus provision, y our Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a 200% GWB Adjustment provision, y our GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If the For Life Guarantee is not in effect, at the end of each Contract Year, your GAWA would not be permitted to exceed your remaining GWB.
♦
   The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount     by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon automatic Step-Up.

▪
Example 6a: This example demonstrates what happens if at the time of Step-Up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the Step-Up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the Step-Up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($200,000).

♦
If your endorsement includes a GWB Bonus provision and y our Bonus Base is $100,000 just prior to the Step-Up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($200,000).

-
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

▪
Example 6b: This example demonstrates what happens if at the time of Step-Up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the Step-Up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial premium, net of any applicable premium taxes, plus any Contract Enhancement is $100,000.  Your BDB would not be less than $100,000, entailing that this would not cause a re-determination of the GAWA%.  Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the Step-Up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).  In addition, if your BDB is $100,000 prior to the Step-Up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($90,000).

♦
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the Step-Up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($90,000).

-	Your Bonus Period will not re-start since your Bonus Base has not been increased due to the Step-Up.

▪	Notes:
♦
Your endorsement contains a provision allowing the Company to increase the GMWB charge upon Step-Up.  If the charge does increase, a separate calculation is advisable to establish if the Step-Up is beneficial.

♦	If your endorsement includes a GWB Bonus provision, y our Bonus Base will be re-determined only if your GWB is increased upon Step-Up to a value above your Bonus Base just prior to the Step-Up.
♦	Your GAWA is recalculated upon Step-Up (as described above) only if the Step-Up occurs after your GAWA% has been determined.
♦	If your endorsement includes a 200% GWB Adjustment provision, y our GWB Adjustment remains unchanged since Step-Ups do not impact the GWB Adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since Step-Ups do not impact the GMWB death benefit.
♦
If your endorsement bases Step-Ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the Step-Up, upon Step-Up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the Step-Up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the Step-Up, at the time of Step-Up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($200,000).  Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

-
If your BDB is $100,000 just prior to the Step-Up, then at the time of Step-Up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the Step-Up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon Step-Up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the Step-Up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of Step-Up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($195,000).

-
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

-
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of Step-Up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($195,000).

▪	Notes:
♦	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a Step-Up, the order of the two transactions may impact your GAWA.
-
If the Step-Up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the Step-Up is applied. If the Step-Up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the Step-Up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	If your endorsement includes a GWB Bonus provision, y our Bonus Base will be re-determined only if your GWB is increased upon Step-Up to a value above your Bonus Base just prior to the Step-Up.
♦	The GAWA% is determined at the time of the withdrawal (if not previously determined).
-
The GAWA% is re-determined upon Step-Up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

♦
If your endorsement includes a 200% GWB adjustment provision, y our GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the Step-Up since Step-Ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the Step-Up since Step-Ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

♦
If your endorsement bases Step-Ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

♦	If the For Life Guarantee is not in effect, at the end of each Contract Year, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB.   (This example only applies if your endorsement contains a GWB Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.
♦	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.
♦	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.
♦	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.
♦	If the For Life Guarantee is not in effect, at the end of each Contract Year, your GAWA would not be permitted to exceed your remaining GWB.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 591/2.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon Step-Up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½.  Your Bonus Base remains unchanged at the time of continuation.

♦	Your BDB remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the 200% GWB Adjustment.  (If your endorsement contains a 400% GWB Adjustment provision, the examples below still apply, by replacing the 200% in each of the calculations with 400%.) (This example only applies if your endorsement contains a 200% GWB Adjustment provision or a 400% GWB Adjustment provision.)

▪
Example 11a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($160,000) or 2) the 200% GWB Adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($210,000) or 2) the 200% GWB Adjustment ($200,000).

▪	Notes:
♦	The 200% GWB Adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB Adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the 200% GWB Adjustment.
♦	No adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the 200% GWB Adjustment.

Example 12: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix F.  The annuity factors referenced in this example are also found in Appendix F.  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

♦	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the Bonus Base (if applicable) , the GWB Adjustment (if applicable) , or the GMWB Death Benefit as a result of the transfer.

APPENDIX F

TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits.  If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB, or the LifeGuard Select with Joint Option GMWB, Jackson Select GMWB , Jackson Select with Joint Option GMWB or Jackson Select Protector GMWB , as applicable, and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or
2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or
2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

Under the Jackson Select Protector GMWB, Jackson Select GMWB or the Jackson Select with Joint Option GMWB, if any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.

LifeGuard Select , Jackson Select and Jackson Select Protector GMWB
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary

	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58
107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23
109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary.  For endorsements issued before October 11, 2010, all Owners aged 55-64 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.  For endorsements issued on or after October 11, 2010, on each Contract Anniversary and at the effective date of the endorsement, if the Owner is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

LifeGuard Select with Joint Option
And
Jackson Select with Joint Option
Transfer of Assets Provision
Annuity Factors

Age*	Contract Monthly Anniversary
	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.24	15.23	15.21	15.19	15.17	15.16	15.14	15.12	15.10	15.09	15.07
66	15.05	15.03	15.01	14.99	14.97	14.95	14.94	14.92	14.90	14.88	14.86	14.84
67	14.82	14.81	14.79	14.78	14.77	14.75	14.74	14.73	14.71	14.70	14.69	14.67
68	14.66	14.64	14.63	14.61	14.59	14.58	14.56	14.54	14.53	14.51	14.49	14.48
69	14.46	14.44	14.43	14.41	14.39	14.38	14.36	14.34	14.33	14.31	14.29	14.28
70	14.26	14.24	14.22	14.20	14.18	14.16	14.14	14.12	14.10	14.08	14.06	14.04
71	14.02	14.00	13.98	13.96	13.93	13.91	13.89	13.87	13.85	13.83	13.80	13.78
72	13.76	13.74	13.72	13.70	13.67	13.65	13.63	13.61	13.59	13.57	13.54	13.52
73	13.50	13.48	13.46	13.43	13.41	13.39	13.37	13.34	13.32	13.30	13.28	13.25
74	13.23	13.20	13.18	13.15	13.13	13.10	13.08	13.05	13.02	13.00	12.97	12.95
75	12.92	12.88	12.84	12.81	12.77	12.73	12.69	12.65	12.61	12.58	12.54	12.50
76	12.46	12.42	12.38	12.34	12.30	12.26	12.22	12.17	12.13	12.09	12.05	12.01
77	11.97	11.93	11.89	11.86	11.82	11.78	11.74	11.70	11.66	11.63	11.59	11.55
78	11.51	11.47	11.43	11.39	11.35	11.31	11.28	11.24	11.20	11.16	11.12	11.08
79	11.04	11.00	10.96	10.93	10.89	10.85	10.81	10.77	10.73	10.70	10.66	10.62
80	10.58	10.54	10.50	10.46	10.42	10.38	10.35	10.31	10.27	10.23	10.19	10.15
81	10.11	10.07	10.04	10.00	9.96	9.93	9.89	9.85	9.82	9.78	9.74	9.71
82	9.67	9.63	9.60	9.56	9.52	9.49	9.45	9.41	9.38	9.34	9.30	9.27
83	9.23	9.19	9.16	9.12	9.08	9.05	9.01	8.97	8.94	8.90	8.86	8.83
84	8.79	8.76	8.72	8.69	8.65	8.62	8.59	8.55	8.52	8.48	8.45	8.41
85	8.38	8.35	8.31	8.28	8.24	8.21	8.18	8.14	8.11	8.07	8.04	8.00
86	7.97	7.94	7.90	7.87	7.84	7.80	7.77	7.74	7.70	7.67	7.64	7.60
87	7.57	7.54	7.51	7.48	7.44	7.41	7.38	7.35	7.32	7.29	7.25	7.22
88	7.19	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86
89	6.83	6.80	6.77	6.74	6.71	6.68	6.66	6.63	6.60	6.57	6.54	6.51
90	6.48	6.45	6.43	6.40	6.37	6.34	6.32	6.29	6.26	6.23	6.21	6.18
91	6.15	6.12	6.10	6.07	6.04	6.01	5.99	5.96	5.93	5.90	5.88	5.85
92	5.82	5.80	5.77	5.75	5.72	5.70	5.67	5.65	5.62	5.60	5.57	5.55
93	5.52	5.50	5.47	5.45	5.42	5.40	5.37	5.35	5.32	5.30	5.27	5.25
94	5.22	5.20	5.17	5.15	5.12	5.10	5.08	5.05	5.03	5.00	4.98	4.95
95	4.93	4.91	4.88	4.86	4.84	4.81	4.79	4.77	4.74	4.72	4.70	4.67
96	4.65	4.63	4.60	4.58	4.56	4.53	4.51	4.49	4.46	4.44	4.42	4.39
97	4.37	4.35	4.33	4.30	4.28	4.26	4.24	4.21	4.19	4.17	4.15	4.12
98	4.10	4.08	4.05	4.03	4.01	3.98	3.96	3.94	3.91	3.89	3.87	3.84
99	3.82	3.80	3.78	3.75	3.73	3.71	3.69	3.66	3.64	3.62	3.60	3.57
100	3.55	3.53	3.51	3.48	3.46	3.44	3.42	3.39	3.37	3.35	3.33	3.30
101	3.28	3.26	3.24	3.21	3.19	3.17	3.15	3.12	3.10	3.08	3.06	3.03
102	3.01	2.99	2.97	2.94	2.92	2.90	2.88	2.85	2.83	2.81	2.79	2.76
103	2.74	2.72	2.70	2.68	2.65	2.63	2.61	2.59	2.57	2.55	2.52	2.50
104	2.48	2.46	2.44	2.42	2.40	2.38	2.36	2.33	2.31	2.29	2.27	2.25
105	2.23	2.21	2.19	2.17	2.15	2.13	2.11	2.08	2.06	2.04	2.02	2.00
106	1.98	1.96	1.94	1.92	1.90	1.88	1.86	1.84	1.82	1.80	1.78	1.76
107	1.74	1.72	1.70	1.68	1.66	1.64	1.63	1.61	1.59	1.57	1.55	1.53
108	1.51	1.49	1.48	1.46	1.44	1.42	1.41	1.39	1.37	1.35	1.34	1.32
109	1.30	1.28	1.27	1.25	1.23	1.21	1.20	1.18	1.16	1.14	1.13	1.11
110	1.09	1.08	1.07	1.06	1.04	1.03	1.02	1.01	1.00	0.99	0.97	0.96
111	0.95	0.94	0.93	0.92	0.90	0.89	0.88	0.87	0.86	0.85	0.83	0.82
112	0.81	0.80	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70
113	0.69	0.68	0.67	0.66	0.65	0.64	0.64	0.63	0.62	0.61	0.60	0.59
114	0.58	0.57	0.56	0.55	0.54	0.53	0.53	0.52	0.51	0.50	0.49	0.48
115	0.47	0.43	0.39	0.35	0.31	0.27	0.24	0.20	0.16	0.12	0.08	0.04

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary.  For endorsements issued before October 11, 2010, a Covered Life aged 55-64 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.  For endorsements issued on or after October 11, 2010, on each Contract Anniversary and at the effective date of the endorsement, if the youngest Covered Life is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

APPENDIX G

FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that you elected the FutureGuard 6 GMIB when you purchased your Contract and no other optional benefits were elected.  Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Connecticut or in Maryland.

Example 1: At issue, all GMIB values are initialized.

If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):
-	The Step-Up Date is equal to the Issue Date.
-	The Step-Up Value is equal to $100,000, which is your initial premium payment.
-	Your Roll-Up Component is equal to $100,000, which is the Step-Up Value.
-	Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.
-	Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

Example 2: Upon payment of a subsequent Premium, your Roll-Up Component, GCAV Component, and GMIB Benefit Base are re-determined.

If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, and your GMIB Benefit Base is equal to $180,000 at the time of payment:
-	The Step-Up Date does not change.
-	The Step-Up Value does not change.
-	Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.
-	Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.
-	Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 3: Upon a partial withdrawal, your Roll-Up Component, GCAV Component, and GMIB Benefit Base are re-determined.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:
-	The Step-Up Date does not change.
-	The Step-Up Value does not change.
-	Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:
-	The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),
-	Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);
-
Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 – [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

-	Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.
-
Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 – $30,000/$120,000 = 0.75).

-	Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 4: On each Contract Anniversary prior to the Annuitant’s 75th birthday, you may elect to step up your Roll-Up Component to the Contract Value, in which case the Step-Up Date, Step-Up Value, earliest date that you may elect to exercise the GMIB, and your Roll-Up Component will be re-determined.  In addition, on each Contract Anniversary prior to the Annuitant’s 81st birthday, your Contract Value is compared to the Contract Values on all previous Contract Anniversaries, which may re-determine the GCAV Component.

Example 4a: If your Contract Value is equal to $120,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:
-	The Step-Up Date is equal to the date of the current Contract Anniversary.
-	The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.
-	Your Roll-Up Component is equal to $120,000, which is the Step-Up Value.
-	Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.
-	Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $130,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:
-	The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.
-	The Step-Up Value does not change because step up did not occur.
-	Your Roll-Up Component does not change because step up did not occur.
-	Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.
-	The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.
-	The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

Example 5: If your Contract Value falls to zero and your GMIB Benefit Base is greater than zero, then all withdrawals taken from the Contract will be examined in order to determine the eligibility of the GMIB Benefit Base for automatic annuitization.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum Distributions:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:
-	The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

APPENDIX H

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the October 11 , 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective May 1, 2011, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Select Balanced Fund to JNL/WMC Balanced Fund;
JNL/Select Money Market Fund to JNL/WMC Money Market Fund; and
JNL/Select Value Fund to JNL/WMC Value Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2011

JNL/PPM America Floating Rate Income Fund

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division 303

Accumulation unit value:
Beginning of period	$12.58	$11.49	N/A	N/A	N/A	N/A
End of period	$13.99	$12.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	855,007	254,042	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division 278

Accumulation unit value:
Beginning of period	$13.08	$10.00	N/A	N/A	N/A	N/A
End of period	$14.71	$13.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,783,550	1,001,068	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division 279

Accumulation unit value:
Beginning of period	$13.41	$10.40	N/A	N/A	N/A	N/A
End of period	$15.15	$13.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,216,900	394,761	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division 304

Accumulation unit value:
Beginning of period	$13.80	$12.92	N/A	N/A	N/A	N/A
End of period	$15.73	$13.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	850,459	512,317	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division 338
Accumulation unit value:
Beginning of period	$9.34	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	352,269	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division 333

Accumulation unit value:
Beginning of period	$9.86	N/A	N/A	N/A	N/A	N/A
End of period	$10.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	380,720	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division 332
Accumulation unit value:
Beginning of period	$9.64	N/A	N/A	N/A	N/A	N/A
End of period	$11.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	284,168	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division 337

Accumulation unit value:
Beginning of period	$9.40	N/A	N/A	N/A	N/A	N/A
End of period	$10.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	377,759	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division 336

Accumulation unit value:
Beginning of period	$9.56	N/A	N/A	N/A	N/A	N/A
End of period	$10.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	254,791	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division 333

Accumulation unit value:
Beginning of period	$9.58	N/A	N/A	N/A	N/A	N/A
End of period	$11.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	282,408	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division359

Accumulation unit value:
Beginning of period	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	426,061	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.68	$6.56	$13.68	$10.00	N/A	N/A
End of period	$11.18	$9.68	$6.56	$13.68	N/A	N/A
Accumulation units outstanding at the end of period	1,955,611	1,521,444	862,180	723,817	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Capital Guardian Global Balanced Division 1

Accumulation unit value:
Beginning of period	$10.73	$8.91	$12.63	$11.89	$10.91	$9.85
End of period	$11.51	$10.73	$8.91	$12.63	$11.89	$10.91
Accumulation units outstanding at the end of period	1,083,047	932,638	840,842	457,326	195,293	55,688

JNL/Capital Guardian Global Diversified
Research Division 1
Accumulation unit value:
Beginning of period	$23.11	$17.00	$30.04	$25.32	$22.71	$21.95
End of period	$25.41	$23.11	$17.00	$30.04	$25.32	$22.71
Accumulation units outstanding at the end of period	418,375	322,782	166,606	78,376	3,139	1,426

JNL/Capital Guardian U.S. Growth
Equity Division 1
Accumulation unit value:
Beginning of period	$22.48	$16.95	$29.15	$27.01	$26.25	$24.89
End of period	$24.91	$22.48	$16.95	$29.15	$27.01	$26.25
Accumulation units outstanding at the end of period	396,011	351,953	185,983	47,200	8,136	4,049

JNL/Eagle Core Equity Division 1

Accumulation unit value:
Beginning of period	$14.78	$11.22	$18.72	$18.92	$17.12	$16.51
End of period	$16.26	$14.78	$11.22	$18.72	$18.92	$17.12
Accumulation units outstanding at the end of period	207,156	150,213	43,679	21,465	14,817	2,156

JNL/Eagle SmallCap Equity Division 1

Accumulation unit value:
Beginning of period	$20.37	$15.28	$25.18	$22.84	$19.33	$18.21
End of period	$27.18	$20.37	$15.28	$25.18	$22.84	$19.33
Accumulation units outstanding at the end of period	333,459	422,186	257,552	151,434	76,738	1,249

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.99	$6.24	$9.93	$10.00	N/A	N/A
End of period	$8.67	$7.99	$6.24	$9.93	N/A	N/A
Accumulation units outstanding at the end of period	4,620,969	4,822,032	4,930,733	3,914,357	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.45	$5.79	$9.91	$9.94	N/A	N/A
End of period	$7.84	$7.45	$5.79	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	660,929	553,161	356,961	278,165	N/A	N/A

JNL/Franklin Templeton Income Division 35

Accumulation unit value:
Beginning of period	$9.83	$7.52	$10.88	$10.86	$10.03	N/A
End of period	$10.88	$9.83	$7.52	$10.88	$10.86	N/A
Accumulation units outstanding at the end of period	2,951,916	2,684,580	2,257,359	1,833,175	289,594	N/A

JNL/Franklin Templeton International
Small Cap Growth Division 210
Accumulation unit value:
Beginning of period	$6.71	$4.47	$9.86	$10.08	N/A	N/A
End of period	$7.95	$6.71	$4.47	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	586,491	476,517	351,817	1,120	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.51	$6.02	$9.86	$9.99	N/A	N/A
End of period	$8.23	$7.51	$6.02	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	1,123,651	804,261	591,378	451,128	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division 1

Accumulation unit value:
Beginning of period	$10.08	$7.67	$11.66	$12.63	$10.91	$10.00
End of period	$12.58	$10.08	$7.67	$11.66	$12.63	$10.91
Accumulation units outstanding at the end of period	753,382	430,347	243,896	140,068	58,568	10,327

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division 1

Accumulation unit value:
Beginning of period	$20.84	$18.56	$19.90	$18.91	$18.36	$18.13
End of period	$22.06	$20.84	$18.56	$19.90	$18.91	$18.36
Accumulation units outstanding at the end of period	803,743	705,049	514,417	477,980	244,260	80,727

JNL/Goldman Sachs Emerging Markets
Debt Division 261
Accumulation unit value:
Beginning of period	$11.66	$9.64	$10.00	N/A	N/A	N/A
End of period	$13.31	$11.66	$9.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,601,104	378,956	11,912	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division 1

Accumulation unit value:
Beginning of period	$10.64	$8.15	$12.97	$12.83	$11.27	$10.00
End of period	$13.01	$10.64	$8.15	$12.97	$12.83	$11.27
Accumulation units outstanding at the end of period	647,860	385,254	390,980	393,399	101,915	6,317

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.04	$6.55	$10.68	$10.09	N/A	N/A
End of period	$8.60	$8.04	$6.55	$10.68	N/A	N/A
Accumulation units outstanding at the end of period	474,617	396,794	215,366	27,148	N/A	N/A

JNL/Invesco Global Real Estate Division 1

Accumulation unit value:
Beginning of period	$10.70	$8.21	$12.98	$15.53	$11.57	$10.00
End of period	$12.33	$10.70	$8.21	$12.98	$15.53	$11.57
Accumulation units outstanding at the end of period	803,511	563,770	432,149	292,148	216,515	43,925

JNL/Invesco International Growth Division 1

Accumulation unit value:
Beginning of period	$14.61	$10.84	$18.66	$17.28	$14.33	$12.81
End of period	$16.13	$14.61	$10.84	$18.66	$17.28	$14.33
Accumulation units outstanding at the end of period	426,732	300,462	244,170	226,100	56,264	8,431

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division 1

Accumulation unit value:
Beginning of period	$10.60	$8.67	$14.14	$12.42	$11.71	$10.83
End of period	$12.24	$10.60	$8.67	$14.14	$12.42	$11.71
Accumulation units outstanding at the end of period	721,120	584,653	414,125	409,506	65,174	10,719

JNL/Invesco Small Cap Growth Division 1

Accumulation unit value:
Beginning of period	$12.24	$9.23	$15.57	$14.22	$12.62	$11.27
End of period	$15.20	$12.24	$9.23	$15.57	$14.22	$12.62
Accumulation units outstanding at the end of period	376,362	250,992	95,532	73,021	33,712	6,420

JNL/Ivy Asset Strategy Division 311

Accumulation unit value:
Beginning of period	$10.37	$10.00	N/A	N/A	N/A	N/A
End of period	$11.20	$10.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,896,332	714,558	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division 1

Accumulation unit value:
Beginning of period	$11.99	$9.37	$17.16	$15.58	$12.00	$10.08
End of period	$12.69	$11.99	$9.37	$17.16	$15.58	$12.00
Accumulation units outstanding at the end of period	913,157	729,830	679,991	734,092	296,272	37,655

JNL/JPMorgan MidCap Growth Division 1

Accumulation unit value:
Beginning of period	$19.27	$13.70	$25.07	$23.61	$21.42	$19.82
End of period	$23.80	$19.27	$13.70	$25.07	$23.61	$21.42
Accumulation units outstanding at the end of period	136,623	74,954	47,029	27,346	5,346	1,336

JNL/JPMorgan U.S. Government & Quality
Bond Division 1
Accumulation unit value:
Beginning of period	$17.40	$17.06	$16.28	$15.56	$15.32	$15.19
End of period	$18.37	$17.40	$17.06	$16.28	$15.56	$15.32
Accumulation units outstanding at the end of period	1,251,890	1,194,561	773,574	337,391	128,425	49,564

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division 32

Accumulation unit value:
Beginning of period	$11.70	$6.92	$14.09	$10.87	$9.99	N/A
End of period	$14.03	$11.70	$6.92	$14.09	$10.87	N/A
Accumulation units outstanding at the end of period	2,622,596	2,147,586	1,192,323	635,261	108,474	N/A

JNL/Lazard Mid Cap Equity Division 1

Accumulation unit value:
Beginning of period	$16.15	$11.76	$19.58	$20.45	$18.14	$16.53
End of period	$19.55	$16.15	$11.76	$19.58	$20.45	$18.14
Accumulation units outstanding at the end of period	324,683	651,194	659,957	590,979	116,593	27,862

JNL/M&G Global Basics Division 270

Accumulation unit value:
Beginning of period	$12.13	$8.39	$8.17	N/A	N/A	N/A
End of period	$14.68	$12.13	$8.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	110,288	62,148	599	N/A	N/A	N/A

JNL/M&G Global Leaders Division 263

Accumulation unit value:
Beginning of period	$11.25	$8.32	$8.63	N/A	N/A	N/A
End of period	$12.53	$11.25	$8.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	50,947	48,172	2,227	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division 169
Accumulation unit value:
Beginning of period	$7.54	$6.15	$9.81	$10.17	N/A	N/A
End of period	$8.63	$7.54	$6.15	$9.81	N/A	N/A
Accumulation units outstanding at the end of period	560,422	589,366	417,638	308,980	N/A	N/A

JNL/MCM 25 Division 1

Accumulation unit value:
Beginning of period	$11.44	$7.60	$11.94	$12.49	$11.31	$11.31
End of period	$13.82	$11.44	$7.60	$11.94	$12.49	$11.31
Accumulation units outstanding at the end of period	727,279	447,860	493,988	808,096	494,451	167,461

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division 1

Accumulation unit value:
Beginning of period	$12.51	$12.03	$11.80	$11.27	$11.05	$11.01
End of period	$13.03	$12.51	$12.03	$11.80	$11.27	$11.05
Accumulation units outstanding at the end of period	1,856,156	1,882,603	1,539,840	1,188,457	628,367	135,349

JNL/MCM Communications Sector Division 2

Accumulation unit value:
Beginning of period	$4.51	$3.65	$6.14	$5.99	$11.22	$4.43
End of period	$5.43	$4.51	$3.65	$6.14	$5.99	$11.22
Accumulation units outstanding at the end of period	286,903	205,662	169,036	207,673	192,022	-

JNL/MCM Consumer Brands Sector Division 1

Accumulation unit value:
Beginning of period	$9.25	$7.07	$10.46	$11.54	$10.34	$10.55
End of period	$11.17	$9.25	$7.07	$10.46	$11.54	$10.34
Accumulation units outstanding at the end of period	237,911	96,121	70,269	14,126	8,890	1,439

JNL/MCM Dow 10 Division 1

Accumulation unit value:
Beginning of period	$6.75	$5.93	$11.16	$11.23	$8.81	$9.33
End of period	$8.28	$6.75	$5.93	$11.16	$11.23	$8.81
Accumulation units outstanding at the end of period	669,159	765,633	755,531	994,849	622,858	201,663

JNL/MCM Dow Dividend Division 6

Accumulation unit value:
Beginning of period	$6.16	$5.20	$10.45	$11.80	$10.02	N/A
End of period	$6.78	$6.16	$5.20	$10.45	$11.80	N/A
Accumulation units outstanding at the end of period	869,127	949,752	915,244	1,002,519	685,462	N/A

JNL/MCM European 30 Division 265

Accumulation unit value:
Beginning of period	$11.92	$8.59	$8.20	N/A	N/A	N/A
End of period	$11.98	$11.92	$8.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,519	27,181	3,122	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division 1

Accumulation unit value:
Beginning of period	$6.73	$5.77	$11.88	$14.61	$12.52	$11.74
End of period	$7.51	$6.73	$5.77	$11.88	$14.61	$12.52
Accumulation units outstanding at the end of period	430,436	663,520	413,506	70,680	41,500	3,211

JNL/MCM Global 15 Division 1

Accumulation unit value:
Beginning of period	$12.42	$9.64	$19.03	$17.41	$12.63	$11.15
End of period	$14.01	$12.42	$9.64	$19.03	$17.41	$12.63
Accumulation units outstanding at the end of period	659,428	887,774	939,431	1,173,378	703,693	164,857

JNL/MCM Global Alpha Division 319

Accumulation unit value:
Beginning of period	$9.84	$9.99	N/A	N/A	N/A	N/A
End of period	$10.26	$9.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	178,487	9,915	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division 1

Accumulation unit value:
Beginning of period	$11.22	$9.43	$12.48	$11.80	$11.28	$10.59
End of period	$11.46	$11.22	$9.43	$12.48	$11.80	$11.28
Accumulation units outstanding at the end of period	340,173	668,544	326,148	238,381	64,681	19,441

JNL/MCM Index 5 Division 172

Accumulation unit value:
Beginning of period	$8.40	$6.82	$9.89	$10.15	N/A	N/A
End of period	$9.57	$8.40	$6.82	$9.89	N/A	N/A
Accumulation units outstanding at the end of period	607,592	492,355	249,678	95,961	N/A	N/A

JNL/MCM International Index Division 1

Accumulation unit value:
Beginning of period	$14.41	$11.33	$20.18	$18.59	$15.05	$13.17
End of period	$15.14	$14.41	$11.33	$20.18	$18.59	$15.05
Accumulation units outstanding at the end of period	1,018,765	946,751	687,349	559,212	322,263	60,315

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division 1

Accumulation unit value:
Beginning of period	$9.55	$7.82	$13.84	$13.87	$11.87	$10.57
End of period	$11.00	$9.55	$7.82	$13.84	$13.87	$11.87
Accumulation units outstanding at the end of period	7,484,925	9,076,206	10,518,531	11,080,198	6,540,151	1,668,358

JNL/MCM JNL Optimized 5 Division 32

Accumulation unit value:
Beginning of period	$8.60	$6.35	$11.97	$10.72	$10.00	N/A
End of period	$9.62	$8.60	$6.35	$11.97	$10.72	N/A
Accumulation units outstanding at the end of period	1,030,289	1,277,353	1,303,739	970,595	144,697	N/A

JNL/MCM Nasdaq 25 Division 1

Accumulation unit value:
Beginning of period	$9.65	$7.32	$12.72	$10.86	$10.54	$10.42
End of period	$11.13	$9.65	$7.32	$12.72	$10.86	$10.54
Accumulation units outstanding at the end of period	266,653	303,675	172,483	264,277	70,063	17,277

JNL/MCM NYSE International 25 Division 166

Accumulation unit value:
Beginning of period	$8.22	$6.14	$11.55	$10.25	N/A	N/A
End of period	$8.27	$8.22	$6.14	$11.55	N/A	N/A
Accumulation units outstanding at the end of period	365,648	356,385	200,666	106,444	N/A	N/A

JNL/MCM Oil & Gas Sector Division 1

Accumulation unit value:
Beginning of period	$26.43	$22.37	$36.61	$27.51	$23.15	$16.69
End of period	$30.96	$26.43	$22.37	$36.61	$27.51	$23.15
Accumulation units outstanding at the end of period	516,280	345,390	249,993	246,952	110,615	30,829

JNL/MCM Pacific Rim 30 Division 266

Accumulation unit value:
Beginning of period	$11.68	$9.56	$9.49	N/A	N/A	N/A
End of period	$12.97	$11.68	$9.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	72,995	19,062	3,044	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division 1

Accumulation unit value:
Beginning of period	$8.26	$7.01	$14.15	$13.70	$13.31	$9.57
End of period	$9.05	$8.26	$7.01	$14.15	$13.70	$13.31
Accumulation units outstanding at the end of period	381,280	503,106	527,962	740,726	488,492	168,454

JNL/MCM S&P 24 Division 55

Accumulation unit value:
Beginning of period	$8.34	$7.13	$10.78	$10.19	$9.34	N/A
End of period	$9.56	$8.34	$7.13	$10.78	$10.19	N/A
Accumulation units outstanding at the end of period	146,799	157,146	152,200	25,911	11,759	N/A

JNL/MCM S&P 400 MidCap Index Division 1

Accumulation unit value:
Beginning of period	$13.37	$9.85	$16.04	$15.18	$14.07	$12.28
End of period	$16.55	$13.37	$9.85	$16.04	$15.18	$14.07
Accumulation units outstanding at the end of period	764,461	765,308	540,582	499,689	259,288	49,098

JNL/MCM S&P 500 Index Division 1

Accumulation unit value:
Beginning of period	$9.51	$7.67	$12.51	$12.13	$10.71	$10.25
End of period	$10.70	$9.51	$7.67	$12.51	$12.13	$10.71
Accumulation units outstanding at the end of period	1,864,621	1,763,994	1,177,987	834,151	381,594	123,069

JNL/MCM S&P SMid 60 Division 165

Accumulation unit value:
Beginning of period	$9.63	$6.06	$8.83	$10.24	N/A	N/A
End of period	$11.44	$9.63	$6.06	$8.83	N/A	N/A
Accumulation units outstanding at the end of period	519,471	411,290	245,365	44,177	N/A	N/A

JNL/MCM Select Small-Cap Division 1

Accumulation unit value:
Beginning of period	$11.27	$10.92	$18.52	$21.03	$19.52	$16.78
End of period	$12.77	$11.27	$10.92	$18.52	$21.03	$19.52
Accumulation units outstanding at the end of period	265,648	341,734	337,697	385,535	263,198	88,445

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division 1

Accumulation unit value:
Beginning of period	$11.97	$9.56	$14.93	$15.51	$13.42	$12.41
End of period	$14.88	$11.97	$9.56	$14.93	$15.51	$13.42
Accumulation units outstanding at the end of period	718,639	653,091	299,806	288,154	169,781	41,703

JNL/MCM Technology Sector Division 1

Accumulation unit value:
Beginning of period	$6.20	$3.85	$6.92	$6.14	$5.71	$5.46
End of period	$6.84	$6.20	$3.85	$6.92	$6.14	$5.71
Accumulation units outstanding at the end of period	1,833,796	1,646,402	598,550	488,224	123,212	8,462

JNL/MCM Value Line 30 Division 1

Accumulation unit value:
Beginning of period	$10.37	$9.19	$17.78	$15.13	$15.60	$11.22
End of period	$12.49	$10.37	$9.19	$17.78	$15.13	$15.60
Accumulation units outstanding at the end of period	1,063,140	976,916	989,280	1,097,829	849,485	355,249

JNL/MCM VIP Division 1

Accumulation unit value:
Beginning of period	$9.86	$8.09	$14.37	$13.19	$11.96	$10.80
End of period	$11.18	$9.86	$8.09	$14.37	$13.19	$11.96
Accumulation units outstanding at the end of period	707,480	777,241	682,945	581,624	556,212	112,614

JNL/Oppenheimer Global Growth Division 1

Accumulation unit value:
Beginning of period	$12.06	$8.80	$15.12	$14.46	$12.57	$10.84
End of period	$13.69	$12.06	$8.80	$15.12	$14.46	$12.57
Accumulation units outstanding at the end of period	589,515	445,832	255,927	199,219	139,586	21,797

JNL/PAM Asia ex-Japan Division 237

Accumulation unit value:
Beginning of period	$8.02	$4.81	$8.93	N/A	N/A	N/A
End of period	$9.42	$8.02	$4.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	421,178	325,565	69,625	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division 237

Accumulation unit value:
Beginning of period	$7.45	$4.16	$7.91	N/A	N/A	N/A
End of period	$8.57	$7.45	$4.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,803,113	855,853	387,241	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.92	$10.34	$10.92	$10.00	N/A	N/A
End of period	$12.63	$11.92	$10.34	$10.92	N/A	N/A
Accumulation units outstanding at the end of period	3,149,984	2,457,325	1,346,990	222,506	N/A	N/A

JNL/PIMCO Total Return Bond Division 1

Accumulation unit value:
Beginning of period	$16.79	$14.79	$14.97	$14.07	$13.82	$13.70
End of period	$17.77	$16.79	$14.79	$14.97	$14.07	$13.82
Accumulation units outstanding at the end of period	6,333,012	4,520,382	2,316,270	1,290,856	487,648	240,401
JNL/PPM America High Yield Bond Division 1

Accumulation unit value:
Beginning of period	$13.33	$9.27	$13.60	$13.99	$12.87	$12.83
End of period	$15.17	$13.33	$9.27	$13.60	$13.99	$12.87
Accumulation units outstanding at the end of period	2,332,685	1,799,561	1,132,191	397,249	207,907	53,507

JNL/PPM America Mid Cap Value Division 239

Accumulation unit value:
Beginning of period	$8.16	$5.63	$10.44	N/A	N/A	N/A
End of period	$10.40	$8.16	$5.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	222,604	62,500	36,707	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division 243

Accumulation unit value:
Beginning of period	$8.22	$6.24	$10.22	N/A	N/A	N/A
End of period	$10.33	$8.22	$6.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	327,186	97,928	28,365	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division 1

Accumulation unit value:
Beginning of period	$15.22	$10.70	$20.61	$22.21	$19.97	$19.08
End of period	$17.59	$15.22	$10.70	$20.61	$22.21	$19.97
Accumulation units outstanding at the end of period	70,674	68,693	47,995	25,687	13,620	3,624

JNL/Red Rocks Listed Private Equity Division 261

Accumulation unit value:
Beginning of period	$8.17	$5.92	$10.00	N/A	N/A	N/A
End of period	$10.16	$8.17	$5.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,441,640	481,595	46,098	N/A	N/A	N/A

JNL/S&P 4 Division 210

Accumulation unit value:
Beginning of period	$9.31	$6.67	$9.92	$10.30	N/A	N/A
End of period	$10.42	$9.31	$6.67	$9.92	N/A	N/A
Accumulation units outstanding at the end of period	1,709,641	1,879,187	1,272,284	56,804	N/A	N/A

JNL/S&P Competitive Advantage Division 208

Accumulation unit value:
Beginning of period	$9.77	$6.88	$9.91	$9.99	N/A	N/A
End of period	$10.82	$9.77	$6.88	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	313,563	250,118	111,748	11,936	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.73	$6.27	$10.48	$10.13	N/A	N/A
End of period	$8.57	$7.73	$6.27	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	995,061	784,501	223,816	21,874	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.88	$7.60	$10.53	$10.08	N/A	N/A
End of period	$9.70	$8.88	$7.60	$10.53	N/A	N/A
Accumulation units outstanding at the end of period	1,667,438	999,662	595,337	384,115	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.14	$6.74	$10.50	$10.22	N/A	N/A
End of period	$9.07	$8.14	$6.74	$10.50	N/A	N/A
Accumulation units outstanding at the end of period	1,527,818	1,220,638	549,707	277,409	N/A	N/A

JNL/S&P Dividend Income & Growth Division 215

Accumulation unit value:
Beginning of period	$8.64	$7.11	$9.76	$9.74	N/A	N/A
End of period	$10.05	$8.64	$7.11	$9.76	N/A	N/A
Accumulation units outstanding at the end of period	720,394	231,130	147,761	1,155	N/A	N/A

JNL/S&P Intrinsic Value Division 208

Accumulation unit value:
Beginning of period	$9.66	$6.25	$9.92	$9.99	N/A	N/A
End of period	$10.87	$9.66	$6.25	$9.92	N/A	N/A
Accumulation units outstanding at the end of period	250,867	142,848	93,098	16,653	N/A	N/A

JNL/S&P Managed Aggressive Growth Division 1

Accumulation unit value:
Beginning of period	$12.53	$9.72	$16.24	$15.13	$13.31	$12.16
End of period	$14.43	$12.53	$9.72	$16.24	$15.13	$13.31
Accumulation units outstanding at the end of period	1,333,197	1,059,783	424,453	236,837	38,174	7,285

JNL/S&P Managed Conservative Division 1

Accumulation unit value:
Beginning of period	$11.05	$9.90	$11.67	$11.16	$10.52	$10.23
End of period	$11.82	$11.05	$9.90	$11.67	$11.16	$10.52
Accumulation units outstanding at the end of period	5,442,432	4,699,735	3,154,994	1,794,277	895,716	246,126

JNL/S&P Managed Growth Division 1

Accumulation unit value:
Beginning of period	$12.90	$10.24	$16.11	$15.06	$13.42	$12.41
End of period	$14.73	$12.90	$10.24	$16.11	$15.06	$13.42
Accumulation units outstanding at the end of period	2,394,519	1,904,647	1,137,147	819,698	274,907	29,208

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division 1

Accumulation unit value:
Beginning of period	$11.28	$9.66	$12.48	$11.77	$10.84	$10.35
End of period	$12.35	$11.28	$9.66	$12.48	$11.77	$10.84
Accumulation units outstanding at the end of period	5,460,045	4,917,222	4,127,718	3,216,027	1,469,229	419,874

JNL/S&P Managed Moderate Growth Division 1

Accumulation unit value:
Beginning of period	$13.25	$10.91	$15.30	$14.32	$12.98	$12.17
End of period	$14.75	$13.25	$10.91	$15.30	$14.32	$12.98
Accumulation units outstanding at the end of period	5,379,916	4,592,178	3,620,188	2,800,570	867,256	245,470

JNL/S&P Total Yield Division 208

Accumulation unit value:
Beginning of period	$8.95	$6.37	$10.06	$9.98	N/A	N/A
End of period	$9.69	$8.95	$6.37	$10.06	N/A	N/A
Accumulation units outstanding at the end of period	213,049	135,984	150,942	7,723	N/A	N/A

JNL/Select Balanced Division 1

Accumulation unit value:
Beginning of period	$25.27	$21.46	$27.52	$26.03	$23.28	$22.15
End of period	$27.54	$25.27	$21.46	$27.52	$26.03	$23.28
Accumulation units outstanding at the end of period	1,509,468	1,089,056	886,543	694,945	306,525	46,150

JNL/Select Money Market Division 1

Accumulation unit value:
Beginning of period	$12.66	$12.85	$12.78	$12.41	$12.07	$11.94
End of period	$12.45	$12.66	$12.85	$12.78	$12.41	$12.07
Accumulation units outstanding at the end of period	6,874,332	7,040,212	8,447,747	4,217,417	1,455,040	159,374

JNL/Select Value Division 1

Accumulation unit value:
Beginning of period	$17.55	$14.39	$21.95	$20.69	$17.40	$16.04
End of period	$19.63	$17.55	$14.39	$21.95	$20.69	$17.40
Accumulation units outstanding at the end of period	522,726	356,721	300,266	223,972	134,827	18,271

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division 1

Accumulation unit value:
Beginning of period	$25.25	$17.89	$31.82	$29.38	$26.27	$24.68
End of period	$29.00	$25.25	$17.89	$31.82	$29.38	$26.27
Accumulation units outstanding at the end of period	626,635	428,267	260,540	179,836	63,511	10,681

JNL/T.Rowe Price Mid-Cap Growth Division 1

Accumulation unit value:
Beginning of period	$37.46	$25.93	$44.42	$38.53	$36.68	$31.40
End of period	$47.11	$37.46	$25.93	$44.42	$38.53	$36.68
Accumulation units outstanding at the end of period	589,386	437,276	348,982	240,861	93,858	17,724

JNL/T.Rowe Price Short-Term Bond Division 40

Accumulation unit value:
Beginning of period	$10.29	$9.72	$10.51	$10.20	$10.00	N/A
End of period	$10.42	$10.29	$9.72	$10.51	$10.20	N/A
Accumulation units outstanding at the end of period	2,754,507	1,576,894	566,963	378,381	81,979	N/A

JNL/T.Rowe Price Value Division 1

Accumulation unit value:
Beginning of period	$12.61	$9.36	$15.98	$16.11	$13.64	$12.76
End of period	$14.38	$12.61	$9.36	$15.98	$16.11	$13.64
Accumulation units outstanding at the end of period	786,897	633,987	539,696	497,191	240,232	69,214

Accumulation Unit Values
Contract with Endorsements - 3.195%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division 47

Accumulation unit value:
Beginning of period	$16.59	$12.64	$21.15	$19.48	$18.28	N/A
End of period	$21.79	$16.59	$12.64	$21.15	$19.48	N/A
Accumulation units outstanding at the end of period	-	-	-	-	364	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division 47

Accumulation unit value:
Beginning of period	$16.62	$15.03	$16.37	$15.79	$15.26	N/A
End of period	$17.32	$16.62	$15.03	$16.37	$15.79	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,745	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division 1

Accumulation unit value:
Beginning of period	$11.07	$10.80	$10.76	$10.44	$10.40	$11.01
End of period	$11.35	$11.07	$10.80	$10.76	$10.44	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	2,630	2,324

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division 97

Accumulation unit value:
Beginning of period	$5.74	$5.12	$9.79	$10.00	$9.92	N/A
End of period	$6.93	$5.74	$5.12	$9.79	$10.00	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division 97

Accumulation unit value:
Beginning of period	$9.53	$8.14	$10.94	$10.50	$10.58	N/A
End of period	$9.59	$9.53	$8.14	$10.94	$10.50	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division 1

Accumulation unit value:
Beginning of period	$12.74	$10.17	$18.40	$17.22	$14.15	$12.73
End of period	$13.18	$12.74	$10.17	$18.40	$17.22	$14.15
Accumulation units outstanding at the end of period	-	-	-	-	868	1,920

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$8.81	$7.33	$13.16	$13.40	$11.64	$10.40
End of period	$9.99	$8.81	$7.33	$13.16	$13.40	$11.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division 97

Accumulation unit value:
Beginning of period	$8.90	$6.85	$12.10	$10.49	$10.76	N/A
End of period	$10.11	$8.90	$6.85	$12.10	$10.49	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division 97

Accumulation unit value:
Beginning of period	$7.02	$6.05	$12.41	$12.20	$11.87	N/A
End of period	$7.58	$7.02	$6.05	$12.41	$12.20	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division 1

Accumulation unit value:
Beginning of period	$11.82	$8.84	$14.63	$14.06	$13.23	$12.03
End of period	$14.41	$11.82	$8.84	$14.63	$14.06	$13.23
Accumulation units outstanding at the end of period	-	-	-	-	-	2,036

JNL/MCM S&P 500 Index Division 1

Accumulation unit value:
Beginning of period	$8.41	$6.89	$11.41	$11.23	$10.08	$9.83
End of period	$9.32	$8.41	$6.89	$11.41	$11.23	$10.08
Accumulation units outstanding at the end of period	-	-	-	-	-	2,496

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division 1

Accumulation unit value:
Beginning of period	$10.59	$8.58	$13.61	$14.36	$12.62	$11.99
End of period	$12.95	$10.59	$8.58	$13.61	$14.36	$12.62
Accumulation units outstanding at the end of period	-	-	-	-	-	2,039

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.56	$8.61	$16.91	$14.62	$15.30	$12.22
End of period	$11.34	$9.56	$8.61	$16.91	$14.62	$15.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division 97

Accumulation unit value:
Beginning of period	$11.05	$9.24	$13.16	$12.51	$12.26	N/A
End of period	$12.12	$11.05	$9.24	$13.16	$12.51	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division 47

Accumulation unit value:
Beginning of period	$15.69	$13.07	$20.24	$19.38	$17.40	N/A
End of period	$17.28	$15.69	$13.07	$20.24	$19.38	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,531	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division 47

Accumulation unit value:
Beginning of period	$20.14	$14.49	$26.18	$24.55	$22.19	N/A
End of period	$22.78	$20.14	$14.49	$26.18	$24.55	N/A
Accumulation units outstanding at the end of period	-	-	-	-	900	N/A

JNL/T.Rowe Price Mid-Cap Growth Division 47

Accumulation unit value:
Beginning of period	$29.87	$21.01	$36.54	$32.19	$31.41	N/A
End of period	$37.00	$29.87	$21.01	$36.54	$32.19	N/A
Accumulation units outstanding at the end of period	-	-	-	-	424	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 873-5654 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center:	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2011 .  The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or calling 1-800-873-5654.

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®).  Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties that uses an S&P Index as a benchmark or measure of performance, bears the S&P mark and /or seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 ® Index, the S&P MIDCAP 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MIDCAP 400 Index, and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPIAS, its affiliates, and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omissions, or interruptions therein, regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE.  In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs) in connection with any use of the information contained in this document even if advised of the possibility of such damages.
S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor. While S&P and SPIAS have obtained information from sources they believe to be reliable, neither S&P nor SPIAS performs an audit and neither undertakes any duty of due diligence or independent verification of any information it receives.
S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.
S&P may receive compensation for its ratings and certain credit-related analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees .

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account.  Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was  $15,048,066 in 2008 , $14,985,481 in 2009 and $20,244,527 in 2010 .  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds.  The yield on amounts held in the Investment Division normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period.  The JNL/WMC Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/WMC Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Division's and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/WMC Money Market Division nor that Division's investment in the JNL/WMC Money Market Division is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract.  For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.
Diversification – Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 10 0 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract.  Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status.  In 1998, in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange.  In response to the Conway decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24.  In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender.  In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service.  Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.  Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1)  distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2.  Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations.  For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used.  Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures.  Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound.  Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.  These qualifying employers may make contributions to the Contracts for the benefit of their employees.  Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract.  The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals.  Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity").  Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2011 .  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For   2011 , these levels are $ 107 ,000 in the case of single taxpayers, $ 169 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan.  Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan.  The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders.  Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans – Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $16,500 elective deferral limitation in 2011 .  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.  The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 3% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the October 11 , 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective May 1, 2011, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Select Balanced Fund to JNL/WMC Balanced Fund;
JNL/Select Money Market Fund to JNL/WMC Money Market Fund; and
JNL/Select Value Fund to JNL/WMC Value Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2011

JNL/PPM America Floating Rate Income Fund

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division351

Accumulation unit value:
Beginning of period	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$11.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	826	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.50	$6.78	N/A	N/A	N/A	N/A
End of period	$10.90	$9.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	683	586	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division368

Accumulation unit value:
Beginning of period	$10.12	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,859	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.08	$8.42	$12.01	$11.39	$10.52	$9.67
End of period	$10.74	$10.08	$8.42	$12.01	$11.39	$10.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$21.01	$15.55	$27.67	$23.47	$21.20	$20.63
End of period	$22.95	$21.01	$15.55	$27.67	$23.47	$21.20
Accumulation units outstanding at the end of period	680	658	481	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division1
Accumulation unit value:
Beginning of period	$20.44	$15.51	$26.85	$25.04	$24.49	$23.37
End of period	$22.50	$20.44	$15.51	$26.85	$25.04	$24.49
Accumulation units outstanding at the end of period	454	456	449	520	485	459

JNL/Eagle Core Equity Division1

Accumulation unit value:
Beginning of period	$13.55	$10.36	$17.39	$17.70	$16.12	$15.64
End of period	$14.81	$13.55	$10.36	$17.39	$17.70	$16.12
Accumulation units outstanding at the end of period	45	44	40	35	2	128

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$18.68	$14.11	$23.40	$21.36	$18.20	$17.25
End of period	$24.77	$18.68	$14.11	$23.40	$21.36	$18.20
Accumulation units outstanding at the end of period	2,276	2,546	2,764	-	-	607

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.83	$6.16	$9.87	$10.03	N/A	N/A
End of period	$8.45	$7.83	$6.16	$9.87	N/A	N/A
Accumulation units outstanding at the end of period	1,275	1,334	571	574	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division65

Accumulation unit value:
Beginning of period	$9.60	$7.39	$10.76	$10.81	$10.02	N/A
End of period	$10.56	$9.60	$7.39	$10.76	$10.81	N/A
Accumulation units outstanding at the end of period	-	8,490	-	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.62	$4.52	N/A	N/A	N/A	N/A
End of period	$7.80	$6.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	205	206	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.45	N/A	N/A	N/A	N/A	N/A
End of period	$8.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	56	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.78	$7.49	$11.46	$12.50	$10.86	$10.38
End of period	$12.12	$9.78	$7.49	$11.46	$12.50	$10.86
Accumulation units outstanding at the end of period	180	224	378	846	944	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$18.95	$16.98	$18.33	$17.53	$17.13	$17.03
End of period	$19.93	$18.95	$16.98	$18.33	$17.53	$17.13
Accumulation units outstanding at the end of period	756	802	10,948	13,415	16,324	14,453

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.68	N/A	N/A	N/A	N/A	N/A
End of period	$13.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	77	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.32	$7.96	$12.74	$12.69	$11.22	$10.48
End of period	$12.54	$10.32	$7.96	$12.74	$12.69	$11.22
Accumulation units outstanding at the end of period	132	186	356	1,027	1,126	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.38	$8.01	$12.75	$15.36	$11.52	$10.06
End of period	$11.88	$10.38	$8.01	$12.75	$15.36	$11.52
Accumulation units outstanding at the end of period	776	5,177	4,344	4,418	6,457	6,056

JNL/Invesco International Growth Division1

Accumulation unit value:
Beginning of period	$13.28	$9.92	$17.19	$16.02	$13.37	$12.03
End of period	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37
Accumulation units outstanding at the end of period	29	385	385	388	352	352

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$10.05	$8.27	$13.58	$12.01	$11.39	$10.60
End of period	$11.53	$10.05	$8.27	$13.58	$12.01	$11.39
Accumulation units outstanding at the end of period	22	558	554	554	537	605

JNL/Invesco Small Cap Growth Division1

Accumulation unit value:
Beginning of period	$11.61	$8.81	$14.96	$13.75	$12.28	$11.04
End of period	$14.32	$11.61	$8.81	$14.96	$13.75	$12.28
Accumulation units outstanding at the end of period	204	348	122	122	122	122

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.54	N/A	N/A	N/A	N/A	N/A
End of period	$11.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,696	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.10	$8.73	$16.09	$14.71	$11.40	$9.64
End of period	$11.67	$11.10	$8.73	$16.09	$14.71	$11.40
Accumulation units outstanding at the end of period	148	639	2,033	2,440	2,345	441

JNL/JPMorgan MidCap Growth Division1

Accumulation unit value:
Beginning of period	$17.51	$12.54	$23.09	$21.89	$19.99	$18.61
End of period	$21.50	$17.51	$12.54	$23.09	$21.89	$19.99
Accumulation units outstanding at the end of period	511	575	506	674	-	40

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$15.82	$15.61	$14.99	$14.42	$14.29	$14.27
End of period	$16.59	$15.82	$15.61	$14.99	$14.42	$14.29
Accumulation units outstanding at the end of period	549	513	767	658	632	86

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division46

Accumulation unit value:
Beginning of period	$11.42	$6.81	$13.94	$10.82	$8.67	N/A
End of period	$13.61	$11.42	$6.81	$13.94	$10.82	N/A
Accumulation units outstanding at the end of period	235	254	-	3,481	-	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$14.96	$10.96	$18.37	$19.31	$17.24	$15.81
End of period	$17.99	$14.96	$10.96	$18.37	$19.31	$17.24
Accumulation units outstanding at the end of period	168	191	566	566	2,636	2,696

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.69	$7.15	$11.29	$11.90	$10.84	$10.91
End of period	$12.83	$10.69	$7.15	$11.29	$11.90	$10.84
Accumulation units outstanding at the end of period	1,773	2,071	4,173	4,606	4,322	11,434

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.88	$11.50	$11.35	$10.91	$10.77	$10.80
End of period	$12.30	$11.88	$11.50	$11.35	$10.91	$10.77
Accumulation units outstanding at the end of period	235	6,471	160	296	297	290

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.21	$3.43	$5.81	$5.70	$4.29	$4.27
End of period	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29
Accumulation units outstanding at the end of period	-	-	343	329	-	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$8.63	$6.63	$9.88	$10.97	$9.91	$10.27
End of period	$10.35	$8.63	$6.63	$9.88	$10.97	$9.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.31	$5.57	$10.56	$10.70	$8.45	$9.00
End of period	$7.69	$6.31	$5.57	$10.56	$10.70	$8.45
Accumulation units outstanding at the end of period	4,131	4,596	5,902	10,485	5,863	14,073

JNL/MCM Dow Dividend Division20

Accumulation unit value:
Beginning of period	$6.00	$5.10	$10.32	$11.73	$9.98	N/A
End of period	$6.57	$6.00	$5.10	$10.32	$11.73	N/A
Accumulation units outstanding at the end of period	-	-	-	-	7,531	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division1

Accumulation unit value:
Beginning of period	$6.28	$5.42	$11.24	$13.92	$12.00	$11.32
End of period	$6.97	$6.28	$5.42	$11.24	$13.92	$12.00
Accumulation units outstanding at the end of period	-	-	-	-	840	1,068

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.60	$9.06	$18.01	$16.58	$12.11	$10.75
End of period	$13.01	$11.60	$9.06	$18.01	$16.58	$12.11
Accumulation units outstanding at the end of period	3,198	6,693	7,241	10,920	8,460	17,925

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.48	$8.86	$11.81	$11.23	$10.82	$10.18
End of period	$10.64	$10.48	$8.86	$11.81	$11.23	$10.82
Accumulation units outstanding at the end of period	167	169	203	237	222	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.68	$10.83	$19.41	$18.00	$14.66	$12.91
End of period	$14.28	$13.68	$10.83	$19.41	$18.00	$14.66
Accumulation units outstanding at the end of period	111	2,155	6,646	6,276	8,686	8,168

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.23	$7.61	$13.55	$13.67	$11.77	$10.55
End of period	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77
Accumulation units outstanding at the end of period	30,790	39,050	71,377	90,568	118,790	96,053

JNL/MCM JNL Optimized 5 Division60

Accumulation unit value:
Beginning of period	$8.40	$6.24	$11.84	$10.67	$9.19	N/A
End of period	$9.33	$8.40	$6.24	$11.84	$10.67	N/A
Accumulation units outstanding at the end of period	-	-	11,150	5,056	-	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.33	$7.12	$12.46	$10.71	$10.46	$10.41
End of period	$10.69	$9.33	$7.12	$12.46	$10.71	$10.46
Accumulation units outstanding at the end of period	2,372	2,662	3,070	3,756	114	102

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$8.33	N/A	N/A	N/A	N/A	N/A
End of period	$8.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	112	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$24.69	$21.04	$34.64	$26.21	$22.20	$16.10
End of period	$28.74	$24.69	$21.04	$34.64	$26.21	$22.20
Accumulation units outstanding at the end of period	254	263	878	1,563	3,309	2,272

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.71	$6.59	$13.39	$13.05	$12.76	$9.23
End of period	$8.40	$7.71	$6.59	$13.39	$13.05	$12.76
Accumulation units outstanding at the end of period	3,043	2,849	4,083	4,714	7,558	15,000

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.70	$9.41	$15.43	$14.70	$13.71	$12.05
End of period	$15.61	$12.70	$9.41	$15.43	$14.70	$13.71
Accumulation units outstanding at the end of period	5,641	2,282	6,682	6,496	4,553	5,853

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.03	$7.34	$12.04	$11.74	$10.44	$10.06
End of period	$10.10	$9.03	$7.34	$12.04	$11.74	$10.44
Accumulation units outstanding at the end of period	-	1,115	2,737	2,729	2,816	5,624

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.47	$6.25	N/A	N/A	N/A	N/A
End of period	$11.17	$9.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,069	161	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.52	$10.27	$17.52	$20.03	$18.72	$16.19
End of period	$11.85	$10.52	$10.27	$17.52	$20.03	$18.72
Accumulation units outstanding at the end of period	1,979	1,848	2,033	2,315	3,451	7,984

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.37	$9.13	$14.36	$15.01	$13.08	$12.17
End of period	$14.03	$11.37	$9.13	$14.36	$15.01	$13.08
Accumulation units outstanding at the end of period	46	273	4,524	4,485	4,753	5,605
JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.79	$3.62	$6.54	$5.85	$5.47	$5.26
End of period	$6.35	$5.79	$3.62	$6.54	$5.85	$5.47
Accumulation units outstanding at the end of period	501	499	291	291	-	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.02	$8.94	$17.41	$14.91	$15.47	$11.20
End of period	$11.99	$10.02	$8.94	$17.41	$14.91	$15.47
Accumulation units outstanding at the end of period	6,351	6,614	7,526	8,105	12,518	11,529

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.53	$7.87	$14.07	$13.00	$11.86	$10.78
End of period	$10.74	$9.53	$7.87	$14.07	$13.00	$11.86
Accumulation units outstanding at the end of period	-	1,396	7,269	6,554	8,138	7,014

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.40	$8.37	$14.48	$13.94	$12.19	$10.59
End of period	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19
Accumulation units outstanding at the end of period	194	220	4,039	4,185	4,866	3,628

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.91	$4.89	N/A	N/A	N/A	N/A
End of period	$9.23	$7.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	178	172	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.35	$4.31	N/A	N/A	N/A	N/A
End of period	$8.40	$7.35	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	207	217	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.69	$10.08	N/A	N/A	N/A	N/A
End of period	$12.31	$11.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,240	8,278	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.55	$13.78	$14.05	$13.28	$13.13	$13.10
End of period	$16.35	$15.55	$13.78	$14.05	$13.28	$13.13
Accumulation units outstanding at the end of period	5,663	5,639	11,688	11,511	12,552	12,949

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.35	$8.64	$12.76	$13.21	$12.23	$12.27
End of period	$13.95	$12.35	$8.64	$12.76	$13.21	$12.23
Accumulation units outstanding at the end of period	1,321	8,508	6,541	7,050	7,820	6,659

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division1

Accumulation unit value:
Beginning of period	$13.84	$9.80	$18.99	$20.59	$18.64	$17.92
End of period	$15.89	$13.84	$9.80	$18.99	$20.59	$18.64
Accumulation units outstanding at the end of period	194	193	225	2,034	163	164

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.18	$6.93	N/A	N/A	N/A	N/A
End of period	$10.21	$9.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	905	10,791	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.72	N/A	N/A	N/A	N/A	N/A
End of period	$10.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.59	$6.35	N/A	N/A	N/A	N/A
End of period	$8.36	$7.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,925	99,997	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.64	N/A	N/A	N/A	N/A	N/A
End of period	$10.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division1

Accumulation unit value:
Beginning of period	$11.61	$9.06	$15.24	$14.29	$12.65	$11.64
End of period	$13.28	$11.61	$9.06	$15.24	$14.29	$12.65
Accumulation units outstanding at the end of period	-	-	11,445	12,194	12,827	13,568

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.68	$9.63	$11.42	$11.00	$10.43	$10.22
End of period	$11.35	$10.68	$9.63	$11.42	$11.00	$10.43
Accumulation units outstanding at the end of period	-	-	-	1,050	1,051	993

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$11.95	$9.55	$15.12	$14.23	$12.76	$11.88
End of period	$13.56	$11.95	$9.55	$15.12	$14.23	$12.76
Accumulation units outstanding at the end of period	-	5	871	1,451	4,958	4,958

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$10.90	$9.40	$12.22	$11.60	$10.76	$10.34
End of period	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76
Accumulation units outstanding at the end of period	-	-	-	-	10,750	10,987

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.28	$10.18	$14.36	$13.53	$12.34	$11.64
End of period	$13.58	$12.28	$10.18	$14.36	$13.53	$12.34
Accumulation units outstanding at the end of period	24,672	26,437	19,299	17,443	1,249	1,337

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.96	N/A	N/A	N/A	N/A	N/A
End of period	$9.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	60	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$22.97	$19.64	$25.35	$24.14	$21.73	$20.81
End of period	$24.88	$22.97	$19.64	$25.35	$24.14	$21.73
Accumulation units outstanding at the end of period	1,285	43	4,696	6,282	7,471	6,394

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.51	$11.76	$11.77	$11.50	$11.26	$11.21
End of period	$11.25	$11.51	$11.76	$11.77	$11.50	$11.26
Accumulation units outstanding at the end of period	6,346	9,119	15,642	17,829	29,314	46,246

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$16.74	$13.82	$21.21	$20.13	$17.03	$15.81
End of period	$18.60	$16.74	$13.82	$21.21	$20.13	$17.03
Accumulation units outstanding at the end of period	2,307	576	1,199	822	758	197

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$22.96	$16.37	$29.31	$27.24	$24.52	$23.18
End of period	$26.20	$22.96	$16.37	$29.31	$27.24	$24.52
Accumulation units outstanding at the end of period	220	2,949	31	368	355	512

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$34.06	$23.73	$40.92	$35.72	$34.23	$29.49
End of period	$42.56	$34.06	$23.73	$40.92	$35.72	$34.23
Accumulation units outstanding at the end of period	1,523	1,748	1,945	765	1,178	1,138

JNL/T.Rowe Price Short-Term Bond Division52

Accumulation unit value:
Beginning of period	$10.06	$9.56	$10.40	$10.15	$10.00	N/A
End of period	$10.12	$10.06	$9.56	$10.40	$10.15	N/A
Accumulation units outstanding at the end of period	1,508	1,555	1,231	-	-	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$11.85	$8.84	$15.20	$15.42	$13.15	$12.38
End of period	$13.42	$11.85	$8.84	$15.20	$15.42	$13.15
Accumulation units outstanding at the end of period	958	1,408	1,284	1,902	1,724	2,125

Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.03	$8.38	$11.97	$11.35	$10.49	$9.64
End of period	$10.68	$10.03	$8.38	$11.97	$11.35	$10.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$20.86	$15.45	$27.50	$23.34	$21.09	$20.53
End of period	$22.77	$20.86	$15.45	$27.50	$23.34	$21.09
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$20.29	$15.41	$26.68	$24.90	$24.36	$23.34
End of period	$22.33	$20.29	$15.41	$26.68	$24.90	$24.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.46	$10.30	$17.29	$17.61	$16.04	$15.67
End of period	$14.71	$13.46	$10.30	$17.29	$17.61	$16.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$18.56	$14.02	$23.26	$21.25	$18.12	$17.35
End of period	$24.59	$18.56	$14.02	$23.26	$21.25	$18.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division100

Accumulation unit value:
Beginning of period	$9.58	$7.38	$10.75	$10.81	$10.68	N/A
End of period	$10.53	$9.58	$7.38	$10.75	$10.81	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.76	$7.48	$11.45	$12.49	$10.86	$10.92
End of period	$12.09	$9.76	$7.48	$11.45	$12.49	$10.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$18.81	$16.87	$18.21	$17.43	$17.04	$16.98
End of period	$19.77	$18.81	$16.87	$18.21	$17.43	$17.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division15

Accumulation unit value:
Beginning of period	$10.29	$7.94	$12.73	$12.68	$11.32	N/A
End of period	$12.51	$10.29	$7.94	$12.73	$12.68	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A
JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.35	$8.00	$12.74	$15.34	$11.52	$10.39
End of period	$11.85	$10.35	$8.00	$12.74	$15.34	$11.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.18	$9.85	$17.08	$15.93	$13.30	$12.01
End of period	$14.46	$13.18	$9.85	$17.08	$15.93	$13.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.01	$8.24	$13.54	$11.98	$11.37	$10.72
End of period	$11.48	$10.01	$8.24	$13.54	$11.98	$11.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.56	$8.78	$14.91	$13.71	$12.26	$11.21
End of period	$14.25	$11.56	$8.78	$14.91	$13.71	$12.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$11.04	$8.68	$16.01	$14.64	$11.36	$9.62
End of period	$11.60	$11.04	$8.68	$16.01	$14.64	$11.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$17.39	$12.45	$22.94	$21.76	$19.88	$18.84
End of period	$21.33	$17.39	$12.45	$22.94	$21.76	$19.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$15.70	$15.50	$14.90	$14.34	$14.22	$14.29
End of period	$16.47	$15.70	$15.50	$14.90	$14.34	$14.22
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.87	$10.90	$18.29	$19.22	$17.17	$15.80
End of period	$17.88	$14.87	$10.90	$18.29	$19.22	$17.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division2

Accumulation unit value:
Beginning of period	$10.63	$7.12	$11.25	$11.85	$10.81	$11.00
End of period	$12.76	$10.63	$7.12	$11.25	$11.85	$10.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.84	$11.46	$11.31	$10.89	$10.75	$10.82
End of period	$12.24	$11.84	$11.46	$11.31	$10.89	$10.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.19	$3.41	$5.79	$5.68	$4.27	$4.26
End of period	$5.01	$4.19	$3.41	$5.79	$5.68	$4.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$8.59	$6.61	$9.85	$10.94	$9.87	$9.97
End of period	$10.30	$8.59	$6.61	$9.85	$10.94	$9.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$6.28	$5.54	$10.52	$10.66	$8.42	$8.88
End of period	$7.64	$6.28	$5.54	$10.52	$10.66	$8.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division74

Accumulation unit value:
Beginning of period	$5.99	$5.10	$10.31	$11.73	$10.98	N/A
End of period	$6.55	$5.99	$5.10	$10.31	$11.73	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.25	$5.40	$11.19	$13.87	$11.96	$11.32
End of period	$6.93	$6.25	$5.40	$11.19	$13.87	$11.96
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division2

Accumulation unit value:
Beginning of period	$11.54	$9.02	$17.93	$16.52	$12.07	$10.75
End of period	$12.93	$11.54	$9.02	$17.93	$16.52	$12.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.42	$8.82	$11.76	$11.19	$10.78	$10.15
End of period	$10.57	$10.42	$8.82	$11.76	$11.19	$10.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.63	$10.79	$19.36	$17.95	$14.64	$12.90
End of period	$14.22	$13.63	$10.79	$19.36	$17.95	$14.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.21	$7.59	$13.53	$13.66	$11.77	$10.55
End of period	$10.53	$9.21	$7.59	$13.53	$13.66	$11.77
Accumulation units outstanding at the end of period	-	-	2,663	7,284	10,709	13,150

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division2

Accumulation unit value:
Beginning of period	$9.31	$7.10	$12.44	$10.69	$10.45	$10.52
End of period	$10.65	$9.31	$7.10	$12.44	$10.69	$10.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$24.56	$20.94	$34.50	$26.11	$22.13	$16.73
End of period	$28.57	$24.56	$20.94	$34.50	$26.11	$22.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division2

Accumulation unit value:
Beginning of period	$7.67	$6.56	$13.34	$13.00	$12.72	$9.53
End of period	$8.35	$7.67	$6.56	$13.34	$13.00	$12.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.64	$9.38	$15.38	$14.66	$13.68	$12.17
End of period	$15.54	$12.64	$9.38	$15.38	$14.66	$13.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.99	$7.31	$12.00	$11.71	$10.42	$10.08
End of period	$10.05	$8.99	$7.31	$12.00	$11.71	$10.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division2

Accumulation unit value:
Beginning of period	$10.47	$10.22	$17.45	$19.95	$18.66	$16.48
End of period	$11.78	$10.47	$10.22	$17.45	$19.95	$18.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.32	$9.10	$14.32	$14.98	$13.05	$12.29
End of period	$13.97	$11.32	$9.10	$14.32	$14.98	$13.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.76	$3.60	$6.52	$5.82	$5.45	$5.25
End of period	$6.31	$5.76	$3.60	$6.52	$5.82	$5.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division2

Accumulation unit value:
Beginning of period	$10.00	$8.92	$17.38	$14.90	$15.46	$11.34
End of period	$11.96	$10.00	$8.92	$17.38	$14.90	$15.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.51	$7.85	$14.05	$12.99	$11.85	$10.82
End of period	$10.71	$9.51	$7.85	$14.05	$12.99	$11.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.35	$8.34	$14.43	$13.90	$12.16	$10.53
End of period	$12.80	$11.35	$8.34	$14.43	$13.90	$12.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$15.46	$13.71	$13.98	$13.22	$13.08	$13.10
End of period	$16.24	$15.46	$13.71	$13.98	$13.22	$13.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$12.27	$8.59	$12.70	$13.15	$12.18	$12.17
End of period	$13.86	$12.27	$8.59	$12.70	$13.15	$12.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$13.74	$9.73	$18.87	$20.47	$18.54	$17.91
End of period	$15.76	$13.74	$9.73	$18.87	$20.47	$18.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.54	$9.01	$15.17	$14.23	$12.60	$11.66
End of period	$13.20	$11.54	$9.01	$15.17	$14.23	$12.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.65	$9.61	$11.40	$10.99	$10.43	$10.25
End of period	$11.31	$10.65	$9.61	$11.40	$10.99	$10.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.88	$9.50	$15.05	$14.17	$12.71	$11.89
End of period	$13.48	$11.88	$9.50	$15.05	$14.17	$12.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$10.87	$9.38	$12.20	$11.59	$10.75	$10.38
End of period	$11.82	$10.87	$9.38	$12.20	$11.59	$10.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$12.20	$10.12	$14.29	$13.47	$12.29	$11.66
End of period	$13.49	$12.20	$10.12	$14.29	$13.47	$12.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$22.81	$19.51	$25.19	$24.00	$21.61	$20.77
End of period	$24.69	$22.81	$19.51	$25.19	$24.00	$21.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$11.42	$11.68	$11.70	$11.44	$11.20	$11.16
End of period	$11.16	$11.42	$11.68	$11.70	$11.44	$11.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.68	$13.78	$21.16	$20.09	$17.01	$15.93
End of period	$18.53	$16.68	$13.78	$21.16	$20.09	$17.01
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.79	$16.26	$29.13	$27.08	$24.39	$23.10
End of period	$25.99	$22.79	$16.26	$29.13	$27.08	$24.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$33.81	$23.57	$40.66	$35.52	$34.04	$29.64
End of period	$42.23	$33.81	$23.57	$40.66	$35.52	$34.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division100

Accumulation unit value:
Beginning of period	$10.03	$9.54	$10.39	$10.15	$10.13	N/A
End of period	$10.09	$10.03	$9.54	$10.39	$10.15	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.79	$8.80	$15.14	$15.37	$13.11	$12.42
End of period	$13.35	$11.79	$8.80	$15.14	$15.37	$13.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.47	$6.47	$13.58	$10.86	N/A	N/A
End of period	$10.86	$9.47	$6.47	$13.58	N/A	N/A
Accumulation units outstanding at the end of period	-	2,638	-	459	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$9.98	$8.35	$11.92	$11.31	$10.46	$9.71
End of period	$10.62	$9.98	$8.35	$11.92	$11.31	$10.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$20.71	$15.34	$27.32	$23.20	$20.97	$20.43
End of period	$22.59	$20.71	$15.34	$27.32	$23.20	$20.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$20.14	$15.30	$26.51	$24.75	$24.24	$23.23
End of period	$22.16	$20.14	$15.30	$26.51	$24.75	$24.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.37	$10.24	$17.20	$17.51	$15.97	$15.60
End of period	$14.60	$13.37	$10.24	$17.20	$17.51	$15.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$18.44	$13.94	$23.13	$21.14	$18.03	$17.11
End of period	$24.42	$18.44	$13.94	$23.13	$21.14	$18.03
Accumulation units outstanding at the end of period	237	534	694	618	643	451

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.81	$6.15	$9.86	$10.13	N/A	N/A
End of period	$8.42	$7.81	$6.15	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	8,493	9,216	10,337	10,872	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.28	$5.84	N/A	N/A	N/A	N/A
End of period	$7.61	$7.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,930	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division87

Accumulation unit value:
Beginning of period	$9.56	$7.37	$10.74	$10.81	$10.29	N/A
End of period	$10.51	$9.56	$7.37	$10.74	$10.81	N/A
Accumulation units outstanding at the end of period	17,828	-	-	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.35	$5.94	$9.67	N/A	N/A	N/A
End of period	$7.99	$7.35	$5.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	7,105	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.73	$7.46	$11.43	$12.48	$10.86	$10.40
End of period	$12.05	$9.73	$7.46	$11.43	$12.48	$10.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$18.67	$16.75	$18.10	$17.32	$16.95	$16.86
End of period	$19.62	$18.67	$16.75	$18.10	$17.32	$16.95
Accumulation units outstanding at the end of period	1,471	1,566	1,545	1,142	1,413	119

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.27	$7.93	$12.71	$12.67	$11.21	$10.95
End of period	$12.47	$10.27	$7.93	$12.71	$12.67	$11.21
Accumulation units outstanding at the end of period	-	-	-	70	-	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.33	$7.98	$12.72	$15.33	$11.52	$10.14
End of period	$11.82	$10.33	$7.98	$12.72	$15.33	$11.52
Accumulation units outstanding at the end of period	-	676	-	686	343	357

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.09	$9.78	$16.97	$15.84	$13.23	$11.95
End of period	$14.35	$13.09	$9.78	$16.97	$15.84	$13.23
Accumulation units outstanding at the end of period	283	305	2,516	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$9.97	$8.21	$13.50	$11.95	$11.34	$10.62
End of period	$11.43	$9.97	$8.21	$13.50	$11.95	$11.34
Accumulation units outstanding at the end of period	899	1,967	1,880	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.51	$8.75	$14.87	$13.67	$12.23	$11.19
End of period	$14.18	$11.51	$8.75	$14.87	$13.67	$12.23
Accumulation units outstanding at the end of period	-	1,248	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$10.97	$8.63	$15.93	$14.58	$11.31	$9.58
End of period	$11.52	$10.97	$8.63	$15.93	$14.58	$11.31
Accumulation units outstanding at the end of period	-	-	29	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$17.26	$12.37	$22.80	$21.63	$19.77	$16.92
End of period	$21.16	$17.26	$12.37	$22.80	$21.63	$19.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$15.59	$15.40	$14.80	$14.26	$14.14	$14.13
End of period	$16.34	$15.59	$15.40	$14.80	$14.26	$14.14
Accumulation units outstanding at the end of period	2,025	1,957	2,179	147	499	142

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division56

Accumulation unit value:
Beginning of period	$11.38	$6.79	$13.92	$10.82	$8.28	N/A
End of period	$13.54	$11.38	$6.79	$13.92	$10.82	N/A
Accumulation units outstanding at the end of period	-	1,249	31	-	-	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$14.78	$10.84	$18.19	$19.14	$17.11	$15.70
End of period	$17.76	$14.78	$10.84	$18.19	$19.14	$17.11
Accumulation units outstanding at the end of period	-	1,110	1,061	280	292	304

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$11.15	$10.58	N/A	N/A	N/A	N/A
End of period	$12.32	$11.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,881	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.57	$7.08	$11.20	$11.81	$10.77	$10.85
End of period	$12.68	$10.57	$7.08	$11.20	$11.81	$10.77
Accumulation units outstanding at the end of period	520	1,311	1,295	327	359	1,124

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.79	$11.42	$11.28	$10.86	$10.73	$10.76
End of period	$12.19	$11.79	$11.42	$11.28	$10.86	$10.73
Accumulation units outstanding at the end of period	4,649	4,683	4,903	1,786	1,950	1,142

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.16	$3.40	$5.76	$5.66	$4.26	$4.39
End of period	$4.98	$4.16	$3.40	$5.76	$5.66	$4.26
Accumulation units outstanding at the end of period	-	-	-	857	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$8.55	$6.58	$9.81	$10.90	$9.84	$10.03
End of period	$10.25	$8.55	$6.58	$9.81	$10.90	$9.84
Accumulation units outstanding at the end of period	499	1,148	1,149	-	-	-

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.24	$5.52	$10.47	$10.62	$8.40	$8.95
End of period	$7.60	$6.24	$5.52	$10.47	$10.62	$8.40
Accumulation units outstanding at the end of period	-	-	-	1,739	1,615	2,752
JNL/MCM Dow Dividend Division25

Accumulation unit value:
Beginning of period	$5.98	$5.09	$10.30	$11.72	$10.19	N/A
End of period	$6.54	$5.98	$5.09	$10.30	$11.72	N/A
Accumulation units outstanding at the end of period	1,323	1,381	1,488	1,184	1,112	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.22	$5.37	$11.14	$13.81	$11.92	$11.29
End of period	$6.89	$6.22	$5.37	$11.14	$13.81	$11.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.48	$8.97	$17.85	$16.46	$12.03	$10.70
End of period	$12.86	$11.48	$8.97	$17.85	$16.46	$12.03
Accumulation units outstanding at the end of period	964	1,938	1,794	632	945	1,429

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$10.36	$8.78	$11.71	$11.15	$10.74	$10.07
End of period	$10.51	$10.36	$8.78	$11.71	$11.15	$10.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.57	$10.75	$19.30	$17.91	$14.61	$12.88
End of period	$14.15	$13.57	$10.75	$19.30	$17.91	$14.61
Accumulation units outstanding at the end of period	1,024	5,863	2,580	610	824	944

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.18	$7.58	$13.51	$13.64	$11.76	$10.55
End of period	$10.50	$9.18	$7.58	$13.51	$13.64	$11.76
Accumulation units outstanding at the end of period	22,847	23,660	24,385	44,849	63,458	11,339

JNL/MCM JNL Optimized 5 Division47

Accumulation unit value:
Beginning of period	$8.37	$6.22	$11.82	$10.66	$9.40	N/A
End of period	$9.29	$8.37	$6.22	$11.82	$10.66	N/A
Accumulation units outstanding at the end of period	-	-	-	990	-	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.28	$7.09	$12.42	$10.68	$10.45	$10.40
End of period	$10.62	$9.28	$7.09	$12.42	$10.68	$10.45
Accumulation units outstanding at the end of period	-	1,025	1,025	1,025	1,418	1,025

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$24.42	$20.83	$34.33	$26.00	$22.04	$16.01
End of period	$28.39	$24.42	$20.83	$34.33	$26.00	$22.04
Accumulation units outstanding at the end of period	-	411	-	2,800	2,803	2,828

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.63	$6.53	$13.28	$12.95	$12.67	$9.18
End of period	$8.30	$7.63	$6.53	$13.28	$12.95	$12.67
Accumulation units outstanding at the end of period	-	-	-	1,781	1,702	2,417

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.59	$9.34	$15.34	$14.62	$13.65	$12.01
End of period	$15.47	$12.59	$9.34	$15.34	$14.62	$13.65
Accumulation units outstanding at the end of period	454	3,846	996	523	710	1,360

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$8.96	$7.28	$11.96	$11.68	$10.40	$10.03
End of period	$10.01	$8.96	$7.28	$11.96	$11.68	$10.40
Accumulation units outstanding at the end of period	-	4,939	-	163	383	1,200

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.41	$10.17	$17.38	$19.88	$18.60	$16.10
End of period	$11.72	$10.41	$10.17	$17.38	$19.88	$18.60
Accumulation units outstanding at the end of period	-	-	-	203	217	680

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.28	$9.07	$14.28	$14.94	$13.02	$12.13
End of period	$13.91	$11.28	$9.07	$14.28	$14.94	$13.02
Accumulation units outstanding at the end of period	382	3,954	766	128	301	944

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.73	$3.59	$6.49	$5.80	$5.44	$5.24
End of period	$6.28	$5.73	$3.59	$6.49	$5.80	$5.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.97	$8.91	$17.36	$14.88	$15.45	$11.20
End of period	$11.92	$9.97	$8.91	$17.36	$14.88	$15.45
Accumulation units outstanding at the end of period	-	-	-	3,698	8,755	4,960

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.48	$7.83	$14.03	$12.97	$11.85	$10.82
End of period	$10.67	$9.48	$7.83	$14.03	$12.97	$11.85
Accumulation units outstanding at the end of period	-	-	-	66	332	-

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.30	$8.30	$14.38	$13.86	$12.14	$10.55
End of period	$12.73	$11.30	$8.30	$14.38	$13.86	$12.14
Accumulation units outstanding at the end of period	-	912	3,876	912	912	912

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.89	$4.89	N/A	N/A	N/A	N/A
End of period	$9.20	$7.89	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,776	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.34	$4.31	N/A	N/A	N/A	N/A
End of period	$8.37	$7.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,909	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.66	$10.06	N/A	N/A	N/A	N/A
End of period	$12.26	$11.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,142	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.37	$13.63	$13.91	$13.16	$13.03	$13.01
End of period	$16.14	$15.37	$13.63	$13.91	$13.16	$13.03
Accumulation units outstanding at the end of period	3,378	4,419	3,512	1,010	1,392	1,006

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.19	$8.54	$12.63	$13.08	$12.12	$12.18
End of period	$13.77	$12.19	$8.54	$12.63	$13.08	$12.12
Accumulation units outstanding at the end of period	799	849	972	166	165	166

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$13.64	$9.66	$18.75	$20.35	$18.44	$17.77
End of period	$15.64	$13.64	$9.66	$18.75	$20.35	$18.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$8.24	N/A	N/A	N/A	N/A	N/A
End of period	$8.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,183	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.51	$7.30	N/A	N/A	N/A	N/A
End of period	$9.82	$8.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,257	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.47	$8.97	$15.10	$14.17	$12.55	$11.62
End of period	$13.11	$11.47	$8.97	$15.10	$14.17	$12.55
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.63	$9.59	$11.39	$10.97	$10.42	$10.21
End of period	$11.28	$10.63	$9.59	$11.39	$10.97	$10.42
Accumulation units outstanding at the end of period	-	-	-	-	-	13,083

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.81	$9.45	$14.97	$14.11	$12.66	$11.85
End of period	$13.39	$11.81	$9.45	$14.97	$14.11	$12.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$10.84	$9.36	$12.18	$11.58	$10.74	$10.33
End of period	$11.78	$10.84	$9.36	$12.18	$11.58	$10.74
Accumulation units outstanding at the end of period	1,476	3,597	17,353	4,101	4,302	2,051

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$12.13	$10.07	$14.22	$13.41	$12.24	$11.62
End of period	$13.41	$12.13	$10.07	$14.22	$13.41	$12.24
Accumulation units outstanding at the end of period	-	-	8,096	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$22.64	$19.38	$25.03	$23.86	$21.50	$20.61
End of period	$24.50	$22.64	$19.38	$25.03	$23.86	$21.50
Accumulation units outstanding at the end of period	456	1,866	1,885	1,023	1,023	1,023

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.34	$11.60	$11.62	$11.37	$11.14	$11.11
End of period	$11.07	$11.34	$11.60	$11.62	$11.37	$11.14
Accumulation units outstanding at the end of period	9,332	817	13,104	14,837	953	993

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.62	$13.73	$21.10	$20.04	$16.98	$15.92
End of period	$18.45	$16.62	$13.73	$21.10	$20.04	$16.98
Accumulation units outstanding at the end of period	787	1,254	1,604	860	928	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$22.63	$16.15	$28.94	$26.93	$24.26	$22.96
End of period	$25.79	$22.63	$16.15	$28.94	$26.93	$24.26
Accumulation units outstanding at the end of period	385	805	4,381	930	963	449

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$33.56	$23.41	$40.40	$35.31	$33.87	$29.20
End of period	$41.90	$33.56	$23.41	$40.40	$35.31	$33.87
Accumulation units outstanding at the end of period	129	616	1,546	565	566	324

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.02	$9.50	N/A	N/A	N/A	N/A
End of period	$10.07	$10.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	132	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.73	$8.77	$15.08	$15.32	$13.07	$12.39
End of period	$13.27	$11.73	$8.77	$15.08	$15.32	$13.07
Accumulation units outstanding at the end of period	500	1,102	1,066	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division315

Accumulation unit value:
Beginning of period	$12.54	$12.01	N/A	N/A	N/A	N/A
End of period	$13.89	$12.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,321	3,634	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division327

Accumulation unit value:
Beginning of period	$13.04	$13.00	N/A	N/A	N/A	N/A
End of period	$14.61	$13.04	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,639	16,789	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division294

Accumulation unit value:
Beginning of period	$13.37	$11.14	N/A	N/A	N/A	N/A
End of period	$15.05	$13.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59,444	18,622	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division309

Accumulation unit value:
Beginning of period	$13.76	$13.46	N/A	N/A	N/A	N/A
End of period	$15.62	$13.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	64,247	35,548	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division343
Accumulation unit value:
Beginning of period	$8.74	N/A	N/A	N/A	N/A	N/A
End of period	$10.25	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,255	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division349

Accumulation unit value:
Beginning of period	$9.86	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,865	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division350
Accumulation unit value:
Beginning of period	$8.96	N/A	N/A	N/A	N/A	N/A
End of period	$11.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,096	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division335

Accumulation unit value:
Beginning of period	$9.60	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,570	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division352

Accumulation unit value:
Beginning of period	$9.99	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,628	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division345

Accumulation unit value:
Beginning of period	$9.29	N/A	N/A	N/A	N/A	N/A
End of period	$11.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,824	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.57	$6.51	$13.63	$10.20	N/A	N/A
End of period	$11.01	$9.57	$6.51	$13.63	N/A	N/A
Accumulation units outstanding at the end of period	132,670	121,695	106,588	95,437	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division359

Accumulation unit value:
Beginning of period	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,211	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$10.33	$8.61	$12.25	$11.58	$10.67	$9.67
End of period	$11.03	$10.33	$8.61	$12.25	$11.58	$10.67
Accumulation units outstanding at the end of period	99,356	79,011	77,137	14,714	7,761	4,868

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$21.81	$16.10	$28.58	$24.18	$21.78	$19.40
End of period	$23.89	$21.81	$16.10	$28.58	$24.18	$21.78
Accumulation units outstanding at the end of period	13,016	12,330	14,258	14,963	1,470	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$21.22	$16.06	$27.73	$25.80	$25.17	$24.04
End of period	$23.42	$21.22	$16.06	$27.73	$25.80	$25.17
Accumulation units outstanding at the end of period	22,532	31,170	30,814	3,460	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$14.02	$10.69	$17.90	$18.17	$16.50	$16.07
End of period	$15.36	$14.02	$10.69	$17.90	$18.17	$16.50
Accumulation units outstanding at the end of period	1,930	6,096	9,375	3,662	3,407	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$19.33	$14.56	$24.08	$21.93	$18.63	$17.62
End of period	$25.68	$19.33	$14.56	$24.08	$21.93	$18.63
Accumulation units outstanding at the end of period	33,919	18,313	10,216	4,645	1,175	439

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.89	$6.19	$9.89	$9.97	N/A	N/A
End of period	$8.54	$7.89	$6.19	$9.89	N/A	N/A
Accumulation units outstanding at the end of period	324,336	329,762	497,276	442,826	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.36	$5.74	$9.87	$9.91	N/A	N/A
End of period	$7.72	$7.36	$5.74	$9.87	N/A	N/A
Accumulation units outstanding at the end of period	65,399	73,663	28,296	12,297	N/A	N/A

JNL/Franklin Templeton Income Division58

Accumulation unit value:
Beginning of period	$9.69	$7.44	$10.81	$10.83	$9.85	N/A
End of period	$10.68	$9.69	$7.44	$10.81	$10.83	N/A
Accumulation units outstanding at the end of period	175,058	193,605	162,745	155,169	26,290	N/A

JNL/Franklin Templeton International
Small Cap Growth Division210
Accumulation unit value:
Beginning of period	$6.65	$4.45	$9.85	$10.08	N/A	N/A
End of period	$7.86	$6.65	$4.45	$9.85	N/A	N/A
Accumulation units outstanding at the end of period	59,674	57,351	31,226	1,165	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.42	$5.98	$9.83	$10.00	N/A	N/A
End of period	$8.11	$7.42	$5.98	$9.83	N/A	N/A
Accumulation units outstanding at the end of period	75,998	65,471	45,935	25,332	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.90	$7.56	$11.54	$12.55	$10.88	$10.69
End of period	$12.30	$9.90	$7.56	$11.54	$12.55	$10.88
Accumulation units outstanding at the end of period	31,032	27,714	29,591	9,621	1,921	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$19.67	$17.58	$18.93	$18.06	$17.60	$17.45
End of period	$20.74	$19.67	$17.58	$18.93	$18.06	$17.60
Accumulation units outstanding at the end of period	66,958	53,497	36,888	40,613	35,780	12,470

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.60	$11.40	N/A	N/A	N/A	N/A
End of period	$13.19	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,256	18,369	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.44	$8.03	$12.83	$12.74	$11.24	$10.76
End of period	$12.73	$10.44	$8.03	$12.83	$12.74	$11.24
Accumulation units outstanding at the end of period	39,645	33,179	25,945	31,934	9,770	738

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.94	$6.49	$10.64	$10.68	N/A	N/A
End of period	$8.46	$7.94	$6.49	$10.64	N/A	N/A
Accumulation units outstanding at the end of period	38,249	31,878	21,042	10,782	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.50	$8.09	$12.84	$15.42	$11.54	$11.13
End of period	$12.06	$10.50	$8.09	$12.84	$15.42	$11.54
Accumulation units outstanding at the end of period	45,335	44,440	49,499	32,177	12,022	263

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.78	$10.27	$17.75	$16.50	$13.74	$12.37
End of period	$15.17	$13.78	$10.27	$17.75	$16.50	$13.74
Accumulation units outstanding at the end of period	16,697	12,036	10,554	7,000	1,860	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$10.26	$8.43	$13.80	$12.17	$11.51	$10.69
End of period	$11.80	$10.26	$8.43	$13.80	$12.17	$11.51
Accumulation units outstanding at the end of period	35,178	29,748	12,503	8,306	3,651	2,139

JNL/Invesco Small Cap Growth Division1

Accumulation unit value:
Beginning of period	$11.85	$8.97	$15.20	$13.93	$12.42	$11.13
End of period	$14.65	$11.85	$8.97	$15.20	$13.93	$12.42
Accumulation units outstanding at the end of period	14,087	14,286	8,669	7,045	2,916	2,491

JNL/Ivy Asset Strategy Division324

Accumulation unit value:
Beginning of period	$10.36	$10.57	N/A	N/A	N/A	N/A
End of period	$11.14	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	139,126	26,750	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.45	$8.97	$16.50	$15.04	$11.63	$9.81
End of period	$12.06	$11.45	$8.97	$16.50	$15.04	$11.63
Accumulation units outstanding at the end of period	31,251	38,457	47,193	36,666	13,139	1,781

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$18.18	$12.98	$23.85	$22.55	$20.54	$19.41
End of period	$22.37	$18.18	$12.98	$23.85	$22.55	$20.54
Accumulation units outstanding at the end of period	6,633	10,738	12,401	4,333	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$16.42	$16.16	$15.48	$14.86	$14.69	$14.62
End of period	$17.27	$16.42	$16.16	$15.48	$14.86	$14.69
Accumulation units outstanding at the end of period	109,181	134,178	134,593	67,711	52,795	42,891

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division36

Accumulation unit value:
Beginning of period	$11.53	$6.85	$14.00	$10.84	$9.98	N/A
End of period	$13.77	$11.53	$6.85	$14.00	$10.84	N/A
Accumulation units outstanding at the end of period	85,737	114,950	69,099	73,555	1,301	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$15.41	$11.27	$18.84	$19.74	$17.59	$16.08
End of period	$18.59	$15.41	$11.27	$18.84	$19.74	$17.59
Accumulation units outstanding at the end of period	10,896	12,695	18,122	20,983	5,165	1,020

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.07	$9.43	N/A	N/A	N/A	N/A
End of period	$14.55	$12.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,073	3,156	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division267

Accumulation unit value:
Beginning of period	$11.20	$8.32	$7.79	N/A	N/A	N/A
End of period	$12.42	$11.20	$8.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,138	1,792	818	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division167
Accumulation unit value:
Beginning of period	$7.46	$6.11	$9.78	$10.08	N/A	N/A
End of period	$8.51	$7.46	$6.11	$9.78	N/A	N/A
Accumulation units outstanding at the end of period	137,084	156,593	153,710	97,423	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.98	$7.32	$11.54	$12.12	$11.03	$11.07
End of period	$13.21	$10.98	$7.32	$11.54	$12.12	$11.03
Accumulation units outstanding at the end of period	39,150	30,127	24,649	54,512	24,061	10,528

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.13	$11.71	$11.52	$11.05	$10.88	$10.88
End of period	$12.58	$12.13	$11.71	$11.52	$11.05	$10.88
Accumulation units outstanding at the end of period	105,170	100,451	65,445	62,140	33,010	11,299

JNL/MCM Communications Sector Division1

Accumulation unit value:
Beginning of period	$4.32	$3.51	$5.94	$5.81	$4.36	$4.12
End of period	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36
Accumulation units outstanding at the end of period	14,176	12,025	58,262	18,971	14,734	435

JNL/MCM Consumer Brands Sector Division1

Accumulation unit value:
Beginning of period	$8.87	$6.80	$10.11	$11.20	$10.07	$10.06
End of period	$10.67	$8.87	$6.80	$10.11	$11.20	$10.07
Accumulation units outstanding at the end of period	16,156	9,115	36,294	2,888	763	810

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.48	$5.71	$10.79	$10.91	$8.59	$9.13
End of period	$7.91	$6.48	$5.71	$10.79	$10.91	$8.59
Accumulation units outstanding at the end of period	53,506	71,193	79,785	100,717	64,770	11,322

JNL/MCM Dow Dividend Division10

Accumulation unit value:
Beginning of period	$6.06	$5.14	$10.37	$11.76	$10.04	N/A
End of period	$6.65	$6.06	$5.14	$10.37	$11.76	N/A
Accumulation units outstanding at the end of period	90,474	93,956	109,465	157,041	68,727	N/A

JNL/MCM European 30 Division266

Accumulation unit value:
Beginning of period	$11.86	$8.58	$9.24	N/A	N/A	N/A
End of period	$11.87	$11.86	$8.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	477	-	1,529	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.45	$5.55	$11.48	$14.19	$12.20	$11.52
End of period	$7.18	$6.45	$5.55	$11.48	$14.19	$12.20
Accumulation units outstanding at the end of period	53,394	39,320	58,450	11,457	4,954	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.92	$9.28	$18.40	$16.90	$12.31	$10.91
End of period	$13.39	$11.92	$9.28	$18.40	$16.90	$12.31
Accumulation units outstanding at the end of period	52,856	55,865	56,320	123,693	46,585	12,376

JNL/MCM Global Alpha Division314

Accumulation unit value:
Beginning of period	$9.83	$10.00	N/A	N/A	N/A	N/A
End of period	$10.21	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,083	122	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.76	$9.08	$12.07	$11.45	$11.00	$10.36
End of period	$10.95	$10.76	$9.08	$12.07	$11.45	$11.00
Accumulation units outstanding at the end of period	27,251	25,792	35,342	26,636	17,061	271

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.31	$6.78	$9.23	N/A	N/A	N/A
End of period	$9.43	$8.31	$6.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,018	9,377	23,269	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.96	$11.02	$19.71	$18.23	$14.81	$13.01
End of period	$14.61	$13.96	$11.02	$19.71	$18.23	$14.81
Accumulation units outstanding at the end of period	39,551	38,932	42,953	64,392	33,060	17,623

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.36	$7.69	$13.66	$13.75	$11.81	$10.56
End of period	$10.73	$9.36	$7.69	$13.66	$13.75	$11.81
Accumulation units outstanding at the end of period	477,053	630,081	769,428	983,203	418,362	91,427

JNL/MCM JNL Optimized 5 Division41

Accumulation unit value:
Beginning of period	$8.48	$6.28	$11.89	$10.69	$9.42	N/A
End of period	$9.44	$8.48	$6.28	$11.89	$10.69	N/A
Accumulation units outstanding at the end of period	75,243	81,330	96,590	84,329	17,372	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.46	$7.20	$12.56	$10.77	$10.49	$10.41
End of period	$10.86	$9.46	$7.20	$12.56	$10.77	$10.49
Accumulation units outstanding at the end of period	11,421	23,690	16,312	36,382	13,317	10,619

JNL/MCM NYSE International 25 Division172

Accumulation unit value:
Beginning of period	$8.13	$6.10	$11.52	$10.33	N/A	N/A
End of period	$8.15	$8.13	$6.10	$11.52	N/A	N/A
Accumulation units outstanding at the end of period	13,049	10,917	20,503	15,003	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$25.35	$21.55	$35.39	$26.71	$22.56	$16.33
End of period	$29.58	$25.35	$21.55	$35.39	$26.71	$22.56
Accumulation units outstanding at the end of period	39,502	32,367	39,469	52,174	15,230	1,181

JNL/MCM Pacific Rim 30 Division266

Accumulation unit value:
Beginning of period	$11.62	$9.55	$9.48	N/A	N/A	N/A
End of period	$12.85	$11.62	$9.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,350	1,729	1,491	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.92	$6.75	$13.69	$13.30	$12.97	$9.36
End of period	$8.65	$7.92	$6.75	$13.69	$13.30	$12.97
Accumulation units outstanding at the end of period	39,627	35,349	45,236	63,333	24,343	20,725

JNL/MCM S&P 24 Division77

Accumulation unit value:
Beginning of period	$8.22	$7.06	$10.71	$10.16	$9.60	N/A
End of period	$9.38	$8.22	$7.06	$10.71	$10.16	N/A
Accumulation units outstanding at the end of period	14,396	7,679	15,403	5,033	2,008	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.96	$9.58	$15.67	$14.88	$13.85	$12.14
End of period	$15.97	$12.96	$9.58	$15.67	$14.88	$13.85
Accumulation units outstanding at the end of period	50,020	41,383	54,274	63,993	32,205	19,873

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.22	$7.47	$12.22	$11.89	$10.55	$10.13
End of period	$10.33	$9.22	$7.47	$12.22	$11.89	$10.55
Accumulation units outstanding at the end of period	115,893	137,646	193,571	106,767	68,553	26,823

JNL/MCM S&P SMid 60 Division175

Accumulation unit value:
Beginning of period	$9.53	$6.02	$8.81	$10.33	N/A	N/A
End of period	$11.28	$9.53	$6.02	$8.81	N/A	N/A
Accumulation units outstanding at the end of period	39,302	21,944	33,688	2,908	N/A	N/A
JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.81	$10.52	$17.91	$20.41	$19.03	$16.42
End of period	$12.20	$10.81	$10.52	$17.91	$20.41	$19.03
Accumulation units outstanding at the end of period	10,895	19,013	20,152	28,234	18,003	3,208

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.60	$9.30	$14.58	$15.20	$13.21	$12.26
End of period	$14.36	$11.60	$9.30	$14.58	$15.20	$13.21
Accumulation units outstanding at the end of period	40,383	62,647	37,469	50,058	22,192	13,113

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.95	$3.71	$6.69	$5.96	$5.56	$5.34
End of period	$6.53	$5.95	$3.71	$6.69	$5.96	$5.56
Accumulation units outstanding at the end of period	86,379	82,931	27,783	22,391	4,294	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.16	$9.04	$17.56	$15.00	$15.52	$11.21
End of period	$12.19	$10.16	$9.04	$17.56	$15.00	$15.52
Accumulation units outstanding at the end of period	50,439	72,023	95,293	114,367	120,858	58,182

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.66	$7.95	$14.19	$13.08	$11.90	$10.79
End of period	$10.91	$9.66	$7.95	$14.19	$13.08	$11.90
Accumulation units outstanding at the end of period	35,046	48,771	73,049	110,103	34,184	6,773

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.66	$8.53	$14.73	$14.14	$12.34	$10.69
End of period	$13.18	$11.66	$8.53	$14.73	$14.14	$12.34
Accumulation units outstanding at the end of period	42,803	41,098	35,376	34,851	16,883	76

JNL/PAM Asia ex-Japan Division236

Accumulation unit value:
Beginning of period	$7.95	$4.79	$8.90	N/A	N/A	N/A
End of period	$9.30	$7.95	$4.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,453	41,094	8,163	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division244

Accumulation unit value:
Beginning of period	$7.39	$4.14	$8.09	N/A	N/A	N/A
End of period	$8.47	$7.39	$4.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66,425	131,452	20,672	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.78	$10.26	$10.88	$10.27	N/A	N/A
End of period	$12.44	$11.78	$10.26	$10.88	N/A	N/A
Accumulation units outstanding at the end of period	130,035	206,642	120,096	74,359	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.03	$14.17	$14.40	$13.58	$13.40	$13.34
End of period	$16.89	$16.03	$14.17	$14.40	$13.58	$13.40
Accumulation units outstanding at the end of period	364,061	366,374	229,167	96,956	22,005	9,306

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.73	$8.88	$13.09	$13.51	$12.47	$12.48
End of period	$14.42	$12.73	$8.88	$13.09	$13.51	$12.47
Accumulation units outstanding at the end of period	119,381	91,203	34,353	42,752	22,628	2,400

JNL/PPM America Mid Cap Value Division243

Accumulation unit value:
Beginning of period	$8.11	$5.61	$10.35	N/A	N/A	N/A
End of period	$10.29	$8.11	$5.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,423	4,931	345	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division256

Accumulation unit value:
Beginning of period	$8.16	$6.22	$9.23	N/A	N/A	N/A
End of period	$10.21	$8.16	$6.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,497	898	8,966	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.37	$10.14	$19.61	$21.21	$19.15	$18.44
End of period	$16.53	$14.37	$10.14	$19.61	$21.21	$19.15
Accumulation units outstanding at the end of period	1,423	2,573	374	1,968	2,673	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.13	$6.03	N/A	N/A	N/A	N/A
End of period	$10.07	$8.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,734	13,345	N/A	N/A	N/A	N/A

JNL/S&P 4 Division213

Accumulation unit value:
Beginning of period	$9.23	$6.64	$9.91	$9.87	N/A	N/A
End of period	$10.29	$9.23	$6.64	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	87,131	69,727	46,272	30	N/A	N/A

JNL/S&P Competitive Advantage Division210

Accumulation unit value:
Beginning of period	$9.69	$6.85	$9.91	$10.22	N/A	N/A
End of period	$10.69	$9.69	$6.85	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	12,662	17,299	6,830	3,714	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.64	$6.22	$10.44	$9.82	N/A	N/A
End of period	$8.44	$7.64	$6.22	$10.44	N/A	N/A
Accumulation units outstanding at the end of period	14,089	11,194	13,877	13,684	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.77	$7.55	$10.49	$9.89	N/A	N/A
End of period	$9.55	$8.77	$7.55	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	99,601	128,623	101,024	66,883	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.04	$6.69	$10.46	$9.97	N/A	N/A
End of period	$8.93	$8.04	$6.69	$10.46	N/A	N/A
Accumulation units outstanding at the end of period	92,450	100,545	68,354	19,940	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.57	$7.08	$9.05	N/A	N/A	N/A
End of period	$9.93	$8.57	$7.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,004	8,793	5,588	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division210

Accumulation unit value:
Beginning of period	$9.58	$6.23	$9.91	$10.28	N/A	N/A
End of period	$10.74	$9.58	$6.23	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	12,841	7,625	6,931	5,950	N/A	N/A

JNL/S&P Managed Aggressive Growth Division1

Accumulation unit value:
Beginning of period	$11.96	$9.31	$15.63	$14.61	$12.90	$11.84
End of period	$13.72	$11.96	$9.31	$15.63	$14.61	$12.90
Accumulation units outstanding at the end of period	36,532	56,842	38,536	23,368	12,986	9,228

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.83	$9.73	$11.52	$11.06	$10.47	$10.22
End of period	$11.53	$10.83	$9.73	$11.52	$11.06	$10.47
Accumulation units outstanding at the end of period	340,039	331,408	387,354	303,340	80,968	18,284

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.32	$9.82	$15.50	$14.55	$13.01	$12.08
End of period	$14.01	$12.32	$9.82	$15.50	$14.55	$13.01
Accumulation units outstanding at the end of period	125,266	87,938	78,139	63,879	57,385	13,747

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.05	$9.50	$12.32	$11.67	$10.79	$10.34
End of period	$12.05	$11.05	$9.50	$12.32	$11.67	$10.79
Accumulation units outstanding at the end of period	384,839	436,857	432,066	337,171	129,371	49,321

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.65	$10.46	$14.72	$13.83	$12.58	$11.85
End of period	$14.03	$12.65	$10.46	$14.72	$13.83	$12.58
Accumulation units outstanding at the end of period	383,751	327,989	183,369	177,714	74,009	47,919

JNL/S&P Total Yield Division210

Accumulation unit value:
Beginning of period	$8.88	$6.34	$10.06	$10.51	N/A	N/A
End of period	$9.57	$8.88	$6.34	$10.06	N/A	N/A
Accumulation units outstanding at the end of period	10,192	8,629	36,566	3,353	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$23.85	$20.34	$26.18	$24.86	$22.33	$21.33
End of period	$25.90	$23.85	$20.34	$26.18	$24.86	$22.33
Accumulation units outstanding at the end of period	102,124	52,787	40,884	41,024	8,204	2,643

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.95	$12.17	$12.16	$11.85	$11.57	$11.50
End of period	$11.70	$11.95	$12.17	$12.16	$11.85	$11.57
Accumulation units outstanding at the end of period	482,149	713,052	1,130,170	420,296	63,985	86,655

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$17.06	$14.04	$21.50	$20.35	$17.18	$15.90
End of period	$19.00	$17.06	$14.04	$21.50	$20.35	$17.18
Accumulation units outstanding at the end of period	33,092	30,349	24,380	26,913	4,080	993

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$23.83	$16.95	$30.27	$28.06	$25.19	$23.79
End of period	$27.26	$23.83	$16.95	$30.27	$28.06	$25.19
Accumulation units outstanding at the end of period	37,921	34,906	19,691	12,755	5,621	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$35.35	$24.57	$42.26	$36.80	$35.17	$30.22
End of period	$44.29	$35.35	$24.57	$42.26	$36.80	$35.17
Accumulation units outstanding at the end of period	28,569	25,148	20,703	15,153	3,370	562

JNL/T.Rowe Price Short-Term Bond Division49

Accumulation unit value:
Beginning of period	$10.15	$9.62	$10.44	$10.17	$10.01	N/A
End of period	$10.23	$10.15	$9.62	$10.44	$10.17	N/A
Accumulation units outstanding at the end of period	175,355	179,792	78,541	40,094	6,966	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$12.14	$9.04	$15.50	$15.69	$13.34	$12.53
End of period	$13.79	$12.14	$9.04	$15.50	$15.69	$13.34
Accumulation units outstanding at the end of period	43,580	57,958	41,166	23,977	4,210	1,268

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$9.93	$8.31	$11.88	$11.27	$10.43	$9.60
End of period	$10.56	$9.93	$8.31	$11.88	$11.27	$10.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$20.55	$15.24	$27.15	$23.07	$20.86	$20.33
End of period	$22.42	$20.55	$15.24	$27.15	$23.07	$20.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$19.99	$15.20	$26.35	$24.61	$24.11	$23.12
End of period	$21.98	$19.99	$15.20	$26.35	$24.61	$24.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.29	$10.18	$17.11	$17.43	$15.90	$15.54
End of period	$14.50	$13.29	$10.18	$17.11	$17.43	$15.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$18.31	$13.85	$23.00	$21.03	$17.95	$17.21
End of period	$24.24	$18.31	$13.85	$23.00	$21.03	$17.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.80	$6.14	$9.86	$9.97	N/A	N/A
End of period	$8.40	$7.80	$6.14	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	-	668	1,919	2,144	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division63

Accumulation unit value:
Beginning of period	$9.55	$7.36	$10.73	$10.80	$9.98	N/A
End of period	$10.48	$9.55	$7.36	$10.73	$10.80	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.71	$7.45	$11.42	$12.47	$10.85	$10.54
End of period	$12.02	$9.71	$7.45	$11.42	$12.47	$10.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$18.54	$16.64	$17.98	$17.22	$16.86	$16.82
End of period	$19.47	$18.54	$16.64	$17.98	$17.22	$16.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-
JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.25	$7.92	$12.69	$12.66	$11.21	$10.45
End of period	$12.44	$10.25	$7.92	$12.69	$12.66	$11.21
Accumulation units outstanding at the end of period	85	-	-	-	-	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.31	$7.97	$12.70	$15.32	$11.51	$10.43
End of period	$11.78	$10.31	$7.97	$12.70	$15.32	$11.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$12.98	$9.71	$16.85	$15.73	$13.15	$11.89
End of period	$14.23	$12.98	$9.71	$16.85	$15.73	$13.15
Accumulation units outstanding at the end of period	70	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$9.93	$8.19	$13.46	$11.92	$11.32	$10.68
End of period	$11.37	$9.93	$8.19	$13.46	$11.92	$11.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.47	$8.72	$14.82	$13.64	$12.21	$11.17
End of period	$14.12	$11.47	$8.72	$14.82	$13.64	$12.21
Accumulation units outstanding at the end of period	76	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.54	N/A	N/A	N/A	N/A	N/A
End of period	$11.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	90	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$10.91	$8.59	$15.86	$14.52	$11.27	$9.55
End of period	$11.45	$10.91	$8.59	$15.86	$14.52	$11.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$17.13	$12.28	$22.66	$21.51	$19.67	$18.66
End of period	$21.00	$17.13	$12.28	$22.66	$21.51	$19.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$15.47	$15.29	$14.71	$14.17	$14.07	$14.15
End of period	$16.21	$15.47	$15.29	$14.71	$14.17	$14.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division110

Accumulation unit value:
Beginning of period	$11.36	$6.78	$13.91	$10.81	$10.74	N/A
End of period	$13.51	$11.36	$6.78	$13.91	$10.81	N/A
Accumulation units outstanding at the end of period	72	-	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.69	$10.78	$18.10	$19.05	$17.04	$15.69
End of period	$17.64	$14.69	$10.78	$18.10	$19.05	$17.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division2

Accumulation unit value:
Beginning of period	$10.52	$7.05	$11.15	$11.76	$10.74	$10.94
End of period	$12.61	$10.52	$7.05	$11.15	$11.76	$10.74
Accumulation units outstanding at the end of period	628	808	978	1,027	1,023	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.74	$11.38	$11.25	$10.83	$10.71	$10.79
End of period	$12.13	$11.74	$11.38	$11.25	$10.83	$10.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.14	$3.38	$5.74	$5.64	$4.25	$4.23
End of period	$4.95	$4.14	$3.38	$5.74	$5.64	$4.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$8.50	$6.55	$9.76	$10.86	$9.81	$10.18
End of period	$10.19	$8.50	$6.55	$9.76	$10.86	$9.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$6.21	$5.49	$10.43	$10.58	$8.37	$8.84
End of period	$7.55	$6.21	$5.49	$10.43	$10.58	$8.37
Accumulation units outstanding at the end of period	1,065	1,075	1,037	1,149	1,307	-

JNL/MCM Dow Dividend Division10

Accumulation unit value:
Beginning of period	$5.96	$5.08	$10.29	$11.71	$10.04	N/A
End of period	$6.52	$5.96	$5.08	$10.29	$11.71	N/A
Accumulation units outstanding at the end of period	195	382	1,096	1,224	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division1

Accumulation unit value:
Beginning of period	$6.19	$5.35	$11.10	$13.76	$11.88	$11.23
End of period	$6.85	$6.19	$5.35	$11.10	$13.76	$11.88
Accumulation units outstanding at the end of period	-	-	2,365	1,844	1,772	1,827

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.42	$8.93	$17.78	$16.40	$11.99	$10.67
End of period	$12.78	$11.42	$8.93	$17.78	$16.40	$11.99
Accumulation units outstanding at the end of period	5,922	6,351	7,285	7,469	5,614	10,949

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.31	$8.74	$11.66	$11.11	$10.71	$10.13
End of period	$10.45	$10.31	$8.74	$11.66	$11.11	$10.71
Accumulation units outstanding at the end of period	-	-	1,072	1,083	1,062	944

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.52	$10.72	$19.24	$17.86	$14.58	$12.86
End of period	$14.09	$13.52	$10.72	$19.24	$17.86	$14.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.16	$7.56	$13.48	$13.62	$11.75	$10.55
End of period	$10.47	$9.16	$7.56	$13.48	$13.62	$11.75
Accumulation units outstanding at the end of period	-	655	1,881	2,101	13,386	5,970

JNL/MCM JNL Optimized 5 Division107

Accumulation unit value:
Beginning of period	$8.35	$6.22	$11.81	$10.66	$10.74	N/A
End of period	$9.26	$8.35	$6.22	$11.81	$10.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division2

Accumulation unit value:
Beginning of period	$9.26	$7.07	$12.40	$10.67	$10.44	$10.52
End of period	$10.59	$9.26	$7.07	$12.40	$10.67	$10.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$24.30	$20.74	$34.20	$25.91	$21.98	$16.64
End of period	$28.24	$24.30	$20.74	$34.20	$25.91	$21.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division2

Accumulation unit value:
Beginning of period	$7.59	$6.50	$13.22	$12.90	$12.63	$9.47
End of period	$8.26	$7.59	$6.50	$13.22	$12.90	$12.63
Accumulation units outstanding at the end of period	883	846	826	958	868	-

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.54	$9.31	$15.29	$14.59	$13.63	$12.14
End of period	$15.40	$12.54	$9.31	$15.29	$14.59	$13.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.92	$7.26	$11.93	$11.66	$10.38	$10.05
End of period	$9.96	$8.92	$7.26	$11.93	$11.66	$10.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division2

Accumulation unit value:
Beginning of period	$10.36	$10.12	$17.30	$19.80	$18.54	$16.39
End of period	$11.65	$10.36	$10.12	$17.30	$19.80	$18.54
Accumulation units outstanding at the end of period	636	570	634	623	602	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.23	$9.04	$14.23	$14.90	$13.00	$12.25
End of period	$13.85	$11.23	$9.04	$14.23	$14.90	$13.00
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division1

Accumulation unit value:
Beginning of period	$5.70	$3.57	$6.46	$5.78	$5.42	$5.22
End of period	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42
Accumulation units outstanding at the end of period	-	-	5,586	6,317	6,239	5,760

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.94	$8.89	$17.33	$14.86	$15.44	$11.20
End of period	$11.88	$9.94	$8.89	$17.33	$14.86	$15.44
Accumulation units outstanding at the end of period	25,572	26,716	26,716	26,716	28,764	23,254

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.46	$7.82	$14.00	$12.96	$11.84	$10.82
End of period	$10.64	$9.46	$7.82	$14.00	$12.96	$11.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.25	$8.27	$14.33	$13.82	$12.11	$10.53
End of period	$12.67	$11.25	$8.27	$14.33	$13.82	$12.11
Accumulation units outstanding at the end of period	-	-	1,674	1,741	1,742	1,882

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$15.28	$13.56	$13.84	$13.11	$12.98	$13.01
End of period	$16.04	$15.28	$13.56	$13.84	$13.11	$12.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$12.13	$8.50	$12.57	$13.03	$12.08	$12.09
End of period	$13.69	$12.13	$8.50	$12.57	$13.03	$12.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$13.54	$9.60	$18.63	$20.23	$18.34	$17.73
End of period	$15.52	$13.54	$9.60	$18.63	$20.23	$18.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005
JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.40	$8.92	$15.02	$14.10	$12.51	$11.58
End of period	$13.03	$11.40	$8.92	$15.02	$14.10	$12.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.60	$9.57	$11.37	$10.96	$10.42	$10.25
End of period	$11.24	$10.60	$9.57	$11.37	$10.96	$10.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.74	$9.40	$14.90	$14.05	$12.61	$11.81
End of period	$13.31	$11.74	$9.40	$14.90	$14.05	$12.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$10.81	$9.34	$12.16	$11.56	$10.74	$10.38
End of period	$11.75	$10.81	$9.34	$12.16	$11.56	$10.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.06	$10.01	$14.15	$13.35	$12.20	$11.53
End of period	$13.32	$12.06	$10.01	$14.15	$13.35	$12.20
Accumulation units outstanding at the end of period	-	-	-	-	11,964	19,871

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$22.48	$19.24	$24.88	$23.72	$21.39	$20.57
End of period	$24.31	$22.48	$19.24	$24.88	$23.72	$21.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$11.26	$11.52	$11.55	$11.30	$11.08	$11.05
End of period	$10.99	$11.26	$11.52	$11.55	$11.30	$11.08
Accumulation units outstanding at the end of period	500	-	-	-	-	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.56	$13.69	$21.05	$20.00	$16.95	$15.90
End of period	$18.37	$16.56	$13.69	$21.05	$20.00	$16.95
Accumulation units outstanding at the end of period	64	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.46	$16.04	$28.76	$26.77	$24.13	$22.87
End of period	$25.59	$22.46	$16.04	$28.76	$26.77	$24.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$33.32	$23.25	$40.15	$35.11	$33.69	$29.35
End of period	$41.57	$33.32	$23.25	$40.15	$35.11	$33.69
Accumulation units outstanding at the end of period	26	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.67	$8.73	$15.02	$15.27	$13.04	$12.36
End of period	$13.20	$11.67	$8.73	$15.02	$15.27	$13.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.44	$6.46	$13.61	N/A	N/A	N/A
End of period	$10.81	$9.44	$6.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	508	1,194	877	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division362

Accumulation unit value:
Beginning of period	$10.04	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	813	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$9.88	$8.27	$11.83	$11.24	$10.40	$9.58
End of period	$10.51	$9.88	$8.27	$11.83	$11.24	$10.40
Accumulation units outstanding at the end of period	-	341	537	-	-	-

JNL/Capital Guardian Global Diversified
Research Division26
Accumulation unit value:
Beginning of period	$20.41	$15.14	$26.98	$22.94	$22.62	N/A
End of period	$22.25	$20.41	$15.14	$26.98	$22.94	N/A
Accumulation units outstanding at the end of period	40	-	-	-	-	N/A

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$19.85	$15.10	$26.18	$24.46	$23.98	$23.01
End of period	$21.81	$19.85	$15.10	$26.18	$24.46	$23.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.20	$10.11	$17.00	$17.34	$15.82	$15.47
End of period	$14.40	$13.20	$10.11	$17.00	$17.34	$15.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$18.19	$13.77	$22.87	$20.92	$17.86	$16.97
End of period	$24.07	$18.19	$13.77	$22.87	$20.92	$17.86
Accumulation units outstanding at the end of period	244	-	640	1,120	1,170	542

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.79	$6.14	$9.85	$10.17	N/A	N/A
End of period	$8.39	$7.79	$6.14	$9.85	N/A	N/A
Accumulation units outstanding at the end of period	5,549	5,582	11,399	2,375	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.26	$5.69	$9.83	$9.95	N/A	N/A
End of period	$7.58	$7.26	$5.69	$9.83	N/A	N/A
Accumulation units outstanding at the end of period	1,012	1,354	802	1,234	N/A	N/A

JNL/Franklin Templeton Income Division31

Accumulation unit value:
Beginning of period	$9.53	$7.35	$10.72	$10.80	$10.00	N/A
End of period	$10.46	$9.53	$7.35	$10.72	$10.80	N/A
Accumulation units outstanding at the end of period	6,968	1,797	92	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.32	$5.93	$9.78	$10.09	N/A	N/A
End of period	$7.96	$7.32	$5.93	$9.78	N/A	N/A
Accumulation units outstanding at the end of period	1,047	1,378	3,296	1,831	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.69	$7.44	$11.40	$12.46	$10.85	$10.49
End of period	$11.99	$9.69	$7.44	$11.40	$12.46	$10.85
Accumulation units outstanding at the end of period	750	143	-	-	718	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$18.40	$16.53	$17.87	$17.12	$16.77	$16.70
End of period	$19.32	$18.40	$16.53	$17.87	$17.12	$16.77
Accumulation units outstanding at the end of period	1,785	1,405	2,450	3,303	3,214	5,108

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.65	N/A	N/A	N/A	N/A	N/A
End of period	$13.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	104	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.22	$7.90	$12.68	$12.65	$11.20	$10.46
End of period	$12.40	$10.22	$7.90	$12.68	$12.65	$11.20
Accumulation units outstanding at the end of period	1,318	2,077	2,408	4,984	794	448

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.84	$6.61	N/A	N/A	N/A	N/A
End of period	$8.31	$7.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	158	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.28	$7.96	$12.69	$15.31	$11.51	$10.44
End of period	$11.75	$10.28	$7.96	$12.69	$15.31	$11.51
Accumulation units outstanding at the end of period	457	464	639	1,069	1,648	103

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$12.90	$9.65	$16.76	$15.65	$13.09	$11.84
End of period	$14.13	$12.90	$9.65	$16.76	$15.65	$13.09
Accumulation units outstanding at the end of period	538	-	-	157	168	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$9.89	$8.16	$13.42	$11.89	$11.30	$10.54
End of period	$11.32	$9.89	$8.16	$13.42	$11.89	$11.30
Accumulation units outstanding at the end of period	-	-	870	2,633	2,776	2,232

JNL/Invesco Small Cap Growth Division1

Accumulation unit value:
Beginning of period	$11.42	$8.69	$14.78	$13.60	$12.18	$10.97
End of period	$14.06	$11.42	$8.69	$14.78	$13.60	$12.18
Accumulation units outstanding at the end of period	402	-	314	334	351	194

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.54	N/A	N/A	N/A	N/A	N/A
End of period	$11.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,984	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$10.85	$8.54	$15.78	$14.45	$11.23	$9.51
End of period	$11.38	$10.85	$8.54	$15.78	$14.45	$11.23
Accumulation units outstanding at the end of period	3,062	3,317	5,736	5,275	5,124	2,307

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$17.01	$12.20	$22.51	$21.38	$19.56	$18.30
End of period	$20.83	$17.01	$12.20	$22.51	$21.38	$19.56
Accumulation units outstanding at the end of period	165	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$15.36	$15.19	$14.62	$14.09	$13.99	$13.99
End of period	$16.08	$15.36	$15.19	$14.62	$14.09	$13.99
Accumulation units outstanding at the end of period	-	-	1,583	2,640	2,412	2,277

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division34

Accumulation unit value:
Beginning of period	$11.34	$6.77	$13.89	$10.81	$10.13	N/A
End of period	$13.48	$11.34	$6.77	$13.89	$10.81	N/A
Accumulation units outstanding at the end of period	567	994	2,374	1,137	266	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$14.61	$10.72	$18.01	$18.97	$16.97	$15.59
End of period	$17.53	$14.61	$10.72	$18.01	$18.97	$16.97
Accumulation units outstanding at the end of period	1,413	2,002	808	1,805	1,708	1,543

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.46	$7.01	$11.10	$11.72	$10.70	$10.79
End of period	$12.54	$10.46	$7.01	$11.10	$11.72	$10.70
Accumulation units outstanding at the end of period	314	1,133	1,588	3,697	2,777	5,951

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.69	$11.34	$11.21	$10.80	$10.69	$10.73
End of period	$12.08	$11.69	$11.34	$11.21	$10.80	$10.69
Accumulation units outstanding at the end of period	3,650	861	193	4,134	3,781	4,998

JNL/MCM Communications Sector Division24

Accumulation unit value:
Beginning of period	$4.12	$3.36	$5.71	$5.62	$4.87	N/A
End of period	$4.92	$4.12	$3.36	$5.71	$5.62	N/A
Accumulation units outstanding at the end of period	-	-	-	474	470	N/A
JNL/MCM Consumer Brands Sector Division1

Accumulation unit value:
Beginning of period	$8.46	$6.51	$9.72	$10.82	$9.78	$9.83
End of period	$10.13	$8.46	$6.51	$9.72	$10.82	$9.78
Accumulation units outstanding at the end of period	-	-	-	1,058	1,013	962

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.18	$5.47	$10.38	$10.54	$8.34	$8.90
End of period	$7.51	$6.18	$5.47	$10.38	$10.54	$8.34
Accumulation units outstanding at the end of period	8,210	8,760	10,764	6,566	4,115	8,227

JNL/MCM Dow Dividend Division13

Accumulation unit value:
Beginning of period	$5.95	$5.07	$10.28	$11.71	$9.88	N/A
End of period	$6.50	$5.95	$5.07	$10.28	$11.71	N/A
Accumulation units outstanding at the end of period	-	-	1,566	1,568	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.15	$5.32	$11.05	$13.72	$11.85	$11.23
End of period	$6.81	$6.15	$5.32	$11.05	$13.72	$11.85
Accumulation units outstanding at the end of period	1,996	2,019	1,647	473	382	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.36	$8.89	$17.70	$16.34	$11.95	$10.64
End of period	$12.71	$11.36	$8.89	$17.70	$16.34	$11.95
Accumulation units outstanding at the end of period	2,756	1,908	5,423	8,069	6,318	6,220

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$10.17	N/A	N/A	N/A	N/A	N/A
End of period	$10.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	776	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.26	$8.70	$11.61	$11.07	$10.68	$10.10
End of period	$10.39	$10.26	$8.70	$11.61	$11.07	$10.68
Accumulation units outstanding at the end of period	451	452	837	861	879	221

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.46	$10.68	$19.18	$17.82	$14.55	$12.84
End of period	$14.03	$13.46	$10.68	$19.18	$17.82	$14.55
Accumulation units outstanding at the end of period	121	1,488	1,055	3,772	4,049	4,069

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.13	$7.54	$13.46	$13.61	$11.74	$10.53
End of period	$10.43	$9.13	$7.54	$13.46	$13.61	$11.74
Accumulation units outstanding at the end of period	19,203	18,959	24,151	49,113	39,354	42,810

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.34	$6.21	$11.80	$10.54	N/A	N/A
End of period	$9.24	$8.34	$6.21	$11.80	N/A	N/A
Accumulation units outstanding at the end of period	-	3,541	4,512	4,557	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.23	$7.06	$12.38	$10.66	$10.43	$9.24
End of period	$10.55	$9.23	$7.06	$12.38	$10.66	$10.43
Accumulation units outstanding at the end of period	420	-	240	803	4,877	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$24.17	$20.64	$34.06	$25.82	$21.91	$15.92
End of period	$28.08	$24.17	$20.64	$34.06	$25.82	$21.91
Accumulation units outstanding at the end of period	-	105	724	1,159	1,366	22

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.55	$6.47	$13.17	$12.85	$12.59	$9.13
End of period	$8.21	$7.55	$6.47	$13.17	$12.85	$12.59
Accumulation units outstanding at the end of period	538	484	1,470	3,190	2,830	4,103

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.49	$9.28	$15.25	$14.55	$13.60	$11.97
End of period	$15.33	$12.49	$9.28	$15.25	$14.55	$13.60
Accumulation units outstanding at the end of period	118	1,151	960	2,006	2,066	3,065

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$8.89	$7.23	$11.89	$11.63	$10.36	$10.00
End of period	$9.92	$8.89	$7.23	$11.89	$11.63	$10.36
Accumulation units outstanding at the end of period	173	3,934	3,696	1,356	1,358	2,646

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.30	$10.07	$17.23	$19.73	$18.48	$16.01
End of period	$11.58	$10.30	$10.07	$17.23	$19.73	$18.48
Accumulation units outstanding at the end of period	363	334	1,035	1,533	945	2,759

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.19	$9.01	$14.19	$14.87	$12.97	$12.10
End of period	$13.78	$11.19	$9.01	$14.19	$14.87	$12.97
Accumulation units outstanding at the end of period	1,000	2,242	1,012	1,856	1,811	2,869

JNL/MCM Technology Sector Division1

Accumulation unit value:
Beginning of period	$5.67	$3.55	$6.43	$5.76	$5.40	$5.21
End of period	$6.20	$5.67	$3.55	$6.43	$5.76	$5.40
Accumulation units outstanding at the end of period	2,278	2,281	2,503	3,351	3,440	130

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.92	$8.87	$17.30	$14.85	$15.43	$11.16
End of period	$11.85	$9.92	$8.87	$17.30	$14.85	$15.43
Accumulation units outstanding at the end of period	7,365	5,999	7,212	10,609	8,560	7,468

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$9.43	$7.80	$13.98	$12.94	$11.83	$10.45
End of period	$10.61	$9.43	$7.80	$13.98	$12.94	$11.83
Accumulation units outstanding at the end of period	1,739	299	2,570	5,075	4,189	-

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.21	$8.24	$14.29	$13.78	$12.08	$10.51
End of period	$12.61	$11.21	$8.24	$14.29	$13.78	$12.08
Accumulation units outstanding at the end of period	-	-	1,525	1,926	2,369	1,551

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.32	$4.30	N/A	N/A	N/A	N/A
End of period	$8.35	$7.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,004	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.63	$10.17	$10.83	$10.27	N/A	N/A
End of period	$12.21	$11.63	$10.17	$10.83	N/A	N/A
Accumulation units outstanding at the end of period	2,083	2,546	538	263	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.19	$13.49	$13.77	$13.05	$12.93	$12.93
End of period	$15.93	$15.19	$13.49	$13.77	$13.05	$12.93
Accumulation units outstanding at the end of period	6,186	7,620	1,172	4,225	3,765	2,895

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.06	$8.45	$12.51	$12.97	$12.04	$12.10
End of period	$13.60	$12.06	$8.45	$12.51	$12.97	$12.04
Accumulation units outstanding at the end of period	-	-	842	875	811	795

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$8.30	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	880	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$13.44	$9.53	$18.51	$20.11	$18.25	$17.65
End of period	$15.40	$13.44	$9.53	$18.51	$20.11	$18.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.14	$6.61	$9.15	N/A	N/A	N/A
End of period	$10.15	$9.14	$6.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,009	2,039	1,138	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.49	$7.29	N/A	N/A	N/A	N/A
End of period	$9.79	$8.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	92	1,327	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.49	$8.72	N/A	N/A	N/A	N/A
End of period	$10.59	$9.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	805	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.34	$8.87	$14.95	$14.04	$12.46	$11.54
End of period	$12.95	$11.34	$8.87	$14.95	$14.04	$12.46
Accumulation units outstanding at the end of period	35	-	188	338	-	-

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.57	$9.55	$11.35	$10.95	$10.41	$10.25
End of period	$11.21	$10.57	$9.55	$11.35	$10.95	$10.41
Accumulation units outstanding at the end of period	-	-	6,970	7,582	8,083	8,418

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.68	$9.35	$14.83	$13.99	$12.56	$11.77
End of period	$13.22	$11.68	$9.35	$14.83	$13.99	$12.56
Accumulation units outstanding at the end of period	594	653	36	3,169	3,193	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$10.79	$9.32	$12.14	$11.55	$10.73	$10.41
End of period	$11.71	$10.79	$9.32	$12.14	$11.55	$10.73
Accumulation units outstanding at the end of period	20,900	15,212	19,222	8,385	18,242	18,612

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$11.99	$9.96	$14.09	$13.29	$12.15	$11.49
End of period	$13.24	$11.99	$9.96	$14.09	$13.29	$12.15
Accumulation units outstanding at the end of period	5,662	5,397	5,397	5,397	-	2,101

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$22.31	$19.11	$24.72	$23.58	$21.27	$20.41
End of period	$24.12	$22.31	$19.11	$24.72	$23.58	$21.27
Accumulation units outstanding at the end of period	1,555	124	29	893	906	905

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.18	$11.44	$11.48	$11.24	$11.02	$11.00
End of period	$10.90	$11.18	$11.44	$11.48	$11.24	$11.02
Accumulation units outstanding at the end of period	5,379	4,982	22,111	13,007	3,131	4,619

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$16.50	$13.65	$20.99	$19.96	$16.92	$15.73
End of period	$18.30	$16.50	$13.65	$20.99	$19.96	$16.92
Accumulation units outstanding at the end of period	2,741	84	24	946	981	756

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$22.30	$15.93	$28.58	$26.62	$24.00	$22.74
End of period	$25.39	$22.30	$15.93	$28.58	$26.62	$24.00
Accumulation units outstanding at the end of period	3,184	1,662	1,226	749	764	826

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$33.08	$23.10	$39.90	$34.90	$33.51	$28.92
End of period	$41.25	$33.08	$23.10	$39.90	$34.90	$33.51
Accumulation units outstanding at the end of period	1,020	-	117	713	662	364

JNL/T.Rowe Price Short-Term Bond Division52

Accumulation unit value:
Beginning of period	$9.98	$9.51	$10.37	$10.14	$9.99	N/A
End of period	$10.02	$9.98	$9.51	$10.37	$10.14	N/A
Accumulation units outstanding at the end of period	496	6,902	-	-	-	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$11.62	$8.69	$14.97	$15.22	$13.00	$12.26
End of period	$13.13	$11.62	$8.69	$14.97	$15.22	$13.00
Accumulation units outstanding at the end of period	1,395	1,655	3,668	3,292	3,385	2,507

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$13.90	N/A	N/A	N/A	N/A	N/A
End of period	$15.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,446	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.67	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	965	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division366

Accumulation unit value:
Beginning of period	$9.95	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	990	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$9.84	$8.24	$11.79	$11.21	$10.38	$9.56
End of period	$10.46	$9.84	$8.24	$11.79	$11.21	$10.38
Accumulation units outstanding at the end of period	1,054	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$20.25	$15.03	$26.81	$22.80	$20.64	$20.14
End of period	$22.07	$20.25	$15.03	$26.81	$22.80	$20.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$19.71	$14.99	$26.02	$24.32	$23.85	$22.90
End of period	$21.64	$19.71	$14.99	$26.02	$24.32	$23.85
Accumulation units outstanding at the end of period	278	297	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.12	$10.06	$16.92	$17.26	$15.76	$15.42
End of period	$14.31	$13.12	$10.06	$16.92	$17.26	$15.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$18.07	$13.68	$22.74	$20.82	$17.78	$17.07
End of period	$23.90	$18.07	$13.68	$22.74	$20.82	$17.78
Accumulation units outstanding at the end of period	310	332	-	-	83	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division101

Accumulation unit value:
Beginning of period	$9.51	$7.34	$10.72	$10.79	$10.66	N/A
End of period	$10.44	$9.51	$7.34	$10.72	$10.79	N/A
Accumulation units outstanding at the end of period	558	597	-	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.31	$6.07	N/A	N/A	N/A	N/A
End of period	$7.95	$7.31	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	724	774	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.67	$7.42	$11.39	$12.45	$10.85	$10.58
End of period	$11.95	$9.67	$7.42	$11.39	$12.45	$10.85
Accumulation units outstanding at the end of period	825	675	266	282	652	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$18.26	$16.41	$17.75	$17.02	$16.68	$16.62
End of period	$19.16	$18.26	$16.41	$17.75	$17.02	$16.68
Accumulation units outstanding at the end of period	-	258	1,510	1,716	1,746	423

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.20	$7.89	$12.66	$12.63	$11.20	$10.96
End of period	$12.37	$10.20	$7.89	$12.66	$12.63	$11.20
Accumulation units outstanding at the end of period	546	1,344	1,762	1,875	2,111	1,082

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.83	$6.43	$10.59	$10.45	N/A	N/A
End of period	$8.30	$7.83	$6.43	$10.59	N/A	N/A
Accumulation units outstanding at the end of period	-	782	832	873	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.26	$7.94	$12.67	$15.29	$11.50	$10.73
End of period	$11.72	$10.26	$7.94	$12.67	$15.29	$11.50
Accumulation units outstanding at the end of period	-	-	125	125	353	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$12.80	$9.59	$16.65	$15.56	$13.02	$11.78
End of period	$14.02	$12.80	$9.59	$16.65	$15.56	$13.02
Accumulation units outstanding at the end of period	-	86	721	764	847	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$9.85	$8.13	$13.37	$11.85	$11.27	$10.65
End of period	$11.27	$9.85	$8.13	$13.37	$11.85	$11.27
Accumulation units outstanding at the end of period	-	-	-	243	-	-

JNL/Invesco Small Cap Growth Division1

Accumulation unit value:
Beginning of period	$11.37	$8.65	$14.73	$13.57	$12.16	$10.95
End of period	$13.99	$11.37	$8.65	$14.73	$13.57	$12.16
Accumulation units outstanding at the end of period	489	-	-	-	-	252

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.54	N/A	N/A	N/A	N/A	N/A
End of period	$11.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	720	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$10.78	$8.50	$15.70	$14.39	$11.18	$9.48
End of period	$11.31	$10.78	$8.50	$15.70	$14.39	$11.18
Accumulation units outstanding at the end of period	-	-	-	84	125	286

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$16.89	$12.12	$22.37	$21.26	$19.46	$18.48
End of period	$20.67	$16.89	$12.12	$22.37	$21.26	$19.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$15.24	$15.08	$14.52	$14.00	$13.91	$13.92
End of period	$15.95	$15.24	$15.08	$14.52	$14.00	$13.91
Accumulation units outstanding at the end of period	605	-	-	432	290	264

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.32	$6.76	$13.88	$11.74	N/A	N/A
End of period	$13.45	$11.32	$6.76	$13.88	N/A	N/A
Accumulation units outstanding at the end of period	472	68	-	42	N/A	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$14.52	$10.67	$17.93	$18.88	$16.91	$15.54
End of period	$17.42	$14.52	$10.67	$17.93	$18.88	$16.91
Accumulation units outstanding at the end of period	-	-	-	-	182	182

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.41	$6.98	$11.06	$11.67	$10.67	$10.76
End of period	$12.47	$10.41	$6.98	$11.06	$11.67	$10.67
Accumulation units outstanding at the end of period	-	466	593	379	4,096	4,012

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.65	$11.30	$11.18	$10.78	$10.67	$10.72
End of period	$12.02	$11.65	$11.30	$11.18	$10.78	$10.67
Accumulation units outstanding at the end of period	424	453	629	930	1,094	2,461

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.08	$3.33	$5.67	$5.57	$4.20	$4.21
End of period	$4.88	$4.08	$3.33	$5.67	$5.57	$4.20
Accumulation units outstanding at the end of period	-	1,880	2,058	2,201	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.15	$5.44	$10.34	$10.50	$8.31	$8.88
End of period	$7.47	$6.15	$5.44	$10.34	$10.50	$8.31
Accumulation units outstanding at the end of period	-	647	1,117	1,037	5,448	5,124

JNL/MCM Dow Dividend Division61

Accumulation unit value:
Beginning of period	$5.94	$5.07	$10.27	$11.70	$10.39	N/A
End of period	$6.49	$5.94	$5.07	$10.27	$11.70	N/A
Accumulation units outstanding at the end of period	761	1,575	1,716	2,062	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.12	$5.29	$11.00	$13.66	$11.80	$11.32
End of period	$6.77	$6.12	$5.29	$11.00	$13.66	$11.80
Accumulation units outstanding at the end of period	310	172	190	-	-	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.30	$8.85	$17.63	$16.28	$11.92	$10.61
End of period	$12.64	$11.30	$8.85	$17.63	$16.28	$11.92
Accumulation units outstanding at the end of period	457	2,371	2,121	2,587	5,098	5,341

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.19	$8.64	$11.54	$11.01	$10.63	$10.07
End of period	$10.32	$10.19	$8.64	$11.54	$11.01	$10.63
Accumulation units outstanding at the end of period	205	898	813	868	309	309

JNL/MCM Index 5 Division189

Accumulation unit value:
Beginning of period	$8.20	$6.72	$9.83	$9.64	N/A	N/A
End of period	$9.25	$8.20	$6.72	$9.83	N/A	N/A
Accumulation units outstanding at the end of period	1,813	1,971	2,190	2,320	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.41	$10.64	$19.13	$17.78	$14.52	$12.82
End of period	$13.97	$13.41	$10.64	$19.13	$17.78	$14.52
Accumulation units outstanding at the end of period	-	839	1,519	1,607	1,707	2,638

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.11	$7.53	$13.44	$13.59	$11.74	$10.54
End of period	$10.40	$9.11	$7.53	$13.44	$13.59	$11.74
Accumulation units outstanding at the end of period	13,589	17,766	27,989	30,992	81,892	71,770

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.32	$6.20	$11.79	$12.67	N/A	N/A
End of period	$9.22	$8.32	$6.20	$11.79	N/A	N/A
Accumulation units outstanding at the end of period	-	3,434	3,654	3,833	N/A	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.21	$7.04	$12.36	$10.65	$10.43	$10.40
End of period	$10.52	$9.21	$7.04	$12.36	$10.65	$10.43
Accumulation units outstanding at the end of period	-	-	-	-	119	113

JNL/MCM NYSE International 25 Division197

Accumulation unit value:
Beginning of period	$8.03	$6.05	$11.48	$11.66	N/A	N/A
End of period	$8.00	$8.03	$6.05	$11.48	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	188	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$24.05	$20.54	$33.91	$25.72	$21.84	$15.88
End of period	$27.92	$24.05	$20.54	$33.91	$25.72	$21.84
Accumulation units outstanding at the end of period	218	636	331	354	456	455

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.52	$6.44	$13.11	$12.81	$12.55	$9.10
End of period	$8.16	$7.52	$6.44	$13.11	$12.81	$12.55
Accumulation units outstanding at the end of period	-	1,108	3,104	3,106	6,968	5,116

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.45	$9.25	$15.20	$14.51	$13.57	$11.96
End of period	$15.27	$12.45	$9.25	$15.20	$14.51	$13.57
Accumulation units outstanding at the end of period	-	297	825	857	857	1,440
JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$8.85	$7.21	$11.86	$11.60	$10.34	$9.98
End of period	$9.88	$8.85	$7.21	$11.86	$11.60	$10.34
Accumulation units outstanding at the end of period	897	1,836	3,681	3,874	3,876	5,210

JNL/MCM S&P SMid 60 Division194

Accumulation unit value:
Beginning of period	$9.41	$5.97	$8.78	$9.42	N/A	N/A
End of period	$11.07	$9.41	$5.97	$8.78	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	199	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.25	$10.03	$17.16	$19.66	$18.42	$15.97
End of period	$11.52	$10.25	$10.03	$17.16	$19.66	$18.42
Accumulation units outstanding at the end of period	-	822	1,328	1,259	3,555	2,688

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.14	$8.97	$14.15	$14.83	$12.95	$12.08
End of period	$13.72	$11.14	$8.97	$14.15	$14.83	$12.95
Accumulation units outstanding at the end of period	-	304	849	986	998	1,490

JNL/MCM Technology Sector Division1

Accumulation unit value:
Beginning of period	$5.63	$3.53	$6.39	$5.73	$5.37	$5.19
End of period	$6.16	$5.63	$3.53	$6.39	$5.73	$5.37
Accumulation units outstanding at the end of period	909	2,383	2,715	2,908	1,431	1,241

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.89	$8.85	$17.27	$14.83	$15.43	$11.19
End of period	$11.81	$9.89	$8.85	$17.27	$14.83	$15.43
Accumulation units outstanding at the end of period	-	809	2,298	3,384	6,078	5,650

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.41	$7.78	$13.96	$12.93	$11.82	$10.77
End of period	$10.57	$9.41	$7.78	$13.96	$12.93	$11.82
Accumulation units outstanding at the end of period	-	934	1,247	1,344	1,344	2,506

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.16	$8.21	$14.24	$13.74	$12.05	$10.45
End of period	$12.55	$11.16	$8.21	$14.24	$13.74	$12.05
Accumulation units outstanding at the end of period	-	94	789	835	926	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.31	$4.30	N/A	N/A	N/A	N/A
End of period	$8.33	$7.31	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	40	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.61	N/A	N/A	N/A	N/A	N/A
End of period	$12.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	241	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.10	$13.42	$13.71	$12.99	$12.88	$12.88
End of period	$15.84	$15.10	$13.42	$13.71	$12.99	$12.88
Accumulation units outstanding at the end of period	332	355	1,063	1,738	1,741	677

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$11.99	$8.40	$12.45	$12.92	$11.99	$12.06
End of period	$13.51	$11.99	$8.40	$12.45	$12.92	$11.99
Accumulation units outstanding at the end of period	-	1,230	1,724	1,897	2,112	921

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.22	N/A	N/A	N/A	N/A	N/A
End of period	$10.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	350	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$13.34	$9.47	$18.40	$20.00	$18.15	$17.56
End of period	$15.28	$13.34	$9.47	$18.40	$20.00	$18.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.27	$8.82	$14.88	$13.98	$12.41	$11.50
End of period	$12.87	$11.27	$8.82	$14.88	$13.98	$12.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.54	$9.53	$11.33	$10.94	$10.40	$10.18
End of period	$11.17	$10.54	$9.53	$11.33	$10.94	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	452	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.61	$9.30	$14.76	$13.93	$12.51	$11.73
End of period	$13.14	$11.61	$9.30	$14.76	$13.93	$12.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$10.76	$9.30	$12.12	$11.54	$10.72	$10.33
End of period	$11.67	$10.76	$9.30	$12.12	$11.54	$10.72
Accumulation units outstanding at the end of period	5,626	6,757	7,190	7,541	-	2,708

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$11.92	$9.91	$14.02	$13.24	$12.10	$11.45
End of period	$13.15	$11.92	$9.91	$14.02	$13.24	$12.10
Accumulation units outstanding at the end of period	-	561	692	-	5,429	5,457

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$22.16	$19.00	$24.58	$23.46	$21.17	$20.38
End of period	$23.94	$22.16	$19.00	$24.58	$23.46	$21.17
Accumulation units outstanding at the end of period	1,880	2,012	-	-	-	-

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.09	$11.36	$11.41	$11.17	$10.96	$10.95
End of period	$10.81	$11.09	$11.36	$11.41	$11.17	$10.96
Accumulation units outstanding at the end of period	4,612	5,302	54,015	60,321	1,920	40,235

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.44	$13.60	$20.94	$19.92	$16.90	$15.86
End of period	$18.22	$16.44	$13.60	$20.94	$19.92	$16.90
Accumulation units outstanding at the end of period	322	344	774	819	914	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.14	$15.83	$28.41	$26.47	$23.88	$22.66
End of period	$25.20	$22.14	$15.83	$28.41	$26.47	$23.88
Accumulation units outstanding at the end of period	479	270	557	589	595	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$32.83	$22.94	$39.65	$34.70	$33.33	$28.78
End of period	$40.93	$32.83	$22.94	$39.65	$34.70	$33.33
Accumulation units outstanding at the end of period	167	178	198	210	308	94

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$9.96	$9.49	$10.36	$10.21	N/A	N/A
End of period	$9.99	$9.96	$9.49	$10.36	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	319	N/A	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.57	$8.66	$14.92	$15.18	$12.97	$12.31
End of period	$13.07	$11.57	$8.66	$14.92	$15.18	$12.97
Accumulation units outstanding at the end of period	-	-	1,017	1,076	1,088	-

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.65	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	227	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division365

Accumulation unit value:
Beginning of period	$10.21	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	342	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$9.79	$8.20	$11.74	$11.16	$10.34	$9.53
End of period	$10.40	$9.79	$8.20	$11.74	$11.16	$10.34
Accumulation units outstanding at the end of period	338	224	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$20.11	$14.93	$26.64	$22.67	$20.53	$20.04
End of period	$21.90	$20.11	$14.93	$26.64	$22.67	$20.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$19.56	$14.89	$25.85	$24.18	$23.72	$22.78
End of period	$21.47	$19.56	$14.89	$25.85	$24.18	$23.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.02	$9.99	$16.81	$17.16	$15.67	$15.34
End of period	$14.19	$13.02	$9.99	$16.81	$17.16	$15.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$17.95	$13.60	$22.62	$20.71	$17.70	$16.83
End of period	$23.73	$17.95	$13.60	$22.62	$20.71	$17.70
Accumulation units outstanding at the end of period	-	-	-	-	492	585

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division37

Accumulation unit value:
Beginning of period	$9.49	$7.33	$10.71	$10.79	$9.94	N/A
End of period	$10.41	$9.49	$7.33	$10.71	$10.79	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.64	$7.41	$11.37	$12.44	$10.84	$10.79
End of period	$11.92	$9.64	$7.41	$11.37	$12.44	$10.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$18.14	$16.31	$17.65	$16.93	$16.60	$16.54
End of period	$19.02	$18.14	$16.31	$17.65	$16.93	$16.60
Accumulation units outstanding at the end of period	-	-	948	2,021	2,118	1,902

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.17	$7.87	$12.64	$12.62	$11.20	$10.53
End of period	$12.33	$10.17	$7.87	$12.64	$12.62	$11.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.24	$7.93	$12.65	$15.28	$11.50	$10.62
End of period	$11.68	$10.24	$7.93	$12.65	$15.28	$11.50
Accumulation units outstanding at the end of period	-	-	-	-	-	652

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$12.71	$9.52	$16.55	$15.47	$12.95	$11.72
End of period	$13.91	$12.71	$9.52	$16.55	$15.47	$12.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$9.81	$8.10	$13.33	$11.82	$11.25	$10.63
End of period	$11.22	$9.81	$8.10	$13.33	$11.82	$11.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.33	$8.62	$14.68	$13.53	$12.13	$11.12
End of period	$13.93	$11.33	$8.62	$14.68	$13.53	$12.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$10.72	$8.45	$15.63	$14.32	$11.14	$9.45
End of period	$11.23	$10.72	$8.45	$15.63	$14.32	$11.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$16.76	$12.03	$22.23	$21.14	$19.36	$17.71
End of period	$20.51	$16.76	$12.03	$22.23	$21.14	$19.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$15.14	$14.98	$14.44	$13.93	$13.84	$13.86
End of period	$15.83	$15.14	$14.98	$14.44	$13.93	$13.84
Accumulation units outstanding at the end of period	312	-	655	2,048	2,124	2,280

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.58	N/A	N/A	N/A	N/A	N/A
End of period	$13.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$14.43	$10.61	$17.84	$18.80	$16.84	$15.48
End of period	$17.31	$14.43	$10.61	$17.84	$18.80	$16.84
Accumulation units outstanding at the end of period	-	-	-	-	426	533

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.35	$6.95	$11.01	$11.63	$10.64	$10.73
End of period	$12.39	$10.35	$6.95	$11.01	$11.63	$10.64
Accumulation units outstanding at the end of period	6,282	7,397	9,179	9,468	23,098	20,900

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.60	$11.26	$11.15	$10.75	$10.64	$10.70
End of period	$11.97	$11.60	$11.26	$11.15	$10.75	$10.64
Accumulation units outstanding at the end of period	156	163	230	286	272	293

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.08	$3.33	$5.67	$5.58	$4.20	$4.12
End of period	$4.87	$4.08	$3.33	$5.67	$5.58	$4.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$8.37	$6.45	$9.64	$10.74	$9.72	$10.19
End of period	$10.01	$8.37	$6.45	$9.64	$10.74	$9.72
Accumulation units outstanding at the end of period	226	250	283	296	307	-

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.11	$5.41	$10.30	$10.46	$8.29	$8.85
End of period	$7.42	$6.11	$5.41	$10.30	$10.46	$8.29
Accumulation units outstanding at the end of period	9,585	9,424	9,946	10,436	29,229	26,611

JNL/MCM Dow Dividend Division8

Accumulation unit value:
Beginning of period	$5.93	$5.06	$10.26	$11.70	$10.03	N/A
End of period	$6.47	$5.93	$5.06	$10.26	$11.70	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.09	$5.27	$10.96	$13.61	$11.77	$11.15
End of period	$6.73	$6.09	$5.27	$10.96	$13.61	$11.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.24	$8.81	$17.55	$16.22	$11.88	$10.58
End of period	$12.56	$11.24	$8.81	$17.55	$16.22	$11.88
Accumulation units outstanding at the end of period	5,755	5,906	5,936	6,580	20,640	20,560

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.15	$8.61	$11.51	$10.98	$10.61	$10.01
End of period	$10.27	$10.15	$8.61	$11.51	$10.98	$10.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.36	$10.60	$19.07	$17.73	$14.49	$12.80
End of period	$13.90	$13.36	$10.60	$19.07	$17.73	$14.49
Accumulation units outstanding at the end of period	155	152	162	167	181	229

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.09	$7.51	$13.42	$13.58	$11.73	$10.54
End of period	$10.37	$9.09	$7.51	$13.42	$13.58	$11.73
Accumulation units outstanding at the end of period	98,527	101,473	112,374	137,515	139,586	124,349

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division2

Accumulation unit value:
Beginning of period	$9.19	$7.03	$12.34	$10.63	$10.42	$10.51
End of period	$10.49	$9.19	$7.03	$12.34	$10.63	$10.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$23.91	$20.44	$33.76	$25.61	$21.76	$15.83
End of period	$27.75	$23.91	$20.44	$33.76	$25.61	$21.76
Accumulation units outstanding at the end of period	-	92	-	-	621	714

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.48	$6.41	$13.05	$12.76	$12.51	$9.08
End of period	$8.11	$7.48	$6.41	$13.05	$12.76	$12.51
Accumulation units outstanding at the end of period	8,228	7,599	8,152	8,680	20,244	20,311

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.40	$9.22	$15.16	$14.48	$13.55	$11.94
End of period	$15.20	$12.40	$9.22	$15.16	$14.48	$13.55
Accumulation units outstanding at the end of period	152	168	180	203	744	896

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$8.82	$7.18	$11.82	$11.57	$10.32	$9.97
End of period	$9.83	$8.82	$7.18	$11.82	$11.57	$10.32
Accumulation units outstanding at the end of period	468	2,019	248	262	275	307

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.20	$9.98	$17.08	$19.58	$18.36	$15.92
End of period	$11.45	$10.20	$9.98	$17.08	$19.58	$18.36
Accumulation units outstanding at the end of period	3,719	3,785	4,346	4,357	8,039	7,377

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.10	$8.94	$14.11	$14.79	$12.92	$12.06
End of period	$13.66	$11.10	$8.94	$14.11	$14.79	$12.92
Accumulation units outstanding at the end of period	175	183	188	213	222	246

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.61	$3.52	$6.38	$5.71	$5.36	$5.18
End of period	$6.13	$5.61	$3.52	$6.38	$5.71	$5.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.87	$8.83	$17.24	$14.81	$15.42	$11.16
End of period	$11.77	$9.87	$8.83	$17.24	$14.81	$15.42
Accumulation units outstanding at the end of period	1,901	1,774	3,889	5,403	10,741	11,797

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.38	$7.77	$13.94	$12.92	$11.82	$10.81
End of period	$10.54	$9.38	$7.77	$13.94	$12.92	$11.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.11	$8.18	$14.19	$13.70	$12.02	$10.43
End of period	$12.49	$11.11	$8.18	$14.19	$13.70	$12.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.30	$4.30	N/A	N/A	N/A	N/A
End of period	$8.32	$7.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,611	1,483	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.60	N/A	N/A	N/A	N/A	N/A
End of period	$12.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	185	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.01	$13.34	$13.64	$12.94	$12.83	$12.84
End of period	$15.73	$15.01	$13.34	$13.64	$12.94	$12.83
Accumulation units outstanding at the end of period	72	-	740	2,167	2,292	2,460

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$11.92	$8.36	$12.39	$12.86	$11.94	$11.97
End of period	$13.42	$11.92	$8.36	$12.39	$12.86	$11.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.20	$8.77	$14.80	$13.92	$12.36	$11.46
End of period	$12.78	$11.20	$8.77	$14.80	$13.92	$12.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.52	$9.51	$11.31	$10.92	$10.40	$10.24
End of period	$11.14	$10.52	$9.51	$11.31	$10.92	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.54	$9.25	$14.68	$13.86	$12.47	$11.69
End of period	$13.05	$11.54	$9.25	$14.68	$13.86	$12.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$10.73	$9.28	$12.10	$11.53	$10.72	$10.37
End of period	$11.64	$10.73	$9.28	$12.10	$11.53	$10.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$11.85	$9.85	$13.95	$13.18	$12.06	$11.46
End of period	$13.07	$11.85	$9.85	$13.95	$13.18	$12.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$21.99	$18.85	$24.41	$23.31	$21.05	$20.27
End of period	$23.74	$21.99	$18.85	$24.41	$23.31	$21.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.01	$11.29	$11.33	$11.11	$10.91	$10.88
End of period	$10.73	$11.01	$11.29	$11.33	$11.11	$10.91
Accumulation units outstanding at the end of period	-	195	11,310	-	4,516	2,298

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$16.38	$13.56	$20.88	$19.87	$16.87	$15.96
End of period	$18.15	$16.38	$13.56	$20.88	$19.87	$16.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$21.97	$15.72	$28.22	$26.31	$23.75	$22.54
End of period	$25.00	$21.97	$15.72	$28.22	$26.31	$23.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$32.59	$22.78	$39.40	$34.50	$33.15	$28.93
End of period	$40.61	$32.59	$22.78	$39.40	$34.50	$33.15
Accumulation units outstanding at the end of period	27	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$9.94	$9.48	$10.44	N/A	N/A	N/A
End of period	$9.97	$9.94	$9.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	462	-	2,458	N/A	N/A	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.51	$8.62	$14.85	$15.12	$12.93	$12.27
End of period	$12.99	$11.51	$8.62	$14.85	$15.12	$12.93
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$9.69	$8.13	$11.65	$11.09	$10.28	$9.62
End of period	$10.29	$9.69	$8.13	$11.65	$11.09	$10.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$12.85	$9.86	$16.62	$16.98	$15.53	$15.32
End of period	$13.99	$12.85	$9.86	$16.62	$16.98	$15.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$17.71	$13.43	$22.36	$20.50	$17.54	$16.61
End of period	$23.39	$17.71	$13.43	$22.36	$20.50	$17.54
Accumulation units outstanding at the end of period	217	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.60	$7.38	$11.34	$12.41	$10.83	$10.86
End of period	$11.85	$9.60	$7.38	$11.34	$12.41	$10.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$17.87	$16.08	$17.42	$16.73	$16.42	$16.41
End of period	$18.72	$17.87	$16.08	$17.42	$16.73	$16.42
Accumulation units outstanding at the end of period	452	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.13	$7.84	$12.61	$12.60	$11.19	$11.16
End of period	$12.26	$10.13	$7.84	$12.61	$12.60	$11.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.19	$7.90	$12.62	$15.26	$11.49	$11.39
End of period	$11.62	$10.19	$7.90	$12.62	$15.26	$11.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$9.73	$8.04	$13.25	$11.76	$11.20	$10.72
End of period	$11.12	$9.73	$8.04	$13.25	$11.76	$11.20
Accumulation units outstanding at the end of period	815	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.23	$8.56	$14.59	$13.46	$12.08	$11.08
End of period	$13.80	$11.23	$8.56	$14.59	$13.46	$12.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$10.59	$8.36	$15.47	$14.20	$11.05	$9.41
End of period	$11.09	$10.59	$8.36	$15.47	$14.20	$11.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$16.52	$11.87	$21.95	$20.89	$19.15	$17.43
End of period	$20.19	$16.52	$11.87	$21.95	$20.89	$19.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$14.92	$14.78	$14.25	$13.77	$13.70	$13.81
End of period	$15.59	$14.92	$14.78	$14.25	$13.77	$13.70
Accumulation units outstanding at the end of period	1,817	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.26	$10.49	$17.66	$18.63	$16.71	$15.42
End of period	$17.09	$14.26	$10.49	$17.66	$18.63	$16.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division2

Accumulation unit value:
Beginning of period	$10.24	$6.88	$10.91	$11.54	$10.56	$10.79
End of period	$12.25	$10.24	$6.88	$10.91	$11.54	$10.56
Accumulation units outstanding at the end of period	480	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.51	$11.18	$11.08	$10.70	$10.60	$10.71
End of period	$11.86	$11.51	$11.18	$11.08	$10.70	$10.60
Accumulation units outstanding at the end of period	2,836	-	-	-	-	-

JNL/MCM Communications Sector Division19

Accumulation unit value:
Beginning of period	$4.03	$3.30	$5.62	$5.53	$4.61	N/A
End of period	$4.81	$4.03	$3.30	$5.62	$5.53	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$8.34	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	455	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$6.05	$5.36	$10.21	$10.38	$8.23	$8.71
End of period	$7.34	$6.05	$5.36	$10.21	$10.38	$8.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division55

Accumulation unit value:
Beginning of period	$5.91	$5.04	$10.24	$11.69	$10.09	N/A
End of period	$6.44	$5.91	$5.04	$10.24	$11.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.02	$5.22	$10.86	$13.50	$11.69	$10.98
End of period	$6.65	$6.02	$5.22	$10.86	$13.50	$11.69
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division2

Accumulation unit value:
Beginning of period	$11.12	$8.72	$17.40	$16.09	$11.80	$10.54
End of period	$12.42	$11.12	$8.72	$17.40	$16.09	$11.80
Accumulation units outstanding at the end of period	893	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$10.04	$8.53	$11.41	$10.90	$10.54	$10.44
End of period	$10.15	$10.04	$8.53	$11.41	$10.90	$10.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.25	$10.53	$18.95	$17.64	$14.43	$12.76
End of period	$13.78	$13.25	$10.53	$18.95	$17.64	$14.43
Accumulation units outstanding at the end of period	950	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.04	$7.48	$13.38	$13.55	$11.71	$10.54
End of period	$10.30	$9.04	$7.48	$13.38	$13.55	$11.71
Accumulation units outstanding at the end of period	-	-	-	4,298	4,298	4,298

JNL/MCM JNL Optimized 5 Division60

Accumulation unit value:
Beginning of period	$8.28	$6.17	$11.76	$10.64	$9.18	N/A
End of period	$9.16	$8.28	$6.17	$11.76	$10.64	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.14	$7.00	$12.30	$10.61	$10.41	$9.49
End of period	$10.42	$9.14	$7.00	$12.30	$10.61	$10.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$23.66	$20.25	$33.47	$25.42	$21.62	$18.94
End of period	$27.43	$23.66	$20.25	$33.47	$25.42	$21.62
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division2

Accumulation unit value:
Beginning of period	$7.40	$6.34	$12.94	$12.66	$12.43	$9.34
End of period	$8.02	$7.40	$6.34	$12.94	$12.66	$12.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.30	$9.15	$15.06	$14.41	$13.49	$12.04
End of period	$15.06	$12.30	$9.15	$15.06	$14.41	$13.49
Accumulation units outstanding at the end of period	413	-	-	-	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.75	$7.13	$11.75	$11.51	$10.28	$9.98
End of period	$9.74	$8.75	$7.13	$11.75	$11.51	$10.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division2

Accumulation unit value:
Beginning of period	$10.09	$9.88	$16.93	$19.43	$18.23	$16.16
End of period	$11.31	$10.09	$9.88	$16.93	$19.43	$18.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.01	$8.88	$14.02	$14.72	$12.87	$12.16
End of period	$13.54	$11.01	$8.88	$14.02	$14.72	$12.87
Accumulation units outstanding at the end of period	345	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.81	$8.79	$17.19	$14.78	$15.40	$11.19
End of period	$11.70	$9.81	$8.79	$17.19	$14.78	$15.40
Accumulation units outstanding at the end of period	-	-	-	957	957	957

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.33	$7.74	$13.89	$12.89	$11.80	$10.81
End of period	$10.48	$9.33	$7.74	$13.89	$12.89	$11.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.01	$8.12	$14.10	$13.63	$11.97	$10.40
End of period	$12.37	$11.01	$8.12	$14.10	$13.63	$11.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$14.83	$13.20	$13.51	$12.82	$12.73	$12.78
End of period	$15.53	$14.83	$13.20	$13.51	$12.82	$12.73
Accumulation units outstanding at the end of period	1,991	-	-	-	-	-

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$11.77	$8.26	$12.26	$12.74	$11.84	$11.64
End of period	$13.25	$11.77	$8.26	$12.26	$12.74	$11.84
Accumulation units outstanding at the end of period	676	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.07	$8.68	$14.66	$13.80	$12.26	$11.38
End of period	$12.62	$11.07	$8.68	$14.66	$13.80	$12.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.46	$9.47	$11.28	$10.90	$10.38	$10.24
End of period	$11.07	$10.46	$9.47	$11.28	$10.90	$10.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$11.40	$9.15	$14.54	$13.74	$12.37	$11.34
End of period	$12.89	$11.40	$9.15	$14.54	$13.74	$12.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$10.67	$9.24	$12.06	$11.50	$10.70	$10.37
End of period	$11.56	$10.67	$9.24	$12.06	$11.50	$10.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$11.71	$9.75	$13.81	$13.06	$11.96	$11.39
End of period	$12.90	$11.71	$9.75	$13.81	$13.06	$11.96
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$21.67	$18.60	$24.10	$23.04	$20.82	$20.64
End of period	$23.37	$21.67	$18.60	$24.10	$23.04	$20.82
Accumulation units outstanding at the end of period	369	-	-	-	-	-

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$10.85	$11.13	$11.19	$10.98	$10.79	$10.77
End of period	$10.56	$10.85	$11.13	$11.19	$10.98	$10.79
Accumulation units outstanding at the end of period	7,973	-	-	-	-	-

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$16.26	$13.48	$20.77	$19.79	$16.81	$16.61
End of period	$18.00	$16.26	$13.48	$20.77	$19.79	$16.81
Accumulation units outstanding at the end of period	320	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$21.65	$15.50	$27.87	$26.01	$23.50	$22.33
End of period	$24.61	$21.65	$15.50	$27.87	$26.01	$23.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$32.12	$22.47	$38.90	$34.10	$32.80	$28.65
End of period	$39.98	$32.12	$22.47	$38.90	$34.10	$32.80
Accumulation units outstanding at the end of period	120	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.40	$8.54	$14.74	$15.02	$12.85	$12.21
End of period	$12.86	$11.40	$8.54	$14.74	$15.02	$12.85
Accumulation units outstanding at the end of period	458	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.36	$6.42	$13.53	$11.30	N/A	N/A
End of period	$10.69	$9.36	$6.42	$13.53	N/A	N/A
Accumulation units outstanding at the end of period	303	631	684	598	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division366

Accumulation unit value:
Beginning of period	$9.95	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	186	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$9.60	$8.06	$11.56	$11.01	$10.22	$9.44
End of period	$10.18	$9.60	$8.06	$11.56	$11.01	$10.22
Accumulation units outstanding at the end of period	203	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$19.53	$14.53	$25.98	$27.26	N/A	N/A
End of period	$21.22	$19.53	$14.53	$25.98	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	102	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$12.68	$9.74	$16.44	$16.81	$15.38	$15.09
End of period	$13.79	$12.68	$9.74	$16.44	$16.81	$15.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$17.48	$13.27	$22.11	$20.29	$17.37	$16.55
End of period	$23.06	$17.48	$13.27	$22.11	$20.29	$17.37
Accumulation units outstanding at the end of period	-	-	-	-	-	711

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.55	$7.35	$11.31	$12.39	$10.83	$10.59
End of period	$11.78	$9.55	$7.35	$11.31	$12.39	$10.83
Accumulation units outstanding at the end of period	55	-	-	213	215	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$17.61	$15.86	$17.20	$16.54	$16.24	$16.26
End of period	$18.42	$17.61	$15.86	$17.20	$16.54	$16.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.08	$7.81	$12.58	$12.58	$11.18	$10.85
End of period	$12.19	$10.08	$7.81	$12.58	$12.58	$11.18
Accumulation units outstanding at the end of period	104	-	-	220	222	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.14	$7.87	$12.59	$15.23	$11.48	$10.73
End of period	$11.55	$10.14	$7.87	$12.59	$15.23	$11.48
Accumulation units outstanding at the end of period	-	-	-	469	646	1,105

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$12.34	$9.27	$16.13	$15.12	$12.68	$11.50
End of period	$13.48	$12.34	$9.27	$16.13	$15.12	$12.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$9.65	$7.98	$13.17	$11.70	$11.16	$10.56
End of period	$11.02	$9.65	$7.98	$13.17	$11.70	$11.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.14	$8.50	$14.50	$13.39	$12.03	$11.05
End of period	$13.67	$11.14	$8.50	$14.50	$13.39	$12.03
Accumulation units outstanding at the end of period	94	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$9.36	N/A	N/A	N/A	N/A	N/A
End of period	$11.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	136	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$10.47	$8.27	$15.32	$14.07	$10.97	$9.32
End of period	$10.95	$10.47	$8.27	$15.32	$14.07	$10.97
Accumulation units outstanding at the end of period	-	152	153	542	942	-

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$16.28	$11.71	$21.68	$20.65	$18.95	$18.04
End of period	$19.88	$16.28	$11.71	$21.68	$20.65	$18.95
Accumulation units outstanding at the end of period	-	-	-	106	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$14.70	$14.58	$14.08	$13.61	$13.55	$13.68
End of period	$15.35	$14.70	$14.58	$14.08	$13.61	$13.55
Accumulation units outstanding at the end of period	118	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.49	N/A	N/A	N/A	N/A	N/A
End of period	$13.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	90	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$14.10	$10.38	$17.49	$18.47	$16.58	$15.27
End of period	$16.87	$14.10	$10.38	$17.49	$18.47	$16.58
Accumulation units outstanding at the end of period	-	104	104	105	105	757

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division2

Accumulation unit value:
Beginning of period	$10.14	$6.82	$10.83	$11.46	$10.50	$10.73
End of period	$12.11	$10.14	$6.82	$10.83	$11.46	$10.50
Accumulation units outstanding at the end of period	-	193	194	195	196	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.42	$11.11	$11.01	$10.64	$10.56	$10.68
End of period	$11.76	$11.42	$11.11	$11.01	$10.64	$10.56
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division27

Accumulation unit value:
Beginning of period	$3.99	$3.27	$5.57	$5.49	$4.74	N/A
End of period	$4.76	$3.99	$3.27	$5.57	$5.49	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$5.99	$5.31	$10.12	$10.31	$8.18	$8.67
End of period	$7.26	$5.99	$5.31	$10.12	$10.31	$8.18
Accumulation units outstanding at the end of period	-	-	-	-	486	-

JNL/MCM Dow Dividend Division98

Accumulation unit value:
Beginning of period	$5.88	$5.03	$10.22	$11.68	$11.42	N/A
End of period	$6.41	$5.88	$5.03	$10.22	$11.68	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division1

Accumulation unit value:
Beginning of period	$5.96	$5.17	$10.77	$13.41	$11.62	$11.02
End of period	$6.58	$5.96	$5.17	$10.77	$13.41	$11.62
Accumulation units outstanding at the end of period	60	-	-	-	-	214

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.01	$8.64	$17.26	$15.98	$11.72	$10.46
End of period	$12.28	$11.01	$8.64	$17.26	$15.98	$11.72
Accumulation units outstanding at the end of period	-	-	-	440	1,750	3,111

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$9.94	$8.45	$11.32	$10.82	$10.47	$10.47
End of period	$10.04	$9.94	$8.45	$11.32	$10.82	$10.47
Accumulation units outstanding at the end of period	40	-	-	-	-	237

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.15	$10.46	$18.84	$17.56	$14.38	$12.72
End of period	$13.66	$13.15	$10.46	$18.84	$17.56	$14.38
Accumulation units outstanding at the end of period	-	117	118	282	284	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division2

Accumulation unit value:
Beginning of period	$8.99	$7.45	$13.33	$13.52	$11.70	$10.66
End of period	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70
Accumulation units outstanding at the end of period	-	-	-	-	381	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.09	$6.97	$12.26	$10.59	$10.39	$10.42
End of period	$10.36	$9.09	$6.97	$12.26	$10.59	$10.39
Accumulation units outstanding at the end of period	-	-	-	-	1,959	1,761

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$23.42	$20.06	$33.20	$25.24	$21.49	$15.66
End of period	$27.13	$23.42	$20.06	$33.20	$25.24	$21.49
Accumulation units outstanding at the end of period	68	136	147	416	249	568

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.32	$6.29	$12.84	$12.57	$12.35	$8.98
End of period	$7.93	$7.32	$6.29	$12.84	$12.57	$12.35
Accumulation units outstanding at the end of period	-	133	134	557	562	1,416
JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.20	$9.09	$14.98	$14.34	$13.44	$11.87
End of period	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44
Accumulation units outstanding at the end of period	-	-	-	-	-	1,087

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.68	$7.08	$11.68	$11.46	$10.24	$9.95
End of period	$9.66	$8.68	$7.08	$11.68	$11.46	$10.24
Accumulation units outstanding at the end of period	172	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$9.99	$9.79	$16.80	$19.29	$18.12	$15.75
End of period	$11.19	$9.99	$9.79	$16.80	$19.29	$18.12
Accumulation units outstanding at the end of period	-	-	-	-	1,016	1,319

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$10.92	$8.82	$13.94	$14.65	$12.82	$12.12
End of period	$13.42	$10.92	$8.82	$13.94	$14.65	$12.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$5.50	$3.45	$6.27	$5.63	$5.29	$5.29
End of period	$5.99	$5.50	$3.45	$6.27	$5.63	$5.29
Accumulation units outstanding at the end of period	176	-	-	-	-	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.76	$8.76	$17.13	$14.75	$15.38	$11.19
End of period	$11.63	$9.76	$8.76	$17.13	$14.75	$15.38
Accumulation units outstanding at the end of period	-	111	112	113	1,436	2,512

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.28	$7.70	$13.85	$12.86	$11.79	$10.36
End of period	$10.41	$9.28	$7.70	$13.85	$12.86	$11.79
Accumulation units outstanding at the end of period	-	-	-	-	1,600	1,593

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$10.92	$8.05	$14.01	$13.55	$11.91	$10.36
End of period	$12.26	$10.92	$8.05	$14.01	$13.55	$11.91
Accumulation units outstanding at the end of period	-	-	-	202	204	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.53	N/A	N/A	N/A	N/A	N/A
End of period	$12.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$14.66	$13.06	$13.37	$12.71	$12.63	$12.70
End of period	$15.33	$14.66	$13.06	$13.37	$12.71	$12.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$11.64	$8.18	$12.15	$12.63	$11.76	$11.80
End of period	$13.09	$11.64	$8.18	$12.15	$12.63	$11.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.85	N/A	N/A	N/A	N/A	N/A
End of period	$10.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$12.86	$9.15	$17.82	$19.43	$17.67	$17.14
End of period	$14.69	$12.86	$9.15	$17.82	$19.43	$17.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.41	$9.43	$11.24	$10.88	$10.37	$10.13
End of period	$11.00	$10.41	$9.43	$11.24	$10.88	$10.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.27	$9.05	$14.40	$13.63	$12.28	$11.53
End of period	$12.73	$11.27	$9.05	$14.40	$13.63	$12.28
Accumulation units outstanding at the end of period	-	-	-	2,146	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$11.58	$9.64	$13.68	$12.95	$11.87	$11.31
End of period	$12.74	$11.58	$9.64	$13.68	$12.95	$11.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$21.35	$18.35	$23.80	$22.77	$20.60	$19.88
End of period	$23.01	$21.35	$18.35	$23.80	$22.77	$20.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$10.70	$10.98	$11.05	$10.85	$10.68	$10.69
End of period	$10.40	$10.70	$10.98	$11.05	$10.85	$10.68
Accumulation units outstanding at the end of period	147	770	835	1,873	1,892	6,599

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.15	$13.39	$20.66	$19.71	$16.76	$15.77
End of period	$17.85	$16.15	$13.39	$20.66	$19.71	$16.76
Accumulation units outstanding at the end of period	-	102	103	104	104	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$21.34	$15.29	$27.52	$25.70	$23.25	$22.11
End of period	$24.23	$21.34	$15.29	$27.52	$25.70	$23.25
Accumulation units outstanding at the end of period	44	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$31.66	$22.17	$38.41	$33.71	$32.45	$28.37
End of period	$39.38	$31.66	$22.17	$38.41	$33.71	$32.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.29	$8.47	$14.63	$14.92	$12.78	$12.16
End of period	$12.72	$11.29	$8.47	$14.63	$14.92	$12.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$9.51	$7.99	$11.47	$10.94	$10.16	$9.29
End of period	$10.07	$9.51	$7.99	$11.47	$10.94	$10.16
Accumulation units outstanding at the end of period	72	67	61	72	50	4

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$12.51	$9.63	$16.25	$16.64	$15.24	$14.96
End of period	$13.60	$12.51	$9.63	$16.25	$16.64	$15.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$17.25	$13.11	$21.86	$20.08	$17.21	$16.58
End of period	$22.73	$17.25	$13.11	$21.86	$20.08	$17.21
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.51	$7.33	$11.28	$12.37	$10.82	$10.47
End of period	$11.72	$9.51	$7.33	$11.28	$12.37	$10.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$17.35	$15.64	$16.98	$16.34	$16.07	$16.10
End of period	$18.14	$17.35	$15.64	$16.98	$16.34	$16.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.09	$7.84	$12.55	$15.21	$11.48	$10.95
End of period	$11.49	$10.09	$7.84	$12.55	$15.21	$11.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division1

Accumulation unit value:
Beginning of period	$12.16	$9.14	$15.93	$14.94	$12.55	$11.35
End of period	$13.27	$12.16	$9.14	$15.93	$14.94	$12.55
Accumulation units outstanding at the end of period	54	53	53	52	37	3

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$9.59	$7.94	$13.12	$11.67	$11.12	$11.23
End of period	$10.93	$9.59	$7.94	$13.12	$11.67	$11.12
Accumulation units outstanding at the end of period	66	67	62	63	47	4

JNL/Invesco Small Cap Growth Division1

Accumulation unit value:
Beginning of period	$11.05	$8.44	$14.41	$13.32	$11.98	$10.76
End of period	$13.55	$11.05	$8.44	$14.41	$13.32	$11.98
Accumulation units outstanding at the end of period	53	59	60	57	41	3

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$10.34	$8.18	$15.17	$13.95	$10.88	$8.84
End of period	$10.81	$10.34	$8.18	$15.17	$13.95	$10.88
Accumulation units outstanding at the end of period	66	62	59	55	40	4

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$16.04	$11.55	$21.41	$20.41	$18.75	$17.87
End of period	$19.57	$16.04	$11.55	$21.41	$20.41	$18.75
Accumulation units outstanding at the end of period	37	40	43	38	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$14.49	$14.38	$13.90	$13.45	$13.41	$13.55
End of period	$15.11	$14.49	$14.38	$13.90	$13.45	$13.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$13.93	$10.27	$17.32	$18.31	$16.45	$15.17
End of period	$16.66	$13.93	$10.27	$17.32	$18.31	$16.45
Accumulation units outstanding at the end of period	43	46	49	47	30	2

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.03	$6.75	$10.73	$11.37	$10.43	$10.56
End of period	$11.98	$10.03	$6.75	$10.73	$11.37	$10.43
Accumulation units outstanding at the end of period	60	63	71	74	48	4

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.33	$11.03	$10.95	$10.59	$10.52	$10.65
End of period	$11.65	$11.33	$11.03	$10.95	$10.59	$10.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division27

Accumulation unit value:
Beginning of period	$3.95	$3.24	$5.52	$5.45	$4.71	N/A
End of period	$4.70	$3.95	$3.24	$5.52	$5.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$5.92	$5.26	$10.04	$10.23	$8.13	$8.62
End of period	$7.17	$5.92	$5.26	$10.04	$10.23	$8.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division98

Accumulation unit value:
Beginning of period	$5.86	$5.02	$10.20	$11.66	$11.41	N/A
End of period	$6.38	$5.86	$5.02	$10.20	$11.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division2

Accumulation unit value:
Beginning of period	$10.90	$8.56	$17.11	$15.86	$11.65	$10.43
End of period	$12.14	$10.90	$8.56	$17.11	$15.86	$11.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$9.85	$8.38	$11.23	$10.76	$10.40	$10.40
End of period	$9.94	$9.85	$8.38	$11.23	$10.76	$10.40
Accumulation units outstanding at the end of period	71	65	60	71	51	4

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.04	$10.39	$18.73	$17.47	$14.32	$12.69
End of period	$13.53	$13.04	$10.39	$18.73	$17.47	$14.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$8.95	$7.42	$13.29	$13.49	$11.69	$10.88
End of period	$10.18	$8.95	$7.42	$13.29	$13.49	$11.69
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division82

Accumulation unit value:
Beginning of period	$8.22	$6.14	$11.72	$10.63	$9.73	N/A
End of period	$9.07	$8.22	$6.14	$11.72	$10.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$23.18	$19.87	$32.92	$25.05	$21.35	$16.23
End of period	$26.82	$23.18	$19.87	$32.92	$25.05	$21.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division2

Accumulation unit value:
Beginning of period	$7.24	$6.23	$12.73	$12.47	$12.27	$9.24
End of period	$7.84	$7.24	$6.23	$12.73	$12.47	$12.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.10	$9.03	$14.89	$14.27	$13.39	$11.97
End of period	$14.79	$12.10	$9.03	$14.89	$14.27	$13.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.61	$7.04	$11.61	$11.40	$10.20	$9.92
End of period	$9.57	$8.61	$7.04	$11.61	$11.40	$10.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division2

Accumulation unit value:
Beginning of period	$9.88	$9.70	$16.65	$19.15	$18.00	$15.98
End of period	$11.06	$9.88	$9.70	$16.65	$19.15	$18.00
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$10.84	$8.76	$13.86	$14.57	$12.77	$12.09
End of period	$13.30	$10.84	$8.76	$13.86	$14.57	$12.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$5.44	$3.42	$6.22	$5.59	$5.26	$5.26
End of period	$5.92	$5.44	$3.42	$6.22	$5.59	$5.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.71	$8.72	$17.08	$14.71	$15.36	$13.60
End of period	$11.55	$9.71	$8.72	$17.08	$14.71	$15.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$9.24	$7.67	$13.80	$12.83	$11.77	$11.00
End of period	$10.35	$9.24	$7.67	$13.80	$12.83	$11.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$10.83	$7.99	$13.91	$13.47	$11.86	$10.32
End of period	$12.13	$10.83	$7.99	$13.91	$13.47	$11.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$14.48	$12.91	$13.24	$12.60	$12.53	$12.61
End of period	$15.14	$14.48	$12.91	$13.24	$12.60	$12.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$11.50	$8.09	$12.03	$12.52	$11.66	$11.72
End of period	$12.92	$11.50	$8.09	$12.03	$12.52	$11.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.35	$9.39	$11.20	$10.85	$10.36	$10.17
End of period	$10.93	$10.35	$9.39	$11.20	$10.85	$10.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$11.44	$9.54	$13.55	$12.84	$11.78	$11.23
End of period	$12.58	$11.44	$9.54	$13.55	$12.84	$11.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$21.04	$18.10	$23.50	$22.51	$20.39	$19.69
End of period	$22.65	$21.04	$18.10	$23.50	$22.51	$20.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$10.54	$10.83	$10.91	$10.73	$10.56	$10.58
End of period	$10.24	$10.54	$10.83	$10.91	$10.73	$10.56
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.03	$13.31	$20.55	$19.62	$16.70	$15.73
End of period	$17.70	$16.03	$13.31	$20.55	$19.62	$16.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$21.03	$15.09	$27.17	$25.41	$23.00	$21.90
End of period	$23.85	$21.03	$15.09	$27.17	$25.41	$23.00
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$31.19	$21.87	$37.93	$33.32	$32.11	$28.10
End of period	$38.75	$31.19	$21.87	$37.93	$33.32	$32.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$11.18	$8.39	$14.52	$14.82	$12.71	$12.04
End of period	$12.59	$11.18	$8.39	$14.52	$14.82	$12.71
Accumulation units outstanding at the end of period	58	57	58	56	37	3

Accumulation Unit Values
Contract with Endorsements - 2.255%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$13.14	N/A	N/A	N/A	N/A	N/A
End of period	$14.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,817	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$13.54	N/A	N/A	N/A	N/A	N/A
End of period	$14.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,607	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division205

Accumulation unit value:
Beginning of period	$9.51	$6.49	$13.60	$12.99	N/A	N/A
End of period	$10.92	$9.51	$6.49	$13.60	N/A	N/A
Accumulation units outstanding at the end of period	1,551	2,174	1,324	682	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$20.57	$16.13	N/A	N/A	N/A	N/A
End of period	$22.66	$20.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	622	628	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$18.79	$14.19	$23.15	N/A	N/A	N/A
End of period	$24.93	$18.79	$14.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	163	192	199	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division264
Accumulation unit value:
Beginning of period	$11.57	$9.63	$9.76	N/A	N/A	N/A
End of period	$13.13	$11.57	$9.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	83	323	260	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.34	$7.97	$12.21	N/A	N/A	N/A
End of period	$12.58	$10.34	$7.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	436	297	294	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division205

Accumulation unit value:
Beginning of period	$7.90	$6.47	$10.62	$10.12	N/A	N/A
End of period	$8.39	$7.90	$6.47	$10.62	N/A	N/A
Accumulation units outstanding at the end of period	209	1,303	1,101	2,253	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.40	$8.03	$12.70	N/A	N/A	N/A
End of period	$11.91	$10.40	$8.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,957	2,433	1,570	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$11.65	$8.84	$8.58	N/A	N/A	N/A
End of period	$14.37	$11.65	$8.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	173	182	187	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$11.16	$8.77	$16.11	N/A	N/A	N/A
End of period	$11.74	$11.16	$8.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	778	704	737	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.44	$6.81	$12.78	N/A	N/A	N/A
End of period	$13.64	$11.44	$6.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,079	1,195	1,170	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.93	$11.53	$11.45	N/A	N/A	N/A
End of period	$12.34	$11.93	$11.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	509	2,164	1,593	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division112

Accumulation unit value:
Beginning of period	$6.01	$5.11	$10.33	$11.72	N/A	N/A
End of period	$6.58	$6.01	$5.11	$10.33	N/A	N/A
Accumulation units outstanding at the end of period	3,975	4,167	3,732	5,565	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.31	$5.44	$10.72	N/A	N/A	N/A
End of period	$7.00	$6.31	$5.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,345	2,282	1,119	N/A	N/A	N/A

JNL/MCM Global 15 Division112

Accumulation unit value:
Beginning of period	$11.65	$9.10	$18.07	$16.62	N/A	N/A
End of period	$13.07	$11.65	$9.10	$18.07	N/A	N/A
Accumulation units outstanding at the end of period	3,689	3,677	3,959	2,444	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division210

Accumulation unit value:
Beginning of period	$13.73	$10.86	$19.46	$20.18	N/A	N/A
End of period	$14.34	$13.73	$10.86	$19.46	N/A	N/A
Accumulation units outstanding at the end of period	1,508	2,223	1,903	491	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division112

Accumulation unit value:
Beginning of period	$9.25	$7.62	$13.57	$13.59	N/A	N/A
End of period	$10.59	$9.25	$7.62	$13.57	N/A	N/A
Accumulation units outstanding at the end of period	5,123	7,314	5,938	1,571	N/A	N/A

JNL/MCM JNL Optimized 5 Division210

Accumulation unit value:
Beginning of period	$8.41	$6.25	$11.85	$12.02	N/A	N/A
End of period	$9.35	$8.41	$6.25	$11.85	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	618	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.35	$7.13	$11.71	N/A	N/A	N/A
End of period	$10.72	$9.35	$7.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,002	2,065	2,236	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$8.09	$6.08	$11.27	N/A	N/A	N/A
End of period	$8.09	$8.09	$6.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,101	1,795	2,219	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division112

Accumulation unit value:
Beginning of period	$24.80	$21.12	$34.76	$25.28	N/A	N/A
End of period	$28.88	$24.80	$21.12	$34.76	N/A	N/A
Accumulation units outstanding at the end of period	965	796	449	131	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division112

Accumulation unit value:
Beginning of period	$8.15	$7.02	$10.67	$10.10	N/A	N/A
End of period	$9.29	$8.15	$7.02	$10.67	N/A	N/A
Accumulation units outstanding at the end of period	5,266	4,867	3,378	3,886	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$12.74	$9.44	$15.39	N/A	N/A	N/A
End of period	$15.67	$12.74	$9.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	592	653	702	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division112

Accumulation unit value:
Beginning of period	$10.57	$10.31	$17.59	$19.77	N/A	N/A
End of period	$11.91	$10.57	$10.31	$17.59	N/A	N/A
Accumulation units outstanding at the end of period	1,551	1,570	1,284	2,079	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$11.41	$9.16	$13.54	N/A	N/A	N/A
End of period	$14.09	$11.41	$9.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	478	523	521	N/A	N/A	N/A

JNL/MCM Technology Sector Division205

Accumulation unit value:
Beginning of period	$5.82	$3.63	$6.57	$6.34	N/A	N/A
End of period	$6.38	$5.82	$3.63	$6.57	N/A	N/A
Accumulation units outstanding at the end of period	2,185	3,007	1,683	661	N/A	N/A

JNL/MCM Value Line 30 Division112

Accumulation unit value:
Beginning of period	$10.05	$8.96	$17.44	$14.52	N/A	N/A
End of period	$12.03	$10.05	$8.96	$17.44	N/A	N/A
Accumulation units outstanding at the end of period	5,287	5,588	5,182	3,896	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.92	$6.02	N/A	N/A	N/A	N/A
End of period	$9.24	$7.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,035	1,045	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division249

Accumulation unit value:
Beginning of period	$7.36	$4.13	$7.76	N/A	N/A	N/A
End of period	$8.41	$7.36	$4.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,488	1,941	2,365	N/A	N/A	N/A

JNL/PIMCO Real Return Division210

Accumulation unit value:
Beginning of period	$11.71	$10.22	$10.85	$10.76	N/A	N/A
End of period	$12.33	$11.71	$10.22	$10.85	N/A	N/A
Accumulation units outstanding at the end of period	1,053	2,731	1,625	690	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$15.63	$13.85	$14.22	N/A	N/A	N/A
End of period	$16.44	$15.63	$13.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,845	3,141	2,454	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$12.41	$8.67	$12.81	N/A	N/A	N/A
End of period	$14.03	$12.41	$8.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	119	369	338	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division255

Accumulation unit value:
Beginning of period	$8.08	$5.60	$9.01	N/A	N/A	N/A
End of period	$10.23	$8.08	$5.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	413	465	437	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division268

Accumulation unit value:
Beginning of period	$8.13	$6.21	$5.85	N/A	N/A	N/A
End of period	$10.15	$8.13	$6.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	252	259	274	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division264

Accumulation unit value:
Beginning of period	$8.11	$5.91	$8.52	N/A	N/A	N/A
End of period	$10.02	$8.11	$5.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	189	746	509	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.19	$6.63	$9.48	N/A	N/A	N/A
End of period	$10.23	$9.19	$6.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,066	5,472	4,800	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$7.99	$6.63	N/A	N/A	N/A	N/A
End of period	$8.85	$7.99	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	751	758	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$12.01	$9.95	N/A	N/A	N/A	N/A
End of period	$13.64	$12.01	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,021	1,030	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$10.93	$9.42	$11.60	N/A	N/A	N/A
End of period	$11.89	$10.93	$9.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	558	270	283	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$12.34	$10.22	$14.38	N/A	N/A	N/A
End of period	$13.66	$12.34	$10.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	512	503	542	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$23.13	$19.76	$25.36	N/A	N/A	N/A
End of period	$25.06	$23.13	$19.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	408	262	261	N/A	N/A	N/A

JNL/Select Money Market Division169

Accumulation unit value:
Beginning of period	$11.58	$11.83	$11.84	$11.66	N/A	N/A
End of period	$11.32	$11.58	$11.83	$11.84	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	6,033	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$34.28	$23.88	$40.56	N/A	N/A	N/A
End of period	$42.86	$34.28	$23.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	296	306	107	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$11.90	$8.88	$13.40	N/A	N/A	N/A
End of period	$13.48	$11.90	$8.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,659	1,680	546	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division299

Accumulation unit value:
Beginning of period	$13.34	$12.34	N/A	N/A	N/A	N/A
End of period	$14.98	$13.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,765	3,451	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division302

Accumulation unit value:
Beginning of period	$13.74	$12.65	N/A	N/A	N/A	N/A
End of period	$15.55	$13.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,417	1,534	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division333

Accumulation unit value:
Beginning of period	$9.86	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,910	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division335

Accumulation unit value:
Beginning of period	$9.60	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	724	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division334

Accumulation unit value:
Beginning of period	$9.01	N/A	N/A	N/A	N/A	N/A
End of period	$10.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	764	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division343

Accumulation unit value:
Beginning of period	$8.89	N/A	N/A	N/A	N/A	N/A
End of period	$11.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,465	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.50	$6.48	$13.60	$10.18	N/A	N/A
End of period	$10.90	$9.50	$6.48	$13.60	N/A	N/A
Accumulation units outstanding at the end of period	3,292	4,710	2,996	5,425	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division359

Accumulation unit value:
Beginning of period	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	864	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.08	$8.42	$12.02	$11.39	$10.53	$9.67
End of period	$10.74	$10.08	$8.42	$12.02	$11.39	$10.53
Accumulation units outstanding at the end of period	5,897	10,184	9,791	2,075	370	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$21.03	$15.57	$27.69	$23.49	$21.20	$19.14
End of period	$22.97	$21.03	$15.57	$27.69	$23.49	$21.20
Accumulation units outstanding at the end of period	464	248	531	903	488	-

JNL/Capital Guardian U.S. Growth
Equity Division1
Accumulation unit value:
Beginning of period	$20.45	$15.52	$26.86	$25.05	$24.51	$23.38
End of period	$22.52	$20.45	$15.52	$26.86	$25.05	$24.51
Accumulation units outstanding at the end of period	1,270	918	521	134	252	253

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.56	$10.37	$17.40	$17.71	$16.12	$15.74
End of period	$14.82	$13.56	$10.37	$17.40	$17.71	$16.12
Accumulation units outstanding at the end of period	-	302	-	-	-	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$18.70	$14.12	$23.41	$21.37	$18.21	$17.26
End of period	$24.79	$18.70	$14.12	$23.41	$21.37	$18.21
Accumulation units outstanding at the end of period	1,743	852	2,370	4,651	1,223	741

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.84	$6.16	$9.87	$10.03	N/A	N/A
End of period	$8.45	$7.84	$6.16	$9.87	N/A	N/A
Accumulation units outstanding at the end of period	38,530	46,464	108,067	104,058	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.30	$5.71	$9.84	$10.13	N/A	N/A
End of period	$7.64	$7.30	$5.71	$9.84	N/A	N/A
Accumulation units outstanding at the end of period	1,651	1,762	2,888	1,808	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.60	$7.39	$10.76	$10.93	N/A	N/A
End of period	$10.56	$9.60	$7.39	$10.76	N/A	N/A
Accumulation units outstanding at the end of period	19,186	22,665	20,095	9,673	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division207
Accumulation unit value:
Beginning of period	$6.62	$4.44	$9.85	$10.00	N/A	N/A
End of period	$7.80	$6.62	$4.44	$9.85	N/A	N/A
Accumulation units outstanding at the end of period	-	1,157	417	378	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.37	$5.95	$9.80	$9.88	N/A	N/A
End of period	$8.03	$7.37	$5.95	$9.80	N/A	N/A
Accumulation units outstanding at the end of period	4,287	3,604	3,563	3,444	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.78	$7.49	$11.46	$12.50	$10.86	$10.78
End of period	$12.13	$9.78	$7.49	$11.46	$12.50	$10.86
Accumulation units outstanding at the end of period	1,227	1,341	1,961	1,694	4,293	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$18.96	$17.00	$18.34	$17.54	$17.14	$17.04
End of period	$19.94	$18.96	$17.00	$18.34	$17.54	$17.14
Accumulation units outstanding at the end of period	2,397	2,216	2,393	2,008	994	429

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.57	$11.05	N/A	N/A	N/A	N/A
End of period	$13.12	$11.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,028	2,701	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.32	$7.96	$12.75	$12.69	$11.22	$11.13
End of period	$12.55	$10.32	$7.96	$12.75	$12.69	$11.22
Accumulation units outstanding at the end of period	3,791	3,447	3,850	5,438	682	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.89	$6.46	$10.61	$10.15	N/A	N/A
End of period	$8.38	$7.89	$6.46	$10.61	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	719	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.38	$8.02	$12.76	$15.36	$11.52	$10.21
End of period	$11.89	$10.38	$8.02	$12.76	$15.36	$11.52
Accumulation units outstanding at the end of period	1,531	1,946	2,831	673	6,819	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.28	$9.92	$17.19	$16.02	$13.37	$12.07
End of period	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37
Accumulation units outstanding at the end of period	1,941	2,268	2,178	4,988	3,957	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$10.05	$8.28	$13.59	$12.01	$11.39	$10.60
End of period	$11.54	$10.05	$8.28	$13.59	$12.01	$11.39
Accumulation units outstanding at the end of period	1,648	870	1,096	751	846	809

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.60	$8.80	$14.95	$13.73	$12.29	$11.22
End of period	$14.31	$11.60	$8.80	$14.95	$13.73	$12.29
Accumulation units outstanding at the end of period	-	-	-	666	-	-

JNL/Ivy Asset Strategy Division311

Accumulation unit value:
Beginning of period	$10.35	$10.00	N/A	N/A	N/A	N/A
End of period	$11.11	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,833	2,031	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.11	$8.73	$16.10	$14.72	$11.41	$9.65
End of period	$11.68	$11.11	$8.73	$16.10	$14.72	$11.41
Accumulation units outstanding at the end of period	5,139	4,020	5,239	6,064	8,068	290

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$17.53	$12.54	$23.10	$21.90	$19.63	$18.94
End of period	$21.51	$17.53	$12.54	$23.10	$21.90	$20.00
Accumulation units outstanding at the end of period	139	156	337	268	161	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$15.83	$15.62	$15.00	$14.43	$14.30	$14.27
End of period	$16.61	$15.83	$15.62	$15.00	$14.43	$14.30
Accumulation units outstanding at the end of period	3,067	2,369	5,679	2,183	1,237	552

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division106

Accumulation unit value:
Beginning of period	$11.42	$6.81	$13.94	$10.82	$10.60	N/A
End of period	$13.61	$11.42	$6.81	$13.94	$10.82	N/A
Accumulation units outstanding at the end of period	8,588	5,772	4,191	6,644	-	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$14.96	$10.96	$18.38	$19.31	$17.25	$15.81
End of period	$18.00	$14.96	$10.96	$18.38	$19.31	$17.25
Accumulation units outstanding at the end of period	486	310	429	396	107	786

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division178
Accumulation unit value:
Beginning of period	$7.41	$6.09	$9.77	$10.12	N/A	N/A
End of period	$8.43	$7.41	$6.09	$9.77	N/A	N/A
Accumulation units outstanding at the end of period	952	1,058	1,254	1,589	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.71	$7.17	$11.32	$11.92	$10.87	$10.94
End of period	$12.86	$10.71	$7.17	$11.32	$11.92	$10.87
Accumulation units outstanding at the end of period	8,053	6,613	9,346	15,840	19,177	169

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.89	$11.50	$11.35	$10.91	$10.77	$10.80
End of period	$12.30	$11.89	$11.50	$11.35	$10.91	$10.77
Accumulation units outstanding at the end of period	5,960	11,119	5,401	2,680	947	341

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.21	$3.43	$5.81	$5.70	$4.29	$4.27
End of period	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29
Accumulation units outstanding at the end of period	643	600	594	6,083	6,045	-

JNL/MCM Consumer Brands Sector Division1

Accumulation unit value:
Beginning of period	$8.64	$6.64	$9.89	$10.99	$9.91	$10.11
End of period	$10.37	$8.64	$6.64	$9.89	$10.99	$9.91
Accumulation units outstanding at the end of period	87	427	855	838	311	309

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$6.31	$5.57	$10.57	$10.70	$8.45	$8.91
End of period	$7.69	$6.31	$5.57	$10.57	$10.70	$8.45
Accumulation units outstanding at the end of period	3,417	4,546	4,260	12,819	29,656	-

JNL/MCM Dow Dividend Division5

Accumulation unit value:
Beginning of period	$6.00	$5.11	$10.32	$11.73	$10.00	N/A
End of period	$6.57	$6.00	$5.11	$10.32	$11.73	N/A
Accumulation units outstanding at the end of period	3,342	10,795	10,277	13,457	18,906	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.29	$5.42	$11.24	$13.92	$12.62	$11.36
End of period	$6.97	$6.29	$5.42	$11.24	$13.92	$12.00
Accumulation units outstanding at the end of period	2,124	2,753	2,869	6,756	835	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.63	$9.08	$18.05	$16.62	$12.14	$10.78
End of period	$13.04	$11.63	$9.08	$18.05	$16.62	$12.14
Accumulation units outstanding at the end of period	3,814	9,089	9,218	16,570	22,064	886

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.48	$8.87	$11.81	$11.24	$10.82	$10.18
End of period	$10.64	$10.48	$8.87	$11.81	$11.24	$10.82
Accumulation units outstanding at the end of period	968	3,488	1,900	5,715	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.26	$7.69	N/A	N/A	N/A	N/A
End of period	$9.34	$8.26	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	614	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.69	$10.83	$19.42	$18.00	$14.67	$12.92
End of period	$14.29	$13.69	$10.83	$19.42	$18.00	$14.67
Accumulation units outstanding at the end of period	2,347	3,568	3,545	6,419	1,858	420

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.23	$7.61	$13.55	$13.67	$11.77	$10.55
End of period	$10.57	$9.23	$7.61	$13.55	$13.67	$11.77
Accumulation units outstanding at the end of period	59,470	84,677	147,380	218,639	66,580	8,922

JNL/MCM JNL Optimized 5 Division73

Accumulation unit value:
Beginning of period	$8.40	$6.24	$11.84	$10.67	$9.57	N/A
End of period	$9.33	$8.40	$6.24	$11.84	$10.67	N/A
Accumulation units outstanding at the end of period	3,123	3,035	5,090	9,852	1,429	N/A

JNL/MCM Nasdaq 25 Division2

Accumulation unit value:
Beginning of period	$9.33	$7.12	$12.46	$10.71	$10.46	$10.52
End of period	$10.69	$9.33	$7.12	$12.46	$10.71	$10.46
Accumulation units outstanding at the end of period	3,804	5,744	4,145	1,971	-	-

JNL/MCM NYSE International 25 Division170

Accumulation unit value:
Beginning of period	$8.08	$6.08	$11.50	$10.21	N/A	N/A
End of period	$8.08	$8.08	$6.08	$11.50	N/A	N/A
Accumulation units outstanding at the end of period	574	1,909	1,930	1,862	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$24.70	$21.04	$34.65	$26.21	$22.20	$16.10
End of period	$28.75	$24.70	$21.04	$34.65	$26.21	$22.20
Accumulation units outstanding at the end of period	1,287	1,674	1,464	3,333	801	297
JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division2

Accumulation unit value:
Beginning of period	$7.74	$6.61	$13.43	$13.09	$12.79	$9.58
End of period	$8.42	$7.74	$6.61	$13.43	$13.09	$12.79
Accumulation units outstanding at the end of period	1,986	3,140	8,086	14,795	15,714	-

JNL/MCM S&P 24 Division47

Accumulation unit value:
Beginning of period	$8.14	$7.01	$10.66	$10.14	$9.67	N/A
End of period	$9.28	$8.14	$7.01	$10.66	$10.14	N/A
Accumulation units outstanding at the end of period	-	1,155	2,105	2,114	5,799	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.70	$9.41	$15.43	$14.70	$13.71	$12.05
End of period	$15.62	$12.70	$9.41	$15.43	$14.70	$13.71
Accumulation units outstanding at the end of period	6,012	4,026	6,481	10,704	2,367	179

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$9.03	$7.34	$12.04	$11.75	$10.44	$10.10
End of period	$10.10	$9.03	$7.34	$12.04	$11.75	$10.44
Accumulation units outstanding at the end of period	2,750	3,633	3,674	4,074	2,209	-

JNL/MCM S&P SMid 60 Division175

Accumulation unit value:
Beginning of period	$9.47	$6.00	$8.79	$10.33	N/A	N/A
End of period	$11.18	$9.47	$6.00	$8.79	N/A	N/A
Accumulation units outstanding at the end of period	8,127	5,027	3,687	369	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.55	$10.29	$17.57	$20.07	$18.76	$16.22
End of period	$11.88	$10.55	$10.29	$17.57	$20.07	$18.76
Accumulation units outstanding at the end of period	410	2,841	887	857	6,100	98

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.37	$9.14	$14.37	$15.02	$13.08	$12.17
End of period	$14.04	$11.37	$9.14	$14.37	$15.02	$13.08
Accumulation units outstanding at the end of period	3,649	4,395	3,129	4,870	1,456	187

JNL/MCM Technology Sector Division39

Accumulation unit value:
Beginning of period	$5.79	$3.62	$6.55	$5.85	$5.37	N/A
End of period	$6.35	$5.79	$3.62	$6.55	$5.85	N/A
Accumulation units outstanding at the end of period	7,938	7,652	1,233	11,276	593	N/A

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.03	$8.94	$17.42	$14.91	$15.47	$11.20
End of period	$12.00	$10.03	$8.94	$17.42	$14.91	$15.47
Accumulation units outstanding at the end of period	4,448	6,969	15,151	15,948	18,910	949

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.53	$7.87	$14.07	$13.00	$11.86	$10.78
End of period	$10.74	$9.53	$7.87	$14.07	$13.00	$11.86
Accumulation units outstanding at the end of period	3,981	14,251	17,941	18,170	9,275	8,390

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.40	$8.36	$14.47	$13.93	$12.18	$10.58
End of period	$12.85	$11.40	$8.36	$14.47	$13.93	$12.18
Accumulation units outstanding at the end of period	3,710	3,710	3,448	4,687	3,207	990

JNL/PAM Asia ex-Japan Division236

Accumulation unit value:
Beginning of period	$7.91	$4.77	$8.89	N/A	N/A	N/A
End of period	$9.23	$7.91	$4.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	853	920	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division238

Accumulation unit value:
Beginning of period	$7.35	$4.13	$7.81	N/A	N/A	N/A
End of period	$8.40	$7.35	$4.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	854	1,693	2,662	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.70	$10.21	$10.85	$10.23	N/A	N/A
End of period	$12.31	$11.70	$10.21	$10.85	N/A	N/A
Accumulation units outstanding at the end of period	18,272	25,781	19,350	17,655	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.56	$13.79	$14.05	$13.29	$13.14	$13.11
End of period	$16.36	$15.56	$13.79	$14.05	$13.29	$13.14
Accumulation units outstanding at the end of period	28,685	61,786	26,844	22,899	3,367	1,226

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.35	$8.64	$12.77	$13.21	$12.23	$12.27
End of period	$13.96	$12.35	$8.64	$12.77	$13.21	$12.23
Accumulation units outstanding at the end of period	2,215	335	175	2,967	156	1,123

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.07	$7.46	N/A	N/A	N/A	N/A
End of period	$10.22	$8.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	602	3,298	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$8.33	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	601	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division1

Accumulation unit value:
Beginning of period	$13.85	$9.80	$19.00	$20.60	$18.65	$16.81
End of period	$15.90	$13.85	$9.80	$19.00	$20.60	$18.65
Accumulation units outstanding at the end of period	-	-	-	-	236	236

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.27	N/A	N/A	N/A	N/A	N/A
End of period	$10.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,600	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.18	$6.62	$9.76	N/A	N/A	N/A
End of period	$10.21	$9.18	$6.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,748	34,756	19,095	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.64	$6.84	$9.78	N/A	N/A	N/A
End of period	$10.61	$9.64	$6.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	935	6,665	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.59	$6.19	$10.32	N/A	N/A	N/A
End of period	$8.36	$7.59	$6.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,865	6,865	6,865	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.80	N/A	N/A	N/A	N/A	N/A
End of period	$9.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,545	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$7.99	$6.66	$10.37	N/A	N/A	N/A
End of period	$8.84	$7.99	$6.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	239	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.52	$7.06	$9.59	N/A	N/A	N/A
End of period	$9.85	$8.52	$7.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	598	1,018	1,317	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.53	$6.21	$9.81	N/A	N/A	N/A
End of period	$10.65	$9.53	$6.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,832	968	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.61	$9.07	$15.25	$14.30	$12.66	$11.70
End of period	$13.29	$11.61	$9.07	$15.25	$14.30	$12.66
Accumulation units outstanding at the end of period	15,269	17,618	20,050	20,640	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.69	$9.63	$11.43	$11.00	$10.44	$10.28
End of period	$11.35	$10.69	$9.63	$11.43	$11.00	$10.44
Accumulation units outstanding at the end of period	15,401	9,447	3,803	4,375	-	-

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$11.96	$9.56	$15.13	$14.24	$12.76	$11.88
End of period	$13.57	$11.96	$9.56	$15.13	$14.24	$12.76
Accumulation units outstanding at the end of period	6,500	13,875	13,622	12,666	239	239

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$10.90	$9.40	$12.22	$11.60	$10.76	$10.40
End of period	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76
Accumulation units outstanding at the end of period	40,554	39,291	42,067	45,627	18,308	-

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$12.28	$10.18	$14.37	$13.53	$12.34	$11.70
End of period	$13.59	$12.28	$10.18	$14.37	$13.53	$12.34
Accumulation units outstanding at the end of period	35,005	36,239	39,745	35,268	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.83	$6.32	$9.86	N/A	N/A	N/A
End of period	$9.50	$8.83	$6.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,570	895	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$22.99	$19.66	$25.37	$24.15	$21.74	$20.82
End of period	$24.90	$22.99	$19.66	$25.37	$24.15	$21.74
Accumulation units outstanding at the end of period	3,037	3,743	6,682	4,151	4,177	282

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$11.52	$11.77	$11.78	$11.51	$11.27	$11.22
End of period	$11.26	$11.52	$11.77	$11.78	$11.51	$11.27
Accumulation units outstanding at the end of period	11,029	34,803	118,268	41,337	43,477	-

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$16.77	$13.84	$21.25	$20.16	$17.06	$15.83
End of period	$18.63	$16.77	$13.84	$21.25	$20.16	$17.06
Accumulation units outstanding at the end of period	-	1,102	502	2,735	2,798	144

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.98	$16.38	$29.33	$27.26	$24.53	$23.22
End of period	$26.22	$22.98	$16.38	$29.33	$27.26	$24.53
Accumulation units outstanding at the end of period	1,354	849	656	1,741	-	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$34.08	$23.75	$40.94	$35.74	$34.24	$29.50
End of period	$42.59	$34.08	$23.75	$40.94	$35.74	$34.24
Accumulation units outstanding at the end of period	1,883	1,524	1,017	3,834	200	82

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.05	$9.56	$10.43	N/A	N/A	N/A
End of period	$10.11	$10.05	$9.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,432	10,450	4,128	N/A	N/A	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$11.85	$8.85	$15.20	$15.43	$13.15	$12.38
End of period	$13.42	$11.85	$8.85	$15.20	$15.43	$13.15
Accumulation units outstanding at the end of period	2,048	2,209	2,507	4,974	416	140

Accumulation Unit Values
Contract with Endorsements - 2.345%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$21.22	N/A	N/A	N/A	N/A	N/A
End of period	$22.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	79	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.58	$7.38	$10.72	N/A	N/A	N/A
End of period	$10.54	$9.58	$7.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	512	826	422	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.68	N/A	N/A	N/A	N/A	N/A
End of period	$13.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	207	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.47	N/A	N/A	N/A	N/A	N/A
End of period	$12.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	143	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division112

Accumulation unit value:
Beginning of period	$13.19	$9.86	$17.09	$16.01	N/A	N/A
End of period	$14.47	$13.19	$9.86	$17.09	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	728	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.54	N/A	N/A	N/A	N/A	N/A
End of period	$11.10	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	405	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	$15.71	$15.51	$15.04	N/A	N/A	N/A
End of period	$16.48	$15.71	$15.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	487	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division112

Accumulation unit value:
Beginning of period	$11.40	$6.80	$13.93	$10.82	N/A	N/A
End of period	$13.58	$11.40	$6.80	$13.93	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	921	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.84	$11.46	$11.39	N/A	N/A	N/A
End of period	$12.25	$11.84	$11.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,616	2,415	878	N/A	N/A	N/A

JNL/MCM Communications Sector Division112

Accumulation unit value:
Beginning of period	$4.19	$3.41	$5.79	$5.70	N/A	N/A
End of period	$5.01	$4.19	$3.41	$5.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,208	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division112

Accumulation unit value:
Beginning of period	$6.25	$5.40	$11.20	$13.92	N/A	N/A
End of period	$6.93	$6.25	$5.40	$11.20	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,203	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division112

Accumulation unit value:
Beginning of period	$10.43	$8.82	$11.76	$11.19	N/A	N/A
End of period	$10.58	$10.43	$8.82	$11.76	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,109	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.24	$6.74	$8.61	N/A	N/A	N/A
End of period	$9.32	$8.24	$6.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,367	2,375	2,363	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$24.57	$20.95	$34.80	N/A	N/A	N/A
End of period	$28.59	$24.57	$20.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	162	183	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division112

Accumulation unit value:
Beginning of period	$5.76	$3.60	$6.52	$5.84	N/A	N/A
End of period	$6.31	$5.76	$3.60	$6.52	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	3,877	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.68	$10.20	$10.98	N/A	N/A	N/A
End of period	$12.29	$11.68	$10.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,833	3,239	1,266	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division112

Accumulation unit value:
Beginning of period	$15.47	$13.72	$13.99	$13.28	N/A	N/A
End of period	$16.25	$15.47	$13.72	$13.99	N/A	N/A
Accumulation units outstanding at the end of period	554	2,358	553	2,668	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005
JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$9.23	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	182	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$11.72	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	68	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$11.89	$9.50	$14.94	N/A	N/A	N/A
End of period	$13.49	$11.89	$9.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	133	334	162	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$12.21	$10.13	$14.25	N/A	N/A	N/A
End of period	$13.50	$12.21	$10.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,382	2,421	2,464	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$22.82	$19.52	$25.08	N/A	N/A	N/A
End of period	$24.71	$22.82	$19.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	218	343	130	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.43	$11.69	$11.71	N/A	N/A	N/A
End of period	$11.17	$11.43	$11.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	241	-	12,611	N/A	N/A	N/A

JNL/Select Value Division112

Accumulation unit value:
Beginning of period	$16.69	$13.78	$21.16	$20.02	N/A	N/A
End of period	$18.53	$16.69	$13.78	$21.16	N/A	N/A
Accumulation units outstanding at the end of period	-	237	111	1,184	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division112

Accumulation unit value:
Beginning of period	$33.83	$23.59	$40.69	$35.47	N/A	N/A
End of period	$42.26	$33.83	$23.59	$40.69	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	941	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.04	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	980	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division112

Accumulation unit value:
Beginning of period	$11.80	$8.81	$15.15	$15.39	N/A	N/A
End of period	$13.36	$11.80	$8.81	$15.15	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,641	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.47	$6.47	$13.59	$10.44	N/A	N/A
End of period	$10.86	$9.47	$6.47	$13.59	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,340	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$9.98	$8.35	$11.93	$11.32	$10.46	$9.62
End of period	$10.63	$9.98	$8.35	$11.93	$11.32	$10.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division16
Accumulation unit value:
Beginning of period	$20.72	$15.35	$27.34	$23.21	$21.81	N/A
End of period	$22.61	$20.72	$15.35	$27.34	$23.21	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$20.17	$15.32	$26.54	$24.78	$24.26	$23.25
End of period	$22.18	$20.17	$15.32	$26.54	$24.78	$24.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.38	$10.24	$17.21	$17.52	$15.97	$15.61
End of period	$14.61	$13.38	$10.24	$17.21	$17.52	$15.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$18.45	$13.95	$23.15	$21.15	$18.04	$17.29
End of period	$24.43	$18.45	$13.95	$23.15	$21.15	$18.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.81	$6.15	$9.86	$9.97	N/A	N/A
End of period	$8.42	$7.81	$6.15	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	-	164	197	197	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division69

Accumulation unit value:
Beginning of period	$9.56	$7.37	$10.74	$10.81	$10.02	N/A
End of period	$10.51	$9.56	$7.37	$10.74	$10.81	N/A
Accumulation units outstanding at the end of period	-	302	364	364	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.74	$7.46	$11.43	$12.48	$10.86	$10.94
End of period	$12.06	$9.74	$7.46	$11.43	$12.48	$10.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$18.69	$16.76	$18.11	$17.34	$16.96	$16.91
End of period	$19.63	$18.69	$16.76	$18.11	$17.34	$16.96
Accumulation units outstanding at the end of period	-	193	232	232	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.27	$7.93	$12.71	$12.67	$11.21	$10.97
End of period	$12.48	$10.27	$7.93	$12.71	$12.67	$11.21
Accumulation units outstanding at the end of period	-	-	-	-	-	375

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.33	$7.99	$12.72	$15.33	$11.51	$10.70
End of period	$11.82	$10.33	$7.99	$12.72	$15.33	$11.51
Accumulation units outstanding at the end of period	-	106	128	128	-	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.10	$9.79	$16.98	$15.85	$13.24	$11.96
End of period	$14.36	$13.10	$9.79	$16.98	$15.85	$13.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$9.97	$8.22	$13.50	$11.95	$11.35	$10.70
End of period	$11.43	$9.97	$8.22	$13.50	$11.95	$11.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.52	$8.75	$14.87	$13.68	$12.24	$11.19
End of period	$14.19	$11.52	$8.75	$14.87	$13.68	$12.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$10.98	$8.64	$15.94	$14.59	$11.32	$9.58
End of period	$11.53	$10.98	$8.64	$15.94	$14.59	$11.32
Accumulation units outstanding at the end of period	-	-	-	719	-	576

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$17.27	$12.37	$22.81	$21.65	$19.78	$18.40
End of period	$21.18	$17.27	$12.37	$22.81	$21.65	$19.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$15.60	$15.41	$14.81	$14.27	$14.15	$14.23
End of period	$16.35	$15.60	$15.41	$14.81	$14.27	$14.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division102

Accumulation unit value:
Beginning of period	$11.38	$6.79	$13.92	$10.82	$10.22	N/A
End of period	$13.55	$11.38	$6.79	$13.92	$10.82	N/A
Accumulation units outstanding at the end of period	-	-	-	897	-	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.79	$10.85	$18.20	$19.14	$17.11	$15.75
End of period	$17.77	$14.79	$10.85	$18.20	$19.14	$17.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-
JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division2

Accumulation unit value:
Beginning of period	$10.58	$7.09	$11.20	$11.81	$10.78	$10.97
End of period	$12.69	$10.58	$7.09	$11.20	$11.81	$10.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.79	$11.42	$11.28	$10.86	$10.73	$10.81
End of period	$12.19	$11.79	$11.42	$11.28	$10.86	$10.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.16	$3.40	$5.76	$5.66	$4.26	$4.05
End of period	$4.98	$4.16	$3.40	$5.76	$5.66	$4.26
Accumulation units outstanding at the end of period	-	-	-	1,365	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$8.55	$6.58	$9.81	$10.90	$9.85	$9.42
End of period	$10.25	$8.55	$6.58	$9.81	$10.90	$9.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$6.25	$5.52	$10.48	$10.62	$8.40	$8.86
End of period	$7.60	$6.25	$5.52	$10.48	$10.62	$8.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division57

Accumulation unit value:
Beginning of period	$5.98	$5.09	$10.30	$11.72	$10.13	N/A
End of period	$6.54	$5.98	$5.09	$10.30	$11.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division1

Accumulation unit value:
Beginning of period	$6.22	$5.37	$11.15	$13.82	$11.93	$11.27
End of period	$6.89	$6.22	$5.37	$11.15	$13.82	$11.93
Accumulation units outstanding at the end of period	-	-	-	-	-	870

JNL/MCM Global 15 Division2

Accumulation unit value:
Beginning of period	$11.49	$8.98	$17.86	$16.47	$12.04	$10.73
End of period	$12.86	$11.49	$8.98	$17.86	$16.47	$12.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.37	$8.78	$11.71	$11.16	$10.75	$10.16
End of period	$10.52	$10.37	$8.78	$11.71	$11.16	$10.75
Accumulation units outstanding at the end of period	-	-	-	-	-	389

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.58	$10.76	$19.31	$17.91	$14.61	$12.88
End of period	$14.16	$13.58	$10.76	$19.31	$17.91	$14.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.19	$7.58	$13.51	$13.64	$11.76	$10.55
End of period	$10.50	$9.19	$7.58	$13.51	$13.64	$11.76
Accumulation units outstanding at the end of period	-	1,901	2,012	1,859	1,777	1,827

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.28	$7.09	$12.42	$10.68	$10.45	$9.76
End of period	$10.62	$9.28	$7.09	$12.42	$10.68	$10.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$24.44	$20.85	$34.36	$26.02	$22.06	$16.69
End of period	$28.42	$24.44	$20.85	$34.36	$26.02	$22.06
Accumulation units outstanding at the end of period	-	61	74	74	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division2

Accumulation unit value:
Beginning of period	$7.64	$6.53	$13.28	$12.96	$12.68	$9.50
End of period	$8.31	$7.64	$6.53	$13.28	$12.96	$12.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.60	$9.35	$15.34	$14.63	$13.66	$12.16
End of period	$15.48	$12.60	$9.35	$15.34	$14.63	$13.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.96	$7.29	$11.97	$11.69	$10.40	$10.07
End of period	$10.01	$8.96	$7.29	$11.97	$11.69	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division2

Accumulation unit value:
Beginning of period	$10.42	$10.17	$17.38	$19.89	$18.60	$16.44
End of period	$11.72	$10.42	$10.17	$17.38	$19.89	$18.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.28	$9.07	$14.28	$14.94	$13.03	$12.27
End of period	$13.92	$11.28	$9.07	$14.28	$14.94	$13.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division1

Accumulation unit value:
Beginning of period	$5.73	$3.58	$6.49	$5.80	$5.43	$4.78
End of period	$6.28	$5.73	$3.58	$6.49	$5.80	$5.43
Accumulation units outstanding at the end of period	-	-	-	-	-	2,247

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.97	$8.91	$17.36	$14.88	$15.45	$12.23
End of period	$11.92	$9.97	$8.91	$17.36	$14.88	$15.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$9.48	$7.84	$14.03	$12.97	$11.85	$10.40
End of period	$10.68	$9.48	$7.84	$14.03	$12.97	$11.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.31	$8.31	$14.39	$13.86	$12.14	$10.51
End of period	$12.74	$11.31	$8.31	$14.39	$13.86	$12.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.66	$10.19	$10.84	$10.21	N/A	N/A
End of period	$12.26	$11.66	$10.19	$10.84	N/A	N/A
Accumulation units outstanding at the end of period	-	165	199	199	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.38	$13.64	$13.92	$13.17	$13.04	$13.02
End of period	$16.15	$15.38	$13.64	$13.92	$13.17	$13.04
Accumulation units outstanding at the end of period	-	365	561	665	569	531

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$12.21	$8.55	$12.64	$13.10	$12.14	$12.14
End of period	$13.78	$12.21	$8.55	$12.64	$13.10	$12.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$13.65	$9.67	$18.76	$20.36	$18.45	$17.83
End of period	$15.65	$13.65	$9.67	$18.76	$20.36	$18.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.48	$8.97	$15.10	$14.17	$12.56	$11.62
End of period	$13.12	$11.48	$8.97	$15.10	$14.17	$12.56
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.63	$9.59	$11.39	$10.98	$10.42	$10.25
End of period	$11.28	$10.63	$9.59	$11.39	$10.98	$10.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.82	$9.45	$14.98	$14.12	$12.67	$11.85
End of period	$13.40	$11.82	$9.45	$14.98	$14.12	$12.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$10.85	$9.36	$12.18	$11.58	$10.74	$10.38
End of period	$11.79	$10.85	$9.36	$12.18	$11.58	$10.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$12.14	$10.07	$14.23	$13.42	$12.25	$11.62
End of period	$13.42	$12.14	$10.07	$14.23	$13.42	$12.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$22.66	$19.39	$25.05	$23.87	$21.51	$20.62
End of period	$24.52	$22.66	$19.39	$25.05	$23.87	$21.51
Accumulation units outstanding at the end of period	-	255	338	352	332	328

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$11.35	$11.61	$11.63	$11.38	$11.15	$11.11
End of period	$11.08	$11.35	$11.61	$11.63	$11.38	$11.15
Accumulation units outstanding at the end of period	-	-	4,862	-	4,923	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.63	$13.74	$21.11	$20.05	$16.98	$15.92
End of period	$18.46	$16.63	$13.74	$21.11	$20.05	$16.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.64	$16.16	$28.96	$26.94	$24.27	$23.00
End of period	$25.81	$22.64	$16.16	$28.96	$26.94	$24.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-
JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$33.59	$23.43	$40.43	$35.33	$33.88	$29.22
End of period	$41.93	$33.59	$23.43	$40.43	$35.33	$33.88
Accumulation units outstanding at the end of period	-	-	-	216	-	125

JNL/T.Rowe Price Short-Term Bond Division52

Accumulation unit value:
Beginning of period	$10.02	$9.53	$10.38	$10.15	$10.00	N/A
End of period	$10.07	$10.02	$9.53	$10.38	$10.15	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.74	$8.77	$15.09	$15.33	$13.08	$12.39
End of period	$13.28	$11.74	$8.77	$15.09	$15.33	$13.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.405%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division1
Accumulation unit value:
Beginning of period	$20.13	$15.29	$26.50	$24.74	$24.22	$23.03
End of period	$22.14	$20.13	$15.29	$26.50	$24.74	$24.22
Accumulation units outstanding at the end of period	-	-	-	-	-	182

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division81

Accumulation unit value:
Beginning of period	$18.42	$13.93	$23.12	$21.13	$19.07	N/A
End of period	$24.40	$18.42	$13.93	$23.12	$21.13	N/A
Accumulation units outstanding at the end of period	-	83	104	87	109	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$18.66	$16.74	$18.08	$17.31	$16.94	$16.95
End of period	$19.60	$18.66	$16.74	$18.08	$17.31	$16.94
Accumulation units outstanding at the end of period	-	157	253	465	490	368

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.27	$7.50	N/A	N/A	N/A	N/A
End of period	$12.47	$10.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	146	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$9.96	$8.21	$13.49	$11.79	N/A	N/A
End of period	$11.42	$9.96	$8.21	$13.49	N/A	N/A
Accumulation units outstanding at the end of period	-	451	-	158	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division14

Accumulation unit value:
Beginning of period	$10.97	$8.63	$15.93	$14.57	$11.89	N/A
End of period	$11.52	$10.97	$8.63	$15.93	$14.57	N/A
Accumulation units outstanding at the end of period	-	272	359	257	322	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$14.77	$10.83	$18.18	$19.13	$17.10	$15.10
End of period	$17.75	$14.77	$10.83	$18.18	$19.13	$17.10
Accumulation units outstanding at the end of period	-	-	-	102	241	250

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$10.57	$7.08	$11.19	$11.80	$10.77	$10.99
End of period	$12.67	$10.57	$7.08	$11.19	$11.80	$10.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$9.18	$7.58	$13.50	$13.64	$11.76	$10.58
End of period	$10.50	$9.18	$7.58	$13.50	$13.64	$11.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$7.63	$6.52	$13.27	$12.94	$12.67	$10.21
End of period	$8.30	$7.63	$6.52	$13.27	$12.94	$12.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.59	$9.34	$15.33	$14.62	$13.65	$12.15
End of period	$15.46	$12.59	$9.34	$15.33	$14.62	$13.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.95	$7.28	$11.96	$11.68	$10.40	$10.07
End of period	$10.00	$8.95	$7.28	$11.96	$11.68	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division14

Accumulation unit value:
Beginning of period	$10.41	$10.16	$17.36	$19.86	$18.65	N/A
End of period	$11.71	$10.41	$10.16	$17.36	$19.86	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division14

Accumulation unit value:
Beginning of period	$9.97	$8.90	$17.35	$14.88	$14.96	N/A
End of period	$11.92	$9.97	$8.90	$17.35	$14.88	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.30	$8.30	$14.38	$13.85	$12.13	$10.10
End of period	$12.73	$11.30	$8.30	$14.38	$13.85	$12.13
Accumulation units outstanding at the end of period	-	-	-	-	-	370

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.66	$10.34	N/A	N/A	N/A	N/A
End of period	$12.26	$11.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	252	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.36	$13.63	$13.90	$13.16	$13.02	$13.11
End of period	$16.13	$15.36	$13.63	$13.90	$13.16	$13.02
Accumulation units outstanding at the end of period	-	191	315	304	319	476

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.19	$8.53	$12.62	$13.08	$12.12	$12.23
End of period	$13.76	$12.19	$8.53	$12.62	$13.08	$12.12
Accumulation units outstanding at the end of period	-	122	156	157	167	170

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division81

Accumulation unit value:
Beginning of period	$11.81	$9.44	$14.96	$14.10	$13.02	N/A
End of period	$13.38	$11.81	$9.44	$14.96	$14.10	N/A
Accumulation units outstanding at the end of period	-	-	-	-	159	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$12.13	$10.06	$14.22	$13.40	$12.24	$11.95
End of period	$13.40	$12.13	$10.06	$14.22	$13.40	$12.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$22.62	$19.36	$25.02	$23.84	$21.49	$18.42
End of period	$24.48	$22.62	$19.36	$25.02	$23.84	$21.49
Accumulation units outstanding at the end of period	-	-	-	80	-	199

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.33	$11.59	$11.62	$11.36	$11.14	$11.09
End of period	$11.06	$11.33	$11.59	$11.62	$11.36	$11.14
Accumulation units outstanding at the end of period	-	130	120	176	184	188

JNL/Select Value Division14

Accumulation unit value:
Beginning of period	$16.61	$13.73	$21.10	$20.04	$17.44	N/A
End of period	$18.44	$16.61	$13.73	$21.10	$20.04	N/A
Accumulation units outstanding at the end of period	-	357	306	282	224	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$22.61	$16.14	$28.92	$26.91	$24.24	$24.73
End of period	$25.77	$22.61	$16.14	$28.92	$26.91	$24.24
Accumulation units outstanding at the end of period	-	-	256	139	169	90

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$33.53	$23.39	$40.38	$40.83	N/A	N/A
End of period	$41.86	$33.53	$23.39	$40.38	N/A	N/A
Accumulation units outstanding at the end of period	-	45	124	50	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$11.73	$8.76	$15.08	$15.32	$13.07	$12.83
End of period	$13.27	$11.73	$8.76	$15.08	$15.32	$13.07
Accumulation units outstanding at the end of period	-	-	154	-	298	330

Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.46	$6.46	$13.58	$11.18	N/A	N/A
End of period	$10.84	$9.46	$6.46	$13.58	N/A	N/A
Accumulation units outstanding at the end of period	-	875	938	1,167	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$9.94	$8.31	$11.88	$11.28	$10.43	$9.49
End of period	$10.57	$9.94	$8.31	$11.88	$11.28	$10.43
Accumulation units outstanding at the end of period	-	767	1,388	2,021	2,067	2,117

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$20.57	$15.25	$27.17	$23.08	$20.87	$20.53
End of period	$22.44	$20.57	$15.25	$27.17	$23.08	$20.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$20.01	$15.21	$26.36	$24.62	$24.12	$23.13
End of period	$22.00	$20.01	$15.21	$26.36	$24.62	$24.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.29	$10.18	$17.11	$17.43	$15.90	$15.54
End of period	$14.51	$13.29	$10.18	$17.11	$17.43	$15.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-
JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$18.33	$13.86	$23.01	$21.04	$17.96	$17.22
End of period	$24.26	$18.33	$13.86	$23.01	$21.04	$17.96
Accumulation units outstanding at the end of period	-	219	235	258	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.80	$6.14	$9.86	$10.08	N/A	N/A
End of period	$8.40	$7.80	$6.14	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,315	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.71	$7.45	$11.42	$12.47	$10.85	$10.78
End of period	$12.02	$9.71	$7.45	$11.42	$12.47	$10.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$18.55	$16.65	$17.99	$17.23	$16.87	$16.79
End of period	$19.48	$18.55	$16.65	$17.99	$17.23	$16.87
Accumulation units outstanding at the end of period	-	-	-	826	797	728

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.25	$7.92	$12.69	$12.66	$11.21	$11.05
End of period	$12.44	$10.25	$7.92	$12.69	$12.66	$11.21
Accumulation units outstanding at the end of period	-	-	-	-	-	1,715

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.31	$7.97	$12.71	$15.32	$11.51	$11.42
End of period	$11.79	$10.31	$7.97	$12.71	$15.32	$11.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.00	$9.73	$16.87	$15.75	$13.17	$11.90
End of period	$14.25	$13.00	$9.73	$16.87	$15.75	$13.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$9.93	$8.19	$13.46	$11.92	$11.32	$10.55
End of period	$11.38	$9.93	$8.19	$13.46	$11.92	$11.32
Accumulation units outstanding at the end of period	-	-	146	269	279	268

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.47	$8.72	$14.83	$13.64	$12.21	$11.17
End of period	$14.13	$11.47	$8.72	$14.83	$13.64	$12.21
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$10.92	$8.59	$15.86	$14.52	$11.27	$9.55
End of period	$11.46	$10.92	$8.59	$15.86	$14.52	$11.27
Accumulation units outstanding at the end of period	-	429	459	504	-	2,658

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$17.15	$12.29	$22.67	$21.52	$19.68	$18.67
End of period	$21.01	$17.15	$12.29	$22.67	$21.52	$19.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$15.49	$15.30	$14.72	$14.18	$14.08	$14.07
End of period	$16.22	$15.49	$15.30	$14.72	$14.18	$14.08
Accumulation units outstanding at the end of period	-	354	377	538	581	594

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.36	$6.78	$13.91	$10.92	N/A	N/A
End of period	$13.52	$11.36	$6.78	$13.91	N/A	N/A
Accumulation units outstanding at the end of period	-	570	3,050	2,281	N/A	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.70	$10.79	$18.11	$19.06	$17.05	$15.70
End of period	$17.66	$14.70	$10.79	$18.11	$19.06	$17.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division217
Accumulation unit value:
Beginning of period	$7.38	$6.07	$9.76	$9.81	N/A	N/A
End of period	$8.39	$7.38	$6.07	$9.76	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	764	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.52	$7.05	$11.16	$11.77	$10.74	$10.83
End of period	$12.62	$10.52	$7.05	$11.16	$11.77	$10.74
Accumulation units outstanding at the end of period	-	-	-	1,122	2,919	1,358

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.75	$11.38	$11.25	$10.83	$10.71	$10.75
End of period	$12.14	$11.75	$11.38	$11.25	$10.83	$10.71
Accumulation units outstanding at the end of period	-	-	-	-	276	118

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.14	$3.38	$5.74	$5.64	$4.25	$4.34
End of period	$4.96	$4.14	$3.38	$5.74	$5.64	$4.25
Accumulation units outstanding at the end of period	-	812	871	2,371	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.21	$5.49	$10.43	$10.58	$8.37	$8.93
End of period	$7.56	$6.21	$5.49	$10.43	$10.58	$8.37
Accumulation units outstanding at the end of period	-	-	-	-	286	443

JNL/MCM Dow Dividend Division89

Accumulation unit value:
Beginning of period	$5.96	$5.08	$10.29	$11.72	$10.93	N/A
End of period	$6.52	$5.96	$5.08	$10.29	$11.72	N/A
Accumulation units outstanding at the end of period	-	-	1,086	946	7,946	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division1

Accumulation unit value:
Beginning of period	$6.19	$5.35	$11.10	$13.77	$11.88	$11.81
End of period	$6.85	$6.19	$5.35	$11.10	$13.77	$11.88
Accumulation units outstanding at the end of period	-	-	-	-	-	4,006

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.43	$8.94	$17.79	$16.41	$12.00	$10.67
End of period	$12.79	$11.43	$8.94	$17.79	$16.41	$12.00
Accumulation units outstanding at the end of period	-	-	352	1,158	1,561	1,802

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.31	$8.74	$11.66	$11.11	$10.71	$10.57
End of period	$10.46	$10.31	$8.74	$11.66	$11.11	$10.71
Accumulation units outstanding at the end of period	-	-	-	-	-	1,787

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.52	$10.72	$19.25	$17.87	$14.58	$12.86
End of period	$14.10	$13.52	$10.72	$19.25	$17.87	$14.58
Accumulation units outstanding at the end of period	-	-	-	-	16,329	5,726

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.16	$7.56	$13.49	$13.63	$11.75	$10.53
End of period	$10.47	$9.16	$7.56	$13.49	$13.63	$11.75
Accumulation units outstanding at the end of period	-	843	925	966	38,466	31,338

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.35	$6.22	$11.81	$11.60	N/A	N/A
End of period	$9.27	$8.35	$6.22	$11.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	628	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.26	$7.08	$12.40	$13.12	N/A	N/A
End of period	$10.59	$9.26	$7.08	$12.40	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	713	N/A	N/A

JNL/MCM NYSE International 25 Division171

Accumulation unit value:
Beginning of period	$8.05	$6.06	$11.49	$10.25	N/A	N/A
End of period	$8.03	$8.05	$6.06	$11.49	N/A	N/A
Accumulation units outstanding at the end of period	-	-	886	1,057	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$24.31	$20.74	$34.21	$25.91	$21.98	$16.64
End of period	$28.25	$24.31	$20.74	$34.21	$25.91	$21.98
Accumulation units outstanding at the end of period	-	-	-	55	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.60	$6.50	$13.23	$12.91	$12.64	$9.16
End of period	$8.26	$7.60	$6.50	$13.23	$12.91	$12.64
Accumulation units outstanding at the end of period	-	-	-	-	231	375

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.55	$9.32	$15.30	$14.59	$13.63	$11.99
End of period	$15.41	$12.55	$9.32	$15.30	$14.59	$13.63
Accumulation units outstanding at the end of period	-	-	-	-	205	92

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$8.93	$7.26	$11.93	$11.66	$10.38	$10.01
End of period	$9.97	$8.93	$7.26	$11.93	$11.66	$10.38
Accumulation units outstanding at the end of period	-	-	-	-	257	120

JNL/MCM S&P SMid 60 Division171

Accumulation unit value:
Beginning of period	$9.43	$5.98	$8.78	$10.19	N/A	N/A
End of period	$11.11	$9.43	$5.98	$8.78	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,172	1,063	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.36	$10.13	$17.31	$19.81	$18.54	$16.06
End of period	$11.66	$10.36	$10.13	$17.31	$19.81	$18.54
Accumulation units outstanding at the end of period	-	-	-	696	1,602	890

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.24	$9.04	$14.24	$14.91	$13.00	$12.12
End of period	$13.85	$11.24	$9.04	$14.24	$14.91	$13.00
Accumulation units outstanding at the end of period	-	-	-	-	203	96

JNL/MCM Technology Sector Division1

Accumulation unit value:
Beginning of period	$5.70	$3.57	$6.46	$5.78	$5.42	$5.18
End of period	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42
Accumulation units outstanding at the end of period	-	-	-	3,417	-	10,329

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.95	$8.89	$17.33	$14.86	$15.45	$11.16
End of period	$11.89	$9.95	$8.89	$17.33	$14.86	$15.45
Accumulation units outstanding at the end of period	-	-	643	795	8,437	28,025

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.46	$7.82	$14.01	$12.96	$11.84	$11.35
End of period	$10.64	$9.46	$7.82	$14.01	$12.96	$11.84
Accumulation units outstanding at the end of period	-	842	925	2,015	2,035	2,014

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.26	$8.28	$14.34	$13.82	$12.11	$10.53
End of period	$12.68	$11.26	$8.28	$14.34	$13.82	$12.11
Accumulation units outstanding at the end of period	-	-	149	245	243	260

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division271

Accumulation unit value:
Beginning of period	$7.33	$4.12	$4.12	N/A	N/A	N/A
End of period	$8.36	$7.33	$4.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,808	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.64	$10.06	N/A	N/A	N/A	N/A
End of period	$12.24	$11.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,271	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.29	$13.57	$13.85	$13.11	$12.98	$12.97
End of period	$16.05	$15.29	$13.57	$13.85	$13.11	$12.98
Accumulation units outstanding at the end of period	-	364	3,912	4,504	4,797	1,188

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.14	$8.50	$12.58	$13.04	$12.09	$12.14
End of period	$13.69	$12.14	$8.50	$12.58	$13.04	$12.09
Accumulation units outstanding at the end of period	-	-	-	1,078	1,096	1,008
JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$13.55	$9.60	$18.64	$20.24	$18.35	$17.74
End of period	$15.53	$13.55	$9.60	$18.64	$20.24	$18.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division217

Accumulation unit value:
Beginning of period	$9.16	$6.61	$9.91	$9.97	N/A	N/A
End of period	$10.17	$9.16	$6.61	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,880	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.41	$8.92	$15.03	$14.11	$12.51	$11.59
End of period	$13.04	$11.41	$8.92	$15.03	$14.11	$12.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.60	$9.57	$11.37	$10.96	$10.42	$10.27
End of period	$11.25	$10.60	$9.57	$11.37	$10.96	$10.42
Accumulation units outstanding at the end of period	-	1,049	1,418	2,001	2,121	2,225

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.75	$9.40	$14.91	$14.05	$12.62	$11.81
End of period	$13.32	$11.75	$9.40	$14.91	$14.05	$12.62
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division29

Accumulation unit value:
Beginning of period	$10.82	$9.34	$12.15	N/A	N/A	N/A
End of period	$11.75	$10.82	$9.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,415	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.07	$10.02	$14.16	$13.36	$12.20	$11.53
End of period	$13.33	$12.07	$10.02	$14.16	$13.36	$12.20
Accumulation units outstanding at the end of period	-	927	1,372	1,609	1,754	1,955

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$22.49	$19.26	$24.89	$23.73	$21.40	$20.52
End of period	$24.33	$22.49	$19.26	$24.89	$23.73	$21.40
Accumulation units outstanding at the end of period	-	1,824	2,069	2,190	2,386	2,625

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.27	$11.54	$11.57	$11.32	$11.09	$11.05
End of period	$11.00	$11.27	$11.54	$11.57	$11.32	$11.09
Accumulation units outstanding at the end of period	-	4,776	2,340	4,277	17,142	634

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$16.57	$13.69	$21.05	$20.01	$16.95	$15.75
End of period	$18.38	$16.57	$13.69	$21.05	$20.01	$16.95
Accumulation units outstanding at the end of period	-	-	243	259	271	283

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.48	$16.05	$28.78	$26.79	$24.14	$22.88
End of period	$25.61	$22.48	$16.05	$28.78	$26.79	$24.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$33.34	$23.27	$40.18	$35.13	$33.70	$29.08
End of period	$41.60	$33.34	$23.27	$40.18	$35.13	$33.70
Accumulation units outstanding at the end of period	-	-	-	-	-	576

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.68	$8.73	$15.03	$15.28	$13.04	$12.36
End of period	$13.21	$11.68	$8.73	$15.03	$15.28	$13.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.495%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.44	$6.46	$13.57	$10.35	N/A	N/A
End of period	$10.82	$9.44	$6.46	$13.57	N/A	N/A
Accumulation units outstanding at the end of period	203	204	207	209	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$9.89	$8.28	$11.83	$11.24	$10.40	$9.58
End of period	$10.51	$9.89	$8.28	$11.83	$11.24	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$20.42	$15.14	$26.99	$22.94	$20.76	$20.25
End of period	$22.26	$20.42	$15.14	$26.99	$22.94	$20.76
Accumulation units outstanding at the end of period	413	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$19.86	$15.11	$26.20	$24.48	$23.99	$23.02
End of period	$21.83	$19.86	$15.11	$26.20	$24.48	$23.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.20	$10.12	$17.01	$17.34	$15.82	$15.48
End of period	$14.41	$13.20	$10.12	$17.01	$17.34	$15.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$18.21	$13.78	$22.89	$20.94	$17.87	$17.15
End of period	$24.09	$18.21	$13.78	$22.89	$20.94	$17.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.79	$6.14	$9.85	$10.12	N/A	N/A
End of period	$8.39	$7.79	$6.14	$9.85	N/A	N/A
Accumulation units outstanding at the end of period	5,916	5,910	5,949	7,206	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.26	$5.69	$9.83	$10.00	N/A	N/A
End of period	$7.58	$7.26	$5.69	$9.83	N/A	N/A
Accumulation units outstanding at the end of period	559	563	571	579	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.53	$7.35	$10.73	$10.91	N/A	N/A
End of period	$10.46	$9.53	$7.35	$10.73	N/A	N/A
Accumulation units outstanding at the end of period	3,091	3,635	1,657	541	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.69	$7.44	$11.40	$12.46	$10.85	$9.99
End of period	$11.99	$9.69	$7.44	$11.40	$12.46	$10.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$18.41	$16.54	$17.88	$17.14	$16.78	$16.74
End of period	$19.33	$18.41	$16.54	$17.88	$17.14	$16.78
Accumulation units outstanding at the end of period	-	-	2,557	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.65	N/A	N/A	N/A	N/A	N/A
End of period	$13.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,066	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.22	$7.90	$12.68	$12.65	$11.20	$10.12
End of period	$12.41	$10.22	$7.90	$12.68	$12.65	$11.20
Accumulation units outstanding at the end of period	741	-	-	-	-	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.29	$7.96	$12.69	$15.31	$11.51	$10.73
End of period	$11.75	$10.29	$7.96	$12.69	$15.31	$11.51
Accumulation units outstanding at the end of period	-	-	-	-	1,695	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$12.91	$9.66	$16.77	$15.66	$13.10	$11.84
End of period	$14.14	$12.91	$9.66	$16.77	$15.66	$13.10
Accumulation units outstanding at the end of period	-	-	-	1,869	505	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$9.89	$8.16	$13.42	$11.89	$11.30	$10.67
End of period	$11.33	$9.89	$8.16	$13.42	$11.89	$11.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division75

Accumulation unit value:
Beginning of period	$11.42	$8.69	$14.78	$13.61	$12.25	N/A
End of period	$14.06	$11.42	$8.69	$14.78	$13.61	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Ivy Asset Strategy Division317

Accumulation unit value:
Beginning of period	$10.34	$10.28	N/A	N/A	N/A	N/A
End of period	$11.08	$10.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,082	1,332	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$10.85	$8.55	$15.79	$14.46	$11.23	$9.52
End of period	$11.39	$10.85	$8.55	$15.79	$14.46	$11.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$17.02	$12.21	$22.53	$21.40	$19.58	$16.74
End of period	$20.85	$17.02	$12.21	$22.53	$21.40	$19.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	$15.37	$15.20	$14.63	$14.10	$14.00	$14.22
End of period	$16.09	$15.37	$15.20	$14.63	$14.10	$14.00
Accumulation units outstanding at the end of period	592	2,627	4,297	2,129	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.34	$6.77	$13.90	$10.70	N/A	N/A
End of period	$13.48	$11.34	$6.77	$13.90	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,319	N/A	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.62	$10.73	$18.02	$18.98	$16.98	$15.64
End of period	$17.54	$14.62	$10.73	$18.02	$18.98	$16.98
Accumulation units outstanding at the end of period	-	-	-	603	708	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division2

Accumulation unit value:
Beginning of period	$10.47	$7.02	$11.11	$11.72	$10.71	$10.91
End of period	$12.54	$10.47	$7.02	$11.11	$11.72	$10.71
Accumulation units outstanding at the end of period	185	200	232	231	217	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.70	$11.34	$11.22	$10.81	$10.69	$10.78
End of period	$12.08	$11.70	$11.34	$11.22	$10.81	$10.69
Accumulation units outstanding at the end of period	8,993	9,897	3,035	864	468	-

JNL/MCM Communications Sector Division11

Accumulation unit value:
Beginning of period	$4.12	$3.37	$5.72	$5.62	$4.44	N/A
End of period	$4.93	$4.12	$3.37	$5.72	$5.62	N/A
Accumulation units outstanding at the end of period	-	-	-	5,594	-	N/A

JNL/MCM Consumer Brands Sector Division11

Accumulation unit value:
Beginning of period	$8.46	$6.52	$9.72	$10.82	$9.91	N/A
End of period	$10.13	$8.46	$6.52	$9.72	$10.82	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$6.18	$5.47	$10.39	$10.54	$8.34	$8.81
End of period	$7.51	$6.18	$5.47	$10.39	$10.54	$8.34
Accumulation units outstanding at the end of period	309	340	286	245	242	-

JNL/MCM Dow Dividend Division41

Accumulation unit value:
Beginning of period	$5.95	$5.08	$10.28	$11.71	$10.13	N/A
End of period	$6.51	$5.95	$5.08	$10.28	$11.71	N/A
Accumulation units outstanding at the end of period	2,348	2,760	3,248	4,110	4,404	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.16	$5.32	$11.06	$13.72	$11.85	$11.23
End of period	$6.82	$6.16	$5.32	$11.06	$13.72	$11.85
Accumulation units outstanding at the end of period	-	-	-	5,584	-	-

JNL/MCM Global 15 Division2

Accumulation unit value:
Beginning of period	$11.37	$8.89	$17.71	$16.34	$11.96	$10.67
End of period	$12.72	$11.37	$8.89	$17.71	$16.34	$11.96
Accumulation units outstanding at the end of period	171	172	194	1,319	157	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.26	$8.70	$11.61	$11.07	$10.68	$10.07
End of period	$10.40	$10.26	$8.70	$11.61	$11.07	$10.68
Accumulation units outstanding at the end of period	-	-	-	5,374	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.47	$10.68	$19.19	$17.82	$14.55	$12.84
End of period	$14.03	$13.47	$10.68	$19.19	$17.82	$14.55
Accumulation units outstanding at the end of period	160	149	165	134	143	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$9.14	$7.55	$13.46	$13.61	$11.74	$10.43
End of period	$10.44	$9.14	$7.55	$13.46	$13.61	$11.74
Accumulation units outstanding at the end of period	6,335	13,719	21,731	15,953	7,433	-

JNL/MCM JNL Optimized 5 Division69

Accumulation unit value:
Beginning of period	$8.34	$6.21	$11.80	$10.66	$9.07	N/A
End of period	$9.25	$8.34	$6.21	$11.80	$10.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.24	$7.06	$12.38	$10.66	$10.43	$9.80
End of period	$10.56	$9.24	$7.06	$12.38	$10.66	$10.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$24.19	$20.65	$34.07	$25.83	$21.92	$16.60
End of period	$28.10	$24.19	$20.65	$34.07	$25.83	$21.92
Accumulation units outstanding at the end of period	310	1,011	970	115	221	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division2

Accumulation unit value:
Beginning of period	$7.56	$6.47	$13.17	$12.86	$12.60	$9.45
End of period	$8.21	$7.56	$6.47	$13.17	$12.86	$12.60
Accumulation units outstanding at the end of period	290	277	255	194	196	-

JNL/MCM S&P 24 Division96

Accumulation unit value:
Beginning of period	$8.08	$6.97	$10.63	$10.13	$10.09	N/A
End of period	$9.19	$8.08	$6.97	$10.63	$10.13	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.50	$9.28	$15.25	$14.55	$13.60	$12.12
End of period	$15.34	$12.50	$9.28	$15.25	$14.55	$13.60
Accumulation units outstanding at the end of period	155	168	185	170	173	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.89	$7.24	$11.90	$11.63	$10.36	$10.04
End of period	$9.92	$8.89	$7.24	$11.90	$11.63	$10.36
Accumulation units outstanding at the end of period	234	231	232	219	217	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division2

Accumulation unit value:
Beginning of period	$10.31	$10.08	$17.24	$19.74	$18.48	$16.35
End of period	$11.59	$10.31	$10.08	$17.24	$19.74	$18.48
Accumulation units outstanding at the end of period	100	102	83	69	64	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.19	$9.01	$14.19	$14.87	$12.97	$12.23
End of period	$13.79	$11.19	$9.01	$14.19	$14.87	$12.97
Accumulation units outstanding at the end of period	87	95	94	90	86	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$5.67	$3.55	$6.43	$5.76	$5.40	$5.40
End of period	$6.20	$5.67	$3.55	$6.43	$5.76	$5.40
Accumulation units outstanding at the end of period	-	-	-	9,849	-	-

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.92	$8.87	$17.30	$14.85	$15.44	$12.37
End of period	$11.85	$9.92	$8.87	$17.30	$14.85	$15.44
Accumulation units outstanding at the end of period	564	2,212	2,317	3,076	1,536	-

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$9.43	$7.80	$13.98	$12.95	$11.83	$10.51
End of period	$10.61	$9.43	$7.80	$13.98	$12.95	$11.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.21	$8.24	$14.29	$13.78	$12.08	$10.48
End of period	$12.62	$11.21	$8.24	$14.29	$13.78	$12.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.63	$10.17	$10.96	N/A	N/A	N/A
End of period	$12.22	$11.63	$10.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,448	12,451	3,434	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$15.20	$13.49	$13.78	$13.05	$12.93	$12.97
End of period	$15.94	$15.20	$13.49	$13.78	$13.05	$12.93
Accumulation units outstanding at the end of period	3,320	9,613	2,342	7,266	278	-

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$12.06	$8.45	$12.51	$12.97	$12.03	$11.89
End of period	$13.60	$12.06	$8.45	$12.51	$12.97	$12.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division18

Accumulation unit value:
Beginning of period	$13.45	$9.54	$18.52	$20.13	$18.73	N/A
End of period	$15.41	$13.45	$9.54	$18.52	$20.13	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.49	$7.29	N/A	N/A	N/A	N/A
End of period	$9.79	$8.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,223	6,244	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.34	$8.88	$14.96	$14.05	$12.46	$11.55
End of period	$12.95	$11.34	$8.88	$14.96	$14.05	$12.46
Accumulation units outstanding at the end of period	355	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.57	$9.55	$11.35	$10.95	$10.41	$10.14
End of period	$11.21	$10.57	$9.55	$11.35	$10.95	$10.41
Accumulation units outstanding at the end of period	3,683	3,902	4,063	4,551	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.68	$9.35	$14.83	$13.99	$12.57	$11.77
End of period	$13.23	$11.68	$9.35	$14.83	$13.99	$12.57
Accumulation units outstanding at the end of period	696	1,299	445	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$10.79	$9.32	$12.14	$11.55	$10.73	$10.28
End of period	$11.71	$10.79	$9.32	$12.14	$11.55	$10.73
Accumulation units outstanding at the end of period	3,158	3,158	3,158	3,959	-	-

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.00	$9.96	$14.09	$13.30	$12.15	$11.49
End of period	$13.25	$12.00	$9.96	$14.09	$13.30	$12.15
Accumulation units outstanding at the end of period	7	8,919	9,028	8,713	8,713	8,713

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$22.33	$19.12	$24.73	$23.59	$21.28	$21.00
End of period	$24.13	$22.33	$19.12	$24.73	$23.59	$21.28
Accumulation units outstanding at the end of period	1,145	1,343	359	-	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$11.18	$11.45	$11.49	$11.24	$11.03	$11.00
End of period	$10.91	$11.18	$11.45	$11.49	$11.24	$11.03
Accumulation units outstanding at the end of period	2,022	941	36,210	-	-	-
JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.51	$13.65	$21.00	$19.96	$16.93	$15.88
End of period	$18.31	$16.51	$13.65	$21.00	$19.96	$16.93
Accumulation units outstanding at the end of period	-	916	566	2,999	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.31	$15.94	$28.60	$26.63	$24.01	$22.77
End of period	$25.41	$22.31	$15.94	$28.60	$26.63	$24.01
Accumulation units outstanding at the end of period	1	91	450	1,063	442	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$33.10	$23.11	$39.92	$34.92	$33.52	$29.22
End of period	$41.28	$33.10	$23.11	$39.92	$34.92	$33.52
Accumulation units outstanding at the end of period	-	61	320	2,408	556	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$9.99	N/A	N/A	N/A	N/A	N/A
End of period	$10.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,056	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.63	$8.69	$14.97	$15.23	$13.01	$12.33
End of period	$13.14	$11.63	$8.69	$14.97	$15.23	$13.01
Accumulation units outstanding at the end of period	-	-	-	4,170	783	-

Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$9.84	$8.24	$11.79	$11.20	$10.37	$9.56
End of period	$10.46	$9.84	$8.24	$11.79	$11.20	$10.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$19.72	$15.01	$26.03	$24.34	$23.87	$22.91
End of period	$21.66	$19.72	$15.01	$26.03	$24.34	$23.87
Accumulation units outstanding at the end of period	488	-	-	-	-	-

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$13.35	N/A	N/A	N/A	N/A	N/A
End of period	$14.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	743	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$18.08	$13.69	$22.76	$20.83	$17.79	$17.07
End of period	$23.92	$18.08	$13.69	$22.76	$20.83	$17.79
Accumulation units outstanding at the end of period	501	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.36	N/A	N/A	N/A	N/A	N/A
End of period	$7.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,361	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.67	$7.42	$11.39	$12.45	$10.85	$11.01
End of period	$11.95	$9.67	$7.42	$11.39	$12.45	$10.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$18.28	$16.43	$17.77	$17.04	$16.69	$16.63
End of period	$19.18	$18.28	$16.43	$17.77	$17.04	$16.69
Accumulation units outstanding at the end of period	-	458	628	698	706	597

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.20	$7.89	$12.66	$12.64	$11.20	$11.05
End of period	$12.37	$10.20	$7.89	$12.66	$12.64	$11.20
Accumulation units outstanding at the end of period	-	-	-	-	-	1,172

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division7

Accumulation unit value:
Beginning of period	$10.26	$7.94	$12.67	$15.30	$11.99	N/A
End of period	$11.72	$10.26	$7.94	$12.67	$15.30	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$12.81	$9.59	$16.66	$15.57	$13.03	$11.78
End of period	$14.03	$12.81	$9.59	$16.66	$15.57	$13.03
Accumulation units outstanding at the end of period	732	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$9.85	$8.13	$13.38	$11.86	$11.28	$10.65
End of period	$11.28	$9.85	$8.13	$13.38	$11.86	$11.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.38	$8.66	$14.73	$13.57	$12.16	$11.14
End of period	$14.00	$11.38	$8.66	$14.73	$13.57	$12.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$10.79	$8.50	$15.71	$14.39	$11.19	$9.48
End of period	$11.31	$10.79	$8.50	$15.71	$14.39	$11.19
Accumulation units outstanding at the end of period	-	-	-	-	-	1,825

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$16.90	$12.12	$22.39	$21.27	$19.47	$18.49
End of period	$20.69	$16.90	$12.12	$22.39	$21.27	$19.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$15.26	$15.10	$14.54	$14.02	$13.93	$13.93
End of period	$15.97	$15.26	$15.10	$14.54	$14.02	$13.93
Accumulation units outstanding at the end of period	-	903	448	1,121	1,022	859

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.32	$6.76	$13.88	$11.01	N/A	N/A
End of period	$13.45	$11.32	$6.76	$13.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,227	2,547	N/A	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.53	$10.67	$17.93	$18.89	$16.91	$15.59
End of period	$17.43	$14.53	$10.67	$17.93	$18.89	$16.91
Accumulation units outstanding at the end of period	667	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.41	$6.99	$11.06	$11.68	$10.67	$10.77
End of period	$12.47	$10.41	$6.99	$11.06	$11.68	$10.67
Accumulation units outstanding at the end of period	-	-	-	1,569	1,539	1,521

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.65	$11.30	$11.18	$10.78	$10.67	$10.76
End of period	$12.03	$11.65	$11.30	$11.18	$10.78	$10.67
Accumulation units outstanding at the end of period	-	463	788	951	967	-

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.10	$3.35	$5.69	$5.78	N/A	N/A
End of period	$4.90	$4.10	$3.35	$5.69	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,887	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$8.42	$6.49	$9.69	$10.78	$9.75	$9.67
End of period	$10.08	$8.42	$6.49	$9.69	$10.78	$9.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.15	$5.44	$10.34	$10.51	$8.32	$8.88
End of period	$7.47	$6.15	$5.44	$10.34	$10.51	$8.32
Accumulation units outstanding at the end of period	-	444	314	2,018	2,218	2,208

JNL/MCM Dow Dividend Division21

Accumulation unit value:
Beginning of period	$5.94	$5.07	$10.27	$11.70	$10.01	N/A
End of period	$6.49	$5.94	$5.07	$10.27	$11.70	N/A
Accumulation units outstanding at the end of period	-	193	201	215	224	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division1

Accumulation unit value:
Beginning of period	$6.13	$5.30	$11.01	$13.67	$11.81	$11.17
End of period	$6.78	$6.13	$5.30	$11.01	$13.67	$11.81
Accumulation units outstanding at the end of period	-	-	-	-	-	2,749

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.31	$8.85	$17.64	$16.28	$11.92	$10.61
End of period	$12.64	$11.31	$8.85	$17.64	$16.28	$11.92
Accumulation units outstanding at the end of period	-	834	453	714	875	974

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.21	$8.66	$11.57	$11.03	$10.65	$10.08
End of period	$10.34	$10.21	$8.66	$11.57	$11.03	$10.65
Accumulation units outstanding at the end of period	-	-	-	-	-	1,228

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.42	$10.65	$19.13	$17.78	$14.52	$12.82
End of period	$13.97	$13.42	$10.65	$19.13	$17.78	$14.52
Accumulation units outstanding at the end of period	-	567	506	566	674	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$9.11	$7.53	$13.44	$13.60	$11.74	$10.54
End of period	$10.40	$9.11	$7.53	$13.44	$13.60	$11.74
Accumulation units outstanding at the end of period	-	5,454	4,145	3,732	4,814	-
JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division56

Accumulation unit value:
Beginning of period	$9.21	$7.05	$12.36	$10.65	$9.38	N/A
End of period	$10.52	$9.21	$7.05	$12.36	$10.65	N/A
Accumulation units outstanding at the end of period	-	-	-	1,129	-	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$8.03	$6.05	$11.46	N/A	N/A	N/A
End of period	$8.00	$8.03	$6.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	859	409	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$24.06	$20.55	$33.93	$25.73	$21.85	$16.55
End of period	$27.94	$24.06	$20.55	$33.93	$25.73	$21.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.52	$6.44	$13.12	$12.81	$12.56	$9.11
End of period	$8.17	$7.52	$6.44	$13.12	$12.81	$12.56
Accumulation units outstanding at the end of period	-	325	256	244	228	246

JNL/MCM S&P 24 Division64

Accumulation unit value:
Beginning of period	$8.07	$6.96	$10.62	$10.13	$9.44	N/A
End of period	$9.17	$8.07	$6.96	$10.62	$10.13	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.45	$9.25	$15.21	$14.52	$13.58	$11.96
End of period	$15.27	$12.45	$9.25	$15.21	$14.52	$13.58
Accumulation units outstanding at the end of period	-	605	619	1,275	1,329	623

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.86	$7.21	$11.86	$11.60	$10.34	$10.03
End of period	$9.88	$8.86	$7.21	$11.86	$11.60	$10.34
Accumulation units outstanding at the end of period	-	792	804	865	976	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.41	$5.97	$8.66	N/A	N/A	N/A
End of period	$11.07	$9.41	$5.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	832	405	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.26	$10.03	$17.16	$19.66	$18.42	$15.97
End of period	$11.52	$10.26	$10.03	$17.16	$19.66	$18.42
Accumulation units outstanding at the end of period	-	231	179	653	617	622

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.15	$8.98	$14.15	$14.83	$12.95	$12.22
End of period	$13.73	$11.15	$8.98	$14.15	$14.83	$12.95
Accumulation units outstanding at the end of period	-	646	671	672	736	-

JNL/MCM Technology Sector Division1

Accumulation unit value:
Beginning of period	$5.65	$3.54	$6.41	$5.74	$5.38	$5.20
End of period	$6.17	$5.65	$3.54	$6.41	$5.74	$5.38
Accumulation units outstanding at the end of period	-	-	-	3,250	-	7,093

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.90	$8.85	$17.27	$14.83	$15.43	$11.19
End of period	$11.81	$9.90	$8.85	$17.27	$14.83	$15.43
Accumulation units outstanding at the end of period	-	242	193	229	211	211

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$9.41	$7.79	$13.96	$12.93	$11.83	$11.10
End of period	$10.58	$9.41	$7.79	$13.96	$12.93	$11.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.16	$8.21	$14.25	$13.75	$12.05	$10.46
End of period	$12.56	$11.16	$8.21	$14.25	$13.75	$12.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division247

Accumulation unit value:
Beginning of period	$7.31	$4.12	$8.27	N/A	N/A	N/A
End of period	$8.34	$7.31	$4.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,711	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$15.11	$13.42	$13.71	$13.00	$12.88	$12.92
End of period	$15.84	$15.11	$13.42	$13.71	$13.00	$12.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$11.99	$8.41	$12.46	$12.92	$11.99	$12.01
End of period	$13.52	$11.99	$8.41	$12.46	$12.92	$11.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$13.35	$9.47	$18.41	$20.01	$18.16	$17.57
End of period	$15.29	$13.35	$9.47	$18.41	$20.01	$18.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.14	$6.61	$9.76	N/A	N/A	N/A
End of period	$10.14	$9.14	$6.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,959	956	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.28	$8.83	$14.88	$13.99	$12.41	$11.51
End of period	$12.87	$11.28	$8.83	$14.88	$13.99	$12.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.55	$9.53	$11.33	$10.94	$10.40	$10.17
End of period	$11.18	$10.55	$9.53	$11.33	$10.94	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.61	$9.30	$14.76	$13.93	$12.52	$11.73
End of period	$13.15	$11.61	$9.30	$14.76	$13.93	$12.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$10.76	$9.30	$12.12	$11.54	$10.72	$10.32
End of period	$11.68	$10.76	$9.30	$12.12	$11.54	$10.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$11.93	$9.91	$14.02	$13.24	$12.11	$11.51
End of period	$13.16	$11.93	$9.91	$14.02	$13.24	$12.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$22.17	$19.00	$24.58	$23.46	$21.17	$20.32
End of period	$23.95	$22.17	$19.00	$24.58	$23.46	$21.17
Accumulation units outstanding at the end of period	-	423	464	507	1,349	485

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.10	$11.37	$11.41	$11.18	$10.97	$10.95
End of period	$10.82	$11.10	$11.37	$11.41	$11.18	$10.97
Accumulation units outstanding at the end of period	-	4,838	6,657	1,982	7,975	1,107

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.45	$13.61	$20.94	$19.92	$16.90	$15.86
End of period	$18.23	$16.45	$13.61	$20.94	$19.92	$16.90
Accumulation units outstanding at the end of period	635	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$22.15	$15.83	$28.42	$26.48	$23.89	$22.66
End of period	$25.21	$22.15	$15.83	$28.42	$26.48	$23.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$32.86	$22.95	$39.67	$34.72	$33.35	$28.80
End of period	$40.96	$32.86	$22.95	$39.67	$34.72	$33.35
Accumulation units outstanding at the end of period	288	-	-	-	-	397

JNL/T.Rowe Price Short-Term Bond Division110

Accumulation unit value:
Beginning of period	$9.96	$9.50	$10.36	$10.14	$10.14	N/A
End of period	$10.00	$9.96	$9.50	$10.36	$10.14	N/A
Accumulation units outstanding at the end of period	-	88	92	98	102	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.57	$8.66	$14.92	$15.17	$12.97	$12.31
End of period	$13.07	$11.57	$8.66	$14.92	$15.17	$12.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.555%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.78	$6.13	$9.55	N/A	N/A	N/A
End of period	$8.37	$7.78	$6.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,073	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.32	$6.76	$13.47	N/A	N/A	N/A
End of period	$13.45	$11.32	$6.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	115	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division180

Accumulation unit value:
Beginning of period	$5.94	$5.07	$10.26	$12.07	N/A	N/A
End of period	$6.49	$5.94	$5.07	$10.26	N/A	N/A
Accumulation units outstanding at the end of period	596	677	996	1,005	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division112

Accumulation unit value:
Beginning of period	$9.11	$7.53	$13.44	$13.50	N/A	N/A
End of period	$10.40	$9.11	$7.53	$13.44	N/A	N/A
Accumulation units outstanding at the end of period	725	861	1,322	4,080	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division180

Accumulation unit value:
Beginning of period	$9.89	$8.85	$17.27	$15.98	N/A	N/A
End of period	$11.81	$9.89	$8.85	$17.27	N/A	N/A
Accumulation units outstanding at the end of period	327	407	582	595	N/A	N/A

JNL/MCM VIP Division180

Accumulation unit value:
Beginning of period	$9.40	$7.78	$13.96	$13.80	N/A	N/A
End of period	$10.57	$9.40	$7.78	$13.96	N/A	N/A
Accumulation units outstanding at the end of period	711	831	1,290	1,437	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.08	$11.35	$11.36	N/A	N/A	N/A
End of period	$10.80	$11.08	$11.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	115	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.42	$6.44	$13.56	$11.49	N/A	N/A
End of period	$10.77	$9.42	$6.44	$13.56	N/A	N/A
Accumulation units outstanding at the end of period	1,785	7,613	7,377	1,372	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$9.79	$8.21	$11.74	$11.80	N/A	N/A
End of period	$10.40	$9.79	$8.21	$11.74	N/A	N/A
Accumulation units outstanding at the end of period	1,490	623	650	648	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$20.12	$15.40	N/A	N/A	N/A	N/A
End of period	$21.91	$20.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59	527	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$19.57	$14.90	$25.50	N/A	N/A	N/A
End of period	$21.49	$19.57	$14.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	666	5,984	N/A	N/A	N/A

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.03	$9.99	$16.82	$17.17	$15.68	$15.35
End of period	$14.20	$13.03	$9.99	$16.82	$17.17	$15.68
Accumulation units outstanding at the end of period	-	-	2,733	-	-	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$17.96	$13.61	$22.63	$20.72	$17.71	$15.53
End of period	$23.74	$17.96	$13.61	$22.63	$20.72	$17.71
Accumulation units outstanding at the end of period	1,335	1,573	1,604	546	589	104

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.77	$6.13	$9.84	$10.32	N/A	N/A
End of period	$8.35	$7.77	$6.13	$9.84	N/A	N/A
Accumulation units outstanding at the end of period	19,056	29,407	26,796	20,693	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.24	$5.68	$9.82	$10.30	N/A	N/A
End of period	$7.55	$7.24	$5.68	$9.82	N/A	N/A
Accumulation units outstanding at the end of period	1,072	1,501	1,574	1,682	N/A	N/A

JNL/Franklin Templeton Income Division95

Accumulation unit value:
Beginning of period	$9.49	$7.33	$10.71	$10.79	$10.54	N/A
End of period	$10.41	$9.49	$7.33	$10.71	$10.79	N/A
Accumulation units outstanding at the end of period	7,975	8,375	8,524	8,783	935	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.58	$5.44	N/A	N/A	N/A	N/A
End of period	$7.73	$6.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,159	6,499	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.30	$5.91	$9.77	$10.09	N/A	N/A
End of period	$7.93	$7.30	$5.91	$9.77	N/A	N/A
Accumulation units outstanding at the end of period	1,019	1,015	1,091	1,336	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.65	$7.41	$11.37	$12.44	$10.84	$10.85
End of period	$11.92	$9.65	$7.41	$11.37	$12.44	$10.84
Accumulation units outstanding at the end of period	254	255	256	351	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$18.15	$16.31	$17.66	$16.94	$16.60	$16.55
End of period	$19.03	$18.15	$16.31	$17.66	$16.94	$16.60
Accumulation units outstanding at the end of period	1,828	1,190	2,170	799	758	449

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.52	$10.31	N/A	N/A	N/A	N/A
End of period	$13.03	$11.52	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	150	2,362	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.18	$7.87	$12.64	$12.63	$11.20	$11.10
End of period	$12.34	$10.18	$7.87	$12.64	$12.63	$11.20
Accumulation units outstanding at the end of period	1,395	1,385	1,390	1,260	643	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.82	$6.43	$10.59	$10.74	N/A	N/A
End of period	$8.28	$7.82	$6.43	$10.59	N/A	N/A
Accumulation units outstanding at the end of period	1,014	147	147	147	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.24	$7.93	$12.65	$15.28	$11.50	$10.82
End of period	$11.69	$10.24	$7.93	$12.65	$15.28	$11.50
Accumulation units outstanding at the end of period	1,493	1,542	1,568	6,731	224	-

JNL/Invesco International Growth Division4

Accumulation unit value:
Beginning of period	$12.72	$9.53	$16.56	$15.48	$13.60	N/A
End of period	$13.92	$12.72	$9.53	$16.56	$15.48	N/A
Accumulation units outstanding at the end of period	1,125	2,126	2,218	1,474	340	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$9.81	$8.10	$13.34	$11.83	$11.25	$10.50
End of period	$11.22	$9.81	$8.10	$13.34	$11.83	$11.25
Accumulation units outstanding at the end of period	274	952	5,848	1,083	584	548

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.54	N/A	N/A	N/A	N/A	N/A
End of period	$11.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	292	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$10.72	$8.46	$15.63	$14.33	$11.14	$9.46
End of period	$11.24	$10.72	$8.46	$15.63	$14.33	$11.14
Accumulation units outstanding at the end of period	3,965	4,107	4,543	14,481	10,915	-
JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$16.77	$12.04	$22.24	$22.56	N/A	N/A
End of period	$20.53	$16.77	$12.04	$22.24	N/A	N/A
Accumulation units outstanding at the end of period	139	139	2,329	191	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$15.15	$14.99	$14.44	$13.94	$13.85	$13.96
End of period	$15.85	$15.15	$14.99	$14.44	$13.94	$13.85
Accumulation units outstanding at the end of period	15,342	9,722	2,611	581	236	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.30	$6.75	$13.87	$10.48	N/A	N/A
End of period	$13.42	$11.30	$6.75	$13.87	N/A	N/A
Accumulation units outstanding at the end of period	4,549	9,876	8,009	2,029	N/A	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$14.44	$10.61	$17.85	$18.81	$16.85	$15.49
End of period	$17.32	$14.44	$10.61	$17.85	$18.81	$16.85
Accumulation units outstanding at the end of period	608	748	772	741	111	110

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.36	$6.95	$11.02	$11.64	$10.64	$10.74
End of period	$12.40	$10.36	$6.95	$11.02	$11.64	$10.64
Accumulation units outstanding at the end of period	2,970	2,036	2,161	3,137	3,138	2,569

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.61	$11.26	$11.15	$10.75	$10.65	$11.01
End of period	$11.97	$11.61	$11.26	$11.15	$10.75	$10.65
Accumulation units outstanding at the end of period	2,303	3,227	3,486	980	381	350

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.08	$3.33	$5.67	$5.68	N/A	N/A
End of period	$4.87	$4.08	$3.33	$5.67	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	11,224	N/A	N/A

JNL/MCM Consumer Brands Sector Division1

Accumulation unit value:
Beginning of period	$8.38	$6.46	$9.64	$10.74	$9.72	$9.78
End of period	$10.02	$8.38	$6.46	$9.64	$10.74	$9.72
Accumulation units outstanding at the end of period	918	1,328	1,392	385	322	312

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.12	$5.42	$10.30	$10.47	$8.29	$8.86
End of period	$7.43	$6.12	$5.42	$10.30	$10.47	$8.29
Accumulation units outstanding at the end of period	6,398	6,952	10,642	16,956	11,620	5,473

JNL/MCM Dow Dividend Division41

Accumulation unit value:
Beginning of period	$5.93	$5.06	$10.26	$11.70	$10.12	N/A
End of period	$6.47	$5.93	$5.06	$10.26	$11.70	N/A
Accumulation units outstanding at the end of period	4,899	5,683	5,170	7,951	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division4

Accumulation unit value:
Beginning of period	$6.09	$5.27	$10.96	$13.61	$12.13	N/A
End of period	$6.74	$6.09	$5.27	$10.96	$13.61	N/A
Accumulation units outstanding at the end of period	1,394	1,963	1,540	1,145	-	N/A

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.25	$8.81	$17.56	$16.22	$11.88	$10.58
End of period	$12.57	$11.25	$8.81	$17.56	$16.22	$11.88
Accumulation units outstanding at the end of period	1,463	5,622	5,774	11,978	5,782	5,121

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.16	$8.62	$11.51	$10.99	$10.61	$10.01
End of period	$10.28	$10.16	$8.62	$11.51	$10.99	$10.61
Accumulation units outstanding at the end of period	1,003	1,017	1,034	842	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.36	$10.61	$19.08	$17.74	$14.49	$12.80
End of period	$13.91	$13.36	$10.61	$19.08	$17.74	$14.49
Accumulation units outstanding at the end of period	540	1,046	1,089	2,797	710	445

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division2

Accumulation unit value:
Beginning of period	$9.09	$7.51	$13.42	$13.58	$11.73	$10.67
End of period	$10.37	$9.09	$7.51	$13.42	$13.58	$11.73
Accumulation units outstanding at the end of period	44,053	46,473	46,533	48,665	20,389	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.31	$6.19	$11.78	$10.47	N/A	N/A
End of period	$9.20	$8.31	$6.19	$11.78	N/A	N/A
Accumulation units outstanding at the end of period	3,758	5,153	5,629	5,201	N/A	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.19	$7.03	$12.34	$10.63	$10.42	$10.40
End of period	$10.49	$9.19	$7.03	$12.34	$10.63	$10.42
Accumulation units outstanding at the end of period	3,992	4,012	3,989	5,905	1,936	1,947

JNL/MCM NYSE International 25 Division199

Accumulation unit value:
Beginning of period	$8.02	$6.05	$11.48	$11.33	N/A	N/A
End of period	$7.99	$8.02	$6.05	$11.48	N/A	N/A
Accumulation units outstanding at the end of period	269	271	273	275	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$23.93	$20.45	$33.78	$25.63	$21.78	$15.84
End of period	$27.78	$23.93	$20.45	$33.78	$25.63	$21.78
Accumulation units outstanding at the end of period	1,233	7,036	7,391	7,072	4,272	4,261

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.48	$6.41	$13.06	$12.76	$12.51	$9.08
End of period	$8.12	$7.48	$6.41	$13.06	$12.76	$12.51
Accumulation units outstanding at the end of period	1,541	10,441	13,997	13,205	12,222	11,355

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$8.05	$6.95	$10.61	$9.98	N/A	N/A
End of period	$9.15	$8.05	$6.95	$10.61	N/A	N/A
Accumulation units outstanding at the end of period	2,560	2,560	2,560	2,560	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.40	$9.22	$15.16	$14.48	$13.55	$11.94
End of period	$15.20	$12.40	$9.22	$15.16	$14.48	$13.55
Accumulation units outstanding at the end of period	-	219	255	203	188	183

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.82	$7.19	$11.83	$11.57	$10.32	$10.01
End of period	$9.84	$8.82	$7.19	$11.83	$11.57	$10.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.39	$6.22	N/A	N/A	N/A	N/A
End of period	$11.05	$9.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,175	4,420	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.20	$9.98	$17.09	$19.59	$18.36	$15.93
End of period	$11.46	$10.20	$9.98	$17.09	$19.59	$18.36
Accumulation units outstanding at the end of period	362	543	537	3,055	3,035	2,702

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.10	$8.95	$14.11	$14.80	$12.92	$12.06
End of period	$13.67	$11.10	$8.95	$14.11	$14.80	$12.92
Accumulation units outstanding at the end of period	267	529	266	217	184	189

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$5.61	$3.52	$6.38	$5.52	N/A	N/A
End of period	$6.13	$5.61	$3.52	$6.38	N/A	N/A
Accumulation units outstanding at the end of period	9,090	12,396	4,370	1,719	N/A	N/A

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.87	$8.83	$17.25	$14.82	$15.42	$11.19
End of period	$11.78	$9.87	$8.83	$17.25	$14.82	$15.42
Accumulation units outstanding at the end of period	3,591	7,917	7,326	13,933	16,742	20,095

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.38	$7.77	$13.94	$12.92	$11.82	$10.81
End of period	$10.54	$9.38	$7.77	$13.94	$12.92	$11.82
Accumulation units outstanding at the end of period	1,368	1,370	2,756	370	-	-

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$11.11	$8.18	$14.20	$13.71	$12.03	$11.53
End of period	$12.49	$11.11	$8.18	$14.20	$13.71	$12.03
Accumulation units outstanding at the end of period	1,287	1,314	1,431	1,477	151	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division252

Accumulation unit value:
Beginning of period	$7.31	$4.11	$7.15	N/A	N/A	N/A
End of period	$8.32	$7.31	$4.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,885	7,106	1,203	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.59	$10.15	$10.82	$10.06	N/A	N/A
End of period	$12.17	$11.59	$10.15	$10.82	N/A	N/A
Accumulation units outstanding at the end of period	5,015	6,546	11,596	152	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.02	$13.35	$13.64	$12.94	$12.83	$12.84
End of period	$15.74	$15.02	$13.35	$13.64	$12.94	$12.83
Accumulation units outstanding at the end of period	11,610	11,969	14,613	11,238	1,131	338

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$11.92	$8.36	$12.39	$12.86	$11.94	$12.01
End of period	$13.43	$11.92	$8.36	$12.39	$12.86	$11.94
Accumulation units outstanding at the end of period	395	575	607	748	581	157

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.21	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,966	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division258

Accumulation unit value:
Beginning of period	$8.08	$6.19	$9.44	N/A	N/A	N/A
End of period	$10.06	$8.08	$6.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	451	3,493	2,854	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division217

Accumulation unit value:
Beginning of period	$9.13	$6.60	$9.91	$9.97	N/A	N/A
End of period	$10.12	$9.13	$6.60	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	1,878	4,239	5,097	3,584	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.58	$8.34	N/A	N/A	N/A	N/A
End of period	$10.51	$9.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,450	4,125	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.63	$7.47	$10.44	$10.34	N/A	N/A
End of period	$9.35	$8.63	$7.47	$10.44	N/A	N/A
Accumulation units outstanding at the end of period	713	672	731	740	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.47	$7.04	$8.52	N/A	N/A	N/A
End of period	$9.76	$8.47	$7.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,109	992	1,010	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division212

Accumulation unit value:
Beginning of period	$9.47	$6.19	$9.91	$10.11	N/A	N/A
End of period	$10.56	$9.47	$6.19	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	3,066	355	481	504	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.21	$8.78	$14.81	$13.93	$12.37	$11.47
End of period	$12.79	$11.21	$8.78	$14.81	$13.93	$12.37
Accumulation units outstanding at the end of period	50	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.52	$9.51	$11.31	$10.93	$10.40	$10.17
End of period	$11.14	$10.52	$9.51	$11.31	$10.93	$10.40
Accumulation units outstanding at the end of period	2,410	3,567	99,491	100,519	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.55	$9.25	$14.69	$13.87	$12.47	$11.69
End of period	$13.06	$11.55	$9.25	$14.69	$13.87	$12.47
Accumulation units outstanding at the end of period	2,984	2,989	3,034	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$10.73	$9.29	$12.10	$11.53	$10.72	$10.33
End of period	$11.64	$10.73	$9.29	$12.10	$11.53	$10.72
Accumulation units outstanding at the end of period	1,608	7,031	5,430	5,449	3,283	3,288

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$11.86	$9.86	$13.95	$13.18	$12.06	$11.47
End of period	$13.08	$11.86	$9.86	$13.95	$13.18	$12.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$22.00	$18.87	$24.42	$23.32	$21.06	$20.22
End of period	$23.76	$22.00	$18.87	$24.42	$23.32	$21.06
Accumulation units outstanding at the end of period	2,694	3,593	322	312	299	294

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.02	$11.29	$11.34	$11.11	$10.91	$10.88
End of period	$10.74	$11.02	$11.29	$11.34	$11.11	$10.91
Accumulation units outstanding at the end of period	9,481	6,866	32,288	15,259	4,881	2,444

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$16.39	$13.57	$20.89	$19.88	$16.87	$15.70
End of period	$18.16	$16.39	$13.57	$20.89	$19.88	$16.87
Accumulation units outstanding at the end of period	4,396	7,449	3,821	4,480	3,086	3,264

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$21.99	$15.73	$28.24	$26.32	$23.76	$22.55
End of period	$25.02	$21.99	$15.73	$28.24	$26.32	$23.76
Accumulation units outstanding at the end of period	2,437	2,534	2,453	167	-	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$32.62	$22.80	$39.43	$34.52	$33.17	$28.66
End of period	$40.64	$32.62	$22.80	$39.43	$34.52	$33.17
Accumulation units outstanding at the end of period	1,482	3,277	2,441	3,220	1,641	1,606

JNL/T.Rowe Price Short-Term Bond Division71

Accumulation unit value:
Beginning of period	$9.94	$9.48	$10.35	$10.13	$10.00	N/A
End of period	$9.97	$9.94	$9.48	$10.35	$10.13	N/A
Accumulation units outstanding at the end of period	3,867	3,155	3,081	307	-	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$11.51	$8.62	$14.86	$15.12	$12.93	$12.21
End of period	$13.00	$11.51	$8.62	$14.86	$15.12	$12.93
Accumulation units outstanding at the end of period	1,278	1,448	3,594	956	138	144

Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.39	$6.73	N/A	N/A	N/A	N/A
End of period	$10.73	$9.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	97	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$19.29	$14.70	$25.54	$23.92	$23.49	$22.13
End of period	$21.16	$19.29	$14.70	$25.54	$23.92	$23.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$12.86	$9.87	$16.63	$16.99	$15.54	$15.22
End of period	$14.00	$12.86	$9.87	$16.63	$16.99	$15.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$17.73	$13.44	$22.38	$20.51	$17.54	$16.86
End of period	$23.41	$17.73	$13.44	$22.38	$20.51	$17.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.74	$6.11	$9.83	$10.10	N/A	N/A
End of period	$8.32	$7.74	$6.11	$9.83	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	146	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.46	$7.31	$10.69	$10.89	N/A	N/A
End of period	$10.36	$9.46	$7.31	$10.69	N/A	N/A
Accumulation units outstanding at the end of period	-	232	233	233	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.60	$7.38	$11.34	$12.41	$10.83	$10.22
End of period	$11.85	$9.60	$7.38	$11.34	$12.41	$10.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$17.88	$16.09	$17.43	$16.74	$16.43	$16.39
End of period	$18.74	$17.88	$16.09	$17.43	$16.74	$16.43
Accumulation units outstanding at the end of period	-	-	-	92	89	84

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.51	$10.66	N/A	N/A	N/A	N/A
End of period	$13.00	$11.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	75	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$12.53	$9.40	$16.35	$15.30	$12.82	$11.61
End of period	$13.70	$12.53	$9.40	$16.35	$15.30	$12.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$9.73	$8.04	$13.26	$11.77	$11.21	$10.60
End of period	$11.12	$9.73	$8.04	$13.26	$11.77	$11.21
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division86

Accumulation unit value:
Beginning of period	$10.60	$8.36	$15.48	$14.20	$12.68	N/A
End of period	$11.10	$10.60	$8.36	$15.48	$14.20	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$14.93	$14.79	$14.26	$13.77	$13.70	$13.82
End of period	$15.60	$14.93	$14.79	$14.26	$13.77	$13.70
Accumulation units outstanding at the end of period	-	55	222	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$14.27	$10.50	$17.67	$18.64	$16.72	$15.43
End of period	$17.10	$14.27	$10.50	$17.67	$18.64	$16.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.25	$6.89	$10.92	$11.55	$10.57	$10.68
End of period	$12.26	$10.25	$6.89	$10.92	$11.55	$10.57
Accumulation units outstanding at the end of period	-	-	17	724	1,192	2,072

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.52	$11.19	$11.08	$10.70	$10.60	$11.01
End of period	$11.87	$11.52	$11.19	$11.08	$10.70	$10.60
Accumulation units outstanding at the end of period	-	-	-	518	806	874

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.04	$3.30	$5.62	$5.54	$4.18	$4.18
End of period	$4.82	$4.04	$3.30	$5.62	$5.54	$4.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$8.29	$6.40	$9.57	$10.67	$9.66	$10.04
End of period	$9.91	$8.29	$6.40	$9.57	$10.67	$9.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.05	$5.37	$10.21	$10.39	$8.24	$8.81
End of period	$7.35	$6.05	$5.37	$10.21	$10.39	$8.24
Accumulation units outstanding at the end of period	-	-	22	639	1,208	2,542

JNL/MCM Dow Dividend Division25

Accumulation unit value:
Beginning of period	$5.91	$5.05	$10.24	$11.69	$10.18	N/A
End of period	$6.44	$5.91	$5.05	$10.24	$11.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.03	$5.22	$10.87	$13.52	$11.70	$11.11
End of period	$6.66	$6.03	$5.22	$10.87	$13.52	$11.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.13	$8.73	$17.41	$16.10	$11.80	$10.52
End of period	$12.43	$11.13	$8.73	$17.41	$16.10	$11.80
Accumulation units outstanding at the end of period	-	-	14	469	891	1,894

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.05	$8.54	$11.42	$10.91	$10.54	$9.96
End of period	$10.16	$10.05	$8.54	$11.42	$10.91	$10.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.26	$10.54	$18.96	$17.65	$14.44	$12.76
End of period	$13.78	$13.26	$10.54	$18.96	$17.65	$14.44
Accumulation units outstanding at the end of period	-	139	139	704	921	1,210

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.04	$7.48	$13.38	$13.55	$11.72	$10.53
End of period	$10.31	$9.04	$7.48	$13.38	$13.55	$11.72
Accumulation units outstanding at the end of period	-	2,265	2,294	2,245	1,753	1,805

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division2

Accumulation unit value:
Beginning of period	$9.14	$7.00	$12.30	$10.61	$10.41	$10.51
End of period	$10.43	$9.14	$7.00	$12.30	$10.61	$10.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$7.99	$6.97	N/A	N/A	N/A	N/A
End of period	$7.96	$7.99	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	115	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$23.68	$20.26	$33.50	$25.44	$21.63	$16.42
End of period	$27.46	$23.68	$20.26	$33.50	$25.44	$21.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.40	$6.35	$12.95	$12.67	$12.43	$9.03
End of period	$8.03	$7.40	$6.35	$12.95	$12.67	$12.43
Accumulation units outstanding at the end of period	-	-	19	453	876	1,562

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.30	$9.16	$15.07	$14.41	$13.50	$11.91
End of period	$15.07	$12.30	$9.16	$15.07	$14.41	$13.50
Accumulation units outstanding at the end of period	-	166	167	543	593	687

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$8.75	$7.14	$11.76	$11.52	$10.28	$9.94
End of period	$9.75	$8.75	$7.14	$11.76	$11.52	$10.28
Accumulation units outstanding at the end of period	-	216	217	1,904	2,611	3,139

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.37	$7.53	N/A	N/A	N/A	N/A
End of period	$11.01	$9.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	106	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.10	$9.89	$16.95	$19.44	$18.24	$15.84
End of period	$11.32	$10.10	$9.89	$16.95	$19.44	$18.24
Accumulation units outstanding at the end of period	-	-	13	374	586	1,075

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.02	$8.88	$14.03	$14.72	$12.87	$11.51
End of period	$13.55	$11.02	$8.88	$14.03	$14.72	$12.87
Accumulation units outstanding at the end of period	-	167	168	570	580	718

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.56	$3.49	$6.33	$5.68	$5.33	$5.15
End of period	$6.07	$5.56	$3.49	$6.33	$5.68	$5.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.82	$8.79	$17.19	$14.78	$15.40	$11.19
End of period	$11.70	$9.82	$8.79	$17.19	$14.78	$15.40
Accumulation units outstanding at the end of period	-	219	201	205	948	982

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.34	$7.74	$13.89	$12.89	$11.80	$10.98
End of period	$10.48	$9.34	$7.74	$13.89	$12.89	$11.80
Accumulation units outstanding at the end of period	-	2,028	2,027	2,903	4,178	4,300

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.02	$8.12	$14.10	$13.63	$11.97	$10.40
End of period	$12.38	$11.02	$8.12	$14.10	$13.63	$11.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.56	$10.01	N/A	N/A	N/A	N/A
End of period	$12.12	$11.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	113	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$14.84	$13.21	$13.51	$12.83	$12.73	$12.75
End of period	$15.54	$14.84	$13.21	$13.51	$12.83	$12.73
Accumulation units outstanding at the end of period	-	87	11	358	775	1,613

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$11.78	$8.27	$12.27	$12.75	$11.85	$11.94
End of period	$13.26	$11.78	$8.27	$12.27	$12.75	$11.85
Accumulation units outstanding at the end of period	-	-	-	119	121	115

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$13.06	$9.28	$18.06	$19.66	$17.87	$17.32
End of period	$14.93	$13.06	$9.28	$18.06	$19.66	$17.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.56	$7.11	N/A	N/A	N/A	N/A
End of period	$10.47	$9.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	67	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.45	$6.51	N/A	N/A	N/A	N/A
End of period	$10.52	$9.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	79	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.08	$8.69	$14.67	$13.80	$12.27	$11.39
End of period	$12.63	$11.08	$8.69	$14.67	$13.80	$12.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.46	$9.47	$11.28	$10.90	$10.38	$10.22
End of period	$11.07	$10.46	$9.47	$11.28	$10.90	$10.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.41	$9.15	$14.55	$13.75	$12.37	$11.61
End of period	$12.90	$11.41	$9.15	$14.55	$13.75	$12.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$10.68	$9.25	$12.06	$11.50	$10.70	$10.35
End of period	$11.57	$10.68	$9.25	$12.06	$11.50	$10.70
Accumulation units outstanding at the end of period	4,377	4,762	5,205	5,597	5,951	-

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$11.72	$9.75	$13.82	$13.07	$11.97	$11.38
End of period	$12.91	$11.72	$9.75	$13.82	$13.07	$11.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.76	$6.59	N/A	N/A	N/A	N/A
End of period	$9.38	$8.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	67	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$21.68	$18.61	$24.12	$23.05	$20.84	$20.09
End of period	$23.39	$21.68	$18.61	$24.12	$23.05	$20.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$10.86	$11.14	$11.20	$10.99	$10.80	$10.79
End of period	$10.57	$10.86	$11.14	$11.20	$10.99	$10.80
Accumulation units outstanding at the end of period	-	66	2,620	127	197	215

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.27	$13.48	$20.78	$19.79	$16.82	$15.81
End of period	$18.01	$16.27	$13.48	$20.78	$19.79	$16.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$21.67	$15.51	$27.89	$26.02	$23.50	$22.34
End of period	$24.63	$21.67	$15.51	$27.89	$26.02	$23.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$32.14	$22.49	$38.93	$34.12	$32.82	$28.66
End of period	$40.01	$32.14	$22.49	$38.93	$34.12	$32.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division86

Accumulation unit value:
Beginning of period	$9.91	$9.46	$10.33	$10.13	$10.06	N/A
End of period	$9.93	$9.91	$9.46	$10.33	$10.13	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.40	$8.55	$14.75	$15.02	$12.86	$12.22
End of period	$12.86	$11.40	$8.55	$14.75	$15.02	$12.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.795%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$9.61	$8.06	$11.56	$11.02	$10.23	$9.37
End of period	$10.18	$9.61	$8.06	$11.56	$11.02	$10.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$17.47	$13.26	$22.09	$20.27	$17.38	$15.53
End of period	$23.04	$17.47	$13.26	$22.09	$20.27	$17.38
Accumulation units outstanding at the end of period	-	-	-	-	20	13

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$17.60	$15.85	$17.19	$16.52	$16.24	$16.20
End of period	$18.42	$17.60	$15.85	$17.19	$16.52	$16.24
Accumulation units outstanding at the end of period	-	-	-	-	24	13

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.14	$7.87	$12.59	$15.23	$11.49	$10.73
End of period	$11.55	$10.14	$7.87	$12.59	$15.23	$11.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division94

Accumulation unit value:
Beginning of period	$12.35	$9.27	$16.14	$15.12	$14.46	N/A
End of period	$13.49	$12.35	$9.27	$16.14	$15.12	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$9.64	$7.98	$13.16	$11.70	$11.16	$10.44
End of period	$11.01	$9.64	$7.98	$13.16	$11.70	$11.16
Accumulation units outstanding at the end of period	-	-	-	-	69	42

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$10.47	$8.27	$15.33	$14.08	$10.97	$9.33
End of period	$10.96	$10.47	$8.27	$15.33	$14.08	$10.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$14.71	$14.58	$14.08	$13.61	$13.56	$13.57
End of period	$15.35	$14.71	$14.58	$14.08	$13.61	$13.56
Accumulation units outstanding at the end of period	-	-	-	-	98	54

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$14.11	$10.39	$17.50	$18.48	$16.58	$15.10
End of period	$16.88	$14.11	$10.39	$17.50	$18.48	$16.58
Accumulation units outstanding at the end of period	-	-	-	-	37	23

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.15	$6.82	$10.83	$11.46	$10.50	$10.62
End of period	$12.12	$10.15	$6.82	$10.83	$11.46	$10.50
Accumulation units outstanding at the end of period	-	-	-	-	47	29

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.42	$11.11	$11.02	$10.65	$10.56	$10.64
End of period	$11.76	$11.42	$11.11	$11.02	$10.65	$10.56
Accumulation units outstanding at the end of period	-	-	-	-	150	83

JNL/MCM Communications Sector Division27

Accumulation unit value:
Beginning of period	$3.99	$3.27	$5.57	$5.49	$4.74	N/A
End of period	$4.76	$3.99	$3.27	$5.57	$5.49	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division1

Accumulation unit value:
Beginning of period	$8.20	$6.34	$9.49	$10.59	$9.60	$9.90
End of period	$9.79	$8.20	$6.34	$9.49	$10.59	$9.60
Accumulation units outstanding at the end of period	-	-	-	-	38	24

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$5.99	$5.32	$10.13	$10.31	$8.18	$8.67
End of period	$7.26	$5.99	$5.32	$10.13	$10.31	$8.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division98

Accumulation unit value:
Beginning of period	$5.88	$5.03	$10.22	$11.68	$11.42	N/A
End of period	$6.41	$5.88	$5.03	$10.22	$11.68	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.96	$5.17	$10.77	$13.41	$11.62	$10.77
End of period	$6.58	$5.96	$5.17	$10.77	$13.41	$11.62
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.02	$8.64	$17.27	$15.98	$11.73	$10.46
End of period	$12.29	$11.02	$8.64	$17.27	$15.98	$11.73
Accumulation units outstanding at the end of period	-	-	-	-	61	48

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$9.94	$8.45	$11.32	$10.82	$10.47	$9.75
End of period	$10.04	$9.94	$8.45	$11.32	$10.82	$10.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.15	$10.46	$18.85	$17.56	$14.38	$12.72
End of period	$13.66	$13.15	$10.46	$18.85	$17.56	$14.38
Accumulation units outstanding at the end of period	-	-	-	-	72	50

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$8.99	$7.45	$13.33	$13.52	$11.70	$11.01
End of period	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division33

Accumulation unit value:
Beginning of period	$8.25	$6.16	$11.74	$10.64	$10.02	N/A
End of period	$9.12	$8.25	$6.16	$11.74	$10.64	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division2

Accumulation unit value:
Beginning of period	$9.09	$6.97	$12.26	$10.59	$10.39	$10.50
End of period	$10.36	$9.09	$6.97	$12.26	$10.59	$10.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$23.44	$20.07	$33.21	$25.25	$21.50	$16.32
End of period	$27.14	$23.44	$20.07	$33.21	$25.25	$21.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division2

Accumulation unit value:
Beginning of period	$7.32	$6.29	$12.84	$12.57	$12.35	$9.29
End of period	$7.93	$7.32	$6.29	$12.84	$12.57	$12.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.20	$9.09	$14.98	$14.34	$13.44	$11.87
End of period	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44
Accumulation units outstanding at the end of period	-	-	-	-	38	23

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.68	$7.09	$11.69	$11.46	$10.24	$9.95
End of period	$9.66	$8.68	$7.09	$11.69	$11.46	$10.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division2

Accumulation unit value:
Beginning of period	$9.99	$9.79	$16.80	$19.30	$18.13	$16.08
End of period	$11.20	$9.99	$9.79	$16.80	$19.30	$18.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$10.93	$8.82	$13.94	$14.65	$12.82	$11.99
End of period	$13.42	$10.93	$8.82	$13.94	$14.65	$12.82
Accumulation units outstanding at the end of period	-	-	-	-	28	18

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$5.50	$3.45	$6.27	$5.63	$5.30	$5.30
End of period	$5.99	$5.50	$3.45	$6.27	$5.63	$5.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division2

Accumulation unit value:
Beginning of period	$9.77	$8.76	$17.14	$14.75	$15.38	$11.33
End of period	$11.63	$9.77	$8.76	$17.14	$14.75	$15.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division52

Accumulation unit value:
Beginning of period	$9.29	$7.70	$13.85	$12.86	$11.36	N/A
End of period	$10.41	$9.29	$7.70	$13.85	$12.86	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$10.92	$8.06	$14.01	$13.55	$11.91	$10.25
End of period	$12.26	$10.92	$8.06	$14.01	$13.55	$11.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005
JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$14.66	$13.06	$13.38	$12.71	$12.63	$12.52
End of period	$15.34	$14.66	$13.06	$13.38	$12.71	$12.63
Accumulation units outstanding at the end of period	-	-	-	-	115	63

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$11.64	$8.18	$12.15	$12.63	$11.75	$11.66
End of period	$13.09	$11.64	$8.18	$12.15	$12.63	$11.75
Accumulation units outstanding at the end of period	-	-	-	-	32	19

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$10.95	$8.59	$14.52	$13.68	$12.17	$10.79
End of period	$12.47	$10.95	$8.59	$14.52	$13.68	$12.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.41	$9.43	$11.24	$10.88	$10.37	$10.10
End of period	$11.00	$10.41	$9.43	$11.24	$10.88	$10.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$10.62	$9.21	$12.02	$11.48	$10.69	$10.37
End of period	$11.50	$10.62	$9.21	$12.02	$11.48	$10.69
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$11.58	$9.65	$13.69	$12.96	$11.88	$11.31
End of period	$12.75	$11.58	$9.65	$13.69	$12.96	$11.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$21.37	$18.36	$23.81	$22.79	$20.61	$18.42
End of period	$23.03	$21.37	$18.36	$23.81	$22.79	$20.61
Accumulation units outstanding at the end of period	-	-	-	-	36	22

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$10.70	$10.99	$11.06	$10.86	$10.68	$10.66
End of period	$10.41	$10.70	$10.99	$11.06	$10.86	$10.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$16.20	$13.44	$20.73	$19.77	$16.77	$15.81
End of period	$17.91	$16.20	$13.44	$20.73	$19.77	$16.77
Accumulation units outstanding at the end of period	-	-	-	-	28	18

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$21.35	$15.30	$27.53	$25.72	$23.26	$21.69
End of period	$24.25	$21.35	$15.30	$27.53	$25.72	$23.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$31.68	$22.18	$38.43	$33.72	$32.47	$28.02
End of period	$39.38	$31.68	$22.18	$38.43	$33.72	$32.47
Accumulation units outstanding at the end of period	-	-	-	-	12	7

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$11.32	$8.49	$14.66	$14.95	$12.79	$12.09
End of period	$12.75	$11.32	$8.49	$14.66	$14.95	$12.79
Accumulation units outstanding at the end of period	-	-	-	-	37	24

Accumulation Unit Values
Contract with Endorsements - 2.895%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division85
Accumulation unit value:
Beginning of period	$19.26	$14.34	$25.67	$21.90	$20.18	N/A
End of period	$20.91	$19.26	$14.34	$25.67	$21.90	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division85

Accumulation unit value:
Beginning of period	$17.26	$13.11	$21.87	$20.09	$18.64	N/A
End of period	$22.75	$17.26	$13.11	$21.87	$20.09	N/A
Accumulation units outstanding at the end of period	-	-	368	348	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.70	$6.09	$9.81	$10.07	N/A	N/A
End of period	$8.26	$7.70	$6.09	$9.81	N/A	N/A
Accumulation units outstanding at the end of period	2,972	2,958	3,053	2,972	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division85
Accumulation unit value:
Beginning of period	$9.51	$7.33	$11.28	$12.37	$11.45	N/A
End of period	$11.72	$9.51	$7.33	$11.28	$12.37	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$17.37	$15.66	$17.00	$16.34	N/A	N/A
End of period	$18.16	$17.37	$15.66	$17.00	N/A	N/A
Accumulation units outstanding at the end of period	-	1,907	1,660	1,760	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division85

Accumulation unit value:
Beginning of period	$10.04	$7.79	$12.54	$12.56	$11.53	N/A
End of period	$12.13	$10.04	$7.79	$12.54	$12.56	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.10	$7.84	$12.55	$15.21	$11.48	$11.08
End of period	$11.49	$10.10	$7.84	$12.55	$15.21	$11.48
Accumulation units outstanding at the end of period	235	246	210	231	-	-

JNL/Invesco International Growth Division85

Accumulation unit value:
Beginning of period	$12.17	$9.15	$15.94	$14.95	$13.73	N/A
End of period	$13.28	$12.17	$9.15	$15.94	$14.95	N/A
Accumulation units outstanding at the end of period	-	561	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division85

Accumulation unit value:
Beginning of period	$9.57	$7.93	$13.09	$11.64	$10.95	N/A
End of period	$10.92	$9.57	$7.93	$13.09	$11.64	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$10.35	$8.18	$15.18	$13.95	$10.88	$9.24
End of period	$10.82	$10.35	$8.18	$15.18	$13.95	$10.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$16.05	$11.56	$21.42	$20.42	$18.76	$18.25
End of period	$19.59	$16.05	$11.56	$21.42	$20.42	$18.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$13.94	$10.27	$17.33	$18.32	$16.46	$16.03
End of period	$16.67	$13.94	$10.27	$17.33	$18.32	$16.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division2

Accumulation unit value:
Beginning of period	$10.04	$6.76	$10.74	$11.38	$10.43	$10.67
End of period	$11.98	$10.04	$6.76	$10.74	$11.38	$10.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.33	$11.03	$10.95	$10.59	$10.52	$10.62
End of period	$11.66	$11.33	$11.03	$10.95	$10.59	$10.52
Accumulation units outstanding at the end of period	-	2,905	2,563	2,719	-	-

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$8.12	$6.27	$9.40	$10.51	$9.53	$9.83
End of period	$9.68	$8.12	$6.27	$9.40	$10.51	$9.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$5.93	$5.27	$10.04	$10.23	$8.13	$8.62
End of period	$7.18	$5.93	$5.27	$10.04	$10.23	$8.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$5.90	$5.12	$10.69	$13.31	$11.55	$10.99
End of period	$6.51	$5.90	$5.12	$10.69	$13.31	$11.55
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$10.90	$8.56	$17.12	$15.86	$11.65	$10.41
End of period	$12.15	$10.90	$8.56	$17.12	$15.86	$11.65
Accumulation units outstanding at the end of period	-	729	965	915	919	598

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$9.84	$8.38	$11.23	$10.75	$10.41	$9.85
End of period	$9.93	$9.84	$8.38	$11.23	$10.75	$10.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.05	$10.39	$18.74	$17.47	$14.32	$12.69
End of period	$13.54	$13.05	$10.39	$18.74	$17.47	$14.32
Accumulation units outstanding at the end of period	-	-	878	813	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$8.95	$7.42	$13.29	$13.49	$11.69	$10.53
End of period	$10.18	$8.95	$7.42	$13.29	$13.49	$11.69
Accumulation units outstanding at the end of period	1,123	2,235	2,501	2,424	1,444	886

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.04	$6.94	$12.22	$10.56	$10.38	$10.39
End of period	$10.30	$9.04	$6.94	$12.22	$10.56	$10.38
Accumulation units outstanding at the end of period	-	206	648	626	679	297

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$23.19	$19.88	$32.94	$25.06	$21.36	$16.24
End of period	$26.84	$23.19	$19.88	$32.94	$25.06	$21.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division2

Accumulation unit value:
Beginning of period	$7.25	$6.23	$12.73	$12.48	$12.27	$9.24
End of period	$7.84	$7.25	$6.23	$12.73	$12.48	$12.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division111

Accumulation unit value:
Beginning of period	$7.96	$6.90	$10.56	$10.10	$10.10	N/A
End of period	$9.02	$7.96	$6.90	$10.56	$10.10	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.11	$9.03	$14.89	$14.27	$13.39	$11.97
End of period	$14.80	$12.11	$9.03	$14.89	$14.27	$13.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$8.61	$7.04	$11.62	$11.40	$10.20	$9.92
End of period	$9.57	$8.61	$7.04	$11.62	$11.40	$10.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division2

Accumulation unit value:
Beginning of period	$9.89	$9.70	$16.66	$19.16	$18.01	$15.99
End of period	$11.07	$9.89	$9.70	$16.66	$19.16	$18.01
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$10.84	$8.76	$13.86	$14.58	$12.77	$12.09
End of period	$13.30	$10.84	$8.76	$13.86	$14.58	$12.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.72	$8.72	$17.08	$14.72	$15.36	$11.16
End of period	$11.56	$9.72	$8.72	$17.08	$14.72	$15.36
Accumulation units outstanding at the end of period	-	609	824	781	806	464

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.24	$7.67	$13.80	$12.83	$11.77	$10.49
End of period	$10.35	$9.24	$7.67	$13.80	$12.83	$11.77
Accumulation units outstanding at the end of period	-	1,248	1,900	1,843	1,842	1,054

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$10.83	$8.00	$13.92	$13.48	$11.86	$10.32
End of period	$12.14	$10.83	$8.00	$13.92	$13.48	$11.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.49	$10.09	$10.92	N/A	N/A	N/A
End of period	$12.03	$11.49	$10.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,266	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$14.49	$12.92	$13.25	$12.60	$12.53	$12.61
End of period	$15.15	$14.49	$12.92	$13.25	$12.60	$12.53
Accumulation units outstanding at the end of period	-	5,334	3,297	-	-	-

JNL/PPM America High Yield Bond Division67

Accumulation unit value:
Beginning of period	$11.50	$8.09	$12.03	$12.52	$11.79	N/A
End of period	$12.92	$11.50	$8.09	$12.03	$12.52	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$10.82	$8.50	$14.38	$13.56	$12.08	$11.61
End of period	$12.31	$10.82	$8.50	$14.38	$13.56	$12.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.15	$8.96	$14.27	$13.51	$12.19	$11.46
End of period	$12.57	$11.15	$8.96	$14.27	$13.51	$12.19
Accumulation units outstanding at the end of period	7,611	4,476	451	463	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$10.56	$9.17	$11.98	$11.45	$10.68	$10.57
End of period	$11.42	$10.56	$9.17	$11.98	$11.45	$10.68
Accumulation units outstanding at the end of period	9,460	12,789	12,789	12,789	12,789	2,242
JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$11.45	$9.55	$13.55	$12.84	$11.78	$11.18
End of period	$12.59	$11.45	$9.55	$13.55	$12.84	$11.78
Accumulation units outstanding at the end of period	873	1,149	1,707	1,952	925	440

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$10.55	$10.84	$10.92	$10.73	$10.57	$10.55
End of period	$10.25	$10.55	$10.84	$10.92	$10.73	$10.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Value Division85

Accumulation unit value:
Beginning of period	$16.03	$13.31	$20.56	$19.63	$18.40	N/A
End of period	$17.71	$16.03	$13.31	$20.56	$19.63	N/A
Accumulation units outstanding at the end of period	-	840	1,504	1,441	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$21.04	$15.10	$27.19	$25.42	$23.01	$21.91
End of period	$23.87	$21.04	$15.10	$27.19	$25.42	$23.01
Accumulation units outstanding at the end of period	-	655	887	841	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$31.22	$21.88	$37.95	$33.34	$32.13	$28.11
End of period	$38.78	$31.22	$21.88	$37.95	$33.34	$32.13
Accumulation units outstanding at the end of period	-	-	411	420	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$11.18	$8.40	$14.52	$14.82	$12.71	$12.05
End of period	$12.59	$11.18	$8.40	$14.52	$14.82	$12.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.32	$6.40	$13.51	$11.16	N/A	N/A
End of period	$10.63	$9.32	$6.40	$13.51	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	521	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$9.47	$7.96	$11.43	$10.91	$10.14	$9.30
End of period	$10.02	$9.47	$7.96	$11.43	$10.91	$10.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$17.15	$13.03	$21.75	$21.16	N/A	N/A
End of period	$22.58	$17.15	$13.03	$21.75	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	138	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.01	$7.77	$12.53	$12.55	$11.17	$11.03
End of period	$12.09	$10.01	$7.77	$12.53	$12.55	$11.17
Accumulation units outstanding at the end of period	-	-	-	-	-	265

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$10.29	$8.14	$15.10	$13.89	$10.84	$8.84
End of period	$10.75	$10.29	$8.14	$15.10	$13.89	$10.84
Accumulation units outstanding at the end of period	-	-	-	267	-	424

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.15	$6.69	$13.79	$11.38	N/A	N/A
End of period	$13.20	$11.15	$6.69	$13.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	872	341	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$13.86	$10.22	$17.24	$18.23	$16.39	$14.90
End of period	$16.56	$13.86	$10.22	$17.24	$18.23	$16.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$3.93	$3.22	$5.50	$5.79	N/A	N/A
End of period	$4.68	$3.93	$3.22	$5.50	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	503	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$5.89	$5.24	$9.99	$10.19	$8.10	$8.32
End of period	$7.13	$5.89	$5.24	$9.99	$10.19	$8.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division1

Accumulation unit value:
Beginning of period	$5.87	$5.10	$10.64	$13.26	$11.50	$10.68
End of period	$6.47	$5.87	$5.10	$10.64	$13.26	$11.50
Accumulation units outstanding at the end of period	-	-	-	-	-	636

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$10.84	$8.52	$17.04	$15.80	$11.61	$10.24
End of period	$12.07	$10.84	$8.52	$17.04	$15.80	$11.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$9.79	$8.33	$11.17	$10.70	$10.37	$9.67
End of period	$9.87	$9.79	$8.33	$11.17	$10.70	$10.37
Accumulation units outstanding at the end of period	-	-	-	-	-	284

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$8.92	$7.40	$13.27	$13.47	$11.68	$11.29
End of period	$10.15	$8.92	$7.40	$13.27	$13.47	$11.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$23.06	$19.78	$32.78	$24.96	$21.28	$16.51
End of period	$26.67	$23.06	$19.78	$32.78	$24.96	$21.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$7.21	$6.20	$12.67	$12.43	$12.23	$9.06
End of period	$7.80	$7.21	$6.20	$12.67	$12.43	$12.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$10.80	$8.73	$13.82	$14.54	$12.74	$11.83
End of period	$13.25	$10.80	$8.73	$13.82	$14.54	$12.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division1

Accumulation unit value:
Beginning of period	$5.41	$3.40	$6.19	$5.57	$5.24	$4.91
End of period	$5.89	$5.41	$3.40	$6.19	$5.57	$5.24
Accumulation units outstanding at the end of period	-	-	-	-	-	1,641

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.69	$8.70	$17.05	$14.70	$15.35	$12.89
End of period	$11.52	$9.69	$8.70	$17.05	$14.70	$15.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$10.78	$7.96	$13.87	$13.44	$11.83	$10.20
End of period	$12.08	$10.78	$7.96	$13.87	$13.44	$11.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division271

Accumulation unit value:
Beginning of period	$7.25	$4.10	$4.10	N/A	N/A	N/A
End of period	$8.23	$7.25	$4.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	996	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$10.76	$8.46	$14.31	$13.50	$12.04	$11.20
End of period	$12.23	$10.76	$8.46	$14.31	$13.50	$12.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.33	$9.37	$11.19	$10.84	$10.35	$10.29
End of period	$10.90	$10.33	$9.37	$11.19	$10.84	$10.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$11.08	$8.91	$14.20	$13.45	$12.14	$11.63
End of period	$12.49	$11.08	$8.91	$14.20	$13.45	$12.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$10.54	$9.15	$11.96	$11.44	$10.67	$10.48
End of period	$11.39	$10.54	$9.15	$11.96	$11.44	$10.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$10.47	$10.77	$10.85	$10.67	$10.51	$10.50
End of period	$10.17	$10.47	$10.77	$10.85	$10.67	$10.51
Accumulation units outstanding at the end of period	-	1,787	884	-	1,849	-

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$20.89	$14.99	$27.02	$25.27	$22.89	$21.80
End of period	$23.68	$20.89	$14.99	$27.02	$25.27	$22.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$30.99	$21.73	$37.71	$33.14	$31.96	$27.61
End of period	$38.47	$30.99	$21.73	$37.71	$33.14	$31.96
Accumulation units outstanding at the end of period	-	-	-	-	-	93

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.995%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division83

Accumulation unit value:
Beginning of period	$9.36	$7.25	$10.64	$10.76	$10.27	N/A
End of period	$10.22	$9.36	$7.25	$10.64	$10.76	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division90

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.24	$10.96	$10.89	$10.54	$10.48	$10.47
End of period	$11.55	$11.24	$10.96	$10.89	$10.54	$10.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division90

Accumulation unit value:
Beginning of period	$5.84	$5.00	$10.18	$11.65	$10.99	N/A
End of period	$6.35	$5.84	$5.00	$10.18	$11.65	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division83

Accumulation unit value:
Beginning of period	$5.84	$5.07	$10.59	$13.21	$12.03	N/A
End of period	$6.43	$5.84	$5.07	$10.59	$13.21	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$12.94	$10.32	$18.62	$17.39	$14.27	$13.22
End of period	$13.42	$12.94	$10.32	$18.62	$17.39	$14.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$8.90	$7.39	$13.25	$13.46	$11.67	$10.53
End of period	$10.12	$8.90	$7.39	$13.25	$13.46	$11.67
Accumulation units outstanding at the end of period	-	-	-	-	-	11,165

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.01	$8.97	$14.80	$14.20	$13.34	$11.94
End of period	$14.67	$12.01	$8.97	$14.80	$14.20	$13.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$8.54	$6.99	$11.55	$11.34	$10.16	$9.96
End of period	$9.49	$8.54	$6.99	$11.55	$11.34	$10.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$10.76	$8.70	$13.78	$14.50	$12.72	$12.11
End of period	$13.19	$10.76	$8.70	$13.78	$14.50	$12.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$9.66	$8.68	$17.02	$14.68	$15.34	$11.16
End of period	$11.49	$9.66	$8.68	$17.02	$14.68	$15.34
Accumulation units outstanding at the end of period	-	-	-	-	-	14,005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$10.74	$7.93	$13.82	$13.40	$11.80	$10.28
End of period	$12.02	$10.74	$7.93	$13.82	$13.40	$11.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$11.02	$8.86	$14.13	$13.40	$12.09	$11.38
End of period	$12.41	$11.02	$8.86	$14.13	$13.40	$12.09
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$10.51	$9.13	$11.94	$11.42	$10.66	$10.39
End of period	$11.35	$10.51	$9.13	$11.94	$11.42	$10.66
Accumulation units outstanding at the end of period	-	-	-	-	-	8,216

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$20.75	$17.87	$23.22	$22.26	$20.18	$19.51
End of period	$22.32	$20.75	$17.87	$23.22	$22.26	$20.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division90

Accumulation unit value:
Beginning of period	$15.92	$13.23	$20.45	$19.54	$18.56	N/A
End of period	$17.56	$15.92	$13.23	$20.45	$19.54	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$20.74	$14.89	$26.85	$25.13	$22.77	$21.70
End of period	$23.50	$20.74	$14.89	$26.85	$25.13	$22.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$30.76	$21.59	$37.48	$32.95	$31.79	$27.84
End of period	$38.17	$30.76	$21.59	$37.48	$32.95	$31.79
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$9.42	$7.92	$11.38	$10.87	$10.11	$9.35
End of period	$9.96	$9.42	$7.92	$11.38	$10.87	$10.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$12.35	$9.51	$16.07	$16.47	$15.10	$14.84
End of period	$13.40	$12.35	$9.51	$16.07	$16.47	$15.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division3

Accumulation unit value:
Beginning of period	$17.02	$12.95	$21.62	$19.87	$17.48	N/A
End of period	$22.41	$17.02	$12.95	$21.62	$19.87	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division3

Accumulation unit value:
Beginning of period	$9.47	$7.30	$11.25	$12.35	$10.97	N/A
End of period	$11.65	$9.47	$7.30	$11.25	$12.35	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$17.10	$15.44	$16.77	$16.16	$15.90	$15.94
End of period	$17.86	$17.10	$15.44	$16.77	$16.16	$15.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.05	$7.81	$12.52	$15.18	$11.47	$10.73
End of period	$11.42	$10.05	$7.81	$12.52	$15.18	$11.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division3

Accumulation unit value:
Beginning of period	$11.99	$9.02	$15.73	$14.77	$12.91	N/A
End of period	$13.06	$11.99	$9.02	$15.73	$14.77	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$9.49	$7.87	$13.01	$11.58	$11.06	$10.50
End of period	$10.81	$9.49	$7.87	$13.01	$11.58	$11.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$10.22	$8.09	$15.02	$13.83	$10.79	$9.46
End of period	$10.67	$10.22	$8.09	$15.02	$13.83	$10.79
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$14.28	$14.19	$13.72	$13.30	$13.27	$13.42
End of period	$14.87	$14.28	$14.19	$13.72	$13.30	$13.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$13.77	$10.16	$17.15	$18.15	$16.32	$15.11
End of period	$16.44	$13.77	$10.16	$17.15	$18.15	$16.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$9.93	$6.69	$10.64	$11.28	$10.36	$10.58
End of period	$11.83	$9.93	$6.69	$10.64	$11.28	$10.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.24	$10.95	$10.88	$10.54	$10.48	$10.58
End of period	$11.55	$11.24	$10.95	$10.88	$10.54	$10.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division27

Accumulation unit value:
Beginning of period	$3.91	$3.21	$5.48	$5.41	$4.67	N/A
End of period	$4.65	$3.91	$3.21	$5.48	$5.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$5.86	$5.21	$9.95	$10.15	$8.07	$8.17
End of period	$7.09	$5.86	$5.21	$9.95	$10.15	$8.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division98

Accumulation unit value:
Beginning of period	$5.84	$5.00	$10.18	$11.65	$11.40	N/A
End of period	$6.35	$5.84	$5.00	$10.18	$11.65	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$10.78	$8.47	$16.96	$15.73	$11.57	$11.37
End of period	$12.00	$10.78	$8.47	$16.96	$15.73	$11.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$12.94	$10.31	$18.62	$17.38	$14.26	$13.22
End of period	$13.41	$12.94	$10.31	$18.62	$17.38	$14.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division2

Accumulation unit value:
Beginning of period	$8.90	$7.39	$13.25	$13.46	$11.67	$10.65
End of period	$10.11	$8.90	$7.39	$13.25	$13.46	$11.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$22.93	$19.68	$32.63	$24.86	$21.20	$18.98
End of period	$26.50	$22.93	$19.68	$32.63	$24.86	$21.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$7.17	$6.17	$12.61	$12.38	$12.19	$11.10
End of period	$7.75	$7.17	$6.17	$12.61	$12.38	$12.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$12.01	$8.96	$14.80	$14.19	$13.33	$12.73
End of period	$14.66	$12.01	$8.96	$14.80	$14.19	$13.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$8.54	$6.99	$11.54	$11.34	$10.16	$9.86
End of period	$9.48	$8.54	$6.99	$11.54	$11.34	$10.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$9.77	$9.60	$16.51	$19.00	$17.88	$17.56
End of period	$10.93	$9.77	$9.60	$16.51	$19.00	$17.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$10.75	$8.70	$13.77	$14.50	$12.72	$12.34
End of period	$13.18	$10.75	$8.70	$13.77	$14.50	$12.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$5.38	$3.38	$6.16	$5.55	$5.23	$5.23
End of period	$5.85	$5.38	$3.38	$6.16	$5.55	$5.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division17

Accumulation unit value:
Beginning of period	$9.19	$7.64	$13.76	$12.80	$11.66	N/A
End of period	$10.28	$9.19	$7.64	$13.76	$12.80	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$10.73	$7.93	$13.82	$13.40	$11.80	$10.28
End of period	$12.01	$10.73	$7.93	$13.82	$13.40	$11.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$14.31	$12.78	$13.11	$12.48	$12.43	$12.52
End of period	$14.94	$14.31	$12.78	$13.11	$12.48	$12.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America High Yield Bond Division3

Accumulation unit value:
Beginning of period	$11.36	$8.00	$11.90	$12.41	$11.65	N/A
End of period	$12.75	$11.36	$8.00	$11.90	$12.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.30	$9.35	$11.17	$10.83	$10.34	$10.23
End of period	$10.86	$10.30	$9.35	$11.17	$10.83	$10.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-
JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$10.51	$9.13	$11.94	$11.42	$10.66	$10.36
End of period	$11.35	$10.51	$9.13	$11.94	$11.42	$10.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$11.31	$9.44	$13.42	$12.72	$11.69	$11.10
End of period	$12.42	$11.31	$9.44	$13.42	$12.72	$11.69
Accumulation units outstanding at the end of period	7,826	8,138	8,496	8,811	9,083	9,381

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$20.74	$17.85	$23.21	$22.25	$20.17	$19.50
End of period	$22.30	$20.74	$17.85	$23.21	$22.25	$20.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division3

Accumulation unit value:
Beginning of period	$15.91	$13.23	$20.45	$19.54	$16.96	N/A
End of period	$17.56	$15.91	$13.23	$20.45	$19.54	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$20.72	$14.88	$26.83	$25.11	$22.76	$21.69
End of period	$23.48	$20.72	$14.88	$26.83	$25.11	$22.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$11.07	$8.32	$14.40	$14.72	$12.64	$12.04
End of period	$12.45	$11.07	$8.32	$14.40	$14.72	$12.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 3.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$18.18	$13.91	$24.27	$22.82	$22.50	$21.71
End of period	$19.86	$18.18	$13.91	$24.27	$22.82	$22.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$12.18	$9.39	$15.89	$16.30	$14.96	$14.72
End of period	$13.21	$12.18	$9.39	$15.89	$16.30	$14.96
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$16.80	$12.79	$21.37	$21.75	N/A	N/A
End of period	$22.09	$16.80	$12.79	$21.37	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	274	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.32	$7.23	$10.62	$10.64	N/A	N/A
End of period	$10.17	$9.32	$7.23	$10.62	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,493	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.42	$7.27	$11.22	$11.62	N/A	N/A
End of period	$11.58	$9.42	$7.27	$11.22	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	513	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$16.86	$15.23	$16.57	$15.98	$15.74	$15.79
End of period	$17.59	$16.86	$15.23	$16.57	$15.98	$15.74
Accumulation units outstanding at the end of period	-	-	-	1,208	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division23

Accumulation unit value:
Beginning of period	$9.94	$7.73	$12.47	$12.52	$11.84	N/A
End of period	$11.99	$9.94	$7.73	$12.47	$12.52	N/A
Accumulation units outstanding at the end of period	-	312	313	1,096	314	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division9

Accumulation unit value:
Beginning of period	$10.00	$7.78	$12.49	$15.16	$12.21	N/A
End of period	$11.36	$10.00	$7.78	$12.49	$15.16	N/A
Accumulation units outstanding at the end of period	-	318	319	320	320	N/A

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$11.81	$8.89	$15.53	$14.60	$12.28	$11.17
End of period	$12.86	$11.81	$8.89	$15.53	$14.60	$12.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$9.41	$7.81	$12.93	$11.52	$11.02	$10.46
End of period	$10.72	$9.41	$7.81	$12.93	$11.52	$11.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.87	$8.32	$14.24	$13.19	$11.88	$10.94
End of period	$13.30	$10.87	$8.32	$14.24	$13.19	$11.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$10.10	$8.00	$14.88	$13.71	$10.71	$9.13
End of period	$10.54	$10.10	$8.00	$14.88	$13.71	$10.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$15.58	$11.24	$20.87	$19.94	$18.35	$17.52
End of period	$18.97	$15.58	$11.24	$20.87	$19.94	$18.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$14.07	$14.00	$13.55	$13.14	$13.13	$13.29
End of period	$14.64	$14.07	$14.00	$13.55	$13.14	$13.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$13.60	$10.05	$16.98	$17.99	$16.19	$15.00
End of period	$16.23	$13.60	$10.05	$16.98	$17.99	$16.19
Accumulation units outstanding at the end of period	-	-	-	460	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$9.82	$6.62	$10.55	$11.20	$10.29	$10.18
End of period	$11.70	$9.82	$6.62	$10.55	$11.20	$10.29
Accumulation units outstanding at the end of period	-	-	-	-	3,355	2,995

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$5.80	$5.16	$9.86	$10.07	$8.02	$8.23
End of period	$7.01	$5.80	$5.16	$9.86	$10.07	$8.02
Accumulation units outstanding at the end of period	-	-	-	-	3,762	3,729

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$10.66	$8.39	$16.82	$15.61	$11.49	$10.37
End of period	$11.86	$10.66	$8.39	$16.82	$15.61	$11.49
Accumulation units outstanding at the end of period	-	-	-	2,317	2,553	2,973

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$9.63	$8.21	$11.03	$10.58	$10.27	$9.74
End of period	$9.70	$9.63	$8.21	$11.03	$10.58	$10.27
Accumulation units outstanding at the end of period	-	-	-	882	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$12.84	$10.24	$18.51	$18.35	N/A	N/A
End of period	$13.29	$12.84	$10.24	$18.51	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	541	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$8.85	$7.36	$13.20	$13.43	$11.66	$10.53
End of period	$10.05	$8.85	$7.36	$13.20	$13.43	$11.66
Accumulation units outstanding at the end of period	7,752	8,444	9,299	9,877	18,078	18,934

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$22.69	$19.49	$32.35	$24.67	$23.56	$16.05
End of period	$26.20	$22.69	$19.49	$32.35	$24.67	$21.08
Accumulation units outstanding at the end of period	-	165	165	349	166	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.10	$6.11	$12.51	$12.29	$12.11	$8.83
End of period	$7.66	$7.10	$6.11	$12.51	$12.29	$12.11
Accumulation units outstanding at the end of period	-	277	278	279	2,637	3,272

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$9.67	$9.51	$16.37	$18.86	$17.76	$15.15
End of period	$10.81	$9.67	$9.51	$16.37	$18.86	$17.76
Accumulation units outstanding at the end of period	-	-	-	-	1,559	2,054

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division9

Accumulation unit value:
Beginning of period	$10.67	$8.64	$13.69	$14.43	$13.74	N/A
End of period	$13.06	$10.67	$8.64	$13.69	$14.43	N/A
Accumulation units outstanding at the end of period	-	188	189	189	190	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division9

Accumulation unit value:
Beginning of period	$9.61	$8.64	$16.97	$14.65	$15.80	N/A
End of period	$11.41	$9.61	$8.64	$16.97	$14.65	N/A
Accumulation units outstanding at the end of period	-	537	539	540	541	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$10.64	$7.87	$13.73	$13.32	$11.75	$10.25
End of period	$11.90	$10.64	$7.87	$13.73	$13.32	$11.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$14.15	$12.64	$12.98	$12.37	$12.33	$12.44
End of period	$14.75	$14.15	$12.64	$12.98	$12.37	$12.33
Accumulation units outstanding at the end of period	-	-	-	1,238	-	-

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$12.31	$8.79	$17.17	$18.77	$17.12	$16.66
End of period	$14.02	$12.31	$8.79	$17.17	$18.77	$17.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$10.57	$8.32	$14.10	$14.21	N/A	N/A
End of period	$11.99	$10.57	$8.32	$14.10	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	559	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$10.88	$8.76	$13.98	$13.27	$11.99	$11.13
End of period	$12.25	$10.88	$8.76	$13.98	$13.27	$11.99
Accumulation units outstanding at the end of period	-	-	-	2,910	4,416	4,424

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$11.18	$9.34	$13.29	$12.61	$11.60	$11.08
End of period	$12.26	$11.18	$9.34	$13.29	$12.61	$11.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$20.44	$17.61	$22.92	$22.00	$19.96	$19.31
End of period	$21.96	$20.44	$17.61	$22.92	$22.00	$19.96
Accumulation units outstanding at the end of period	-	-	-	689	-	-

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$15.80	$13.15	$20.34	$19.46	$16.60	$15.66
End of period	$17.42	$15.80	$13.15	$20.34	$19.46	$16.60
Accumulation units outstanding at the end of period	-	-	-	481	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$20.42	$14.68	$26.50	$24.82	$22.52	$21.48
End of period	$23.12	$20.42	$14.68	$26.50	$24.82	$22.52
Accumulation units outstanding at the end of period	-	-	-	-	772	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$30.29	$21.28	$36.98	$32.54	$31.43	$27.55
End of period	$37.54	$30.29	$21.28	$36.98	$32.54	$31.43
Accumulation units outstanding at the end of period	-	-	-	211	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$10.96	$8.25	$14.29	$14.62	$12.57	$11.99
End of period	$12.32	$10.96	$8.25	$14.29	$14.62	$12.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 3.095%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$16.81	$12.80	$21.39	$19.68	$16.90	$15.53
End of period	$22.11	$16.81	$12.80	$21.39	$19.68	$16.90
Accumulation units outstanding at the end of period	-	494	575	470	522	577

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division101

Accumulation unit value:
Beginning of period	$9.32	$7.23	$10.62	$10.76	$10.62	N/A
End of period	$10.17	$9.32	$7.23	$10.62	$10.76	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$16.87	$15.24	$16.57	$15.98	$15.74	$15.71
End of period	$17.60	$16.87	$15.24	$16.57	$15.98	$15.74
Accumulation units outstanding at the end of period	-	497	466	628	639	619

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$9.42	$7.82	$12.93	$11.52	$11.02	$10.36
End of period	$10.72	$9.42	$7.82	$12.93	$11.52	$11.02
Accumulation units outstanding at the end of period	-	1,762	1,869	1,559	1,788	1,761

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division90

Accumulation unit value:
Beginning of period	$10.11	$8.01	$14.88	$13.71	$12.35	N/A
End of period	$10.54	$10.11	$8.01	$14.88	$13.71	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$14.08	$14.01	$13.56	$13.15	$13.13	$13.10
End of period	$14.65	$14.08	$14.01	$13.56	$13.15	$13.13
Accumulation units outstanding at the end of period	-	1,985	1,687	2,570	2,585	2,470

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$13.61	$10.05	$16.99	$17.99	$16.20	$15.10
End of period	$16.24	$13.61	$10.05	$16.99	$17.99	$16.20
Accumulation units outstanding at the end of period	-	1,016	1,229	995	952	1,004

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$9.83	$6.63	$10.55	$11.20	$10.29	$10.18
End of period	$11.70	$9.83	$6.63	$10.55	$11.20	$10.29
Accumulation units outstanding at the end of period	-	1,128	1,466	1,272	1,221	1,257

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.15	$10.88	$10.82	$10.49	$10.44	$11.01
End of period	$11.45	$11.15	$10.88	$10.82	$10.49	$10.44
Accumulation units outstanding at the end of period	-	3,006	2,611	3,850	3,894	3,734

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division1

Accumulation unit value:
Beginning of period	$7.95	$6.16	$9.24	$10.35	$9.41	$9.60
End of period	$9.46	$7.95	$6.16	$9.24	$10.35	$9.41
Accumulation units outstanding at the end of period	-	1,042	1,194	1,095	989	1,034

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$10.67	$8.40	$16.82	$15.62	$11.50	$10.45
End of period	$11.87	$10.67	$8.40	$16.82	$15.62	$11.50
Accumulation units outstanding at the end of period	-	1,837	2,014	1,400	1,563	1,974

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$12.84	$10.25	$18.51	$17.30	$14.21	$13.18
End of period	$13.30	$12.84	$10.25	$18.51	$17.30	$14.21
Accumulation units outstanding at the end of period	-	1,955	2,157	1,675	1,798	2,069

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division2

Accumulation unit value:
Beginning of period	$8.85	$7.36	$13.21	$13.43	$11.66	$10.65
End of period	$10.05	$8.85	$7.36	$13.21	$13.43	$11.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$11.91	$8.90	$14.71	$14.13	$13.28	$12.30
End of period	$14.54	$11.91	$8.90	$14.71	$14.13	$13.28
Accumulation units outstanding at the end of period	-	922	1,114	913	965	979

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$10.67	$8.64	$13.70	$14.43	$12.67	$12.00
End of period	$13.07	$10.67	$8.64	$13.70	$14.43	$12.67
Accumulation units outstanding at the end of period	-	776	863	723	710	768

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.61	$8.65	$16.97	$14.65	$15.32	$11.54
End of period	$11.41	$9.61	$8.65	$16.97	$14.65	$15.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$14.15	$12.64	$12.99	$12.38	$12.34	$12.31
End of period	$14.76	$14.15	$12.64	$12.99	$12.38	$12.34
Accumulation units outstanding at the end of period	-	2,174	2,078	2,945	3,022	2,890

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$11.23	$7.92	$11.80	$12.30	$11.48	$11.65
End of period	$12.59	$11.23	$7.92	$11.80	$12.30	$11.48
Accumulation units outstanding at the end of period	-	749	932	875	834	850

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.25	$9.31	$11.13	$10.80	$10.33	$10.24
End of period	$10.80	$10.25	$9.31	$11.13	$10.80	$10.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$10.45	$9.09	$11.90	$11.40	$10.65	$10.39
End of period	$11.28	$10.45	$9.09	$11.90	$11.40	$10.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$11.18	$9.34	$13.29	$12.62	$11.60	$11.13
End of period	$12.27	$11.18	$9.34	$13.29	$12.62	$11.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$20.45	$17.62	$22.93	$22.01	$19.97	$18.42
End of period	$21.97	$20.45	$17.62	$22.93	$22.01	$19.97
Accumulation units outstanding at the end of period	-	814	827	892	933	974

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$15.80	$13.15	$20.34	$19.46	$16.60	$16.01
End of period	$17.42	$15.80	$13.15	$20.34	$19.46	$16.60
Accumulation units outstanding at the end of period	-	700	749	663	702	781

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$30.32	$21.30	$37.01	$32.57	$31.45	$27.85
End of period	$37.58	$30.32	$21.30	$37.01	$32.57	$31.45
Accumulation units outstanding at the end of period	-	273	349	273	315	310

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$10.97	$8.25	$14.30	$14.63	$12.57	$12.23
End of period	$12.32	$10.97	$8.25	$14.30	$14.63	$12.57
Accumulation units outstanding at the end of period	-	1,009	1,193	948	936	1,032

Accumulation Unit Values
Contract with Endorsements - 3.195%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division47

Accumulation unit value:
Beginning of period	$16.59	$12.64	$21.15	$19.48	$18.28	N/A
End of period	$21.79	$16.59	$12.64	$21.15	$19.48	N/A
Accumulation units outstanding at the end of period	-	-	-	-	364	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division47

Accumulation unit value:
Beginning of period	$16.62	$15.03	$16.37	$15.79	$15.26	N/A
End of period	$17.32	$16.62	$15.03	$16.37	$15.79	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,745	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.07	$10.80	$10.76	$10.44	$10.40	$11.01
End of period	$11.35	$11.07	$10.80	$10.76	$10.44	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	2,630	2,324

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division97

Accumulation unit value:
Beginning of period	$5.74	$5.12	$9.79	$10.00	$9.92	N/A
End of period	$6.93	$5.74	$5.12	$9.79	$10.00	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division97

Accumulation unit value:
Beginning of period	$9.53	$8.14	$10.94	$10.50	$10.58	N/A
End of period	$9.59	$9.53	$8.14	$10.94	$10.50	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$12.74	$10.17	$18.40	$17.22	$14.15	$12.73
End of period	$13.18	$12.74	$10.17	$18.40	$17.22	$14.15
Accumulation units outstanding at the end of period	-	-	-	-	868	1,920

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$8.81	$7.33	$13.16	$13.40	$11.64	$10.40
End of period	$9.99	$8.81	$7.33	$13.16	$13.40	$11.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division97

Accumulation unit value:
Beginning of period	$8.90	$6.85	$12.10	$10.49	$10.76	N/A
End of period	$10.11	$8.90	$6.85	$12.10	$10.49	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division97

Accumulation unit value:
Beginning of period	$7.02	$6.05	$12.41	$12.20	$11.87	N/A
End of period	$7.58	$7.02	$6.05	$12.41	$12.20	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$11.82	$8.84	$14.63	$14.06	$13.23	$12.03
End of period	$14.41	$11.82	$8.84	$14.63	$14.06	$13.23
Accumulation units outstanding at the end of period	-	-	-	-	-	2,036

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$8.41	$6.89	$11.41	$11.23	$10.08	$9.83
End of period	$9.32	$8.41	$6.89	$11.41	$11.23	$10.08
Accumulation units outstanding at the end of period	-	-	-	-	-	2,496

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$10.59	$8.58	$13.61	$14.36	$12.62	$11.99
End of period	$12.95	$10.59	$8.58	$13.61	$14.36	$12.62
Accumulation units outstanding at the end of period	-	-	-	-	-	2,039

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.56	$8.61	$16.91	$14.62	$15.30	$12.22
End of period	$11.34	$9.56	$8.61	$16.91	$14.62	$15.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division97

Accumulation unit value:
Beginning of period	$11.05	$9.24	$13.16	$12.51	$12.26	N/A
End of period	$12.12	$11.05	$9.24	$13.16	$12.51	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division47

Accumulation unit value:
Beginning of period	$15.69	$13.07	$20.24	$19.38	$17.40	N/A
End of period	$17.28	$15.69	$13.07	$20.24	$19.38	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,531	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division47

Accumulation unit value:
Beginning of period	$20.14	$14.49	$26.18	$24.55	$22.19	N/A
End of period	$22.78	$20.14	$14.49	$26.18	$24.55	N/A
Accumulation units outstanding at the end of period	-	-	-	-	900	N/A

JNL/T.Rowe Price Mid-Cap Growth Division47

Accumulation unit value:
Beginning of period	$29.87	$21.01	$36.54	$32.19	$31.41	N/A
End of period	$37.00	$29.87	$21.01	$36.54	$32.19	N/A
Accumulation units outstanding at the end of period	-	-	-	-	424	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division303

Accumulation unit value:
Beginning of period	$12.58	$11.49	N/A	N/A	N/A	N/A
End of period	$13.99	$12.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	855,007	254,042	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division278

Accumulation unit value:
Beginning of period	$13.08	$10.00	N/A	N/A	N/A	N/A
End of period	$14.71	$13.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,783,550	1,001,068	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division279

Accumulation unit value:
Beginning of period	$13.41	$10.40	N/A	N/A	N/A	N/A
End of period	$15.15	$13.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,216,900	394,761	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division304

Accumulation unit value:
Beginning of period	$13.80	$12.92	N/A	N/A	N/A	N/A
End of period	$15.73	$13.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	850,459	512,317	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division338
Accumulation unit value:
Beginning of period	$9.34	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	352,269	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division333

Accumulation unit value:
Beginning of period	$9.86	N/A	N/A	N/A	N/A	N/A
End of period	$10.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	380,720	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division332
Accumulation unit value:
Beginning of period	$9.64	N/A	N/A	N/A	N/A	N/A
End of period	$11.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	284,168	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division337

Accumulation unit value:
Beginning of period	$9.40	N/A	N/A	N/A	N/A	N/A
End of period	$10.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	377,759	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division336

Accumulation unit value:
Beginning of period	$9.56	N/A	N/A	N/A	N/A	N/A
End of period	$10.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	254,791	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division333

Accumulation unit value:
Beginning of period	$9.58	N/A	N/A	N/A	N/A	N/A
End of period	$11.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	282,408	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.68	$6.56	$13.68	$10.00	N/A	N/A
End of period	$11.18	$9.68	$6.56	$13.68	N/A	N/A
Accumulation units outstanding at the end of period	1,955,611	1,521,444	862,180	723,817	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division359

Accumulation unit value:
Beginning of period	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	426,061	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$10.73	$8.91	$12.63	$11.89	$10.91	$9.85
End of period	$11.51	$10.73	$8.91	$12.63	$11.89	$10.91
Accumulation units outstanding at the end of period	1,083,047	932,638	840,842	457,326	195,293	55,688

JNL/Capital Guardian Global Diversified
Research Division1
Accumulation unit value:
Beginning of period	$23.11	$17.00	$30.04	$25.32	$22.71	$21.95
End of period	$25.41	$23.11	$17.00	$30.04	$25.32	$22.71
Accumulation units outstanding at the end of period	418,375	322,782	166,606	78,376	3,139	1,426

JNL/Capital Guardian U.S. Growth
Equity Division1
Accumulation unit value:
Beginning of period	$22.48	$16.95	$29.15	$27.01	$26.25	$24.89
End of period	$24.91	$22.48	$16.95	$29.15	$27.01	$26.25
Accumulation units outstanding at the end of period	396,011	351,953	185,983	47,200	8,136	4,049

JNL/Eagle Core Equity Division1

Accumulation unit value:
Beginning of period	$14.78	$11.22	$18.72	$18.92	$17.12	$16.51
End of period	$16.26	$14.78	$11.22	$18.72	$18.92	$17.12
Accumulation units outstanding at the end of period	207,156	150,213	43,679	21,465	14,817	2,156

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$20.37	$15.28	$25.18	$22.84	$19.33	$18.21
End of period	$27.18	$20.37	$15.28	$25.18	$22.84	$19.33
Accumulation units outstanding at the end of period	333,459	422,186	257,552	151,434	76,738	1,249

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.99	$6.24	$9.93	$10.00	N/A	N/A
End of period	$8.67	$7.99	$6.24	$9.93	N/A	N/A
Accumulation units outstanding at the end of period	4,620,969	4,822,032	4,930,733	3,914,357	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.45	$5.79	$9.91	$9.94	N/A	N/A
End of period	$7.84	$7.45	$5.79	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	660,929	553,161	356,961	278,165	N/A	N/A

JNL/Franklin Templeton Income Division35

Accumulation unit value:
Beginning of period	$9.83	$7.52	$10.88	$10.86	$10.03	N/A
End of period	$10.88	$9.83	$7.52	$10.88	$10.86	N/A
Accumulation units outstanding at the end of period	2,951,916	2,684,580	2,257,359	1,833,175	289,594	N/A

JNL/Franklin Templeton International
Small Cap Growth Division210
Accumulation unit value:
Beginning of period	$6.71	$4.47	$9.86	$10.08	N/A	N/A
End of period	$7.95	$6.71	$4.47	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	586,491	476,517	351,817	1,120	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.51	$6.02	$9.86	$9.99	N/A	N/A
End of period	$8.23	$7.51	$6.02	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	1,123,651	804,261	591,378	451,128	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division1

Accumulation unit value:
Beginning of period	$10.08	$7.67	$11.66	$12.63	$10.91	$10.00
End of period	$12.58	$10.08	$7.67	$11.66	$12.63	$10.91
Accumulation units outstanding at the end of period	753,382	430,347	243,896	140,068	58,568	10,327

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$20.84	$18.56	$19.90	$18.91	$18.36	$18.13
End of period	$22.06	$20.84	$18.56	$19.90	$18.91	$18.36
Accumulation units outstanding at the end of period	803,743	705,049	514,417	477,980	244,260	80,727

JNL/Goldman Sachs Emerging Markets
Debt Division261
Accumulation unit value:
Beginning of period	$11.66	$9.64	$10.00	N/A	N/A	N/A
End of period	$13.31	$11.66	$9.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,601,104	378,956	11,912	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.64	$8.15	$12.97	$12.83	$11.27	$10.00
End of period	$13.01	$10.64	$8.15	$12.97	$12.83	$11.27
Accumulation units outstanding at the end of period	647,860	385,254	390,980	393,399	101,915	6,317

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.04	$6.55	$10.68	$10.09	N/A	N/A
End of period	$8.60	$8.04	$6.55	$10.68	N/A	N/A
Accumulation units outstanding at the end of period	474,617	396,794	215,366	27,148	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.70	$8.21	$12.98	$15.53	$11.57	$10.00
End of period	$12.33	$10.70	$8.21	$12.98	$15.53	$11.57
Accumulation units outstanding at the end of period	803,511	563,770	432,149	292,148	216,515	43,925

JNL/Invesco International Growth Division1

Accumulation unit value:
Beginning of period	$14.61	$10.84	$18.66	$17.28	$14.33	$12.81
End of period	$16.13	$14.61	$10.84	$18.66	$17.28	$14.33
Accumulation units outstanding at the end of period	426,732	300,462	244,170	226,100	56,264	8,431

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$10.60	$8.67	$14.14	$12.42	$11.71	$10.83
End of period	$12.24	$10.60	$8.67	$14.14	$12.42	$11.71
Accumulation units outstanding at the end of period	721,120	584,653	414,125	409,506	65,174	10,719

JNL/Invesco Small Cap Growth Division1

Accumulation unit value:
Beginning of period	$12.24	$9.23	$15.57	$14.22	$12.62	$11.27
End of period	$15.20	$12.24	$9.23	$15.57	$14.22	$12.62
Accumulation units outstanding at the end of period	376,362	250,992	95,532	73,021	33,712	6,420

JNL/Ivy Asset Strategy Division311

Accumulation unit value:
Beginning of period	$10.37	$10.00	N/A	N/A	N/A	N/A
End of period	$11.20	$10.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,896,332	714,558	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.99	$9.37	$17.16	$15.58	$12.00	$10.08
End of period	$12.69	$11.99	$9.37	$17.16	$15.58	$12.00
Accumulation units outstanding at the end of period	913,157	729,830	679,991	734,092	296,272	37,655

JNL/JPMorgan MidCap Growth Division1

Accumulation unit value:
Beginning of period	$19.27	$13.70	$25.07	$23.61	$21.42	$19.82
End of period	$23.80	$19.27	$13.70	$25.07	$23.61	$21.42
Accumulation units outstanding at the end of period	136,623	74,954	47,029	27,346	5,346	1,336

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$17.40	$17.06	$16.28	$15.56	$15.32	$15.19
End of period	$18.37	$17.40	$17.06	$16.28	$15.56	$15.32
Accumulation units outstanding at the end of period	1,251,890	1,194,561	773,574	337,391	128,425	49,564

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division32

Accumulation unit value:
Beginning of period	$11.70	$6.92	$14.09	$10.87	$9.99	N/A
End of period	$14.03	$11.70	$6.92	$14.09	$10.87	N/A
Accumulation units outstanding at the end of period	2,622,596	2,147,586	1,192,323	635,261	108,474	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$16.15	$11.76	$19.58	$20.45	$18.14	$16.53
End of period	$19.55	$16.15	$11.76	$19.58	$20.45	$18.14
Accumulation units outstanding at the end of period	324,683	651,194	659,957	590,979	116,593	27,862

JNL/M&G Global Basics Division270

Accumulation unit value:
Beginning of period	$12.13	$8.39	$8.17	N/A	N/A	N/A
End of period	$14.68	$12.13	$8.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	110,288	62,148	599	N/A	N/A	N/A

JNL/M&G Global Leaders Division263

Accumulation unit value:
Beginning of period	$11.25	$8.32	$8.63	N/A	N/A	N/A
End of period	$12.53	$11.25	$8.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	50,947	48,172	2,227	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division169
Accumulation unit value:
Beginning of period	$7.54	$6.15	$9.81	$10.17	N/A	N/A
End of period	$8.63	$7.54	$6.15	$9.81	N/A	N/A
Accumulation units outstanding at the end of period	560,422	589,366	417,638	308,980	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$11.44	$7.60	$11.94	$12.49	$11.31	$11.31
End of period	$13.82	$11.44	$7.60	$11.94	$12.49	$11.31
Accumulation units outstanding at the end of period	727,279	447,860	493,988	808,096	494,451	167,461

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.51	$12.03	$11.80	$11.27	$11.05	$11.01
End of period	$13.03	$12.51	$12.03	$11.80	$11.27	$11.05
Accumulation units outstanding at the end of period	1,856,156	1,882,603	1,539,840	1,188,457	628,367	135,349

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.51	$3.65	$6.14	$5.99	$11.22	$4.43
End of period	$5.43	$4.51	$3.65	$6.14	$5.99	$11.22
Accumulation units outstanding at the end of period	286,903	205,662	169,036	207,673	192,022	-

JNL/MCM Consumer Brands Sector Division1

Accumulation unit value:
Beginning of period	$9.25	$7.07	$10.46	$11.54	$10.34	$10.55
End of period	$11.17	$9.25	$7.07	$10.46	$11.54	$10.34
Accumulation units outstanding at the end of period	237,911	96,121	70,269	14,126	8,890	1,439

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.75	$5.93	$11.16	$11.23	$8.81	$9.33
End of period	$8.28	$6.75	$5.93	$11.16	$11.23	$8.81
Accumulation units outstanding at the end of period	669,159	765,633	755,531	994,849	622,858	201,663

JNL/MCM Dow Dividend Division6

Accumulation unit value:
Beginning of period	$6.16	$5.20	$10.45	$11.80	$10.02	N/A
End of period	$6.78	$6.16	$5.20	$10.45	$11.80	N/A
Accumulation units outstanding at the end of period	869,127	949,752	915,244	1,002,519	685,462	N/A
JNL/MCM European 30 Division265

Accumulation unit value:
Beginning of period	$11.92	$8.59	$8.20	N/A	N/A	N/A
End of period	$11.98	$11.92	$8.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,519	27,181	3,122	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division1

Accumulation unit value:
Beginning of period	$6.73	$5.77	$11.88	$14.61	$12.52	$11.74
End of period	$7.51	$6.73	$5.77	$11.88	$14.61	$12.52
Accumulation units outstanding at the end of period	430,436	663,520	413,506	70,680	41,500	3,211

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$12.42	$9.64	$19.03	$17.41	$12.63	$11.15
End of period	$14.01	$12.42	$9.64	$19.03	$17.41	$12.63
Accumulation units outstanding at the end of period	659,428	887,774	939,431	1,173,378	703,693	164,857

JNL/MCM Global Alpha Division319

Accumulation unit value:
Beginning of period	$9.84	$9.99	N/A	N/A	N/A	N/A
End of period	$10.26	$9.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	178,487	9,915	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$11.22	$9.43	$12.48	$11.80	$11.28	$10.59
End of period	$11.46	$11.22	$9.43	$12.48	$11.80	$11.28
Accumulation units outstanding at the end of period	340,173	668,544	326,148	238,381	64,681	19,441

JNL/MCM Index 5 Division172

Accumulation unit value:
Beginning of period	$8.40	$6.82	$9.89	$10.15	N/A	N/A
End of period	$9.57	$8.40	$6.82	$9.89	N/A	N/A
Accumulation units outstanding at the end of period	607,592	492,355	249,678	95,961	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$14.41	$11.33	$20.18	$18.59	$15.05	$13.17
End of period	$15.14	$14.41	$11.33	$20.18	$18.59	$15.05
Accumulation units outstanding at the end of period	1,018,765	946,751	687,349	559,212	322,263	60,315

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.55	$7.82	$13.84	$13.87	$11.87	$10.57
End of period	$11.00	$9.55	$7.82	$13.84	$13.87	$11.87
Accumulation units outstanding at the end of period	7,484,925	9,076,206	10,518,531	11,080,198	6,540,151	1,668,358

JNL/MCM JNL Optimized 5 Division32

Accumulation unit value:
Beginning of period	$8.60	$6.35	$11.97	$10.72	$10.00	N/A
End of period	$9.62	$8.60	$6.35	$11.97	$10.72	N/A
Accumulation units outstanding at the end of period	1,030,289	1,277,353	1,303,739	970,595	144,697	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.65	$7.32	$12.72	$10.86	$10.54	$10.42
End of period	$11.13	$9.65	$7.32	$12.72	$10.86	$10.54
Accumulation units outstanding at the end of period	266,653	303,675	172,483	264,277	70,063	17,277

JNL/MCM NYSE International 25 Division166

Accumulation unit value:
Beginning of period	$8.22	$6.14	$11.55	$10.25	N/A	N/A
End of period	$8.27	$8.22	$6.14	$11.55	N/A	N/A
Accumulation units outstanding at the end of period	365,648	356,385	200,666	106,444	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$26.43	$22.37	$36.61	$27.51	$23.15	$16.69
End of period	$30.96	$26.43	$22.37	$36.61	$27.51	$23.15
Accumulation units outstanding at the end of period	516,280	345,390	249,993	246,952	110,615	30,829

JNL/MCM Pacific Rim 30 Division266

Accumulation unit value:
Beginning of period	$11.68	$9.56	$9.49	N/A	N/A	N/A
End of period	$12.97	$11.68	$9.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	72,995	19,062	3,044	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$8.26	$7.01	$14.15	$13.70	$13.31	$9.57
End of period	$9.05	$8.26	$7.01	$14.15	$13.70	$13.31
Accumulation units outstanding at the end of period	381,280	503,106	527,962	740,726	488,492	168,454

JNL/MCM S&P 24 Division55

Accumulation unit value:
Beginning of period	$8.34	$7.13	$10.78	$10.19	$9.34	N/A
End of period	$9.56	$8.34	$7.13	$10.78	$10.19	N/A
Accumulation units outstanding at the end of period	146,799	157,146	152,200	25,911	11,759	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$13.37	$9.85	$16.04	$15.18	$14.07	$12.28
End of period	$16.55	$13.37	$9.85	$16.04	$15.18	$14.07
Accumulation units outstanding at the end of period	764,461	765,308	540,582	499,689	259,288	49,098

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.51	$7.67	$12.51	$12.13	$10.71	$10.25
End of period	$10.70	$9.51	$7.67	$12.51	$12.13	$10.71
Accumulation units outstanding at the end of period	1,864,621	1,763,994	1,177,987	834,151	381,594	123,069

JNL/MCM S&P SMid 60 Division165

Accumulation unit value:
Beginning of period	$9.63	$6.06	$8.83	$10.24	N/A	N/A
End of period	$11.44	$9.63	$6.06	$8.83	N/A	N/A
Accumulation units outstanding at the end of period	519,471	411,290	245,365	44,177	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$11.27	$10.92	$18.52	$21.03	$19.52	$16.78
End of period	$12.77	$11.27	$10.92	$18.52	$21.03	$19.52
Accumulation units outstanding at the end of period	265,648	341,734	337,697	385,535	263,198	88,445

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.97	$9.56	$14.93	$15.51	$13.42	$12.41
End of period	$14.88	$11.97	$9.56	$14.93	$15.51	$13.42
Accumulation units outstanding at the end of period	718,639	653,091	299,806	288,154	169,781	41,703

JNL/MCM Technology Sector Division1

Accumulation unit value:
Beginning of period	$6.20	$3.85	$6.92	$6.14	$5.71	$5.46
End of period	$6.84	$6.20	$3.85	$6.92	$6.14	$5.71
Accumulation units outstanding at the end of period	1,833,796	1,646,402	598,550	488,224	123,212	8,462

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.37	$9.19	$17.78	$15.13	$15.60	$11.22
End of period	$12.49	$10.37	$9.19	$17.78	$15.13	$15.60
Accumulation units outstanding at the end of period	1,063,140	976,916	989,280	1,097,829	849,485	355,249

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.86	$8.09	$14.37	$13.19	$11.96	$10.80
End of period	$11.18	$9.86	$8.09	$14.37	$13.19	$11.96
Accumulation units outstanding at the end of period	707,480	777,241	682,945	581,624	556,212	112,614

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$12.06	$8.80	$15.12	$14.46	$12.57	$10.84
End of period	$13.69	$12.06	$8.80	$15.12	$14.46	$12.57
Accumulation units outstanding at the end of period	589,515	445,832	255,927	199,219	139,586	21,797

JNL/PAM Asia ex-Japan Division237

Accumulation unit value:
Beginning of period	$8.02	$4.81	$8.93	N/A	N/A	N/A
End of period	$9.42	$8.02	$4.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	421,178	325,565	69,625	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division237

Accumulation unit value:
Beginning of period	$7.45	$4.16	$7.91	N/A	N/A	N/A
End of period	$8.57	$7.45	$4.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,803,113	855,853	387,241	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.92	$10.34	$10.92	$10.00	N/A	N/A
End of period	$12.63	$11.92	$10.34	$10.92	N/A	N/A
Accumulation units outstanding at the end of period	3,149,984	2,457,325	1,346,990	222,506	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.79	$14.79	$14.97	$14.07	$13.82	$13.70
End of period	$17.77	$16.79	$14.79	$14.97	$14.07	$13.82
Accumulation units outstanding at the end of period	6,333,012	4,520,382	2,316,270	1,290,856	487,648	240,401

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$13.33	$9.27	$13.60	$13.99	$12.87	$12.83
End of period	$15.17	$13.33	$9.27	$13.60	$13.99	$12.87
Accumulation units outstanding at the end of period	2,332,685	1,799,561	1,132,191	397,249	207,907	53,507

JNL/PPM America Mid Cap Value Division239

Accumulation unit value:
Beginning of period	$8.16	$5.63	$10.44	N/A	N/A	N/A
End of period	$10.40	$8.16	$5.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	222,604	62,500	36,707	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division243

Accumulation unit value:
Beginning of period	$8.22	$6.24	$10.22	N/A	N/A	N/A
End of period	$10.33	$8.22	$6.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	327,186	97,928	28,365	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division1

Accumulation unit value:
Beginning of period	$15.22	$10.70	$20.61	$22.21	$19.97	$19.08
End of period	$17.59	$15.22	$10.70	$20.61	$22.21	$19.97
Accumulation units outstanding at the end of period	70,674	68,693	47,995	25,687	13,620	3,624

JNL/Red Rocks Listed Private Equity Division261

Accumulation unit value:
Beginning of period	$8.17	$5.92	$10.00	N/A	N/A	N/A
End of period	$10.16	$8.17	$5.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,441,640	481,595	46,098	N/A	N/A	N/A

JNL/S&P 4 Division210

Accumulation unit value:
Beginning of period	$9.31	$6.67	$9.92	$10.30	N/A	N/A
End of period	$10.42	$9.31	$6.67	$9.92	N/A	N/A
Accumulation units outstanding at the end of period	1,709,641	1,879,187	1,272,284	56,804	N/A	N/A

JNL/S&P Competitive Advantage Division208

Accumulation unit value:
Beginning of period	$9.77	$6.88	$9.91	$9.99	N/A	N/A
End of period	$10.82	$9.77	$6.88	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	313,563	250,118	111,748	11,936	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.73	$6.27	$10.48	$10.13	N/A	N/A
End of period	$8.57	$7.73	$6.27	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	995,061	784,501	223,816	21,874	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.88	$7.60	$10.53	$10.08	N/A	N/A
End of period	$9.70	$8.88	$7.60	$10.53	N/A	N/A
Accumulation units outstanding at the end of period	1,667,438	999,662	595,337	384,115	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.14	$6.74	$10.50	$10.22	N/A	N/A
End of period	$9.07	$8.14	$6.74	$10.50	N/A	N/A
Accumulation units outstanding at the end of period	1,527,818	1,220,638	549,707	277,409	N/A	N/A

JNL/S&P Dividend Income & Growth Division215

Accumulation unit value:
Beginning of period	$8.64	$7.11	$9.76	$9.74	N/A	N/A
End of period	$10.05	$8.64	$7.11	$9.76	N/A	N/A
Accumulation units outstanding at the end of period	720,394	231,130	147,761	1,155	N/A	N/A

JNL/S&P Intrinsic Value Division208

Accumulation unit value:
Beginning of period	$9.66	$6.25	$9.92	$9.99	N/A	N/A
End of period	$10.87	$9.66	$6.25	$9.92	N/A	N/A
Accumulation units outstanding at the end of period	250,867	142,848	93,098	16,653	N/A	N/A

JNL/S&P Managed Aggressive Growth Division1

Accumulation unit value:
Beginning of period	$12.53	$9.72	$16.24	$15.13	$13.31	$12.16
End of period	$14.43	$12.53	$9.72	$16.24	$15.13	$13.31
Accumulation units outstanding at the end of period	1,333,197	1,059,783	424,453	236,837	38,174	7,285

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$11.05	$9.90	$11.67	$11.16	$10.52	$10.23
End of period	$11.82	$11.05	$9.90	$11.67	$11.16	$10.52
Accumulation units outstanding at the end of period	5,442,432	4,699,735	3,154,994	1,794,277	895,716	246,126

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.90	$10.24	$16.11	$15.06	$13.42	$12.41
End of period	$14.73	$12.90	$10.24	$16.11	$15.06	$13.42
Accumulation units outstanding at the end of period	2,394,519	1,904,647	1,137,147	819,698	274,907	29,208

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.28	$9.66	$12.48	$11.77	$10.84	$10.35
End of period	$12.35	$11.28	$9.66	$12.48	$11.77	$10.84
Accumulation units outstanding at the end of period	5,460,045	4,917,222	4,127,718	3,216,027	1,469,229	419,874

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$13.25	$10.91	$15.30	$14.32	$12.98	$12.17
End of period	$14.75	$13.25	$10.91	$15.30	$14.32	$12.98
Accumulation units outstanding at the end of period	5,379,916	4,592,178	3,620,188	2,800,570	867,256	245,470

JNL/S&P Total Yield Division208

Accumulation unit value:
Beginning of period	$8.95	$6.37	$10.06	$9.98	N/A	N/A
End of period	$9.69	$8.95	$6.37	$10.06	N/A	N/A
Accumulation units outstanding at the end of period	213,049	135,984	150,942	7,723	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$25.27	$21.46	$27.52	$26.03	$23.28	$22.15
End of period	$27.54	$25.27	$21.46	$27.52	$26.03	$23.28
Accumulation units outstanding at the end of period	1,509,468	1,089,056	886,543	694,945	306,525	46,150

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$12.66	$12.85	$12.78	$12.41	$12.07	$11.94
End of period	$12.45	$12.66	$12.85	$12.78	$12.41	$12.07
Accumulation units outstanding at the end of period	6,874,332	7,040,212	8,447,747	4,217,417	1,455,040	159,374

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$17.55	$14.39	$21.95	$20.69	$17.40	$16.04
End of period	$19.63	$17.55	$14.39	$21.95	$20.69	$17.40
Accumulation units outstanding at the end of period	522,726	356,721	300,266	223,972	134,827	18,271

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$25.25	$17.89	$31.82	$29.38	$26.27	$24.68
End of period	$29.00	$25.25	$17.89	$31.82	$29.38	$26.27
Accumulation units outstanding at the end of period	626,635	428,267	260,540	179,836	63,511	10,681

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$37.46	$25.93	$44.42	$38.53	$36.68	$31.40
End of period	$47.11	$37.46	$25.93	$44.42	$38.53	$36.68
Accumulation units outstanding at the end of period	589,386	437,276	348,982	240,861	93,858	17,724

JNL/T.Rowe Price Short-Term Bond Division40

Accumulation unit value:
Beginning of period	$10.29	$9.72	$10.51	$10.20	$10.00	N/A
End of period	$10.42	$10.29	$9.72	$10.51	$10.20	N/A
Accumulation units outstanding at the end of period	2,754,507	1,576,894	566,963	378,381	81,979	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$12.61	$9.36	$15.98	$16.11	$13.64	$12.76
End of period	$14.38	$12.61	$9.36	$15.98	$16.11	$13.64
Accumulation units outstanding at the end of period	786,897	633,987	539,696	497,191	240,232	69,214

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division280

Accumulation unit value:
Beginning of period	$12.55	$10.25	N/A	N/A	N/A	N/A
End of period	$13.92	$12.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,986	3,422	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division318

Accumulation unit value:
Beginning of period	$13.06	$12.80	N/A	N/A	N/A	N/A
End of period	$14.65	$13.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	142,794	132,298	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division305

Accumulation unit value:
Beginning of period	$13.38	$12.52	N/A	N/A	N/A	N/A
End of period	$15.09	$13.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,493	4,905	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division318

Accumulation unit value:
Beginning of period	$13.78	$13.60	N/A	N/A	N/A	N/A
End of period	$15.66	$13.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81,507	63,654	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division343
Accumulation unit value:
Beginning of period	$8.74	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,084	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division343

Accumulation unit value:
Beginning of period	$9.69	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,202	N/A	N/A	N/A	N/A	N/A
JNL/American Funds Global Small
Capitalization Division336
Accumulation unit value:
Beginning of period	$9.58	N/A	N/A	N/A	N/A	N/A
End of period	$11.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,961	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division336

Accumulation unit value:
Beginning of period	$9.69	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,318	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division336

Accumulation unit value:
Beginning of period	$9.56	N/A	N/A	N/A	N/A	N/A
End of period	$10.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,478	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division336

Accumulation unit value:
Beginning of period	$9.67	N/A	N/A	N/A	N/A	N/A
End of period	$11.22	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,507	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.61	$6.53	$13.65	$10.18	N/A	N/A
End of period	$11.07	$9.61	$6.53	$13.65	N/A	N/A
Accumulation units outstanding at the end of period	123,734	163,955	147,196	102,527	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division358

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,253	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$10.47	$8.72	$12.39	$11.69	$10.76	$9.73
End of period	$11.20	$10.47	$8.72	$12.39	$11.69	$10.76
Accumulation units outstanding at the end of period	6,670	20,187	31,264	8,149	11,554	2,670

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$22.28	$16.43	$29.11	$24.59	$22.12	$21.45
End of period	$24.43	$22.28	$16.43	$29.11	$24.59	$22.12
Accumulation units outstanding at the end of period	18,295	14,081	14,155	12,708	3,849	-

JNL/Capital Guardian U.S. Growth
Equity Division1
Accumulation unit value:
Beginning of period	$21.67	$16.38	$28.24	$26.23	$25.56	$24.29
End of period	$23.96	$21.67	$16.38	$28.24	$26.23	$25.56
Accumulation units outstanding at the end of period	17,630	15,691	14,964	7,944	5,261	1,015

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$14.29	$10.88	$18.20	$18.44	$16.73	$16.27
End of period	$15.69	$14.29	$10.88	$18.20	$18.44	$16.73
Accumulation units outstanding at the end of period	11,397	8,212	10,176	4,533	2,749	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$19.70	$14.82	$24.48	$22.26	$18.89	$17.84
End of period	$26.23	$19.70	$14.82	$24.48	$22.26	$18.89
Accumulation units outstanding at the end of period	17,469	8,237	10,142	9,761	6,968	1,080

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.93	$6.21	$9.91	$10.00	N/A	N/A
End of period	$8.59	$7.93	$6.21	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	376,982	436,078	552,987	588,937	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.39	$5.76	$9.88	$9.94	N/A	N/A
End of period	$7.76	$7.39	$5.76	$9.88	N/A	N/A
Accumulation units outstanding at the end of period	31,682	36,826	38,735	25,870	N/A	N/A

JNL/Franklin Templeton Income Division38

Accumulation unit value:
Beginning of period	$9.74	$7.47	$10.83	$10.84	$9.95	N/A
End of period	$10.76	$9.74	$7.47	$10.83	$10.84	N/A
Accumulation units outstanding at the end of period	254,871	247,495	277,364	330,035	92,654	N/A

JNL/Franklin Templeton International
Small Cap Growth Division213
Accumulation unit value:
Beginning of period	$6.67	$4.46	$9.86	$9.51	N/A	N/A
End of period	$7.89	$6.67	$4.46	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	11,605	16,480	5,491	2,082	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.46	$6.00	$9.84	$9.95	N/A	N/A
End of period	$8.15	$7.46	$6.00	$9.84	N/A	N/A
Accumulation units outstanding at the end of period	95,105	109,217	106,132	67,669	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division1

Accumulation unit value:
Beginning of period	$9.96	$7.60	$11.58	$12.58	$10.89	$10.28
End of period	$12.40	$9.96	$7.60	$11.58	$12.58	$10.89
Accumulation units outstanding at the end of period	28,431	24,520	25,405	18,093	3,214	93

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$20.09	$17.94	$19.28	$18.36	$17.88	$17.70
End of period	$21.21	$20.09	$17.94	$19.28	$18.36	$17.88
Accumulation units outstanding at the end of period	50,858	61,399	63,277	65,488	34,981	17,166

JNL/Goldman Sachs Emerging Markets
Debt Division262
Accumulation unit value:
Beginning of period	$11.62	$9.64	$9.99	N/A	N/A	N/A
End of period	$13.24	$11.62	$9.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,133	21,562	394	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.51	$8.08	$12.88	$12.77	$11.25	$10.32
End of period	$12.83	$10.51	$8.08	$12.88	$12.77	$11.25
Accumulation units outstanding at the end of period	32,768	32,183	37,787	36,048	27,406	677

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.98	$6.51	$10.65	$10.24	N/A	N/A
End of period	$8.51	$7.98	$6.51	$10.65	N/A	N/A
Accumulation units outstanding at the end of period	17,598	13,108	23,012	9,418	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.58	$8.13	$12.89	$15.46	$11.55	$10.32
End of period	$12.16	$10.58	$8.13	$12.89	$15.46	$11.55
Accumulation units outstanding at the end of period	106,186	115,650	135,914	132,669	71,432	1,135

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$14.08	$10.48	$18.08	$16.78	$13.95	$12.54
End of period	$15.52	$14.08	$10.48	$18.08	$16.78	$13.95
Accumulation units outstanding at the end of period	23,988	29,785	30,747	22,584	30,895	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$10.38	$8.52	$13.92	$12.26	$11.58	$10.74
End of period	$11.96	$10.38	$8.52	$13.92	$12.26	$11.58
Accumulation units outstanding at the end of period	27,436	29,969	33,722	27,432	7,705	4,191

JNL/Invesco Small Cap Growth Division1

Accumulation unit value:
Beginning of period	$11.99	$9.07	$15.33	$14.03	$12.49	$11.18
End of period	$14.85	$11.99	$9.07	$15.33	$14.03	$12.49
Accumulation units outstanding at the end of period	14,251	16,181	14,913	9,611	5,260	1,270

JNL/Ivy Asset Strategy Division323

Accumulation unit value:
Beginning of period	$10.36	$10.44	N/A	N/A	N/A	N/A
End of period	$11.16	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	85,915	10,858	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.64	$9.12	$16.74	$15.24	$11.77	$9.91
End of period	$12.29	$11.64	$9.12	$16.74	$15.24	$11.77
Accumulation units outstanding at the end of period	74,240	72,710	119,379	128,752	47,586	1,915

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$18.57	$13.24	$24.29	$22.93	$20.86	$19.68
End of period	$22.89	$18.57	$13.24	$24.29	$22.93	$20.86
Accumulation units outstanding at the end of period	9,557	8,900	7,185	10,537	5,045	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$16.77	$16.49	$15.77	$15.11	$14.91	$14.83
End of period	$17.67	$16.77	$16.49	$15.77	$15.11	$14.91
Accumulation units outstanding at the end of period	51,399	56,261	140,820	77,198	5,228	2,225

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division32

Accumulation unit value:
Beginning of period	$11.59	$6.88	$14.03	$10.85	$9.99	N/A
End of period	$13.86	$11.59	$6.88	$14.03	$10.85	N/A
Accumulation units outstanding at the end of period	84,596	125,380	97,645	92,000	5,430	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$15.68	$11.44	$19.11	$20.00	$17.79	$16.25
End of period	$18.94	$15.68	$11.44	$19.11	$20.00	$17.79
Accumulation units outstanding at the end of period	20,219	22,113	28,528	25,118	18,163	11,556

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.09	$8.08	N/A	N/A	N/A	N/A
End of period	$14.60	$12.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,144	6,011	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division168
Accumulation unit value:
Beginning of period	$7.49	$6.13	$9.79	$10.18	N/A	N/A
End of period	$8.56	$7.49	$6.13	$9.79	N/A	N/A
Accumulation units outstanding at the end of period	5,595	8,045	8,569	8,236	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$11.14	$7.43	$11.68	$12.26	$11.13	$11.16
End of period	$13.43	$11.14	$7.43	$11.68	$12.26	$11.13
Accumulation units outstanding at the end of period	56,961	59,870	75,661	96,947	98,113	63,055

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.27	$11.82	$11.62	$11.13	$10.94	$10.92
End of period	$12.74	$12.27	$11.82	$11.62	$11.13	$10.94
Accumulation units outstanding at the end of period	68,350	71,678	75,074	86,163	26,321	9,947

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.39	$3.56	$6.01	$5.88	$4.40	$4.37
End of period	$5.28	$4.39	$3.56	$6.01	$5.88	$4.40
Accumulation units outstanding at the end of period	26,377	28,021	56,743	61,052	15,318	-

JNL/MCM Consumer Brands Sector Division1

Accumulation unit value:
Beginning of period	$9.01	$6.90	$10.23	$11.32	$10.17	$10.40
End of period	$10.85	$9.01	$6.90	$10.23	$11.32	$10.17
Accumulation units outstanding at the end of period	18,266	9,492	19,455	5,932	4,368	4,658

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.58	$5.79	$10.93	$11.03	$8.67	$9.20
End of period	$8.05	$6.58	$5.79	$10.93	$11.03	$8.67
Accumulation units outstanding at the end of period	51,287	52,408	65,348	97,814	95,589	57,745

JNL/MCM Dow Dividend Division5

Accumulation unit value:
Beginning of period	$6.09	$5.17	$10.40	$11.78	$10.00	N/A
End of period	$6.70	$6.09	$5.17	$10.40	$11.78	N/A
Accumulation units outstanding at the end of period	170,769	190,594	253,942	262,341	162,601	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$11.88	$9.92	N/A	N/A	N/A	N/A
End of period	$11.91	$11.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,377	37	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division1

Accumulation unit value:
Beginning of period	$6.55	$5.63	$11.63	$14.34	$12.32	$11.58
End of period	$7.30	$6.55	$5.63	$11.63	$14.34	$12.32
Accumulation units outstanding at the end of period	52,765	44,322	69,856	15,992	10,483	1,669

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$12.10	$9.41	$18.63	$17.09	$12.43	$10.99
End of period	$13.62	$12.10	$9.41	$18.63	$17.09	$12.43
Accumulation units outstanding at the end of period	79,215	99,793	141,039	176,573	119,723	64,133

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$9.90	N/A	N/A	N/A	N/A	N/A
End of period	$10.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,180	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.93	$9.21	$12.22	$11.58	$11.10	$10.45
End of period	$11.14	$10.93	$9.21	$12.22	$11.58	$11.10
Accumulation units outstanding at the end of period	15,408	20,923	41,349	14,486	8,240	2,299

JNL/MCM Index 5 Division175

Accumulation unit value:
Beginning of period	$8.34	$6.79	$9.87	$10.23	N/A	N/A
End of period	$9.48	$8.34	$6.79	$9.87	N/A	N/A
Accumulation units outstanding at the end of period	13,108	11,547	10,700	29,761	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$14.12	$11.13	$19.88	$18.36	$14.90	$13.07
End of period	$14.80	$14.12	$11.13	$19.88	$18.36	$14.90
Accumulation units outstanding at the end of period	68,722	75,464	95,466	95,503	51,137	10,917

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.43	$7.74	$13.73	$13.79	$11.83	$10.56
End of period	$10.83	$9.43	$7.74	$13.73	$13.79	$11.83
Accumulation units outstanding at the end of period	1,245,766	1,588,957	2,088,598	2,306,532	1,229,827	348,117

JNL/MCM JNL Optimized 5 Division31

Accumulation unit value:
Beginning of period	$8.52	$6.31	$11.92	$10.70	$10.04	N/A
End of period	$9.51	$8.52	$6.31	$11.92	$10.70	N/A
Accumulation units outstanding at the end of period	146,800	168,649	180,809	144,713	61,312	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.53	$7.24	$12.62	$10.80	$10.51	$10.42
End of period	$10.96	$9.53	$7.24	$12.62	$10.80	$10.51
Accumulation units outstanding at the end of period	5,556	13,152	13,030	22,535	13,947	16,034

JNL/MCM NYSE International 25 Division183

Accumulation unit value:
Beginning of period	$8.17	$6.12	$11.53	$10.77	N/A	N/A
End of period	$8.20	$8.17	$6.12	$11.53	N/A	N/A
Accumulation units outstanding at the end of period	16,042	9,027	12,624	8,811	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$25.74	$21.85	$35.84	$27.00	$22.78	$16.46
End of period	$30.08	$25.74	$21.85	$35.84	$27.00	$22.78
Accumulation units outstanding at the end of period	39,991	41,674	46,973	47,049	28,158	12,814

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.64	$10.68	N/A	N/A	N/A	N/A
End of period	$12.90	$11.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,771	37	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$8.05	$6.85	$13.85	$13.45	$13.09	$9.44
End of period	$8.79	$8.05	$6.85	$13.85	$13.45	$13.09
Accumulation units outstanding at the end of period	43,617	51,019	82,329	89,480	94,351	48,502

JNL/MCM S&P 24 Division84

Accumulation unit value:
Beginning of period	$8.26	$7.08	$10.73	$10.17	$9.94	N/A
End of period	$9.45	$8.26	$7.08	$10.73	$10.17	N/A
Accumulation units outstanding at the end of period	2,376	2,387	3,265	4,638	6,045	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$13.11	$9.68	$15.80	$14.99	$13.93	$12.19
End of period	$16.18	$13.11	$9.68	$15.80	$14.99	$13.93
Accumulation units outstanding at the end of period	30,610	33,547	36,339	48,010	33,490	10,746

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.32	$7.54	$12.33	$11.98	$10.61	$10.18
End of period	$10.47	$9.32	$7.54	$12.33	$11.98	$10.61
Accumulation units outstanding at the end of period	76,809	100,983	90,489	78,941	36,804	25,579

JNL/MCM S&P SMid 60 Division163

Accumulation unit value:
Beginning of period	$9.57	$6.04	$8.82	$10.18	N/A	N/A
End of period	$11.34	$9.57	$6.04	$8.82	N/A	N/A
Accumulation units outstanding at the end of period	14,915	19,212	16,709	9,783	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.97	$10.66	$18.13	$20.64	$19.21	$16.55
End of period	$12.41	$10.97	$10.66	$18.13	$20.64	$19.21
Accumulation units outstanding at the end of period	37,320	38,159	42,792	51,968	57,435	30,407

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005
JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.74	$9.39	$14.71	$15.31	$13.28	$12.32
End of period	$14.55	$11.74	$9.39	$14.71	$15.31	$13.28
Accumulation units outstanding at the end of period	33,231	41,673	29,592	31,102	22,714	7,693

JNL/MCM Technology Sector Division1

Accumulation unit value:
Beginning of period	$6.04	$3.76	$6.77	$6.02	$5.61	$5.38
End of period	$6.65	$6.04	$3.76	$6.77	$6.02	$5.61
Accumulation units outstanding at the end of period	52,146	92,718	38,601	18,823	14,060	8,685

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.24	$9.10	$17.64	$15.05	$15.55	$11.21
End of period	$12.30	$10.24	$9.10	$17.64	$15.05	$15.55
Accumulation units outstanding at the end of period	123,531	164,012	232,173	253,309	245,232	46,325

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.73	$8.00	$14.26	$13.12	$11.92	$10.79
End of period	$11.01	$9.73	$8.00	$14.26	$13.12	$11.92
Accumulation units outstanding at the end of period	41,980	58,360	81,815	88,928	44,868	27,312

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.80	$8.63	$14.87	$14.26	$12.42	$10.74
End of period	$13.36	$11.80	$8.63	$14.87	$14.26	$12.42
Accumulation units outstanding at the end of period	21,679	27,277	32,121	28,673	31,883	1,246

JNL/PAM Asia ex-Japan Division237

Accumulation unit value:
Beginning of period	$7.97	$4.79	$8.92	N/A	N/A	N/A
End of period	$9.34	$7.97	$4.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,946	26,059	2,775	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division237

Accumulation unit value:
Beginning of period	$7.41	$4.14	$7.90	N/A	N/A	N/A
End of period	$8.50	$7.41	$4.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,743	69,051	8,322	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.83	$10.29	$10.89	$10.02	N/A	N/A
End of period	$12.51	$11.83	$10.29	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	190,063	194,366	143,683	17,705	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.30	$14.39	$14.61	$13.76	$13.55	$13.47
End of period	$17.21	$16.30	$14.39	$14.61	$13.76	$13.55
Accumulation units outstanding at the end of period	288,586	282,946	223,149	96,531	60,362	11,866

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.95	$9.02	$13.27	$13.68	$12.62	$12.61
End of period	$14.69	$12.95	$9.02	$13.27	$13.68	$12.62
Accumulation units outstanding at the end of period	80,908	82,547	63,014	62,557	31,910	9,470

JNL/PPM America Mid Cap Value Division245

Accumulation unit value:
Beginning of period	$8.13	$5.62	$10.25	N/A	N/A	N/A
End of period	$10.33	$8.13	$5.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,983	1,751	3,757	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division246

Accumulation unit value:
Beginning of period	$8.18	$6.23	$10.29	N/A	N/A	N/A
End of period	$10.25	$8.18	$6.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,331	1,092	2,723	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.67	$10.34	$19.97	$21.57	$19.45	$18.70
End of period	$16.91	$14.67	$10.34	$19.97	$21.57	$19.45
Accumulation units outstanding at the end of period	7,314	8,382	8,286	112	562	-

JNL/Red Rocks Listed Private Equity Division262

Accumulation unit value:
Beginning of period	$8.15	$5.92	$10.00	N/A	N/A	N/A
End of period	$10.10	$8.15	$5.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,445	22,423	1,364	N/A	N/A	N/A

JNL/S&P 4 Division211

Accumulation unit value:
Beginning of period	$9.26	$6.65	$9.92	$10.11	N/A	N/A
End of period	$10.34	$9.26	$6.65	$9.92	N/A	N/A
Accumulation units outstanding at the end of period	141,039	149,956	254,934	30,268	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.71	$6.87	$9.66	N/A	N/A	N/A
End of period	$10.74	$9.71	$6.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,704	21,415	3,515	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.67	$6.24	$10.46	$10.25	N/A	N/A
End of period	$8.49	$7.67	$6.24	$10.46	N/A	N/A
Accumulation units outstanding at the end of period	154,073	89,662	11,495	10,954	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.81	$7.57	$10.51	$9.98	N/A	N/A
End of period	$9.61	$8.81	$7.57	$10.51	N/A	N/A
Accumulation units outstanding at the end of period	82,750	88,335	80,198	46,575	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.08	$6.71	$10.48	$10.50	N/A	N/A
End of period	$8.98	$8.08	$6.71	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	48,925	52,075	47,777	23,618	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.59	$7.09	$9.60	N/A	N/A	N/A
End of period	$9.97	$8.59	$7.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,391	8,327	6,122	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.61	$6.24	$9.63	N/A	N/A	N/A
End of period	$10.78	$9.61	$6.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,672	3,589	3,087	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$12.17	$9.46	$15.85	$14.80	$13.05	$12.02
End of period	$13.98	$12.17	$9.46	$15.85	$14.80	$13.05
Accumulation units outstanding at the end of period	31,835	34,967	29,555	22,396	9,110	-

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.91	$9.79	$11.57	$11.10	$10.49	$10.23
End of period	$11.63	$10.91	$9.79	$11.57	$11.10	$10.49
Accumulation units outstanding at the end of period	186,335	165,050	158,942	77,682	38,365	13,250

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.53	$9.97	$15.72	$14.74	$13.16	$12.20
End of period	$14.27	$12.53	$9.97	$15.72	$14.74	$13.16
Accumulation units outstanding at the end of period	125,051	132,842	97,072	93,068	4,528	1,420

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.13	$9.56	$12.37	$11.71	$10.81	$10.35
End of period	$12.16	$11.13	$9.56	$12.37	$11.71	$10.81
Accumulation units outstanding at the end of period	243,902	287,981	268,252	173,166	106,910	14,773

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.87	$10.62	$14.93	$14.01	$12.73	$11.96
End of period	$14.29	$12.87	$10.62	$14.93	$14.01	$12.73
Accumulation units outstanding at the end of period	247,042	230,414	244,907	223,331	108,631	44,919

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.90	$6.35	$9.71	N/A	N/A	N/A
End of period	$9.61	$8.90	$6.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,887	20,422	18,594	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$24.36	$20.74	$26.67	$25.29	$22.68	$21.63
End of period	$26.49	$24.36	$20.74	$26.67	$25.29	$22.68
Accumulation units outstanding at the end of period	42,476	50,197	48,833	38,718	23,729	6,570

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$12.18	$12.40	$12.36	$12.03	$11.73	$11.64
End of period	$11.95	$12.18	$12.40	$12.36	$12.03	$11.73
Accumulation units outstanding at the end of period	395,618	639,262	983,661	538,744	103,491	16,118

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$17.24	$14.17	$21.66	$20.48	$17.26	$15.95
End of period	$19.23	$17.24	$14.17	$21.66	$20.48	$17.26
Accumulation units outstanding at the end of period	18,704	21,898	28,314	23,849	12,584	1,323

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$24.34	$17.29	$30.83	$28.54	$25.58	$24.09
End of period	$27.89	$24.34	$17.29	$30.83	$28.54	$25.58
Accumulation units outstanding at the end of period	23,466	24,490	22,171	11,587	1,692	2,625

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$36.11	$25.06	$43.04	$37.43	$35.72	$30.65
End of period	$45.30	$36.11	$25.06	$43.04	$37.43	$35.72
Accumulation units outstanding at the end of period	27,104	29,921	28,082	21,212	4,935	4,001

JNL/T.Rowe Price Short-Term Bond Division55

Accumulation unit value:
Beginning of period	$10.20	$9.66	$10.47	$10.18	$9.99	N/A
End of period	$10.30	$10.20	$9.66	$10.47	$10.18	N/A
Accumulation units outstanding at the end of period	109,642	93,046	68,866	24,430	1,906	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$12.31	$9.16	$15.67	$15.84	$13.45	$12.62
End of period	$14.00	$12.31	$9.16	$15.67	$15.84	$13.45
Accumulation units outstanding at the end of period	27,460	33,016	35,210	32,036	9,805	1,673

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$12.69	N/A	N/A	N/A	N/A	N/A
End of period	$13.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	802	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$13.23	N/A	N/A	N/A	N/A	N/A
End of period	$14.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,301	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$13.55	N/A	N/A	N/A	N/A	N/A
End of period	$15.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,304	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division336
Accumulation unit value:
Beginning of period	$9.75	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,330	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division342

Accumulation unit value:
Beginning of period	$9.71	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,390	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division336
Accumulation unit value:
Beginning of period	$9.58	N/A	N/A	N/A	N/A	N/A
End of period	$11.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,538	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division336

Accumulation unit value:
Beginning of period	$9.69	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,378	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division342

Accumulation unit value:
Beginning of period	$8.65	N/A	N/A	N/A	N/A	N/A
End of period	$10.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	524	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.60	$6.53	$13.68	N/A	N/A	N/A
End of period	$11.05	$9.60	$6.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,691	2,746	981	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$10.42	$8.68	$12.34	$11.66	$10.73	$9.71
End of period	$11.14	$10.42	$8.68	$12.34	$11.66	$10.73
Accumulation units outstanding at the end of period	5,542	3,825	159	163	164	150

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$22.12	$16.31	$28.92	$24.45	$22.00	$21.34
End of period	$24.24	$22.12	$16.31	$28.92	$24.45	$22.00
Accumulation units outstanding at the end of period	-	-	-	2,076	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$21.55	$16.30	$28.11	$26.12	$25.42	$24.27
End of period	$23.81	$21.55	$16.30	$28.11	$26.12	$25.42
Accumulation units outstanding at the end of period	237	102	110	158	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$14.20	$10.82	$18.09	$18.34	$16.65	$16.20
End of period	$15.57	$14.20	$10.82	$18.09	$18.34	$16.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$19.57	$14.73	$24.34	$22.14	$18.80	$17.94
End of period	$26.04	$19.57	$14.73	$24.34	$22.14	$18.80
Accumulation units outstanding at the end of period	882	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.92	$6.20	$9.81	N/A	N/A	N/A
End of period	$8.57	$7.92	$6.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,433	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.49	N/A	N/A	N/A	N/A	N/A
End of period	$7.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,616	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division43

Accumulation unit value:
Beginning of period	$9.72	$7.46	$10.82	$10.84	$9.88	N/A
End of period	$10.73	$9.72	$7.46	$10.82	$10.84	N/A
Accumulation units outstanding at the end of period	1,840	1,838	1,793	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division217
Accumulation unit value:
Beginning of period	$6.67	$4.46	$9.86	$9.76	N/A	N/A
End of period	$7.88	$6.67	$4.46	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	70,175	148	160	230	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.53	N/A	N/A	N/A	N/A	N/A
End of period	$8.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,772	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division2

Accumulation unit value:
Beginning of period	$9.94	$7.59	$11.57	$12.57	$10.89	$10.73
End of period	$12.36	$9.94	$7.59	$11.57	$12.57	$10.89
Accumulation units outstanding at the end of period	39,977	342	359	354	355	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$19.94	$17.81	$19.16	$18.26	$17.78	$17.61
End of period	$21.05	$19.94	$17.81	$19.16	$18.26	$17.78
Accumulation units outstanding at the end of period	1,663	-	-	1,136	1,273	1,274

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.62	$9.65	N/A	N/A	N/A	N/A
End of period	$13.22	$11.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,618	477	N/A	N/A	N/A	N/A
JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.49	$8.06	$12.86	$12.76	$11.24	$10.65
End of period	$12.79	$10.49	$8.06	$12.86	$12.76	$11.24
Accumulation units outstanding at the end of period	21,050	-	-	6,649	932	999

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.97	$7.59	N/A	N/A	N/A	N/A
End of period	$8.50	$7.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,877	164	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.55	$8.12	$12.87	$15.45	$11.55	$11.28
End of period	$12.12	$10.55	$8.12	$12.87	$15.45	$11.55
Accumulation units outstanding at the end of period	7,200	-	-	760	792	978

JNL/Invesco International Growth Division1

Accumulation unit value:
Beginning of period	$13.98	$10.40	$17.96	$16.69	$13.88	$12.44
End of period	$15.40	$13.98	$10.40	$17.96	$16.69	$13.88
Accumulation units outstanding at the end of period	-	-	-	591	715	821

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.34	$8.48	$13.88	$12.22	$11.56	$10.86
End of period	$11.90	$10.34	$8.48	$13.88	$12.22	$11.56
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.94	$9.03	$15.29	$14.00	$12.47	$11.35
End of period	$14.78	$11.94	$9.03	$15.29	$14.00	$12.47
Accumulation units outstanding at the end of period	3,086	4,060	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.55	N/A	N/A	N/A	N/A	N/A
End of period	$11.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,068	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.57	$9.07	$16.66	$15.17	$11.72	$9.88
End of period	$12.21	$11.57	$9.07	$16.66	$15.17	$11.72
Accumulation units outstanding at the end of period	56,393	810	879	4,873	936	1,120

JNL/JPMorgan MidCap Growth Division1

Accumulation unit value:
Beginning of period	$18.44	$13.15	$24.13	$22.80	$20.74	$19.25
End of period	$22.71	$18.44	$13.15	$24.13	$22.80	$20.74
Accumulation units outstanding at the end of period	-	-	-	411	527	541

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$16.65	$16.37	$15.67	$15.02	$14.84	$14.76
End of period	$17.53	$16.65	$16.37	$15.67	$15.02	$14.84
Accumulation units outstanding at the end of period	6,973	427	2,718	2,802	771	765

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division39

Accumulation unit value:
Beginning of period	$11.57	$6.87	$14.02	$10.85	$9.48	N/A
End of period	$13.83	$11.57	$6.87	$14.02	$10.85	N/A
Accumulation units outstanding at the end of period	17,751	2,543	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$15.58	$11.38	$19.01	$19.90	$17.72	$16.24
End of period	$18.81	$15.58	$11.38	$19.01	$19.90	$17.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$7.48	$6.12	$9.68	N/A	N/A	N/A
End of period	$8.54	$7.48	$6.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	8,904	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$11.09	$7.39	$11.64	$12.21	$11.09	$11.13
End of period	$13.36	$11.09	$7.39	$11.64	$12.21	$11.09
Accumulation units outstanding at the end of period	2,899	157	184	6,075	6,549	4,747

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.22	$11.78	$11.59	$11.10	$10.92	$10.91
End of period	$12.69	$12.22	$11.78	$11.59	$11.10	$10.92
Accumulation units outstanding at the end of period	1,493	4,122	2,772	9,297	7,836	2,307

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.37	$3.55	$5.99	$5.86	$4.39	$4.35
End of period	$5.25	$4.37	$3.55	$5.99	$5.86	$4.39
Accumulation units outstanding at the end of period	1,313	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$8.96	$6.86	$10.19	$11.28	$10.14	$10.46
End of period	$10.79	$8.96	$6.86	$10.19	$11.28	$10.14
Accumulation units outstanding at the end of period	645	-	-	-	-	-

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.54	$5.76	$10.88	$10.98	$8.64	$9.18
End of period	$8.00	$6.54	$5.76	$10.88	$10.98	$8.64
Accumulation units outstanding at the end of period	-	-	-	3,058	4,677	4,080

JNL/MCM Dow Dividend Division5

Accumulation unit value:
Beginning of period	$6.08	$5.16	$10.39	$11.77	$10.00	N/A
End of period	$6.68	$6.08	$5.16	$10.39	$11.77	N/A
Accumulation units outstanding at the end of period	896	2,361	4,070	8,118	7,714	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.52	$5.60	$11.58	$14.29	$12.28	$11.58
End of period	$7.26	$6.52	$5.60	$11.58	$14.29	$12.28
Accumulation units outstanding at the end of period	8,540	-	-	-	-	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$12.04	$9.37	$18.55	$17.02	$12.39	$10.96
End of period	$13.54	$12.04	$9.37	$18.55	$17.02	$12.39
Accumulation units outstanding at the end of period	-	138	144	3,263	3,756	2,727

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.87	$9.16	$12.17	$11.53	$11.07	$10.42
End of period	$11.07	$10.87	$9.16	$12.17	$11.53	$11.07
Accumulation units outstanding at the end of period	921	20	242	3,152	3,640	2,164

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$14.07	$11.10	$19.82	$18.31	$14.87	$13.05
End of period	$14.74	$14.07	$11.10	$19.82	$18.31	$14.87
Accumulation units outstanding at the end of period	-	1,450	-	2,357	4,956	3,275

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.40	$7.72	$13.70	$13.78	$11.82	$10.56
End of period	$10.80	$9.40	$7.72	$13.70	$13.78	$11.82
Accumulation units outstanding at the end of period	31,590	33,721	50,158	45,112	27,997	9,150

JNL/MCM JNL Optimized 5 Division62

Accumulation unit value:
Beginning of period	$8.51	$6.30	$11.91	$10.69	$9.43	N/A
End of period	$9.48	$8.51	$6.30	$11.91	$10.69	N/A
Accumulation units outstanding at the end of period	2,011	2,082	1,548	-	-	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.50	$7.23	$12.60	$10.79	$10.50	$10.42
End of period	$10.92	$9.50	$7.23	$12.60	$10.79	$10.50
Accumulation units outstanding at the end of period	317	325	143	3,436	5,012	3,564

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$25.61	$21.75	$35.69	$26.90	$22.71	$16.42
End of period	$29.91	$25.61	$21.75	$35.69	$26.90	$22.71
Accumulation units outstanding at the end of period	383	136	40	1,352	2,290	1,831

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$8.00	$6.81	$13.80	$13.40	$13.05	$9.41
End of period	$8.74	$8.00	$6.81	$13.80	$13.40	$13.05
Accumulation units outstanding at the end of period	-	-	-	5,333	5,673	4,289

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$13.05	$9.64	$15.75	$14.95	$13.90	$12.17
End of period	$16.11	$13.05	$9.64	$15.75	$14.95	$13.90
Accumulation units outstanding at the end of period	2,014	2,234	646	4,051	4,931	3,720

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.29	$7.52	$12.29	$11.95	$10.59	$10.16
End of period	$10.42	$9.29	$7.52	$12.29	$11.95	$10.59
Accumulation units outstanding at the end of period	329	2,659	2,535	8,412	7,149	5,984

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.92	$10.61	$18.05	$20.56	$19.15	$16.50
End of period	$12.34	$10.92	$10.61	$18.05	$20.56	$19.15
Accumulation units outstanding at the end of period	106	-	-	906	1,387	127

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.69	$9.36	$14.66	$15.28	$13.26	$12.30
End of period	$14.48	$11.69	$9.36	$14.66	$15.28	$13.26
Accumulation units outstanding at the end of period	16,888	2,653	873	3,821	3,376	2,828

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$6.01	$3.74	$6.74	$6.00	$5.60	$5.37
End of period	$6.61	$6.01	$3.74	$6.74	$6.00	$5.60
Accumulation units outstanding at the end of period	38,033	-	-	-	-	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.21	$9.08	$17.61	$15.03	$15.54	$11.21
End of period	$12.26	$10.21	$9.08	$17.61	$15.03	$15.54
Accumulation units outstanding at the end of period	1,005	2,202	3,620	9,043	9,299	6,728

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.71	$7.99	$14.23	$13.10	$11.91	$10.79
End of period	$10.98	$9.71	$7.99	$14.23	$13.10	$11.91
Accumulation units outstanding at the end of period	1,803	715	631	711	899	935

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.75	$8.60	$14.82	$14.22	$12.39	$10.69
End of period	$13.30	$11.75	$8.60	$14.82	$14.22	$12.39
Accumulation units outstanding at the end of period	17,400	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.14	N/A	N/A	N/A	N/A	N/A
End of period	$9.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,439	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.40	$4.33	N/A	N/A	N/A	N/A
End of period	$8.49	$7.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,399	1,078	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.82	$10.28	$10.89	$10.19	N/A	N/A
End of period	$12.48	$11.82	$10.28	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	12,751	10,922	21,948	6,158	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.21	$14.32	$14.54	$13.70	$13.50	$13.42
End of period	$17.10	$16.21	$14.32	$14.54	$13.70	$13.50
Accumulation units outstanding at the end of period	6,519	4,614	16,579	2,641	2,794	1,680

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.87	$8.97	$13.21	$13.62	$12.57	$12.56
End of period	$14.59	$12.87	$8.97	$13.21	$13.62	$12.57
Accumulation units outstanding at the end of period	3,358	137	149	9,687	7,580	1,024

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.30	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,146	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division243

Accumulation unit value:
Beginning of period	$8.18	$6.22	$10.22	N/A	N/A	N/A
End of period	$10.24	$8.18	$6.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,272	2,231	2,231	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.57	$10.27	$19.85	$21.45	$19.35	$18.61
End of period	$16.78	$14.57	$10.27	$19.85	$21.45	$19.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.30	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,684	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.25	$6.65	$9.76	N/A	N/A	N/A
End of period	$10.32	$9.25	$6.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,516	1,750	1,784	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.70	$6.86	$9.82	N/A	N/A	N/A
End of period	$10.72	$9.70	$6.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,642	4,999	4,054	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.79	N/A	N/A	N/A	N/A	N/A
End of period	$8.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,660	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.68	N/A	N/A	N/A	N/A	N/A
End of period	$9.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,104	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$12.09	$9.41	$15.77	$14.73	$13.00	$11.98
End of period	$13.89	$12.09	$9.41	$15.77	$14.73	$13.00
Accumulation units outstanding at the end of period	-	34	457	1,026	1,498	-

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.88	$9.77	$11.55	$11.08	$10.48	$10.23
End of period	$11.60	$10.88	$9.77	$11.55	$11.08	$10.48
Accumulation units outstanding at the end of period	5,209	5,410	11,251	4,438	188	152

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$12.45	$9.92	$15.64	$14.68	$13.11	$12.22
End of period	$14.18	$12.45	$9.92	$15.64	$14.68	$13.11
Accumulation units outstanding at the end of period	5,255	4,461	-	-	2,108	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.10	$9.54	$12.35	$11.69	$10.80	$10.35
End of period	$12.12	$11.10	$9.54	$12.35	$11.69	$10.80
Accumulation units outstanding at the end of period	5,693	5,767	15,497	6,155	2,241	15,140

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.79	$10.56	$14.86	$13.95	$12.68	$11.92
End of period	$14.20	$12.79	$10.56	$14.86	$13.95	$12.68
Accumulation units outstanding at the end of period	5,628	5,636	5,135	11,240	6,110	6,110

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$24.18	$20.60	$26.50	$25.14	$22.55	$21.52
End of period	$26.28	$24.18	$20.60	$26.50	$25.14	$22.55
Accumulation units outstanding at the end of period	2,480	1,661	3,060	7,932	2,006	497

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$12.11	$12.33	$12.31	$11.98	$11.69	$11.60
End of period	$11.88	$12.11	$12.33	$12.31	$11.98	$11.69
Accumulation units outstanding at the end of period	15,357	10,209	9,071	2,658	2,658	9,090

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$17.17	$14.12	$21.61	$20.43	$17.23	$15.93
End of period	$19.15	$17.17	$14.12	$21.61	$20.43	$17.23
Accumulation units outstanding at the end of period	203	201	210	706	801	646

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$24.17	$17.17	$30.64	$28.37	$25.45	$24.01
End of period	$27.67	$24.17	$17.17	$30.64	$28.37	$25.45
Accumulation units outstanding at the end of period	1,606	1,785	351	483	549	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$35.83	$24.88	$42.75	$37.19	$35.51	$30.49
End of period	$44.93	$35.83	$24.88	$42.75	$37.19	$35.51
Accumulation units outstanding at the end of period	6,431	690	-	244	319	316

JNL/T.Rowe Price Short-Term Bond Division52

Accumulation unit value:
Beginning of period	$10.18	$9.65	$10.46	$10.18	$10.00	N/A
End of period	$10.28	$10.18	$9.65	$10.46	$10.18	N/A
Accumulation units outstanding at the end of period	1,018	-	-	-	-	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$12.25	$9.11	$15.61	$15.78	$13.41	$12.66
End of period	$13.92	$12.25	$9.11	$15.61	$15.78	$13.41
Accumulation units outstanding at the end of period	414	1,705	-	6,435	-	-

Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$19.44	$14.64	$23.82	N/A	N/A	N/A
End of period	$25.85	$19.44	$14.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	182	195	212	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division161

Accumulation unit value:
Beginning of period	$7.37	$5.75	$9.87	$10.30	N/A	N/A
End of period	$7.73	$7.37	$5.75	$9.87	N/A	N/A
Accumulation units outstanding at the end of period	6,955	6,667	7,217	7,044	N/A	N/A

JNL/Franklin Templeton Income Division112

Accumulation unit value:
Beginning of period	$9.71	$7.45	$10.81	$10.84	N/A	N/A
End of period	$10.71	$9.71	$7.45	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	5,019	5,189	5,439	6,379	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division141

Accumulation unit value:
Beginning of period	$7.43	$5.98	$9.83	$9.68	N/A	N/A
End of period	$8.12	$7.43	$5.98	$9.83	N/A	N/A
Accumulation units outstanding at the end of period	6,707	6,650	6,595	7,072	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division112

Accumulation unit value:
Beginning of period	$19.81	$17.70	$19.05	$18.22	N/A	N/A
End of period	$20.90	$19.81	$17.70	$19.05	N/A	N/A
Accumulation units outstanding at the end of period	74	74	75	1,095	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division112

Accumulation unit value:
Beginning of period	$10.53	$8.10	$12.86	$15.43	N/A	N/A
End of period	$12.09	$10.53	$8.10	$12.86	N/A	N/A
Accumulation units outstanding at the end of period	66	72	82	815	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$13.89	$10.34	$17.77	N/A	N/A	N/A
End of period	$15.29	$13.89	$10.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	741	796	862	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.55	$6.86	$13.90	N/A	N/A	N/A
End of period	$13.80	$11.55	$6.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	301	323	350	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.49	$5.58	$11.28	N/A	N/A	N/A
End of period	$7.22	$6.49	$5.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	398	427	462	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division112

Accumulation unit value:
Beginning of period	$9.38	$7.71	$13.68	$13.67	N/A	N/A
End of period	$10.77	$9.38	$7.71	$13.68	N/A	N/A
Accumulation units outstanding at the end of period	15,204	15,598	15,316	18,453	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.49	$6.29	$11.76	N/A	N/A	N/A
End of period	$9.46	$8.49	$6.29	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,237	2,401	2,600	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division112

Accumulation unit value:
Beginning of period	$25.49	$21.65	$35.55	$25.79	N/A	N/A
End of period	$29.76	$25.49	$21.65	$35.55	N/A	N/A
Accumulation units outstanding at the end of period	27	29	32	304	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$11.71	$11.18	N/A	N/A	N/A	N/A
End of period	$13.24	$11.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,717	8,799	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$16.12	$14.25	$14.59	N/A	N/A	N/A
End of period	$17.00	$16.12	$14.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,257	4,403	4,577	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division112

Accumulation unit value:
Beginning of period	$12.03	$9.37	$15.70	$14.67	N/A	N/A
End of period	$13.81	$12.03	$9.37	$15.70	N/A	N/A
Accumulation units outstanding at the end of period	11,806	14,002	14,904	16,027	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$12.72	$12.36	N/A	N/A	N/A	N/A
End of period	$14.12	$12.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,015	7,924	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.58	$6.52	$13.67	N/A	N/A	N/A
End of period	$11.03	$9.58	$6.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,215	1,383	739	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division364

Accumulation unit value:
Beginning of period	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	604	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.37	$8.64	$12.29	$11.62	$10.70	$9.80
End of period	$11.08	$10.37	$8.64	$12.29	$11.62	$10.70
Accumulation units outstanding at the end of period	607	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$21.95	$16.20	$28.74	$24.31	$21.88	$21.24
End of period	$24.05	$21.95	$16.20	$28.74	$24.31	$21.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$21.36	$16.16	$27.89	$25.93	$25.29	$24.15
End of period	$23.59	$21.36	$16.16	$27.89	$25.93	$25.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$14.10	$10.75	$17.99	$18.25	$16.57	$16.13
End of period	$15.46	$14.10	$10.75	$17.99	$18.25	$16.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$19.44	$14.64	$24.20	$22.03	$18.71	$17.87
End of period	$25.85	$19.44	$14.64	$24.20	$22.03	$18.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division76

Accumulation unit value:
Beginning of period	$9.70	$7.45	$10.81	$10.83	$10.18	N/A
End of period	$10.71	$9.70	$7.45	$10.81	$10.83	N/A
Accumulation units outstanding at the end of period	573	607	-	-	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.92	$7.57	$11.55	$12.56	$10.88	$10.53
End of period	$12.33	$9.92	$7.57	$11.55	$12.56	$10.88
Accumulation units outstanding at the end of period	171	1,696	1,696	1,696	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$19.80	$17.69	$19.03	$18.15	$17.69	$17.57
End of period	$20.89	$19.80	$17.69	$19.03	$18.15	$17.69
Accumulation units outstanding at the end of period	-	704	704	704	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.61	$9.65	N/A	N/A	N/A	N/A
End of period	$13.21	$11.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	227	245	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.46	$8.05	$12.85	$12.75	$11.24	$10.15
End of period	$12.76	$10.46	$8.05	$12.85	$12.75	$11.24
Accumulation units outstanding at the end of period	323	1,728	1,728	1,728	-	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.53	$8.10	$12.86	$15.44	$11.55	$10.22
End of period	$12.09	$10.53	$8.10	$12.86	$15.44	$11.55
Accumulation units outstanding at the end of period	-	778	778	778	-	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.88	$10.33	$17.85	$16.59	$13.81	$12.42
End of period	$15.28	$13.88	$10.33	$17.85	$16.59	$13.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.30	$8.45	$13.84	$12.20	$11.53	$10.84
End of period	$11.85	$10.30	$8.45	$13.84	$12.20	$11.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.90	$9.00	$15.24	$13.96	$12.44	$11.34
End of period	$14.72	$11.90	$9.00	$15.24	$13.96	$12.44
Accumulation units outstanding at the end of period	284	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.55	N/A	N/A	N/A	N/A	N/A
End of period	$11.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	436	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division2

Accumulation unit value:
Beginning of period	$11.51	$9.02	$16.58	$15.10	$11.67	$9.85
End of period	$12.13	$11.51	$9.02	$16.58	$15.10	$11.67
Accumulation units outstanding at the end of period	-	1,297	1,297	1,297	-	-

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$18.30	$13.06	$23.98	$22.67	$20.63	$19.49
End of period	$22.53	$18.30	$13.06	$23.98	$22.67	$20.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$16.53	$16.26	$15.57	$14.94	$14.76	$14.78
End of period	$17.39	$16.53	$16.26	$15.57	$14.94	$14.76
Accumulation units outstanding at the end of period	339	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division48

Accumulation unit value:
Beginning of period	$11.55	$6.86	$14.01	$10.85	$8.84	N/A
End of period	$13.80	$11.55	$6.86	$14.01	$10.85	N/A
Accumulation units outstanding at the end of period	755	547	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$15.50	$11.32	$18.92	$19.82	$17.65	$16.18
End of period	$18.69	$15.50	$11.32	$18.92	$19.82	$17.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division2

Accumulation unit value:
Beginning of period	$11.03	$7.36	$11.59	$12.17	$11.06	$11.22
End of period	$13.28	$11.03	$7.36	$11.59	$12.17	$11.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$12.17	$11.74	$11.55	$11.07	$10.90	$10.94
End of period	$12.63	$12.17	$11.74	$11.55	$11.07	$10.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.34	$3.53	$5.96	$5.83	$4.37	$4.34
End of period	$5.22	$4.34	$3.53	$5.96	$5.83	$4.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$8.92	$6.83	$10.15	$11.24	$10.10	$10.44
End of period	$10.73	$8.92	$6.83	$10.15	$11.24	$10.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division2

Accumulation unit value:
Beginning of period	$6.51	$5.73	$10.83	$10.94	$8.62	$9.06
End of period	$7.95	$6.51	$5.73	$10.83	$10.94	$8.62
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division5

Accumulation unit value:
Beginning of period	$6.07	$5.15	$10.38	$11.76	$10.00	N/A
End of period	$6.67	$6.07	$5.15	$10.38	$11.76	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.49	$5.58	$11.53	$14.24	$12.24	$11.54
End of period	$7.21	$6.49	$5.58	$11.53	$14.24	$12.24
Accumulation units outstanding at the end of period	178	977	977	-	-	-

JNL/MCM Global 15 Division2

Accumulation unit value:
Beginning of period	$11.97	$9.32	$18.47	$16.96	$12.35	$10.97
End of period	$13.46	$11.97	$9.32	$18.47	$16.96	$12.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.81	$9.12	$12.11	$11.49	$11.03	$10.35
End of period	$11.01	$10.81	$9.12	$12.11	$11.49	$11.03
Accumulation units outstanding at the end of period	117	924	924	924	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$14.01	$11.06	$19.76	$18.27	$14.84	$13.03
End of period	$14.67	$14.01	$11.06	$19.76	$18.27	$14.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division2

Accumulation unit value:
Beginning of period	$9.38	$7.71	$13.68	$13.76	$11.82	$10.68
End of period	$10.76	$9.38	$7.71	$13.68	$13.76	$11.82
Accumulation units outstanding at the end of period	-	-	7,669	7,669	-	-

JNL/MCM JNL Optimized 5 Division37

Accumulation unit value:
Beginning of period	$8.49	$6.29	$11.90	$10.69	$9.82	N/A
End of period	$9.46	$8.49	$6.29	$11.90	$10.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division2

Accumulation unit value:
Beginning of period	$9.48	$7.21	$12.57	$10.77	$10.49	$10.53
End of period	$10.89	$9.48	$7.21	$12.57	$10.77	$10.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division2

Accumulation unit value:
Beginning of period	$25.48	$21.64	$35.54	$26.80	$22.63	$17.06
End of period	$29.74	$25.48	$21.64	$35.54	$26.80	$22.63
Accumulation units outstanding at the end of period	125	417	417	417	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division2

Accumulation unit value:
Beginning of period	$7.96	$6.78	$13.74	$13.35	$13.01	$9.71
End of period	$8.69	$7.96	$6.78	$13.74	$13.35	$13.01
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division78

Accumulation unit value:
Beginning of period	$8.23	$7.07	$10.72	$10.16	$9.67	N/A
End of period	$9.40	$8.23	$7.07	$10.72	$10.16	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$13.00	$9.61	$15.71	$14.92	$13.87	$12.30
End of period	$16.04	$13.00	$9.61	$15.71	$14.92	$13.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$9.25	$7.49	$12.25	$11.92	$10.57	$10.19
End of period	$10.37	$9.25	$7.49	$12.25	$11.92	$10.57
Accumulation units outstanding at the end of period	521	-	-	-	-	-
JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.54	$6.28	N/A	N/A	N/A	N/A
End of period	$11.30	$9.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	633	644	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division2

Accumulation unit value:
Beginning of period	$10.86	$10.56	$17.98	$20.48	$19.09	$16.80
End of period	$12.27	$10.86	$10.56	$17.98	$20.48	$19.09
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.64	$9.33	$14.62	$15.24	$13.23	$12.42
End of period	$14.42	$11.64	$9.33	$14.62	$15.24	$13.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.98	$3.72	$6.71	$5.98	$5.58	$5.35
End of period	$6.57	$5.98	$3.72	$6.71	$5.98	$5.58
Accumulation units outstanding at the end of period	1,558	1,064	-	-	-	-

JNL/MCM Value Line 30 Division2

Accumulation unit value:
Beginning of period	$10.18	$9.06	$17.58	$15.01	$15.53	$11.35
End of period	$12.22	$10.18	$9.06	$17.58	$15.01	$15.53
Accumulation units outstanding at the end of period	-	2,749	2,749	4,039	-	-

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.68	$7.97	$14.21	$13.09	$11.91	$10.83
End of period	$10.94	$9.68	$7.97	$14.21	$13.09	$11.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.70	$8.56	$14.77	$14.18	$12.37	$10.67
End of period	$13.24	$11.70	$8.56	$14.77	$14.18	$12.37
Accumulation units outstanding at the end of period	-	1,410	1,410	1,410	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.40	$4.33	N/A	N/A	N/A	N/A
End of period	$8.48	$7.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	764	842	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.81	N/A	N/A	N/A	N/A	N/A
End of period	$12.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	144	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division2

Accumulation unit value:
Beginning of period	$16.11	$14.24	$14.47	$13.64	$13.45	$13.42
End of period	$16.99	$16.11	$14.24	$14.47	$13.64	$13.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$12.79	$8.92	$13.14	$13.56	$12.52	$12.47
End of period	$14.50	$12.79	$8.92	$13.14	$13.56	$12.52
Accumulation units outstanding at the end of period	630	2,641	1,937	1,937	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.30	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	210	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.46	$10.20	$19.72	$21.32	$19.24	$18.52
End of period	$16.65	$14.46	$10.20	$19.72	$21.32	$19.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.14	$5.07	N/A	N/A	N/A	N/A
End of period	$10.08	$8.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	697	721	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.59	$6.56	N/A	N/A	N/A	N/A
End of period	$10.75	$9.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	603	658	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$12.02	$9.36	$15.69	$14.67	$12.95	$11.94
End of period	$13.80	$12.02	$9.36	$15.69	$14.67	$12.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.85	$9.75	$11.53	$11.07	$10.47	$10.23
End of period	$11.56	$10.85	$9.75	$11.53	$11.07	$10.47
Accumulation units outstanding at the end of period	-	-	-	-	5,540	5,540

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$12.38	$9.86	$15.57	$14.61	$13.06	$12.17
End of period	$14.09	$12.38	$9.86	$15.57	$14.61	$13.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$11.07	$9.52	$12.33	$11.68	$10.80	$10.39
End of period	$12.08	$11.07	$9.52	$12.33	$11.68	$10.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division2

Accumulation unit value:
Beginning of period	$12.72	$10.51	$14.79	$13.89	$12.63	$11.94
End of period	$14.11	$12.72	$10.51	$14.79	$13.89	$12.63
Accumulation units outstanding at the end of period	8,867	13,219	8,867	11,200	2,336	-

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$24.01	$20.46	$26.33	$24.99	$22.43	$21.48
End of period	$26.08	$24.01	$20.46	$26.33	$24.99	$22.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Select Money Market Division2

Accumulation unit value:
Beginning of period	$12.01	$12.24	$12.22	$11.90	$11.63	$11.53
End of period	$11.78	$12.01	$12.24	$12.22	$11.90	$11.63
Accumulation units outstanding at the end of period	-	16,859	-	-	-	-

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$17.11	$14.08	$21.55	$20.39	$17.20	$16.06
End of period	$19.07	$17.11	$14.08	$21.55	$20.39	$17.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$23.99	$17.06	$30.45	$28.21	$25.31	$23.89
End of period	$27.46	$23.99	$17.06	$30.45	$28.21	$25.31
Accumulation units outstanding at the end of period	127	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$35.59	$24.73	$42.50	$36.99	$35.34	$30.66
End of period	$44.60	$35.59	$24.73	$42.50	$36.99	$35.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division52

Accumulation unit value:
Beginning of period	$10.16	$9.63	$10.45	$10.17	$10.00	N/A
End of period	$10.26	$10.16	$9.63	$10.45	$10.17	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$12.20	$9.08	$15.55	$15.74	$13.38	$12.63
End of period	$13.85	$12.20	$9.08	$15.55	$15.74	$13.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$13.53	N/A	N/A	N/A	N/A	N/A
End of period	$15.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,026	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division289

Accumulation unit value:
Beginning of period	$13.75	$11.79	N/A	N/A	N/A	N/A
End of period	$15.59	$13.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	607	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division354

Accumulation unit value:
Beginning of period	$9.11	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,711	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.54	$6.80	N/A	N/A	N/A	N/A
End of period	$10.97	$9.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,372	7,726	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division358

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	964	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$10.22	$8.53	$12.15	$11.50	$10.61	$9.62
End of period	$10.91	$10.22	$8.53	$12.15	$11.50	$10.61
Accumulation units outstanding at the end of period	1,199	1,792	1,931	1,977	272	303

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$21.48	$15.87	$28.20	$23.88	$21.54	$20.93
End of period	$23.49	$21.48	$15.87	$28.20	$23.88	$21.54
Accumulation units outstanding at the end of period	16	316	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$20.89	$15.83	$27.36	$25.48	$24.89	$23.80
End of period	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.83	$10.55	$17.69	$17.97	$16.34	$15.93
End of period	$15.14	$13.83	$10.55	$17.69	$17.97	$16.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$19.06	$14.37	$23.80	$21.69	$18.46	$17.65
End of period	$25.30	$19.06	$14.37	$23.80	$21.69	$18.46
Accumulation units outstanding at the end of period	287	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.87	$6.18	$9.88	$10.00	N/A	N/A
End of period	$8.50	$7.87	$6.18	$9.88	N/A	N/A
Accumulation units outstanding at the end of period	-	644	1,481	1,585	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division53

Accumulation unit value:
Beginning of period	$9.65	$7.42	$10.79	$10.82	$9.92	N/A
End of period	$10.63	$9.65	$7.42	$10.79	$10.82	N/A
Accumulation units outstanding at the end of period	3,529	1,409	2,074	2,220	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.64	$4.52	N/A	N/A	N/A	N/A
End of period	$7.83	$6.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	10,655	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division1

Accumulation unit value:
Beginning of period	$9.85	$7.53	$11.51	$12.53	$10.87	$10.52
End of period	$12.23	$9.85	$7.53	$11.51	$12.53	$10.87
Accumulation units outstanding at the end of period	275	593	643	684	16,017	13,588

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$19.37	$17.33	$18.68	$17.84	$17.41	$17.31
End of period	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41
Accumulation units outstanding at the end of period	569	636	680	601	1,349	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.59	$9.65	N/A	N/A	N/A	N/A
End of period	$13.16	$11.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,781	566	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.39	$8.00	$12.80	$12.72	$11.23	$10.32
End of period	$12.65	$10.39	$8.00	$12.80	$12.72	$11.23
Accumulation units outstanding at the end of period	767	1,251	1,136	957	2,743	308

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.45	$8.06	$12.81	$15.40	$11.53	$10.13
End of period	$11.98	$10.45	$8.06	$12.81	$15.40	$11.53
Accumulation units outstanding at the end of period	938	219	321	224	996	280

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.57	$10.12	$17.51	$16.30	$13.59	$12.24
End of period	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59
Accumulation units outstanding at the end of period	330	265	308	319	340	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.17	$8.36	$13.71	$12.10	$11.46	$10.79
End of period	$11.69	$10.17	$8.36	$13.71	$12.10	$11.46
Accumulation units outstanding at the end of period	-	260	261	282	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.75	$8.91	$15.10	$13.85	$12.36	$11.28
End of period	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36
Accumulation units outstanding at the end of period	460	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.55	N/A	N/A	N/A	N/A	N/A
End of period	$11.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,164	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.30	$8.87	$16.33	$14.91	$11.54	$9.74
End of period	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54
Accumulation units outstanding at the end of period	179	1,005	1,144	1,174	4,244	273

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$17.90	$12.80	$23.53	$22.27	$20.31	$19.21
End of period	$22.01	$17.90	$12.80	$23.53	$22.27	$20.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$16.17	$15.93	$15.28	$14.68	$14.52	$14.57
End of period	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52
Accumulation units outstanding at the end of period	1,132	748	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division33

Accumulation unit value:
Beginning of period	$11.48	$6.83	$13.98	$10.83	$9.98	N/A
End of period	$13.70	$11.48	$6.83	$13.98	$10.83	N/A
Accumulation units outstanding at the end of period	2,467	6,392	104	-	-	N/A

JNL/Lazard Mid Cap Equity Division2

Accumulation unit value:
Beginning of period	$15.22	$11.14	$18.64	$19.56	$17.45	$16.02
End of period	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45
Accumulation units outstanding at the end of period	306	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.86	$7.25	$11.44	$12.03	$10.95	$11.00
End of period	$13.05	$10.86	$7.25	$11.44	$12.03	$10.95
Accumulation units outstanding at the end of period	731	7,262	1,214	1,368	2,431	1,512

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.03	$11.62	$11.45	$10.99	$10.84	$10.84
End of period	$12.46	$12.03	$11.62	$11.45	$10.99	$10.84
Accumulation units outstanding at the end of period	1,592	1,468	118	138	135	5,122

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.28	$3.48	$5.89	$5.77	$4.33	$4.31
End of period	$5.13	$4.28	$3.48	$5.89	$5.77	$4.33
Accumulation units outstanding at the end of period	-	545	590	628	660	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$8.78	$6.74	$10.02	$11.11	$10.01	$10.35
End of period	$10.55	$8.78	$6.74	$10.02	$11.11	$10.01
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.41	$5.65	$10.70	$10.82	$8.53	$9.08
End of period	$7.82	$6.41	$5.65	$10.70	$10.82	$8.53
Accumulation units outstanding at the end of period	2,579	628	1,494	1,474	2,831	1,989

JNL/MCM Dow Dividend Division5

Accumulation unit value:
Beginning of period	$6.03	$5.13	$10.35	$11.75	$10.00	N/A
End of period	$6.62	$6.03	$5.13	$10.35	$11.75	N/A
Accumulation units outstanding at the end of period	368	2,024	2,704	2,809	822	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.38	$5.50	$11.38	$14.08	$12.12	$11.45
End of period	$7.09	$6.38	$5.50	$11.38	$14.08	$12.12
Accumulation units outstanding at the end of period	289	-	-	-	-	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.79	$9.19	$18.24	$16.77	$12.23	$10.84
End of period	$13.23	$11.79	$9.19	$18.24	$16.77	$12.23
Accumulation units outstanding at the end of period	187	1,281	1,729	1,207	2,025	1,496

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$9.89	N/A	N/A	N/A	N/A	N/A
End of period	$10.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,554	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.64	$8.99	$11.96	$11.36	$10.92	$10.26
End of period	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92
Accumulation units outstanding at the end of period	190	335	363	386	1,430	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.85	$10.94	$19.59	$18.13	$14.75	$12.97
End of period	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75
Accumulation units outstanding at the end of period	528	89	-	-	18,089	10,479

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.30	$7.66	$13.62	$13.72	$11.79	$10.56
End of period	$10.66	$9.30	$7.66	$13.62	$13.72	$11.79
Accumulation units outstanding at the end of period	35,689	41,899	45,604	69,685	125,389	66,095

JNL/MCM JNL Optimized 5 Division38

Accumulation unit value:
Beginning of period	$8.45	$6.27	$11.87	$10.68	$9.75	N/A
End of period	$9.40	$8.45	$6.27	$11.87	$10.68	N/A
Accumulation units outstanding at the end of period	1,585	996	792	-	-	N/A

JNL/MCM Nasdaq 25 Division2

Accumulation unit value:
Beginning of period	$9.40	$7.17	$12.52	$10.74	$10.48	$10.52
End of period	$10.79	$9.40	$7.17	$12.52	$10.74	$10.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$25.08	$21.34	$35.09	$26.50	$22.42	$16.23
End of period	$29.23	$25.08	$21.34	$35.09	$26.50	$22.42
Accumulation units outstanding at the end of period	248	470	485	298	701	71

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.84	$6.69	$13.56	$13.20	$12.88	$9.31
End of period	$8.55	$7.84	$6.69	$13.56	$13.20	$12.88
Accumulation units outstanding at the end of period	285	988	1,608	1,641	13,708	1,524

JNL/MCM S&P 24 Division68

Accumulation unit value:
Beginning of period	$8.19	$7.04	$10.69	$10.15	$9.45	N/A
End of period	$9.34	$8.19	$7.04	$10.69	$10.15	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.85	$9.51	$15.57	$14.80	$13.79	$12.25
End of period	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79
Accumulation units outstanding at the end of period	-	69	-	-	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$9.14	$7.41	$12.15	$11.83	$10.50	$10.15
End of period	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50
Accumulation units outstanding at the end of period	844	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.79	N/A	N/A	N/A	N/A	N/A
End of period	$11.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	358	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.69	$10.41	$17.75	$20.25	$18.90	$16.32
End of period	$12.06	$10.69	$10.41	$17.75	$20.25	$18.90
Accumulation units outstanding at the end of period	374	596	667	478	1,511	941

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.50	$9.23	$14.49	$15.13	$13.15	$12.36
End of period	$14.22	$11.50	$9.23	$14.49	$15.13	$13.15
Accumulation units outstanding at the end of period	145	159	-	-	-	-

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.89	$3.67	$6.63	$5.91	$5.52	$5.31
End of period	$6.46	$5.89	$3.67	$6.63	$5.91	$5.52
Accumulation units outstanding at the end of period	845	13,045	361	384	403	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.10	$9.00	$17.50	$14.96	$15.50	$11.21
End of period	$12.11	$10.10	$9.00	$17.50	$14.96	$15.50
Accumulation units outstanding at the end of period	201	3,119	3,069	2,586	12,498	21,656

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.61	$7.92	$14.14	$13.05	$11.88	$10.78
End of period	$10.84	$9.61	$7.92	$14.14	$13.05	$11.88
Accumulation units outstanding at the end of period	-	-	3,090	1,433	3,446	1,788

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.55	$8.47	$14.63	$14.06	$12.28	$10.61
End of period	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28
Accumulation units outstanding at the end of period	-	707	1,156	1,234	2,009	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.93	$4.90	N/A	N/A	N/A	N/A
End of period	$9.27	$7.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	9,072	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.37	$4.32	N/A	N/A	N/A	N/A
End of period	$8.44	$7.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	9,603	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.75	$10.11	N/A	N/A	N/A	N/A
End of period	$12.38	$11.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,492	7,586	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.83	$14.01	$14.26	$13.46	$13.29	$13.24
End of period	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29
Accumulation units outstanding at the end of period	8,355	8,122	11,145	14,907	15,041	2,705

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.57	$8.78	$12.95	$13.38	$12.37	$12.39
End of period	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37
Accumulation units outstanding at the end of period	2,102	1,798	1,289	1,210	2,945	124

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.28	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	337	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.15	$10.00	$19.35	$20.95	$18.94	$18.26
End of period	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94
Accumulation units outstanding at the end of period	-	5,185	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.28	N/A	N/A	N/A	N/A	N/A
End of period	$10.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,168	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.21	$6.63	$9.76	N/A	N/A	N/A
End of period	$10.26	$9.21	$6.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,004	910	890	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.65	N/A	N/A	N/A	N/A	N/A
End of period	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.56	$6.55	N/A	N/A	N/A	N/A
End of period	$10.70	$9.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	7,644	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.81	$9.21	$15.47	$14.48	$12.80	$11.82
End of period	$13.54	$11.81	$9.21	$15.47	$14.48	$12.80
Accumulation units outstanding at the end of period	14	71	-	-	-	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.77	$9.69	$11.48	$11.04	$10.45	$10.26
End of period	$11.45	$10.77	$9.69	$11.48	$11.04	$10.45
Accumulation units outstanding at the end of period	-	3,918	4,511	5,251	4,808	-

JNL/S&P Managed Growth Division2

Accumulation unit value:
Beginning of period	$12.17	$9.71	$15.34	$14.42	$12.91	$12.05
End of period	$13.83	$12.17	$9.71	$15.34	$14.42	$12.91
Accumulation units outstanding at the end of period	27	136	-	3,818	3,968	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$10.99	$9.46	$12.27	$11.64	$10.78	$10.39
End of period	$11.97	$10.99	$9.46	$12.27	$11.64	$10.78
Accumulation units outstanding at the end of period	7,998	7,754	6,899	-	-	-

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.49	$10.34	$14.57	$13.71	$12.48	$11.76
End of period	$13.84	$12.49	$10.34	$14.57	$13.71	$12.48
Accumulation units outstanding at the end of period	10,453	17,198	23,913	26,601	40,400	40,445

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division2

Accumulation unit value:
Beginning of period	$23.48	$20.05	$25.84	$24.56	$22.08	$21.17
End of period	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08
Accumulation units outstanding at the end of period	1,468	207	2	-	-	-

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.76	$12.00	$12.00	$11.71	$11.44	$11.38
End of period	$11.51	$11.76	$12.00	$12.00	$11.71	$11.44
Accumulation units outstanding at the end of period	26,376	24,783	138,264	116,642	16,800	26,952

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.93	$13.95	$21.38	$20.26	$17.12	$16.01
End of period	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12
Accumulation units outstanding at the end of period	223	904	872	929	975	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$23.47	$16.71	$29.87	$27.72	$24.91	$23.55
End of period	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91
Accumulation units outstanding at the end of period	208	1,222	554	564	-	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$34.81	$24.22	$41.70	$36.35	$34.78	$29.92
End of period	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78
Accumulation units outstanding at the end of period	118	265	71	75	87	95

JNL/T.Rowe Price Short-Term Bond Division41

Accumulation unit value:
Beginning of period	$10.11	$9.59	$10.43	$10.16	$10.00	N/A
End of period	$10.18	$10.11	$9.59	$10.43	$10.16	N/A
Accumulation units outstanding at the end of period	64,473	612	-	-	-	N/A

JNL/T.Rowe Price Value Division2

Accumulation unit value:
Beginning of period	$12.02	$8.96	$15.38	$15.58	$13.26	$12.54
End of period	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26
Accumulation units outstanding at the end of period	580	6,027	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division280

Accumulation unit value:
Beginning of period	$12.53	$10.25	N/A	N/A	N/A	N/A
End of period	$13.85	$12.53	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,165	3,313	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division284

Accumulation unit value:
Beginning of period	$13.03	$10.90	N/A	N/A	N/A	N/A
End of period	$14.57	$13.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43	10,832	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$13.53	N/A	N/A	N/A	N/A	N/A
End of period	$15.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,028	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division287

Accumulation unit value:
Beginning of period	$13.75	$11.79	N/A	N/A	N/A	N/A
End of period	$15.58	$13.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,005	8,566	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division369

Accumulation unit value:
Beginning of period	$10.99	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,096	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.53	$6.49	$13.61	$10.20	N/A	N/A
End of period	$10.94	$9.53	$6.49	$13.61	N/A	N/A
Accumulation units outstanding at the end of period	46,311	54,943	33,558	20,739	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division361

Accumulation unit value:
Beginning of period	$10.01	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,114	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$10.17	$8.49	$12.11	$11.46	$10.58	$9.60
End of period	$10.85	$10.17	$8.49	$12.11	$11.46	$10.58
Accumulation units outstanding at the end of period	31,159	33,022	33,953	16,633	3,960	851

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$21.32	$15.77	$28.02	$23.75	$21.42	$20.83
End of period	$23.31	$21.32	$15.77	$28.02	$23.75	$21.42
Accumulation units outstanding at the end of period	6,868	8,811	7,628	5,453	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$20.74	$15.73	$27.19	$25.34	$24.76	$23.68
End of period	$22.86	$20.74	$15.73	$27.19	$25.34	$24.76
Accumulation units outstanding at the end of period	2,929	2,766	1,952	2,179	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.73	$10.49	$17.59	$17.88	$16.27	$15.86
End of period	$15.03	$13.73	$10.49	$17.59	$17.88	$16.27
Accumulation units outstanding at the end of period	1,951	1,049	964	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$18.93	$14.29	$23.66	$21.58	$18.37	$17.57
End of period	$25.12	$18.93	$14.29	$23.66	$21.58	$18.37
Accumulation units outstanding at the end of period	9,655	7,161	3,219	41,059	1,785	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.86	$6.17	$9.88	$10.00	N/A	N/A
End of period	$8.49	$7.86	$6.17	$9.88	N/A	N/A
Accumulation units outstanding at the end of period	174,801	226,242	274,651	184,919	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.33	$5.72	$9.85	$10.01	N/A	N/A
End of period	$7.67	$7.33	$5.72	$9.85	N/A	N/A
Accumulation units outstanding at the end of period	17,183	4,536	6,374	4,722	N/A	N/A

JNL/Franklin Templeton Income Division52

Accumulation unit value:
Beginning of period	$9.63	$7.41	$10.78	$10.82	$9.93	N/A
End of period	$10.61	$9.63	$7.41	$10.78	$10.82	N/A
Accumulation units outstanding at the end of period	48,510	49,365	44,962	45,479	10,584	N/A

JNL/Franklin Templeton International
Small Cap Growth Division214
Accumulation unit value:
Beginning of period	$6.63	$4.44	$9.85	$9.52	N/A	N/A
End of period	$7.82	$6.63	$4.44	$9.85	N/A	N/A
Accumulation units outstanding at the end of period	21,959	23,915	10,703	6,213	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.39	$5.96	$9.81	$10.04	N/A	N/A
End of period	$8.06	$7.39	$5.96	$9.81	N/A	N/A
Accumulation units outstanding at the end of period	16,853	12,808	12,211	10,460	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.83	$7.52	$11.49	$12.52	$10.87	$10.28
End of period	$12.19	$9.83	$7.52	$11.49	$12.52	$10.87
Accumulation units outstanding at the end of period	14,164	5,561	8,376	10,952	6,583	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$19.23	$17.22	$18.56	$17.73	$17.31	$17.19
End of period	$20.24	$19.23	$17.22	$18.56	$17.73	$17.31
Accumulation units outstanding at the end of period	9,362	15,501	10,036	20,147	10,605	1,429

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.58	$9.65	N/A	N/A	N/A	N/A
End of period	$13.15	$11.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,362	20,317	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.37	$7.99	$12.78	$12.71	$11.23	$10.34
End of period	$12.61	$10.37	$7.99	$12.78	$12.71	$11.23
Accumulation units outstanding at the end of period	6,541	8,026	8,690	13,167	5,020	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.91	$6.48	$10.62	$10.18	N/A	N/A
End of period	$8.41	$7.91	$6.48	$10.62	N/A	N/A
Accumulation units outstanding at the end of period	4,051	7,799	14,341	5,920	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.43	$8.04	$12.79	$15.38	$11.53	$10.63
End of period	$11.95	$10.43	$8.04	$12.79	$15.38	$11.53
Accumulation units outstanding at the end of period	11,644	12,925	12,968	14,504	17,208	265

JNL/Invesco International Growth Division1

Accumulation unit value:
Beginning of period	$13.48	$10.06	$17.40	$16.21	$13.52	$12.15
End of period	$14.80	$13.48	$10.06	$17.40	$16.21	$13.52
Accumulation units outstanding at the end of period	12,600	8,571	11,634	11,991	4,181	565

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.13	$8.33	$13.67	$12.07	$11.44	$10.77
End of period	$11.64	$10.13	$8.33	$13.67	$12.07	$11.44
Accumulation units outstanding at the end of period	10,608	10,862	14,404	76,593	4,098	-

JNL/Invesco Small Cap Growth Division1

Accumulation unit value:
Beginning of period	$11.70	$8.87	$15.05	$13.82	$12.33	$11.07
End of period	$14.45	$11.70	$8.87	$15.05	$13.82	$12.33
Accumulation units outstanding at the end of period	5,151	5,593	2,311	68,187	544	161

JNL/Ivy Asset Strategy Division311

Accumulation unit value:
Beginning of period	$10.35	$10.00	N/A	N/A	N/A	N/A
End of period	$11.12	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	50,749	33,487	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.24	$8.82	$16.25	$14.84	$11.49	$9.71
End of period	$11.83	$11.24	$8.82	$16.25	$14.84	$11.49
Accumulation units outstanding at the end of period	14,171	24,431	30,524	22,972	10,987	952

JNL/JPMorgan MidCap Growth Division1

Accumulation unit value:
Beginning of period	$17.77	$12.71	$23.38	$22.14	$20.20	$18.79
End of period	$21.84	$17.77	$12.71	$23.38	$22.14	$20.20
Accumulation units outstanding at the end of period	9,514	3,758	2,063	77,705	203	381

JNL/JPMorgan U.S. Government & Quality
Bond Division2
Accumulation unit value:
Beginning of period	$16.05	$15.82	$15.18	$14.59	$14.44	$14.50
End of period	$16.86	$16.05	$15.82	$15.18	$14.59	$14.44
Accumulation units outstanding at the end of period	51,305	47,758	46,171	5,481	2,982	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division79

Accumulation unit value:
Beginning of period	$11.46	$6.82	$13.96	$10.83	$9.20	N/A
End of period	$13.67	$11.46	$6.82	$13.96	$10.83	N/A
Accumulation units outstanding at the end of period	42,664	27,129	25,026	37,315	5,053	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$15.13	$11.08	$18.55	$19.48	$17.38	$15.92
End of period	$18.22	$15.13	$11.08	$18.55	$19.48	$17.38
Accumulation units outstanding at the end of period	6,611	7,179	7,791	10,287	2,713	1,756

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.31	N/A	N/A	N/A	N/A	N/A
End of period	$14.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	219	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$11.18	$10.93	N/A	N/A	N/A	N/A
End of period	$12.38	$11.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	734	747	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division188
Accumulation unit value:
Beginning of period	$7.43	$6.10	$9.77	$9.51	N/A	N/A
End of period	$8.46	$7.43	$6.10	$9.77	N/A	N/A
Accumulation units outstanding at the end of period	1,402	1,543	5,534	1,711	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.80	$7.22	$11.39	$11.98	$10.92	$10.97
End of period	$12.98	$10.80	$7.22	$11.39	$11.98	$10.92
Accumulation units outstanding at the end of period	38,044	53,186	40,292	38,357	31,654	3,759

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$11.98	$11.58	$11.41	$10.97	$10.81	$10.83
End of period	$12.41	$11.98	$11.58	$11.41	$10.97	$10.81
Accumulation units outstanding at the end of period	37,103	48,746	31,420	30,038	14,565	1,275
JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.25	$3.46	$5.85	$5.74	$4.31	$4.29
End of period	$5.09	$4.25	$3.46	$5.85	$5.74	$4.31
Accumulation units outstanding at the end of period	13,689	11,364	5,151	3,454	32,607	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$8.73	$6.70	$9.97	$11.07	$9.97	$10.01
End of period	$10.48	$8.73	$6.70	$9.97	$11.07	$9.97
Accumulation units outstanding at the end of period	4,060	2,752	4,225	1,874	894	-

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.37	$5.62	$10.65	$10.78	$8.51	$9.05
End of period	$7.77	$6.37	$5.62	$10.65	$10.78	$8.51
Accumulation units outstanding at the end of period	49,514	65,961	55,043	43,919	46,316	7,230

JNL/MCM Dow Dividend Division5

Accumulation unit value:
Beginning of period	$6.02	$5.12	$10.34	$11.74	$10.00	N/A
End of period	$6.60	$6.02	$5.12	$10.34	$11.74	N/A
Accumulation units outstanding at the end of period	52,936	59,612	72,690	65,744	30,177	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.16	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,464	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.35	$5.47	$11.34	$14.02	$12.08	$11.42
End of period	$7.05	$6.35	$5.47	$11.34	$14.02	$12.08
Accumulation units outstanding at the end of period	7,269	16,969	16,148	2,123	1,099	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.73	$9.15	$18.16	$16.71	$12.19	$10.81
End of period	$13.16	$11.73	$9.15	$18.16	$16.71	$12.19
Accumulation units outstanding at the end of period	43,400	54,757	52,127	53,591	43,539	5,189

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.59	$8.95	$11.91	$11.32	$10.88	$10.23
End of period	$10.76	$10.59	$8.95	$11.91	$11.32	$10.88
Accumulation units outstanding at the end of period	10,691	12,933	14,878	12,162	1,921	-

JNL/MCM Index 5 Division189

Accumulation unit value:
Beginning of period	$8.28	$6.76	$9.85	$9.65	N/A	N/A
End of period	$9.37	$8.28	$6.76	$9.85	N/A	N/A
Accumulation units outstanding at the end of period	338	4,083	43,572	10,595	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.79	$10.90	$19.53	$18.09	$14.72	$12.95
End of period	$14.41	$13.79	$10.90	$19.53	$18.09	$14.72
Accumulation units outstanding at the end of period	23,999	22,845	21,996	24,102	9,764	952

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.28	$7.64	$13.59	$13.70	$11.79	$10.55
End of period	$10.63	$9.28	$7.64	$13.59	$13.70	$11.79
Accumulation units outstanding at the end of period	578,385	658,281	755,028	700,695	308,469	31,518

JNL/MCM JNL Optimized 5 Division32

Accumulation unit value:
Beginning of period	$8.43	$6.26	$11.86	$10.68	$10.00	N/A
End of period	$9.37	$8.43	$6.26	$11.86	$10.68	N/A
Accumulation units outstanding at the end of period	57,570	67,415	95,535	49,506	-	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.38	$7.15	$12.50	$10.73	$10.47	$10.41
End of period	$10.75	$9.38	$7.15	$12.50	$10.73	$10.47
Accumulation units outstanding at the end of period	5,845	15,847	7,238	89,994	6,628	883

JNL/MCM NYSE International 25 Division179

Accumulation unit value:
Beginning of period	$8.10	$6.09	$11.51	$10.64	N/A	N/A
End of period	$8.10	$8.10	$6.09	$11.51	N/A	N/A
Accumulation units outstanding at the end of period	4,215	3,817	4,021	1,130	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$24.95	$21.24	$34.94	$26.40	$22.34	$16.19
End of period	$29.07	$24.95	$21.24	$34.94	$26.40	$22.34
Accumulation units outstanding at the end of period	16,974	9,494	13,505	12,772	6,534	387

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.60	$9.95	N/A	N/A	N/A	N/A
End of period	$12.81	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	391	347	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.80	$6.65	$13.51	$13.15	$12.84	$9.28
End of period	$8.50	$7.80	$6.65	$13.51	$13.15	$12.84
Accumulation units outstanding at the end of period	40,580	45,977	39,408	32,937	28,568	4,410

JNL/MCM S&P 24 Division42

Accumulation unit value:
Beginning of period	$8.17	$7.03	$10.68	$10.15	$9.66	N/A
End of period	$9.32	$8.17	$7.03	$10.68	$10.15	N/A
Accumulation units outstanding at the end of period	762	773	6,944	6,691	5,767	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.80	$9.48	$15.52	$14.77	$13.76	$12.08
End of period	$15.75	$12.80	$9.48	$15.52	$14.77	$13.76
Accumulation units outstanding at the end of period	12,423	13,037	12,966	11,842	6,806	1,091

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.10	$7.39	$12.11	$11.80	$10.48	$10.09
End of period	$10.19	$9.10	$7.39	$12.11	$11.80	$10.48
Accumulation units outstanding at the end of period	51,259	33,050	23,381	20,243	8,810	2,701

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.49	$6.01	$8.69	N/A	N/A	N/A
End of period	$11.21	$9.49	$6.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,134	2,221	312	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.63	$10.36	$17.67	$20.18	$18.84	$16.28
End of period	$11.99	$10.63	$10.36	$17.67	$20.18	$18.84
Accumulation units outstanding at the end of period	16,483	21,307	21,276	20,887	18,255	2,416

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.46	$9.20	$14.45	$15.09	$13.13	$12.21
End of period	$14.16	$11.46	$9.20	$14.45	$15.09	$13.13
Accumulation units outstanding at the end of period	12,789	21,023	9,639	5,956	4,934	1,114

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.85	$3.65	$6.60	$5.89	$5.51	$5.29
End of period	$6.42	$5.85	$3.65	$6.60	$5.89	$5.51
Accumulation units outstanding at the end of period	26,468	30,071	9,738	5,190	3,240	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.08	$8.98	$17.47	$14.95	$15.49	$11.20
End of period	$12.07	$10.08	$8.98	$17.47	$14.95	$15.49
Accumulation units outstanding at the end of period	25,640	32,255	44,447	41,691	38,590	5,704

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.58	$7.90	$14.12	$13.03	$11.88	$10.78
End of period	$10.81	$9.58	$7.90	$14.12	$13.03	$11.88
Accumulation units outstanding at the end of period	27,853	36,288	31,990	26,623	14,193	4,318

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.50	$8.43	$14.58	$14.02	$12.25	$10.62
End of period	$12.98	$11.50	$8.43	$14.58	$14.02	$12.25
Accumulation units outstanding at the end of period	4,514	4,257	8,763	8,084	2,348	137

JNL/PAM Asia ex-Japan Division242

Accumulation unit value:
Beginning of period	$7.93	$4.78	$8.95	N/A	N/A	N/A
End of period	$9.26	$7.93	$4.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,748	4,462	11,997	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division240

Accumulation unit value:
Beginning of period	$7.37	$4.13	$7.84	N/A	N/A	N/A
End of period	$8.42	$7.37	$4.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,258	55,042	4,879	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.73	$10.23	$10.86	$10.06	N/A	N/A
End of period	$12.36	$11.73	$10.23	$10.86	N/A	N/A
Accumulation units outstanding at the end of period	57,480	86,386	55,918	11,851	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.74	$13.93	$14.19	$13.40	$13.24	$13.19
End of period	$16.56	$15.74	$13.93	$14.19	$13.40	$13.24
Accumulation units outstanding at the end of period	95,079	107,562	108,703	248,383	27,719	7,583

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.49	$8.73	$12.89	$13.32	$12.32	$12.35
End of period	$14.13	$12.49	$8.73	$12.89	$13.32	$12.32
Accumulation units outstanding at the end of period	31,178	22,958	4,209	9,371	7,148	2,635

JNL/PPM America Mid Cap Value Division250

Accumulation unit value:
Beginning of period	$8.08	$5.61	$10.62	N/A	N/A	N/A
End of period	$10.25	$8.08	$5.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,286	1,650	1,596	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division241

Accumulation unit value:
Beginning of period	$8.14	$6.21	$10.01	N/A	N/A	N/A
End of period	$10.17	$8.14	$6.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,758	18,964	80	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.04	$9.93	$19.23	$20.83	$18.84	$18.17
End of period	$16.14	$14.04	$9.93	$19.23	$20.83	$18.84
Accumulation units outstanding at the end of period	4,007	4,168	2,230	379	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.12	$6.02	N/A	N/A	N/A	N/A
End of period	$10.03	$8.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,377	1,365	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.20	$6.63	$9.26	N/A	N/A	N/A
End of period	$10.24	$9.20	$6.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,780	49,670	84,830	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.65	$6.84	$9.59	N/A	N/A	N/A
End of period	$10.64	$9.65	$6.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,198	18,688	19,874	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.61	$6.75	N/A	N/A	N/A	N/A
End of period	$8.39	$7.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,183	4,485	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.73	$7.52	$10.48	$10.15	N/A	N/A
End of period	$9.49	$8.73	$7.52	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	6,802	6,614	10,669	1,721	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.01	$6.67	$10.45	$10.13	N/A	N/A
End of period	$8.87	$8.01	$6.67	$10.45	N/A	N/A
Accumulation units outstanding at the end of period	17,639	17,993	18,427	19,908	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.54	$7.07	$9.12	N/A	N/A	N/A
End of period	$9.88	$8.54	$7.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,220	18,048	14,905	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.55	$6.22	$9.20	N/A	N/A	N/A
End of period	$10.68	$9.55	$6.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,185	16,223	18,539	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.74	$9.16	$15.39	$14.41	$12.75	$11.78
End of period	$13.45	$11.74	$9.16	$15.39	$14.41	$12.75
Accumulation units outstanding at the end of period	5,449	12,036	6,670	6,365	2,922	-

JNL/S&P Managed Conservative Division2

Accumulation unit value:
Beginning of period	$10.74	$9.67	$11.46	$11.02	$10.45	$10.25
End of period	$11.42	$10.74	$9.67	$11.46	$11.02	$10.45
Accumulation units outstanding at the end of period	43,565	35,174	60,928	14,281	254	-

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.09	$9.65	$15.27	$14.36	$12.86	$11.96
End of period	$13.74	$12.09	$9.65	$15.27	$14.36	$12.86
Accumulation units outstanding at the end of period	71,038	74,798	72,773	48,246	22,777	3,372

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division2

Accumulation unit value:
Beginning of period	$10.96	$9.44	$12.25	$11.63	$10.77	$10.38
End of period	$11.93	$10.96	$9.44	$12.25	$11.63	$10.77
Accumulation units outstanding at the end of period	214,190	235,884	156,837	38,394	20,653	-

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.42	$10.29	$14.50	$13.65	$12.44	$11.72
End of period	$13.75	$12.42	$10.29	$14.50	$13.65	$12.44
Accumulation units outstanding at the end of period	97,289	85,467	119,667	96,732	57,090	31,408

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.85	$6.33	$9.70	N/A	N/A	N/A
End of period	$9.53	$8.85	$6.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,951	10,362	15,938	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$23.31	$19.91	$25.67	$24.42	$21.96	$21.01
End of period	$25.28	$23.31	$19.91	$25.67	$24.42	$21.96
Accumulation units outstanding at the end of period	8,313	7,761	7,410	9,087	4,137	1,653

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.68	$11.92	$11.92	$11.64	$11.38	$11.32
End of period	$11.42	$11.68	$11.92	$11.92	$11.64	$11.38
Accumulation units outstanding at the end of period	151,752	153,237	347,654	226,501	26,410	5,004

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$16.86	$13.91	$21.33	$20.22	$17.09	$15.84
End of period	$18.76	$16.86	$13.91	$21.33	$20.22	$17.09
Accumulation units outstanding at the end of period	4,151	1,919	892	4,084	1,337	820

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$23.30	$16.60	$29.69	$27.56	$24.78	$23.41
End of period	$26.61	$23.30	$16.60	$29.69	$27.56	$24.78
Accumulation units outstanding at the end of period	2,950	5,155	5,449	41,807	704	623

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$34.56	$24.06	$41.44	$36.14	$34.59	$29.77
End of period	$43.23	$34.56	$24.06	$41.44	$36.14	$34.59
Accumulation units outstanding at the end of period	8,841	7,706	6,921	28,794	1,092	864

JNL/T.Rowe Price Short-Term Bond Division52

Accumulation unit value:
Beginning of period	$10.09	$9.58	$10.42	$10.16	$10.00	N/A
End of period	$10.16	$10.09	$9.58	$10.42	$10.16	N/A
Accumulation units outstanding at the end of period	31,909	20,411	14,462	196,505	-	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$11.96	$8.92	$15.32	$15.53	$13.22	$12.44
End of period	$13.56	$11.96	$8.92	$15.32	$15.53	$13.22
Accumulation units outstanding at the end of period	19,217	19,620	20,605	15,041	9,245	3,301

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$13.52	N/A	N/A	N/A	N/A	N/A
End of period	$14.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,631	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division348
Accumulation unit value:
Beginning of period	$9.08	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	596	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division363

Accumulation unit value:
Beginning of period	$10.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	179	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.51	$6.49	$13.60	$11.16	N/A	N/A
End of period	$10.92	$9.51	$6.49	$13.60	N/A	N/A
Accumulation units outstanding at the end of period	372	-	-	873	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division369

Accumulation unit value:
Beginning of period	$10.14	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	419	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division2

Accumulation unit value:
Beginning of period	$10.12	$8.45	$12.05	$11.42	$10.54	$9.69
End of period	$10.78	$10.12	$8.45	$12.05	$11.42	$10.54
Accumulation units outstanding at the end of period	249	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$21.16	$15.66	$27.85	$23.61	$21.31	$20.73
End of period	$23.13	$21.16	$15.66	$27.85	$23.61	$21.31
Accumulation units outstanding at the end of period	183	216	-	-	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$20.59	$15.62	$27.02	$25.19	$24.63	$23.57
End of period	$22.68	$20.59	$15.62	$27.02	$25.19	$24.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$13.64	$10.43	$17.49	$17.79	$16.19	$15.80
End of period	$14.92	$13.64	$10.43	$17.49	$17.79	$16.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$18.80	$14.19	$23.51	$21.46	$18.27	$17.49
End of period	$24.93	$18.80	$14.19	$23.51	$21.46	$18.27
Accumulation units outstanding at the end of period	187	199	213	225	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.85	$6.17	$9.88	$9.97	N/A	N/A
End of period	$8.47	$7.85	$6.17	$9.88	N/A	N/A
Accumulation units outstanding at the end of period	10,793	5,550	-	775	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division36

Accumulation unit value:
Beginning of period	$9.62	$7.40	$10.77	$10.82	$9.99	N/A
End of period	$10.58	$9.62	$7.40	$10.77	$10.82	N/A
Accumulation units outstanding at the end of period	1,763	357	7,339	11,979	9,648	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.80	$7.50	$11.48	$12.51	$10.87	$10.80
End of period	$12.16	$9.80	$7.50	$11.48	$12.51	$10.87
Accumulation units outstanding at the end of period	69	156	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division2

Accumulation unit value:
Beginning of period	$19.09	$17.10	$18.44	$17.63	$17.22	$17.15
End of period	$20.09	$19.09	$17.10	$18.44	$17.63	$17.22
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.69	N/A	N/A	N/A	N/A	N/A
End of period	$13.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	481	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.34	$7.97	$12.76	$12.70	$11.22	$11.12
End of period	$12.58	$10.34	$7.97	$12.76	$12.70	$11.22
Accumulation units outstanding at the end of period	480	404	-	-	-	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.40	$8.03	$12.77	$15.37	$11.53	$10.74
End of period	$11.92	$10.40	$8.03	$12.77	$15.37	$11.53
Accumulation units outstanding at the end of period	103	-	1,227	-	-	-

JNL/Invesco International Growth Division1

Accumulation unit value:
Beginning of period	$13.38	$9.99	$17.29	$16.11	$13.44	$12.09
End of period	$14.69	$13.38	$9.99	$17.29	$16.11	$13.44
Accumulation units outstanding at the end of period	560	939	887	935	281	649

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.08	$8.30	$13.62	$12.03	$11.41	$10.75
End of period	$11.58	$10.08	$8.30	$13.62	$12.03	$11.41
Accumulation units outstanding at the end of period	1,519	1,610	1,726	1,821	-	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.64	$8.83	$14.99	$13.77	$12.30	$11.25
End of period	$14.37	$11.64	$8.83	$14.99	$13.77	$12.30
Accumulation units outstanding at the end of period	116	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.55	N/A	N/A	N/A	N/A	N/A
End of period	$11.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,116	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.17	$8.78	$16.17	$14.77	$11.45	$9.68
End of period	$11.75	$11.17	$8.78	$16.17	$14.77	$11.45
Accumulation units outstanding at the end of period	422	652	755	787	1,479	1,712

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$17.64	$12.62	$23.24	$22.02	$20.09	$19.03
End of period	$21.67	$17.64	$12.62	$23.24	$22.02	$20.09
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$16.01	$15.79	$15.16	$14.57	$14.44	$14.40
End of period	$16.80	$16.01	$15.79	$15.16	$14.57	$14.44
Accumulation units outstanding at the end of period	180	-	537	942	275	255

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division88

Accumulation unit value:
Beginning of period	$11.44	$6.81	$13.95	$10.83	$9.18	N/A
End of period	$13.64	$11.44	$6.81	$13.95	$10.83	N/A
Accumulation units outstanding at the end of period	686	619	1,431	845	-	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$15.05	$11.02	$18.46	$19.39	$17.31	$15.86
End of period	$18.11	$15.05	$11.02	$18.46	$19.39	$17.31
Accumulation units outstanding at the end of period	288	305	327	345	1,058	1,110

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.74	$7.18	$11.34	$11.94	$10.88	$10.94
End of period	$12.90	$10.74	$7.18	$11.34	$11.94	$10.88
Accumulation units outstanding at the end of period	1,110	1,874	2,254	4,537	2,399	4,823

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$11.93	$11.54	$11.38	$10.94	$10.79	$10.86
End of period	$12.35	$11.93	$11.54	$11.38	$10.94	$10.79
Accumulation units outstanding at the end of period	7,147	5,390	3,292	-	-	-

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.23	$3.44	$5.84	$5.72	$4.30	$4.06
End of period	$5.07	$4.23	$3.44	$5.84	$5.72	$4.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$8.68	$6.67	$9.94	$11.03	$9.94	$10.00
End of period	$10.42	$8.68	$6.67	$9.94	$11.03	$9.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.34	$5.60	$10.61	$10.74	$8.48	$9.03
End of period	$7.73	$6.34	$5.60	$10.61	$10.74	$8.48
Accumulation units outstanding at the end of period	1,839	2,914	2,866	5,163	5,964	3,927

JNL/MCM Dow Dividend Division20

Accumulation unit value:
Beginning of period	$6.01	$5.11	$10.33	$11.74	$9.98	N/A
End of period	$6.59	$6.01	$5.11	$10.33	$11.74	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,081	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.32	$5.45	$11.28	$13.97	$12.04	$11.39
End of period	$7.01	$6.32	$5.45	$11.28	$13.97	$12.04
Accumulation units outstanding at the end of period	73	-	-	-	-	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.66	$9.10	$18.08	$16.65	$12.15	$10.78
End of period	$13.08	$11.66	$9.10	$18.08	$16.65	$12.15
Accumulation units outstanding at the end of period	1,045	1,639	1,848	2,820	7,000	6,194

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division2

Accumulation unit value:
Beginning of period	$10.53	$8.90	$11.86	$11.28	$10.85	$10.20
End of period	$10.70	$10.53	$8.90	$11.86	$11.28	$10.85
Accumulation units outstanding at the end of period	48	-	-	333	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division2

Accumulation unit value:
Beginning of period	$13.74	$10.87	$19.47	$18.04	$14.69	$12.94
End of period	$14.34	$13.74	$10.87	$19.47	$18.04	$14.69
Accumulation units outstanding at the end of period	389	521	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.26	$7.63	$13.57	$13.69	$11.78	$10.55
End of period	$10.60	$9.26	$7.63	$13.57	$13.69	$11.78
Accumulation units outstanding at the end of period	24,366	22,341	53,531	69,159	93,576	71,823

JNL/MCM JNL Optimized 5 Division80

Accumulation unit value:
Beginning of period	$8.41	$6.25	$11.85	$10.67	$9.63	N/A
End of period	$9.35	$8.41	$6.25	$11.85	$10.67	N/A
Accumulation units outstanding at the end of period	325	-	6,382	973	-	N/A

JNL/MCM Nasdaq 25 Division2

Accumulation unit value:
Beginning of period	$9.36	$7.13	$12.48	$10.72	$10.46	$10.52
End of period	$10.72	$9.36	$7.13	$12.48	$10.72	$10.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$24.81	$21.13	$34.78	$26.30	$22.26	$16.14
End of period	$28.89	$24.81	$21.13	$34.78	$26.30	$22.26
Accumulation units outstanding at the end of period	51	236	-	239	346	1,353

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.76	$6.63	$13.46	$13.11	$12.81	$9.26
End of period	$8.45	$7.76	$6.63	$13.46	$13.11	$12.81
Accumulation units outstanding at the end of period	1,777	2,824	2,401	3,863	2,234	2,630

JNL/MCM S&P 24 Division109

Accumulation unit value:
Beginning of period	$8.16	$7.02	$10.67	$10.15	$10.20	N/A
End of period	$9.30	$8.16	$7.02	$10.67	$10.15	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A
JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.75	$9.44	$15.48	$14.73	$13.73	$12.21
End of period	$15.68	$12.75	$9.44	$15.48	$14.73	$13.73
Accumulation units outstanding at the end of period	497	571	-	-	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$9.07	$7.36	$12.07	$11.77	$10.46	$10.11
End of period	$10.14	$9.07	$7.36	$12.07	$11.77	$10.46
Accumulation units outstanding at the end of period	1,485	4,299	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.58	$10.31	$17.60	$20.10	$18.78	$16.23
End of period	$11.92	$10.58	$10.31	$17.60	$20.10	$18.78
Accumulation units outstanding at the end of period	1,226	1,794	1,613	2,769	1,455	1,846

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.41	$9.16	$14.40	$15.05	$13.10	$12.33
End of period	$14.10	$11.41	$9.16	$14.40	$15.05	$13.10
Accumulation units outstanding at the end of period	503	550	-	-	-	-

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.82	$3.63	$6.57	$5.87	$5.49	$5.28
End of period	$6.38	$5.82	$3.63	$6.57	$5.87	$5.49
Accumulation units outstanding at the end of period	404	1,060	-	593	-	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.05	$8.96	$17.44	$14.93	$15.48	$11.20
End of period	$12.03	$10.05	$8.96	$17.44	$14.93	$15.48
Accumulation units outstanding at the end of period	20	681	538	530	7,184	10,005

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.56	$7.88	$14.09	$13.02	$11.87	$10.78
End of period	$10.77	$9.56	$7.88	$14.09	$13.02	$11.87
Accumulation units outstanding at the end of period	12,320	13,193	14,206	21,485	24,547	3,508

JNL/Oppenheimer Global Growth Division2

Accumulation unit value:
Beginning of period	$11.49	$8.43	$14.57	$14.02	$12.26	$10.57
End of period	$12.96	$11.49	$8.43	$14.57	$14.02	$12.26
Accumulation units outstanding at the end of period	-	144	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.36	$3.94	N/A	N/A	N/A	N/A
End of period	$8.41	$7.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	733	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.71	$10.22	$10.85	$10.42	N/A	N/A
End of period	$12.34	$11.71	$10.22	$10.85	N/A	N/A
Accumulation units outstanding at the end of period	3,763	-	-	768	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.69	$13.90	$14.16	$13.38	$13.22	$13.19
End of period	$16.50	$15.69	$13.90	$14.16	$13.38	$13.22
Accumulation units outstanding at the end of period	5,679	7,270	3,410	4,389	3,668	3,631

JNL/PPM America High Yield Bond Division2

Accumulation unit value:
Beginning of period	$12.42	$8.68	$12.82	$13.26	$12.27	$12.26
End of period	$14.04	$12.42	$8.68	$12.82	$13.26	$12.27
Accumulation units outstanding at the end of period	-	796	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.26	N/A	N/A	N/A	N/A	N/A
End of period	$10.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	84	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$13.96	$9.88	$19.14	$20.74	$18.77	$18.11
End of period	$16.04	$13.96	$9.88	$19.14	$20.74	$18.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.27	N/A	N/A	N/A	N/A	N/A
End of period	$10.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,765	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.19	$6.63	$8.85	N/A	N/A	N/A
End of period	$10.23	$9.19	$6.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	299	-	7,151	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.63	N/A	N/A	N/A	N/A	N/A
End of period	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.68	$9.11	$15.32	$14.35	$12.70	$11.74
End of period	$13.37	$11.68	$9.11	$15.32	$14.35	$12.70
Accumulation units outstanding at the end of period	161	49	-	-	-	-

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.71	$9.65	$11.44	$11.01	$10.44	$10.22
End of period	$11.38	$10.71	$9.65	$11.44	$11.01	$10.44
Accumulation units outstanding at the end of period	-	7,490	7,961	-	-	5,339

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.02	$9.60	$15.19	$14.30	$12.81	$11.92
End of period	$13.65	$12.02	$9.60	$15.19	$14.30	$12.81
Accumulation units outstanding at the end of period	312	4,269	4,179	4,179	4,179	8,182

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$10.93	$9.42	$12.24	$11.62	$10.76	$10.34
End of period	$11.89	$10.93	$9.42	$12.24	$11.62	$10.76
Accumulation units outstanding at the end of period	23,858	20,046	22,593	24,470	21,654	19,918

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.35	$10.23	$14.43	$13.59	$12.39	$11.68
End of period	$13.67	$12.35	$10.23	$14.43	$13.59	$12.39
Accumulation units outstanding at the end of period	-	1,174	3,183	8,048	8,074	25,621

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$23.14	$19.77	$25.51	$24.28	$21.84	$20.91
End of period	$25.08	$23.14	$19.77	$25.51	$24.28	$21.84
Accumulation units outstanding at the end of period	1,110	359	632	726	787	826

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.59	$11.84	$11.85	$11.57	$11.32	$11.27
End of period	$11.33	$11.59	$11.84	$11.85	$11.57	$11.32
Accumulation units outstanding at the end of period	13,367	20,554	18,751	23,878	3,029	26,800

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.80	$13.86	$21.27	$20.17	$17.06	$15.97
End of period	$18.68	$16.80	$13.86	$21.27	$20.17	$17.06
Accumulation units outstanding at the end of period	215	68	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$23.13	$16.49	$29.50	$27.41	$24.65	$23.32
End of period	$26.41	$23.13	$16.49	$29.50	$27.41	$24.65
Accumulation units outstanding at the end of period	53	856	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$34.33	$23.91	$41.21	$35.96	$34.43	$29.65
End of period	$42.92	$34.33	$23.91	$41.21	$35.96	$34.43
Accumulation units outstanding at the end of period	196	379	223	235	270	110

JNL/T.Rowe Price Short-Term Bond Division52

Accumulation unit value:
Beginning of period	$10.07	$9.57	$10.41	$10.16	$10.00	N/A
End of period	$10.14	$10.07	$9.57	$10.41	$10.16	N/A
Accumulation units outstanding at the end of period	2,425	3,719	-	-	-	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$11.90	$8.88	$15.25	$15.47	$13.18	$12.41
End of period	$13.48	$11.90	$8.88	$15.25	$15.47	$13.18
Accumulation units outstanding at the end of period	1,211	1,278	2,055	2,268	1,332	1,397

Accumulation Unit Values
Contract with Endorsements - 2.005%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	$13.77	N/A	N/A	N/A	N/A	N/A
End of period	$13.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	592	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$14.44	N/A	N/A	N/A	N/A	N/A
End of period	$14.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	566	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division315

Accumulation unit value:
Beginning of period	$13.37	$12.80	N/A	N/A	N/A	N/A
End of period	$15.06	$13.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	534	608	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division304

Accumulation unit value:
Beginning of period	$13.77	$12.90	N/A	N/A	N/A	N/A
End of period	$15.63	$13.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	804	737	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division344

Accumulation unit value:
Beginning of period	$9.71	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	310	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division344

Accumulation unit value:
Beginning of period	$8.98	N/A	N/A	N/A	N/A	N/A
End of period	$11.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	295	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.58	$6.52	$13.64	$12.23	N/A	N/A
End of period	$11.03	$9.58	$6.52	$13.64	N/A	N/A
Accumulation units outstanding at the end of period	2,719	2,691	5,434	3,889	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division370

Accumulation unit value:
Beginning of period	$10.23	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	468	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$10.37	$8.64	$12.29	$12.61	N/A	N/A
End of period	$11.08	$10.37	$8.64	$12.29	N/A	N/A
Accumulation units outstanding at the end of period	495	472	3,536	4,550	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$21.94	$16.19	$28.72	$29.23	N/A	N/A
End of period	$24.04	$21.94	$16.19	$28.72	N/A	N/A
Accumulation units outstanding at the end of period	24	1,237	2,750	285	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$21.34	$20.32	N/A	N/A	N/A	N/A
End of period	$23.57	$21.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	595	587	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$19.43	$17.37	N/A	N/A	N/A	N/A
End of period	$25.83	$19.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	548	644	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.90	$6.20	$9.90	$10.06	N/A	N/A
End of period	$8.55	$7.90	$6.20	$9.90	N/A	N/A
Accumulation units outstanding at the end of period	3,495	3,349	2,602	1,321	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.37	$7.00	N/A	N/A	N/A	N/A
End of period	$7.73	$7.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	520	552	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.70	$7.45	$10.81	$11.19	N/A	N/A
End of period	$10.70	$9.70	$7.45	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	1,542	1,289	-	906	N/A	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.66	$6.65	N/A	N/A	N/A	N/A
End of period	$7.87	$6.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	711	724	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division1

Accumulation unit value:
Beginning of period	$9.91	$7.57	$11.55	$12.56	$10.88	$10.62
End of period	$12.33	$9.91	$7.57	$11.55	$12.56	$10.88
Accumulation units outstanding at the end of period	-	-	-	2,098	2,842	2,274

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$19.78	$17.68	$19.02	$18.14	$17.68	$17.61
End of period	$20.87	$19.78	$17.68	$19.02	$18.14	$17.68
Accumulation units outstanding at the end of period	895	581	4,452	6,490	368	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.66	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,126	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.46	$8.05	$12.84	$12.75	$11.24	$10.88
End of period	$12.76	$10.46	$8.05	$12.84	$12.75	$11.24
Accumulation units outstanding at the end of period	903	582	-	2,058	2,875	2,220

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.96	$6.50	$10.64	$10.86	N/A	N/A
End of period	$8.48	$7.96	$6.50	$10.64	N/A	N/A
Accumulation units outstanding at the end of period	1,228	2,042	7,837	16,047	N/A	N/A

JNL/Invesco Global Real Estate Division30

Accumulation unit value:
Beginning of period	$10.52	$8.10	$12.86	$15.43	$12.64	N/A
End of period	$12.08	$10.52	$8.10	$12.86	$15.43	N/A
Accumulation units outstanding at the end of period	1,378	690	1,258	1,632	1,847	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$13.87	$10.33	$17.84	$16.58	$13.80	$12.76
End of period	$15.26	$13.87	$10.33	$17.84	$16.58	$13.80
Accumulation units outstanding at the end of period	902	658	738	253	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.29	$9.48	N/A	N/A	N/A	N/A
End of period	$11.85	$10.29	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,723	1,759	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$11.89	$9.00	$15.23	$13.96	$12.44	$11.32
End of period	$14.71	$11.89	$9.00	$15.23	$13.96	$12.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division325

Accumulation unit value:
Beginning of period	$10.36	$10.53	N/A	N/A	N/A	N/A
End of period	$11.15	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	510	1,069	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$11.50	$11.02	N/A	N/A	N/A	N/A
End of period	$12.13	$11.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	742	1,397	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$18.29	$17.06	N/A	N/A	N/A	N/A
End of period	$22.51	$18.29	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66	72	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality
Bond Division
Accumulation unit value:
Beginning of period	$16.52	$16.25	$15.56	$14.93	$14.75	$14.75
End of period	$17.38	$16.52	$16.25	$15.56	$14.93	$14.75
Accumulation units outstanding at the end of period	357	1,643	1,654	397	447	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.55	$6.86	$14.01	$12.45	N/A	N/A
End of period	$13.80	$11.55	$6.86	$14.01	N/A	N/A
Accumulation units outstanding at the end of period	2,057	1,296	1,248	1,183	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$15.49	$11.31	$18.91	$19.81	$17.64	$16.19
End of period	$18.68	$15.49	$11.31	$18.91	$19.81	$17.64
Accumulation units outstanding at the end of period	31	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.07	$11.73	N/A	N/A	N/A	N/A
End of period	$14.57	$12.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	360	410	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$7.47	$7.25	N/A	N/A	N/A	N/A
End of period	$8.52	$7.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	283	295	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$11.02	$7.35	$11.58	$12.16	$11.05	$10.18
End of period	$13.27	$11.02	$7.35	$11.58	$12.16	$11.05
Accumulation units outstanding at the end of period	4,184	5,564	6,496	6,638	6,394	13,812

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.16	$11.73	$11.54	$11.07	$10.90	$11.04
End of period	$12.62	$12.16	$11.73	$11.54	$11.07	$10.90
Accumulation units outstanding at the end of period	-	-	-	880	-	-

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division30

Accumulation unit value:
Beginning of period	$8.91	$6.83	$10.14	$11.23	$10.35	N/A
End of period	$10.72	$8.91	$6.83	$10.14	$11.23	N/A
Accumulation units outstanding at the end of period	321	468	526	577	620	N/A

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.51	$5.73	$10.83	$10.94	$8.61	$8.91
End of period	$7.95	$6.51	$5.73	$10.83	$10.94	$8.61
Accumulation units outstanding at the end of period	7,526	8,088	7,344	12,219	15,223	22,972

JNL/MCM Dow Dividend Division108

Accumulation unit value:
Beginning of period	$6.07	$5.15	$10.38	$11.76	$11.78	N/A
End of period	$6.67	$6.07	$5.15	$10.38	$11.76	N/A
Accumulation units outstanding at the end of period	498	551	3,167	2,642	1,270	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.48	$5.57	$11.52	$11.21	N/A	N/A
End of period	$7.21	$6.48	$5.57	$11.52	N/A	N/A
Accumulation units outstanding at the end of period	910	1,682	1,129	387	N/A	N/A

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.97	$9.31	$18.46	$16.95	$12.34	$11.22
End of period	$13.45	$11.97	$9.31	$18.46	$16.95	$12.34
Accumulation units outstanding at the end of period	4,912	5,021	6,715	8,430	7,887	15,473

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$10.16	N/A	N/A	N/A	N/A	N/A
End of period	$10.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	445	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$10.80	$9.11	$12.11	$11.85	N/A	N/A
End of period	$11.00	$10.80	$9.11	$12.11	N/A	N/A
Accumulation units outstanding at the end of period	855	976	1,061	682	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.32	$8.11	N/A	N/A	N/A	N/A
End of period	$9.44	$8.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	313	263	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$14.01	$11.05	$19.76	$18.26	$14.84	$13.03
End of period	$14.66	$14.01	$11.05	$19.76	$18.26	$14.84
Accumulation units outstanding at the end of period	429	1,332	3,535	6,494	2,075	1,726

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$9.37	$7.70	$13.68	$13.76	$11.82	$11.99
End of period	$10.76	$9.37	$7.70	$13.68	$13.76	$11.82
Accumulation units outstanding at the end of period	2,510	2,883	945	818	4,870	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.49	$6.29	$11.90	$12.07	N/A	N/A
End of period	$9.46	$8.49	$6.29	$11.90	N/A	N/A
Accumulation units outstanding at the end of period	1,969	2,328	-	1,773	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.48	$7.21	$12.58	$11.96	N/A	N/A
End of period	$10.89	$9.48	$7.21	$12.58	N/A	N/A
Accumulation units outstanding at the end of period	132	140	1,278	1,488	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$25.45	$21.62	$35.50	$26.78	$22.62	$18.78
End of period	$29.71	$25.45	$21.62	$35.50	$26.78	$22.62
Accumulation units outstanding at the end of period	289	571	1,073	312	80	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.96	$6.78	$13.73	$13.34	$13.00	$10.72
End of period	$8.69	$7.96	$6.78	$13.73	$13.34	$13.00
Accumulation units outstanding at the end of period	6,610	6,008	7,907	7,946	5,135	13,506

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division2

Accumulation unit value:
Beginning of period	$12.99	$9.61	$15.70	$14.91	$13.87	$12.30
End of period	$16.03	$12.99	$9.61	$15.70	$14.91	$13.87
Accumulation units outstanding at the end of period	412	485	-	623	-	-

JNL/MCM S&P 500 Index Division2

Accumulation unit value:
Beginning of period	$9.24	$7.49	$12.25	$11.92	$10.57	$10.19
End of period	$10.37	$9.24	$7.49	$12.25	$11.92	$10.57
Accumulation units outstanding at the end of period	959	4,562	-	803	-	-

JNL/MCM S&P SMid 60 Division205

Accumulation unit value:
Beginning of period	$9.54	$6.03	$8.81	$8.52	N/A	N/A
End of period	$11.30	$9.54	$6.03	$8.81	N/A	N/A
Accumulation units outstanding at the end of period	4,056	2,393	1,464	504	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.85	$10.55	$17.96	$20.47	$19.07	$17.26
End of period	$12.26	$10.85	$10.55	$17.96	$20.47	$19.07
Accumulation units outstanding at the end of period	4,620	4,169	5,552	5,545	3,293	8,312

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division2

Accumulation unit value:
Beginning of period	$11.64	$9.32	$14.61	$15.23	$13.23	$12.42
End of period	$14.41	$11.64	$9.32	$14.61	$15.23	$13.23
Accumulation units outstanding at the end of period	460	541	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$5.97	$5.18	N/A	N/A	N/A	N/A
End of period	$6.56	$5.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,271	4,121	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.18	$9.06	$17.58	$15.01	$15.53	$11.16
End of period	$12.22	$10.18	$9.06	$17.58	$15.01	$15.53
Accumulation units outstanding at the end of period	2,965	1,284	2,756	6,025	9,012	3,331

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$9.68	$9.17	N/A	N/A	N/A	N/A
End of period	$10.94	$9.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,582	3,102	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$11.70	$9.30	N/A	N/A	N/A	N/A
End of period	$13.23	$11.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	119	76	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.97	$6.47	N/A	N/A	N/A	N/A
End of period	$9.33	$7.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	598	921	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.40	$6.48	N/A	N/A	N/A	N/A
End of period	$8.48	$7.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,582	3,529	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.80	$10.27	$10.88	$10.49	N/A	N/A
End of period	$12.46	$11.80	$10.27	$10.88	N/A	N/A
Accumulation units outstanding at the end of period	1,554	21,302	24,726	5,695	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.10	$14.23	$14.46	$13.63	$13.44	$13.40
End of period	$16.98	$16.10	$14.23	$14.46	$13.63	$13.44
Accumulation units outstanding at the end of period	30,659	23,324	13,012	8,813	5,794	3,651

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$12.78	$8.91	$13.13	$13.55	$12.50	$12.35
End of period	$14.48	$12.78	$8.91	$13.13	$13.55	$12.50
Accumulation units outstanding at the end of period	3,986	3,258	1,503	1,852	1,970	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.14	$8.00	N/A	N/A	N/A	N/A
End of period	$10.08	$8.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,576	695	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.24	$6.65	$9.14	N/A	N/A	N/A
End of period	$10.30	$9.24	$6.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,983	7,390	4,886	N/A	N/A	N/A
JNL/S&P Competitive Advantage Division218

Accumulation unit value:
Beginning of period	$9.69	$6.86	$9.91	$9.91	N/A	N/A
End of period	$10.70	$9.69	$6.86	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	131	137	-	505	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.65	$6.23	$9.11	N/A	N/A	N/A
End of period	$8.45	$7.65	$6.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	22,886	22,886	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.78	$8.58	N/A	N/A	N/A	N/A
End of period	$9.57	$8.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	573	151	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.05	$6.67	N/A	N/A	N/A	N/A
End of period	$8.94	$8.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,482	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division218

Accumulation unit value:
Beginning of period	$9.59	$6.23	$9.91	$9.91	N/A	N/A
End of period	$10.75	$9.59	$6.23	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	603	1,353	-	1,515	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$12.01	$9.35	$15.68	$16.49	N/A	N/A
End of period	$13.79	$12.01	$9.35	$15.68	N/A	N/A
Accumulation units outstanding at the end of period	5,995	6,412	6,848	6,972	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.85	$9.75	$11.51	N/A	N/A	N/A
End of period	$11.56	$10.85	$9.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,316	42,986	41,553	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.07	$9.52	$12.33	$11.68	$10.79	$10.61
End of period	$12.08	$11.07	$9.52	$12.33	$11.68	$10.79
Accumulation units outstanding at the end of period	-	9,103	6,893	6,165	6,204	6,242

JNL/S&P Managed Moderate Growth Division72

Accumulation unit value:
Beginning of period	$12.71	$10.50	$14.78	$13.88	$12.78	N/A
End of period	$14.10	$12.71	$10.50	$14.78	$13.88	N/A
Accumulation units outstanding at the end of period	8,925	5,956	6,172	7,499	9,943	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division76

Accumulation unit value:
Beginning of period	$12.01	$12.24	$12.22	$11.90	$11.77	N/A
End of period	$11.78	$12.01	$12.24	$12.22	$11.90	N/A
Accumulation units outstanding at the end of period	23,128	11,124	25,026	9,785	847	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$17.10	$14.07	$20.50	N/A	N/A	N/A
End of period	$19.06	$17.10	$14.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,447	2,289	1,820	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$23.97	$17.04	$27.58	N/A	N/A	N/A
End of period	$27.43	$23.97	$17.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88	88	85	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$35.56	$24.71	$42.47	$41.53	N/A	N/A
End of period	$44.56	$35.56	$24.71	$42.47	N/A	N/A
Accumulation units outstanding at the end of period	425	1,210	1,752	196	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.16	$9.63	$10.56	N/A	N/A	N/A
End of period	$10.25	$10.16	$9.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	823	219	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$12.19	$9.07	$14.89	N/A	N/A	N/A
End of period	$13.85	$12.19	$9.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	167	169	160	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division315

Accumulation unit value:
Beginning of period	$12.54	$12.01	N/A	N/A	N/A	N/A
End of period	$13.89	$12.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,321	3,634	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division327

Accumulation unit value:
Beginning of period	$13.04	$13.00	N/A	N/A	N/A	N/A
End of period	$14.61	$13.04	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,639	16,789	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division294

Accumulation unit value:
Beginning of period	$13.37	$11.14	N/A	N/A	N/A	N/A
End of period	$15.05	$13.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59,444	18,622	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division309

Accumulation unit value:
Beginning of period	$13.76	$13.46	N/A	N/A	N/A	N/A
End of period	$15.62	$13.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	64,247	35,548	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division343
Accumulation unit value:
Beginning of period	$8.74	N/A	N/A	N/A	N/A	N/A
End of period	$10.25	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,255	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division349

Accumulation unit value:
Beginning of period	$9.86	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,865	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division350
Accumulation unit value:
Beginning of period	$8.96	N/A	N/A	N/A	N/A	N/A
End of period	$11.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,096	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division335

Accumulation unit value:
Beginning of period	$9.60	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,570	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division352

Accumulation unit value:
Beginning of period	$9.99	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,628	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division345

Accumulation unit value:
Beginning of period	$9.29	N/A	N/A	N/A	N/A	N/A
End of period	$11.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,824	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.57	$6.51	$13.63	$10.20	N/A	N/A
End of period	$11.01	$9.57	$6.51	$13.63	N/A	N/A
Accumulation units outstanding at the end of period	132,670	121,695	106,588	95,437	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division359

Accumulation unit value:
Beginning of period	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,211	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$10.33	$8.61	$12.25	$11.58	$10.67	$9.67
End of period	$11.03	$10.33	$8.61	$12.25	$11.58	$10.67
Accumulation units outstanding at the end of period	99,356	79,011	77,137	14,714	7,761	4,868

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$21.81	$16.10	$28.58	$24.18	$21.78	$19.40
End of period	$23.89	$21.81	$16.10	$28.58	$24.18	$21.78
Accumulation units outstanding at the end of period	13,016	12,330	14,258	14,963	1,470	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$21.22	$16.06	$27.73	$25.80	$25.17	$24.04
End of period	$23.42	$21.22	$16.06	$27.73	$25.80	$25.17
Accumulation units outstanding at the end of period	22,532	31,170	30,814	3,460	-	-

JNL/Eagle Core Equity Division2

Accumulation unit value:
Beginning of period	$14.02	$10.69	$17.90	$18.17	$16.50	$16.07
End of period	$15.36	$14.02	$10.69	$17.90	$18.17	$16.50
Accumulation units outstanding at the end of period	1,930	6,096	9,375	3,662	3,407	-

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$19.33	$14.56	$24.08	$21.93	$18.63	$17.62
End of period	$25.68	$19.33	$14.56	$24.08	$21.93	$18.63
Accumulation units outstanding at the end of period	33,919	18,313	10,216	4,645	1,175	439

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.89	$6.19	$9.89	$9.97	N/A	N/A
End of period	$8.54	$7.89	$6.19	$9.89	N/A	N/A
Accumulation units outstanding at the end of period	324,336	329,762	497,276	442,826	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.36	$5.74	$9.87	$9.91	N/A	N/A
End of period	$7.72	$7.36	$5.74	$9.87	N/A	N/A
Accumulation units outstanding at the end of period	65,399	73,663	28,296	12,297	N/A	N/A

JNL/Franklin Templeton Income Division58

Accumulation unit value:
Beginning of period	$9.69	$7.44	$10.81	$10.83	$9.85	N/A
End of period	$10.68	$9.69	$7.44	$10.81	$10.83	N/A
Accumulation units outstanding at the end of period	175,058	193,605	162,745	155,169	26,290	N/A

JNL/Franklin Templeton International
Small Cap Growth Division210
Accumulation unit value:
Beginning of period	$6.65	$4.45	$9.85	$10.08	N/A	N/A
End of period	$7.86	$6.65	$4.45	$9.85	N/A	N/A
Accumulation units outstanding at the end of period	59,674	57,351	31,226	1,165	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.42	$5.98	$9.83	$10.00	N/A	N/A
End of period	$8.11	$7.42	$5.98	$9.83	N/A	N/A
Accumulation units outstanding at the end of period	75,998	65,471	45,935	25,332	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.90	$7.56	$11.54	$12.55	$10.88	$10.69
End of period	$12.30	$9.90	$7.56	$11.54	$12.55	$10.88
Accumulation units outstanding at the end of period	31,032	27,714	29,591	9,621	1,921	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$19.67	$17.58	$18.93	$18.06	$17.60	$17.45
End of period	$20.74	$19.67	$17.58	$18.93	$18.06	$17.60
Accumulation units outstanding at the end of period	66,958	53,497	36,888	40,613	35,780	12,470

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.60	$11.40	N/A	N/A	N/A	N/A
End of period	$13.19	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,256	18,369	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.44	$8.03	$12.83	$12.74	$11.24	$10.76
End of period	$12.73	$10.44	$8.03	$12.83	$12.74	$11.24
Accumulation units outstanding at the end of period	39,645	33,179	25,945	31,934	9,770	738

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.94	$6.49	$10.64	$10.68	N/A	N/A
End of period	$8.46	$7.94	$6.49	$10.64	N/A	N/A
Accumulation units outstanding at the end of period	38,249	31,878	21,042	10,782	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.50	$8.09	$12.84	$15.42	$11.54	$11.13
End of period	$12.06	$10.50	$8.09	$12.84	$15.42	$11.54
Accumulation units outstanding at the end of period	45,335	44,440	49,499	32,177	12,022	263

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.78	$10.27	$17.75	$16.50	$13.74	$12.37
End of period	$15.17	$13.78	$10.27	$17.75	$16.50	$13.74
Accumulation units outstanding at the end of period	16,697	12,036	10,554	7,000	1,860	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$10.26	$8.43	$13.80	$12.17	$11.51	$10.69
End of period	$11.80	$10.26	$8.43	$13.80	$12.17	$11.51
Accumulation units outstanding at the end of period	35,178	29,748	12,503	8,306	3,651	2,139

JNL/Invesco Small Cap Growth Division1

Accumulation unit value:
Beginning of period	$11.85	$8.97	$15.20	$13.93	$12.42	$11.13
End of period	$14.65	$11.85	$8.97	$15.20	$13.93	$12.42
Accumulation units outstanding at the end of period	14,087	14,286	8,669	7,045	2,916	2,491

JNL/Ivy Asset Strategy Division324

Accumulation unit value:
Beginning of period	$10.36	$10.57	N/A	N/A	N/A	N/A
End of period	$11.14	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	139,126	26,750	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.45	$8.97	$16.50	$15.04	$11.63	$9.81
End of period	$12.06	$11.45	$8.97	$16.50	$15.04	$11.63
Accumulation units outstanding at the end of period	31,251	38,457	47,193	36,666	13,139	1,781

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$18.18	$12.98	$23.85	$22.55	$20.54	$19.41
End of period	$22.37	$18.18	$12.98	$23.85	$22.55	$20.54
Accumulation units outstanding at the end of period	6,633	10,738	12,401	4,333	-	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$16.42	$16.16	$15.48	$14.86	$14.69	$14.62
End of period	$17.27	$16.42	$16.16	$15.48	$14.86	$14.69
Accumulation units outstanding at the end of period	109,181	134,178	134,593	67,711	52,795	42,891

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division36

Accumulation unit value:
Beginning of period	$11.53	$6.85	$14.00	$10.84	$9.98	N/A
End of period	$13.77	$11.53	$6.85	$14.00	$10.84	N/A
Accumulation units outstanding at the end of period	85,737	114,950	69,099	73,555	1,301	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$15.41	$11.27	$18.84	$19.74	$17.59	$16.08
End of period	$18.59	$15.41	$11.27	$18.84	$19.74	$17.59
Accumulation units outstanding at the end of period	10,896	12,695	18,122	20,983	5,165	1,020

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.07	$9.43	N/A	N/A	N/A	N/A
End of period	$14.55	$12.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,073	3,156	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division267

Accumulation unit value:
Beginning of period	$11.20	$8.32	$7.79	N/A	N/A	N/A
End of period	$12.42	$11.20	$8.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,138	1,792	818	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division167
Accumulation unit value:
Beginning of period	$7.46	$6.11	$9.78	$10.08	N/A	N/A
End of period	$8.51	$7.46	$6.11	$9.78	N/A	N/A
Accumulation units outstanding at the end of period	137,084	156,593	153,710	97,423	N/A	N/A
JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.98	$7.32	$11.54	$12.12	$11.03	$11.07
End of period	$13.21	$10.98	$7.32	$11.54	$12.12	$11.03
Accumulation units outstanding at the end of period	39,150	30,127	24,649	54,512	24,061	10,528

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.13	$11.71	$11.52	$11.05	$10.88	$10.88
End of period	$12.58	$12.13	$11.71	$11.52	$11.05	$10.88
Accumulation units outstanding at the end of period	105,170	100,451	65,445	62,140	33,010	11,299

JNL/MCM Communications Sector Division1

Accumulation unit value:
Beginning of period	$4.32	$3.51	$5.94	$5.81	$4.36	$4.12
End of period	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36
Accumulation units outstanding at the end of period	14,176	12,025	58,262	18,971	14,734	435

JNL/MCM Consumer Brands Sector Division1

Accumulation unit value:
Beginning of period	$8.87	$6.80	$10.11	$11.20	$10.07	$10.06
End of period	$10.67	$8.87	$6.80	$10.11	$11.20	$10.07
Accumulation units outstanding at the end of period	16,156	9,115	36,294	2,888	763	810

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.48	$5.71	$10.79	$10.91	$8.59	$9.13
End of period	$7.91	$6.48	$5.71	$10.79	$10.91	$8.59
Accumulation units outstanding at the end of period	53,506	71,193	79,785	100,717	64,770	11,322

JNL/MCM Dow Dividend Division10

Accumulation unit value:
Beginning of period	$6.06	$5.14	$10.37	$11.76	$10.04	N/A
End of period	$6.65	$6.06	$5.14	$10.37	$11.76	N/A
Accumulation units outstanding at the end of period	90,474	93,956	109,465	157,041	68,727	N/A

JNL/MCM European 30 Division266

Accumulation unit value:
Beginning of period	$11.86	$8.58	$9.24	N/A	N/A	N/A
End of period	$11.87	$11.86	$8.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	477	-	1,529	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.45	$5.55	$11.48	$14.19	$12.20	$11.52
End of period	$7.18	$6.45	$5.55	$11.48	$14.19	$12.20
Accumulation units outstanding at the end of period	53,394	39,320	58,450	11,457	4,954	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.92	$9.28	$18.40	$16.90	$12.31	$10.91
End of period	$13.39	$11.92	$9.28	$18.40	$16.90	$12.31
Accumulation units outstanding at the end of period	52,856	55,865	56,320	123,693	46,585	12,376

JNL/MCM Global Alpha Division314

Accumulation unit value:
Beginning of period	$9.83	$10.00	N/A	N/A	N/A	N/A
End of period	$10.21	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,083	122	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.76	$9.08	$12.07	$11.45	$11.00	$10.36
End of period	$10.95	$10.76	$9.08	$12.07	$11.45	$11.00
Accumulation units outstanding at the end of period	27,251	25,792	35,342	26,636	17,061	271

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.31	$6.78	$9.23	N/A	N/A	N/A
End of period	$9.43	$8.31	$6.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,018	9,377	23,269	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.96	$11.02	$19.71	$18.23	$14.81	$13.01
End of period	$14.61	$13.96	$11.02	$19.71	$18.23	$14.81
Accumulation units outstanding at the end of period	39,551	38,932	42,953	64,392	33,060	17,623

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.36	$7.69	$13.66	$13.75	$11.81	$10.56
End of period	$10.73	$9.36	$7.69	$13.66	$13.75	$11.81
Accumulation units outstanding at the end of period	477,053	630,081	769,428	983,203	418,362	91,427

JNL/MCM JNL Optimized 5 Division41

Accumulation unit value:
Beginning of period	$8.48	$6.28	$11.89	$10.69	$9.42	N/A
End of period	$9.44	$8.48	$6.28	$11.89	$10.69	N/A
Accumulation units outstanding at the end of period	75,243	81,330	96,590	84,329	17,372	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.46	$7.20	$12.56	$10.77	$10.49	$10.41
End of period	$10.86	$9.46	$7.20	$12.56	$10.77	$10.49
Accumulation units outstanding at the end of period	11,421	23,690	16,312	36,382	13,317	10,619

JNL/MCM NYSE International 25 Division172

Accumulation unit value:
Beginning of period	$8.13	$6.10	$11.52	$10.33	N/A	N/A
End of period	$8.15	$8.13	$6.10	$11.52	N/A	N/A
Accumulation units outstanding at the end of period	13,049	10,917	20,503	15,003	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$25.35	$21.55	$35.39	$26.71	$22.56	$16.33
End of period	$29.58	$25.35	$21.55	$35.39	$26.71	$22.56
Accumulation units outstanding at the end of period	39,502	32,367	39,469	52,174	15,230	1,181

JNL/MCM Pacific Rim 30 Division266

Accumulation unit value:
Beginning of period	$11.62	$9.55	$9.48	N/A	N/A	N/A
End of period	$12.85	$11.62	$9.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,350	1,729	1,491	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.92	$6.75	$13.69	$13.30	$12.97	$9.36
End of period	$8.65	$7.92	$6.75	$13.69	$13.30	$12.97
Accumulation units outstanding at the end of period	39,627	35,349	45,236	63,333	24,343	20,725

JNL/MCM S&P 24 Division77

Accumulation unit value:
Beginning of period	$8.22	$7.06	$10.71	$10.16	$9.60	N/A
End of period	$9.38	$8.22	$7.06	$10.71	$10.16	N/A
Accumulation units outstanding at the end of period	14,396	7,679	15,403	5,033	2,008	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.96	$9.58	$15.67	$14.88	$13.85	$12.14
End of period	$15.97	$12.96	$9.58	$15.67	$14.88	$13.85
Accumulation units outstanding at the end of period	50,020	41,383	54,274	63,993	32,205	19,873

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.22	$7.47	$12.22	$11.89	$10.55	$10.13
End of period	$10.33	$9.22	$7.47	$12.22	$11.89	$10.55
Accumulation units outstanding at the end of period	115,893	137,646	193,571	106,767	68,553	26,823

JNL/MCM S&P SMid 60 Division175

Accumulation unit value:
Beginning of period	$9.53	$6.02	$8.81	$10.33	N/A	N/A
End of period	$11.28	$9.53	$6.02	$8.81	N/A	N/A
Accumulation units outstanding at the end of period	39,302	21,944	33,688	2,908	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.81	$10.52	$17.91	$20.41	$19.03	$16.42
End of period	$12.20	$10.81	$10.52	$17.91	$20.41	$19.03
Accumulation units outstanding at the end of period	10,895	19,013	20,152	28,234	18,003	3,208

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.60	$9.30	$14.58	$15.20	$13.21	$12.26
End of period	$14.36	$11.60	$9.30	$14.58	$15.20	$13.21
Accumulation units outstanding at the end of period	40,383	62,647	37,469	50,058	22,192	13,113

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.95	$3.71	$6.69	$5.96	$5.56	$5.34
End of period	$6.53	$5.95	$3.71	$6.69	$5.96	$5.56
Accumulation units outstanding at the end of period	86,379	82,931	27,783	22,391	4,294	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.16	$9.04	$17.56	$15.00	$15.52	$11.21
End of period	$12.19	$10.16	$9.04	$17.56	$15.00	$15.52
Accumulation units outstanding at the end of period	50,439	72,023	95,293	114,367	120,858	58,182

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.66	$7.95	$14.19	$13.08	$11.90	$10.79
End of period	$10.91	$9.66	$7.95	$14.19	$13.08	$11.90
Accumulation units outstanding at the end of period	35,046	48,771	73,049	110,103	34,184	6,773

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.66	$8.53	$14.73	$14.14	$12.34	$10.69
End of period	$13.18	$11.66	$8.53	$14.73	$14.14	$12.34
Accumulation units outstanding at the end of period	42,803	41,098	35,376	34,851	16,883	76

JNL/PAM Asia ex-Japan Division236

Accumulation unit value:
Beginning of period	$7.95	$4.79	$8.90	N/A	N/A	N/A
End of period	$9.30	$7.95	$4.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,453	41,094	8,163	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division244

Accumulation unit value:
Beginning of period	$7.39	$4.14	$8.09	N/A	N/A	N/A
End of period	$8.47	$7.39	$4.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66,425	131,452	20,672	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.78	$10.26	$10.88	$10.27	N/A	N/A
End of period	$12.44	$11.78	$10.26	$10.88	N/A	N/A
Accumulation units outstanding at the end of period	130,035	206,642	120,096	74,359	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.03	$14.17	$14.40	$13.58	$13.40	$13.34
End of period	$16.89	$16.03	$14.17	$14.40	$13.58	$13.40
Accumulation units outstanding at the end of period	364,061	366,374	229,167	96,956	22,005	9,306

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.73	$8.88	$13.09	$13.51	$12.47	$12.48
End of period	$14.42	$12.73	$8.88	$13.09	$13.51	$12.47
Accumulation units outstanding at the end of period	119,381	91,203	34,353	42,752	22,628	2,400

JNL/PPM America Mid Cap Value Division243

Accumulation unit value:
Beginning of period	$8.11	$5.61	$10.35	N/A	N/A	N/A
End of period	$10.29	$8.11	$5.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,423	4,931	345	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division256

Accumulation unit value:
Beginning of period	$8.16	$6.22	$9.23	N/A	N/A	N/A
End of period	$10.21	$8.16	$6.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,497	898	8,966	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.37	$10.14	$19.61	$21.21	$19.15	$18.44
End of period	$16.53	$14.37	$10.14	$19.61	$21.21	$19.15
Accumulation units outstanding at the end of period	1,423	2,573	374	1,968	2,673	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.13	$6.03	N/A	N/A	N/A	N/A
End of period	$10.07	$8.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,734	13,345	N/A	N/A	N/A	N/A

JNL/S&P 4 Division213

Accumulation unit value:
Beginning of period	$9.23	$6.64	$9.91	$9.87	N/A	N/A
End of period	$10.29	$9.23	$6.64	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	87,131	69,727	46,272	30	N/A	N/A

JNL/S&P Competitive Advantage Division210

Accumulation unit value:
Beginning of period	$9.69	$6.85	$9.91	$10.22	N/A	N/A
End of period	$10.69	$9.69	$6.85	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	12,662	17,299	6,830	3,714	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.64	$6.22	$10.44	$9.82	N/A	N/A
End of period	$8.44	$7.64	$6.22	$10.44	N/A	N/A
Accumulation units outstanding at the end of period	14,089	11,194	13,877	13,684	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.77	$7.55	$10.49	$9.89	N/A	N/A
End of period	$9.55	$8.77	$7.55	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	99,601	128,623	101,024	66,883	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.04	$6.69	$10.46	$9.97	N/A	N/A
End of period	$8.93	$8.04	$6.69	$10.46	N/A	N/A
Accumulation units outstanding at the end of period	92,450	100,545	68,354	19,940	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.57	$7.08	$9.05	N/A	N/A	N/A
End of period	$9.93	$8.57	$7.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,004	8,793	5,588	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division210

Accumulation unit value:
Beginning of period	$9.58	$6.23	$9.91	$10.28	N/A	N/A
End of period	$10.74	$9.58	$6.23	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	12,841	7,625	6,931	5,950	N/A	N/A

JNL/S&P Managed Aggressive Growth Division1

Accumulation unit value:
Beginning of period	$11.96	$9.31	$15.63	$14.61	$12.90	$11.84
End of period	$13.72	$11.96	$9.31	$15.63	$14.61	$12.90
Accumulation units outstanding at the end of period	36,532	56,842	38,536	23,368	12,986	9,228

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.83	$9.73	$11.52	$11.06	$10.47	$10.22
End of period	$11.53	$10.83	$9.73	$11.52	$11.06	$10.47
Accumulation units outstanding at the end of period	340,039	331,408	387,354	303,340	80,968	18,284

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.32	$9.82	$15.50	$14.55	$13.01	$12.08
End of period	$14.01	$12.32	$9.82	$15.50	$14.55	$13.01
Accumulation units outstanding at the end of period	125,266	87,938	78,139	63,879	57,385	13,747

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.05	$9.50	$12.32	$11.67	$10.79	$10.34
End of period	$12.05	$11.05	$9.50	$12.32	$11.67	$10.79
Accumulation units outstanding at the end of period	384,839	436,857	432,066	337,171	129,371	49,321

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.65	$10.46	$14.72	$13.83	$12.58	$11.85
End of period	$14.03	$12.65	$10.46	$14.72	$13.83	$12.58
Accumulation units outstanding at the end of period	383,751	327,989	183,369	177,714	74,009	47,919

JNL/S&P Total Yield Division210

Accumulation unit value:
Beginning of period	$8.88	$6.34	$10.06	$10.51	N/A	N/A
End of period	$9.57	$8.88	$6.34	$10.06	N/A	N/A
Accumulation units outstanding at the end of period	10,192	8,629	36,566	3,353	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$23.85	$20.34	$26.18	$24.86	$22.33	$21.33
End of period	$25.90	$23.85	$20.34	$26.18	$24.86	$22.33
Accumulation units outstanding at the end of period	102,124	52,787	40,884	41,024	8,204	2,643

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.95	$12.17	$12.16	$11.85	$11.57	$11.50
End of period	$11.70	$11.95	$12.17	$12.16	$11.85	$11.57
Accumulation units outstanding at the end of period	482,149	713,052	1,130,170	420,296	63,985	86,655

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$17.06	$14.04	$21.50	$20.35	$17.18	$15.90
End of period	$19.00	$17.06	$14.04	$21.50	$20.35	$17.18
Accumulation units outstanding at the end of period	33,092	30,349	24,380	26,913	4,080	993

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division2

Accumulation unit value:
Beginning of period	$23.83	$16.95	$30.27	$28.06	$25.19	$23.79
End of period	$27.26	$23.83	$16.95	$30.27	$28.06	$25.19
Accumulation units outstanding at the end of period	37,921	34,906	19,691	12,755	5,621	-

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$35.35	$24.57	$42.26	$36.80	$35.17	$30.22
End of period	$44.29	$35.35	$24.57	$42.26	$36.80	$35.17
Accumulation units outstanding at the end of period	28,569	25,148	20,703	15,153	3,370	562

JNL/T.Rowe Price Short-Term Bond Division49

Accumulation unit value:
Beginning of period	$10.15	$9.62	$10.44	$10.17	$10.01	N/A
End of period	$10.23	$10.15	$9.62	$10.44	$10.17	N/A
Accumulation units outstanding at the end of period	175,355	179,792	78,541	40,094	6,966	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$12.14	$9.04	$15.50	$15.69	$13.34	$12.53
End of period	$13.79	$12.14	$9.04	$15.50	$15.69	$13.34
Accumulation units outstanding at the end of period	43,580	57,958	41,166	23,977	4,210	1,268

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$13.22	N/A	N/A	N/A	N/A	N/A
End of period	$14.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	387	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division295

Accumulation unit value:
Beginning of period	$13.37	$11.74	N/A	N/A	N/A	N/A
End of period	$15.05	$13.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,299	9,956	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division301

Accumulation unit value:
Beginning of period	$13.76	$12.67	N/A	N/A	N/A	N/A
End of period	$15.62	$13.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	623	407	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division339
Accumulation unit value:
Beginning of period	$8.98	N/A	N/A	N/A	N/A	N/A
End of period	$10.25	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	641	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division353

Accumulation unit value:
Beginning of period	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,098	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division367
Accumulation unit value:
Beginning of period	$10.67	N/A	N/A	N/A	N/A	N/A
End of period	$11.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	137	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division357

Accumulation unit value:
Beginning of period	$9.61	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	137	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division347

Accumulation unit value:
Beginning of period	$9.32	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	135	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division357

Accumulation unit value:
Beginning of period	$10.85	N/A	N/A	N/A	N/A	N/A
End of period	$11.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	493	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.57	$6.51	$13.63	$10.18	N/A	N/A
End of period	$11.01	$9.57	$6.51	$13.63	N/A	N/A
Accumulation units outstanding at the end of period	10,975	11,594	8,674	4,998	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division362

Accumulation unit value:
Beginning of period	$10.04	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,355	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$10.32	$8.60	$12.24	$11.58	$10.67	$9.67
End of period	$11.03	$10.32	$8.60	$12.24	$11.58	$10.67
Accumulation units outstanding at the end of period	3,524	1,976	4,227	2,528	2,577	2,504

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$21.79	$16.09	$28.56	$24.16	$21.77	$21.14
End of period	$23.87	$21.79	$16.09	$28.56	$24.16	$21.77
Accumulation units outstanding at the end of period	1,276	1,256	758	255	345	-

JNL/Capital Guardian U.S. Growth
Equity Division1
Accumulation unit value:
Beginning of period	$21.20	$16.05	$27.71	$25.78	$25.15	$23.94
End of period	$23.40	$21.20	$16.05	$27.71	$25.78	$25.15
Accumulation units outstanding at the end of period	3,623	3,678	3,518	3,833	3,950	3,467

JNL/Eagle Core Equity Division1

Accumulation unit value:
Beginning of period	$14.01	$10.69	$17.89	$18.16	$16.50	$15.97
End of period	$15.35	$14.01	$10.69	$17.89	$18.16	$16.50
Accumulation units outstanding at the end of period	-	-	345	287	284	292

JNL/Eagle SmallCap Equity Division1

Accumulation unit value:
Beginning of period	$19.32	$14.55	$24.07	$21.92	$18.63	$17.62
End of period	$25.67	$19.32	$14.55	$24.07	$21.92	$18.63
Accumulation units outstanding at the end of period	1,573	1,340	2,090	7,730	6,031	925

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.89	$6.19	$9.89	$10.00	N/A	N/A
End of period	$8.54	$7.89	$6.19	$9.89	N/A	N/A
Accumulation units outstanding at the end of period	2,107	9,960	7,358	12,456	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.36	$5.74	$9.87	$9.85	N/A	N/A
End of period	$7.72	$7.36	$5.74	$9.87	N/A	N/A
Accumulation units outstanding at the end of period	1,271	-	-	11,468	N/A	N/A

JNL/Franklin Templeton Income Division31

Accumulation unit value:
Beginning of period	$9.69	$7.44	$10.81	$10.83	$10.00	N/A
End of period	$10.68	$9.69	$7.44	$10.81	$10.83	N/A
Accumulation units outstanding at the end of period	3,870	3,987	15,206	26,851	-	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.65	$4.53	N/A	N/A	N/A	N/A
End of period	$7.86	$6.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	507	562	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.42	$5.98	$9.83	$10.06	N/A	N/A
End of period	$8.10	$7.42	$5.98	$9.83	N/A	N/A
Accumulation units outstanding at the end of period	1,428	1,492	1,557	12,720	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division1

Accumulation unit value:
Beginning of period	$9.89	$7.56	$11.54	$12.55	$10.88	$10.43
End of period	$12.29	$9.89	$7.56	$11.54	$12.55	$10.88
Accumulation units outstanding at the end of period	4,327	2,376	1,852	2,123	1,387	2,020

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$19.65	$17.57	$18.92	$18.04	$17.59	$17.44
End of period	$20.72	$19.65	$17.57	$18.92	$18.04	$17.59
Accumulation units outstanding at the end of period	7,479	8,411	9,314	13,230	14,251	12,423

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.60	$9.65	N/A	N/A	N/A	N/A
End of period	$13.19	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,164	2,504	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division1

Accumulation unit value:
Beginning of period	$10.44	$8.03	$12.83	$12.74	$11.24	$10.15
End of period	$12.72	$10.44	$8.03	$12.83	$12.74	$11.24
Accumulation units outstanding at the end of period	4,419	4,133	4,368	4,695	6,060	3,977

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.95	$6.50	$10.50	N/A	N/A	N/A
End of period	$8.46	$7.95	$6.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	756	721	710	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division1

Accumulation unit value:
Beginning of period	$10.50	$8.09	$12.84	$15.42	$11.54	$10.26
End of period	$12.05	$10.50	$8.09	$12.84	$15.42	$11.54
Accumulation units outstanding at the end of period	4,548	2,242	4,581	6,292	12,954	7,230

JNL/Invesco International Growth Division1

Accumulation unit value:
Beginning of period	$13.77	$10.26	$17.74	$16.49	$13.73	$12.32
End of period	$15.16	$13.77	$10.26	$17.74	$16.49	$13.73
Accumulation units outstanding at the end of period	7,043	6,686	6,427	14,015	6,954	1,388

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division1

Accumulation unit value:
Beginning of period	$10.26	$8.42	$13.79	$12.16	$11.51	$10.69
End of period	$11.80	$10.26	$8.42	$13.79	$12.16	$11.51
Accumulation units outstanding at the end of period	11,766	7,462	8,561	31,844	12,124	10,079

JNL/Invesco Small Cap Growth Division1

Accumulation unit value:
Beginning of period	$11.85	$8.97	$15.19	$13.92	$12.41	$11.13
End of period	$14.65	$11.85	$8.97	$15.19	$13.92	$12.41
Accumulation units outstanding at the end of period	8,050	7,073	7,502	7,737	7,920	5,486

JNL/Ivy Asset Strategy Division311

Accumulation unit value:
Beginning of period	$10.36	$10.00	N/A	N/A	N/A	N/A
End of period	$11.14	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,473	3,396	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.44	$8.97	$16.49	$15.04	$11.63	$9.81
End of period	$12.06	$11.44	$8.97	$16.49	$15.04	$11.63
Accumulation units outstanding at the end of period	16,573	15,570	16,727	25,882	36,955	26,600

JNL/JPMorgan MidCap Growth Division1

Accumulation unit value:
Beginning of period	$18.17	$12.97	$23.83	$22.53	$20.53	$19.07
End of period	$22.35	$18.17	$12.97	$23.83	$22.53	$20.53
Accumulation units outstanding at the end of period	916	945	1,061	1,252	940	954

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$16.41	$16.15	$15.47	$14.85	$14.68	$14.62
End of period	$17.26	$16.41	$16.15	$15.47	$14.85	$14.68
Accumulation units outstanding at the end of period	19,699	11,489	22,706	8,855	9,010	6,749

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division31

Accumulation unit value:
Beginning of period	$11.53	$6.85	$14.00	$10.84	$10.00	N/A
End of period	$13.77	$11.53	$6.85	$14.00	$10.84	N/A
Accumulation units outstanding at the end of period	13,821	8,669	6,234	12,385	-	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$15.40	$11.26	$18.82	$19.73	$17.58	$16.07
End of period	$18.57	$15.40	$11.26	$18.82	$19.73	$17.58
Accumulation units outstanding at the end of period	10,606	10,910	12,186	17,487	15,717	13,020

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.07	$8.11	N/A	N/A	N/A	N/A
End of period	$14.55	$12.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	3,976	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	$7.46	$6.11	$9.67	N/A	N/A	N/A
End of period	$8.51	$7.46	$6.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,327	N/A	N/A	N/A

JNL/MCM 25 Division1

Accumulation unit value:
Beginning of period	$10.97	$7.32	$11.54	$12.12	$11.02	$11.06
End of period	$13.20	$10.97	$7.32	$11.54	$12.12	$11.02
Accumulation units outstanding at the end of period	10,262	14,006	19,003	57,410	67,756	75,973

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division1

Accumulation unit value:
Beginning of period	$12.12	$11.70	$11.52	$11.05	$10.88	$10.88
End of period	$12.57	$12.12	$11.70	$11.52	$11.05	$10.88
Accumulation units outstanding at the end of period	32,708	30,721	34,276	71,231	82,384	60,795

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.32	$3.51	$5.94	$5.81	$4.36	$4.33
End of period	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36
Accumulation units outstanding at the end of period	2,556	4,389	5,018	5,654	2,067	-

JNL/MCM Consumer Brands Sector Division1

Accumulation unit value:
Beginning of period	$8.87	$6.80	$10.10	$11.19	$10.07	$10.31
End of period	$10.67	$8.87	$6.80	$10.10	$11.19	$10.07
Accumulation units outstanding at the end of period	440	562	292	1,077	1,418	628

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.48	$5.70	$10.79	$10.90	$8.59	$9.13
End of period	$7.91	$6.48	$5.70	$10.79	$10.90	$8.59
Accumulation units outstanding at the end of period	24,496	34,052	41,184	82,415	102,717	133,603

JNL/MCM Dow Dividend Division9

Accumulation unit value:
Beginning of period	$6.06	$5.14	$10.37	$11.76	$10.08	N/A
End of period	$6.65	$6.06	$5.14	$10.37	$11.76	N/A
Accumulation units outstanding at the end of period	8,897	10,744	10,513	16,376	47,112	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division1

Accumulation unit value:
Beginning of period	$6.45	$5.55	$11.48	$14.18	$12.20	$11.48
End of period	$7.17	$6.45	$5.55	$11.48	$14.18	$12.20
Accumulation units outstanding at the end of period	700	949	612	1,533	866	693

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.92	$9.29	$18.41	$16.91	$12.32	$10.91
End of period	$13.40	$11.92	$9.29	$18.41	$16.91	$12.32
Accumulation units outstanding at the end of period	15,731	25,641	39,852	72,566	83,204	92,259

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$9.90	N/A	N/A	N/A	N/A	N/A
End of period	$10.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	444	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.76	$9.08	$12.06	$11.45	$10.99	$10.36
End of period	$10.95	$10.76	$9.08	$12.06	$11.45	$10.99
Accumulation units outstanding at the end of period	6,320	8,240	5,913	5,331	4,608	4,631

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.98	$11.04	$19.74	$18.26	$14.84	$13.04
End of period	$14.63	$13.98	$11.04	$19.74	$18.26	$14.84
Accumulation units outstanding at the end of period	18,559	20,781	20,599	26,195	27,736	24,737

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.35	$7.69	$13.66	$13.75	$11.81	$10.56
End of period	$10.73	$9.35	$7.69	$13.66	$13.75	$11.81
Accumulation units outstanding at the end of period	118,457	168,912	228,082	370,222	373,959	333,406

JNL/MCM JNL Optimized 5 Division31

Accumulation unit value:
Beginning of period	$8.48	$6.28	$11.89	$10.69	$10.04	N/A
End of period	$9.44	$8.48	$6.28	$11.89	$10.69	N/A
Accumulation units outstanding at the end of period	11,592	22,789	10,667	424	843	N/A

JNL/MCM Nasdaq 25 Division1

Accumulation unit value:
Beginning of period	$9.45	$7.20	$12.56	$10.77	$10.49	$10.41
End of period	$10.86	$9.45	$7.20	$12.56	$10.77	$10.49
Accumulation units outstanding at the end of period	5,142	5,666	5,931	6,587	7,776	11,970

JNL/MCM NYSE International 25 Division163

Accumulation unit value:
Beginning of period	$8.13	$6.10	$11.52	$10.15	N/A	N/A
End of period	$8.15	$8.13	$6.10	$11.52	N/A	N/A
Accumulation units outstanding at the end of period	7,504	4,098	2,711	815	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$25.34	$21.54	$35.38	$26.70	$22.56	$16.32
End of period	$29.57	$25.34	$21.54	$35.38	$26.70	$22.56
Accumulation units outstanding at the end of period	6,290	7,786	7,721	5,801	10,238	5,602

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.92	$6.75	$13.68	$13.30	$12.97	$9.36
End of period	$8.64	$7.92	$6.75	$13.68	$13.30	$12.97
Accumulation units outstanding at the end of period	9,922	16,346	21,883	54,278	62,136	73,052

JNL/MCM S&P 24 Division54

Accumulation unit value:
Beginning of period	$8.22	$7.06	$10.71	$10.16	$9.30	N/A
End of period	$9.38	$8.22	$7.06	$10.71	$10.16	N/A
Accumulation units outstanding at the end of period	-	-	1,525	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.95	$9.58	$15.66	$14.88	$13.84	$12.14
End of period	$15.97	$12.95	$9.58	$15.66	$14.88	$13.84
Accumulation units outstanding at the end of period	13,246	15,269	17,949	29,079	29,180	21,919

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.21	$7.46	$12.22	$11.89	$10.55	$10.13
End of period	$10.33	$9.21	$7.46	$12.22	$11.89	$10.55
Accumulation units outstanding at the end of period	31,723	35,080	28,116	29,794	33,648	34,196

JNL/MCM S&P SMid 60 Division163

Accumulation unit value:
Beginning of period	$9.53	$6.02	$8.81	$10.18	N/A	N/A
End of period	$11.28	$9.53	$6.02	$8.81	N/A	N/A
Accumulation units outstanding at the end of period	10,226	6,531	6,585	332	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.82	$10.53	$17.92	$20.43	$19.05	$16.44
End of period	$12.21	$10.82	$10.53	$17.92	$20.43	$19.05
Accumulation units outstanding at the end of period	9,983	15,889	20,174	39,445	44,542	52,366

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.60	$9.29	$14.58	$15.20	$13.21	$12.26
End of period	$14.35	$11.60	$9.29	$14.58	$15.20	$13.21
Accumulation units outstanding at the end of period	13,357	16,164	4,717	8,267	7,988	10,199

JNL/MCM Technology Sector Division1

Accumulation unit value:
Beginning of period	$5.95	$3.71	$6.68	$5.96	$5.56	$5.34
End of period	$6.53	$5.95	$3.71	$6.68	$5.96	$5.56
Accumulation units outstanding at the end of period	12,465	18,263	6,352	7,108	3,612	571

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.16	$9.04	$17.55	$15.00	$15.52	$11.21
End of period	$12.18	$10.16	$9.04	$17.55	$15.00	$15.52
Accumulation units outstanding at the end of period	13,030	19,768	27,594	35,371	71,808	77,857

JNL/MCM VIP Division1

Accumulation unit value:
Beginning of period	$9.66	$7.95	$14.19	$13.08	$11.90	$10.79
End of period	$10.91	$9.66	$7.95	$14.19	$13.08	$11.90
Accumulation units outstanding at the end of period	23,170	44,065	44,394	94,877	135,018	125,502

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.65	$8.53	$14.72	$14.14	$12.34	$10.68
End of period	$13.17	$11.65	$8.53	$14.72	$14.14	$12.34
Accumulation units outstanding at the end of period	5,051	6,531	7,232	9,005	9,195	6,879

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.95	$4.90	N/A	N/A	N/A	N/A
End of period	$9.30	$7.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,519	4,155	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.39	$4.32	N/A	N/A	N/A	N/A
End of period	$8.46	$7.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,686	2,269	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.78	$10.26	$10.87	$10.25	N/A	N/A
End of period	$12.43	$11.78	$10.26	$10.87	N/A	N/A
Accumulation units outstanding at the end of period	29,097	25,223	12,169	957	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$16.02	$14.16	$14.40	$13.58	$13.39	$13.33
End of period	$16.88	$16.02	$14.16	$14.40	$13.58	$13.39
Accumulation units outstanding at the end of period	28,753	35,655	34,941	53,088	55,026	44,351

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.72	$8.87	$13.08	$13.50	$12.47	$12.48
End of period	$14.41	$12.72	$8.87	$13.08	$13.50	$12.47
Accumulation units outstanding at the end of period	11,232	14,663	10,983	16,503	16,668	9,935

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.29	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	825	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.36	$10.13	$19.60	$21.20	$19.14	$18.43
End of period	$16.52	$14.36	$10.13	$19.60	$21.20	$19.14
Accumulation units outstanding at the end of period	276	291	291	320	350	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.13	$6.03	N/A	N/A	N/A	N/A
End of period	$10.07	$8.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,651	9,469	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.23	$6.64	$9.53	N/A	N/A	N/A
End of period	$10.29	$9.23	$6.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,922	16,467	7,431	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.68	$6.85	$9.13	N/A	N/A	N/A
End of period	$10.69	$9.68	$6.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,644	4,242	4,020	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.64	$6.38	N/A	N/A	N/A	N/A
End of period	$8.44	$7.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,880	3,176	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.57	$7.08	$9.12	N/A	N/A	N/A
End of period	$9.92	$8.57	$7.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,514	2,262	4,564	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.58	$6.23	$8.97	N/A	N/A	N/A
End of period	$10.73	$9.58	$6.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,995	3,535	3,658	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division1

Accumulation unit value:
Beginning of period	$11.95	$9.31	$15.62	$14.60	$12.90	$11.83
End of period	$13.71	$11.95	$9.31	$15.62	$14.60	$12.90
Accumulation units outstanding at the end of period	1,400	1,434	1,793	1,418	1,415	486

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.83	$9.74	$11.52	$11.07	$10.47	$10.23
End of period	$11.53	$10.83	$9.74	$11.52	$11.07	$10.47
Accumulation units outstanding at the end of period	12,662	13,498	14,067	20,157	15,310	19,663

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.31	$9.81	$15.49	$14.55	$13.01	$12.08
End of period	$14.00	$12.31	$9.81	$15.49	$14.55	$13.01
Accumulation units outstanding at the end of period	23,145	26,695	27,492	26,578	26,959	25,861

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.04	$9.50	$12.31	$11.67	$10.79	$10.34
End of period	$12.04	$11.04	$9.50	$12.31	$11.67	$10.79
Accumulation units outstanding at the end of period	12,840	13,579	33,881	44,553	45,838	62,015

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.66	$10.47	$14.73	$13.84	$12.60	$11.86
End of period	$14.04	$12.66	$10.47	$14.73	$13.84	$12.60
Accumulation units outstanding at the end of period	25,183	36,882	38,824	55,751	66,576	54,324

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.87	$6.34	$9.10	N/A	N/A	N/A
End of period	$9.57	$8.87	$6.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,541	4,004	5,468	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$23.83	$20.32	$26.17	$24.85	$22.32	$21.31
End of period	$25.88	$23.83	$20.32	$26.17	$24.85	$22.32
Accumulation units outstanding at the end of period	6,312	3,455	4,920	9,478	12,530	7,709

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.94	$12.17	$12.15	$11.84	$11.56	$11.49
End of period	$11.69	$11.94	$12.17	$12.15	$11.84	$11.56
Accumulation units outstanding at the end of period	63,801	76,234	130,926	98,217	113,920	76,959

JNL/Select Value Division1

Accumulation unit value:
Beginning of period	$17.05	$14.04	$21.49	$20.35	$17.17	$15.90
End of period	$18.99	$17.05	$14.04	$21.49	$20.35	$17.17
Accumulation units outstanding at the end of period	4,458	4,547	5,103	6,425	7,545	2,104

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$23.82	$16.94	$30.25	$28.05	$25.18	$23.75
End of period	$27.24	$23.82	$16.94	$30.25	$28.05	$25.18
Accumulation units outstanding at the end of period	8,326	7,587	7,699	8,865	6,778	2,717

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$35.33	$24.56	$42.23	$36.78	$35.15	$30.21
End of period	$44.25	$35.33	$24.56	$42.23	$36.78	$35.15
Accumulation units outstanding at the end of period	6,847	6,334	7,008	10,925	12,200	8,563

JNL/T.Rowe Price Short-Term Bond Division52

Accumulation unit value:
Beginning of period	$10.14	$9.62	$10.44	$10.17	$10.00	N/A
End of period	$10.23	$10.14	$9.62	$10.44	$10.17	N/A
Accumulation units outstanding at the end of period	6,485	2,264	1,204	3,543	1,573	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$12.14	$9.04	$15.49	$15.68	$13.34	$12.53
End of period	$13.78	$12.14	$9.04	$15.49	$15.68	$13.34
Accumulation units outstanding at the end of period	17,412	14,932	14,406	30,902	25,208	17,154

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division281

Accumulation unit value:
Beginning of period	$13.04	$10.46	N/A	N/A	N/A	N/A
End of period	$14.60	$13.04	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	3,178	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division290

Accumulation unit value:
Beginning of period	$13.76	$11.85	N/A	N/A	N/A	N/A
End of period	$15.60	$13.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	773	785	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income
and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/American Funds Global Bond Division334

Accumulation unit value:
Beginning of period	$9.77	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	465	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small
Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division346

Accumulation unit value:
Beginning of period	$9.22	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	247	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division341

Accumulation unit value:
Beginning of period	$8.98	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	217	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.55	$6.51	$13.62	$10.20	N/A	N/A
End of period	$10.99	$9.55	$6.51	$13.62	N/A	N/A
Accumulation units outstanding at the end of period	12,980	15,895	8,614	2,400	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/BlackRock Global Allocation Division360

Accumulation unit value:
Beginning of period	$10.07	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	890	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division1

Accumulation unit value:
Beginning of period	$10.28	$8.57	$12.20	$11.54	$10.64	$9.65
End of period	$10.97	$10.28	$8.57	$12.20	$11.54	$10.64
Accumulation units outstanding at the end of period	3,093	3,162	3,350	1,955	2,160	1,816

JNL/Capital Guardian Global Diversified
Research Division2
Accumulation unit value:
Beginning of period	$21.64	$15.98	$28.38	$24.03	$21.65	$21.04
End of period	$23.68	$21.64	$15.98	$28.38	$24.03	$21.65
Accumulation units outstanding at the end of period	1,016	211	80	81	-	-

JNL/Capital Guardian U.S. Growth
Equity Division2
Accumulation unit value:
Beginning of period	$21.05	$15.94	$27.54	$25.63	$25.02	$23.92
End of period	$23.22	$21.05	$15.94	$27.54	$25.63	$25.02
Accumulation units outstanding at the end of period	846	4,566	4,683	698	-	-

JNL/Eagle Core Equity Division1

Accumulation unit value:
Beginning of period	$13.92	$10.62	$17.79	$18.06	$16.42	$15.91
End of period	$15.24	$13.92	$10.62	$17.79	$18.06	$16.42
Accumulation units outstanding at the end of period	1,109	1,109	10,286	9,762	8,777	8,521

JNL/Eagle SmallCap Equity Division2

Accumulation unit value:
Beginning of period	$19.19	$14.46	$23.93	$21.81	$18.54	$17.72
End of period	$25.49	$19.19	$14.46	$23.93	$21.81	$18.54
Accumulation units outstanding at the end of period	136	-	53	53	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.88	$6.18	$9.89	$10.00	N/A	N/A
End of period	$8.52	$7.88	$6.18	$9.89	N/A	N/A
Accumulation units outstanding at the end of period	16,123	18,405	14,501	7,788	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.35	$5.73	$9.86	$9.98	N/A	N/A
End of period	$7.70	$7.35	$5.73	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	643	646	398	844	N/A	N/A
JNL/Franklin Templeton Income Division38

Accumulation unit value:
Beginning of period	$9.67	$7.43	$10.80	$10.83	$9.95	N/A
End of period	$10.66	$9.67	$7.43	$10.80	$10.83	N/A
Accumulation units outstanding at the end of period	12,544	11,255	7,196	8,289	2,197	N/A

JNL/Franklin Templeton International
Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.65	$6.74	N/A	N/A	N/A	N/A
End of period	$7.85	$6.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,103	9,233	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.41	$5.97	$9.82	$10.06	N/A	N/A
End of period	$8.09	$7.41	$5.97	$9.82	N/A	N/A
Accumulation units outstanding at the end of period	6,592	8,631	7,480	6,393	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$9.87	$7.55	$11.52	$12.54	$10.88	$10.55
End of period	$12.26	$9.87	$7.55	$11.52	$12.54	$10.88
Accumulation units outstanding at the end of period	12,585	9,714	12,782	13,766	11,096	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Goldman Sachs Core Plus Bond Division1

Accumulation unit value:
Beginning of period	$19.51	$17.45	$18.80	$17.94	$17.50	$17.36
End of period	$20.56	$19.51	$17.45	$18.80	$17.94	$17.50
Accumulation units outstanding at the end of period	2,234	7,027	13,900	14,716	13,814	10,372

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.60	$11.83	N/A	N/A	N/A	N/A
End of period	$13.19	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,579	1,333	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.41	$8.02	$12.81	$12.73	$11.23	$10.53
End of period	$12.69	$10.41	$8.02	$12.81	$12.73	$11.23
Accumulation units outstanding at the end of period	1,314	5,879	7,410	1,179	355	-

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.93	$6.49	$10.50	N/A	N/A	N/A
End of period	$8.44	$7.93	$6.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	283	6,898	6,918	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.48	$8.07	$12.82	$15.41	$11.54	$10.51
End of period	$12.02	$10.48	$8.07	$12.82	$15.41	$11.54
Accumulation units outstanding at the end of period	5,237	2,563	2,599	4,676	2,246	-

JNL/Invesco International Growth Division2

Accumulation unit value:
Beginning of period	$13.67	$10.19	$17.63	$16.40	$13.66	$12.30
End of period	$15.04	$13.67	$10.19	$17.63	$16.40	$13.66
Accumulation units outstanding at the end of period	2,084	2,089	2,649	3,130	1,439	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Invesco Large Cap Growth Division2

Accumulation unit value:
Beginning of period	$10.22	$8.39	$13.75	$12.13	$11.49	$10.81
End of period	$11.75	$10.22	$8.39	$13.75	$12.13	$11.49
Accumulation units outstanding at the end of period	6,311	6,825	7,453	9,775	8,095	-

JNL/Invesco Small Cap Growth Division2

Accumulation unit value:
Beginning of period	$11.80	$8.94	$15.14	$13.89	$12.39	$11.30
End of period	$14.58	$11.80	$8.94	$15.14	$13.89	$12.39
Accumulation units outstanding at the end of period	298	417	393	3,444	2,755	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.55	N/A	N/A	N/A	N/A	N/A
End of period	$11.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,286	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division1

Accumulation unit value:
Beginning of period	$11.37	$8.92	$16.41	$14.97	$11.58	$9.78
End of period	$11.98	$11.37	$8.92	$16.41	$14.97	$11.58
Accumulation units outstanding at the end of period	20,053	24,682	27,390	21,694	16,912	14,025

JNL/JPMorgan MidCap Growth Division2

Accumulation unit value:
Beginning of period	$18.04	$12.88	$23.68	$22.40	$20.42	$19.31
End of period	$22.18	$18.04	$12.88	$23.68	$22.40	$20.42
Accumulation units outstanding at the end of period	1,535	2,938	4,280	1,596	1,790	-

JNL/JPMorgan U.S. Government & Quality
Bond Division1
Accumulation unit value:
Beginning of period	$16.29	$16.04	$15.38	$14.76	$14.60	$14.55
End of period	$17.12	$16.29	$16.04	$15.38	$14.76	$14.60
Accumulation units outstanding at the end of period	11,196	13,193	31,229	18,895	18,323	13,018

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/Lazard Emerging Markets Division39

Accumulation unit value:
Beginning of period	$11.51	$6.84	$13.99	$10.84	$9.48	N/A
End of period	$13.74	$11.51	$6.84	$13.99	$10.84	N/A
Accumulation units outstanding at the end of period	20,307	17,291	11,244	5,745	182	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$15.31	$11.20	$18.74	$19.65	$17.51	$16.02
End of period	$18.46	$15.31	$11.20	$18.74	$19.65	$17.51
Accumulation units outstanding at the end of period	8,054	5,751	6,684	9,880	7,903	7,494

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM)
10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division2

Accumulation unit value:
Beginning of period	$10.91	$7.29	$11.49	$12.07	$10.99	$11.15
End of period	$13.13	$10.91	$7.29	$11.49	$12.07	$10.99
Accumulation units outstanding at the end of period	11,947	6,640	8,421	8,131	5,783	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Bond Index Division2

Accumulation unit value:
Beginning of period	$12.07	$11.66	$11.48	$11.02	$10.86	$10.90
End of period	$12.52	$12.07	$11.66	$11.48	$11.02	$10.86
Accumulation units outstanding at the end of period	8,616	5,406	7,592	6,245	4,321	-

JNL/MCM Communications Sector Division2

Accumulation unit value:
Beginning of period	$4.30	$3.49	$5.91	$5.79	$4.34	$4.32
End of period	$5.16	$4.30	$3.49	$5.91	$5.79	$4.34
Accumulation units outstanding at the end of period	7,296	2,376	2,502	2,419	313	-

JNL/MCM Consumer Brands Sector Division2

Accumulation unit value:
Beginning of period	$8.82	$6.77	$10.06	$11.15	$10.04	$10.38
End of period	$10.61	$8.82	$6.77	$10.06	$11.15	$10.04
Accumulation units outstanding at the end of period	1,112	1,172	1,310	1,217	-	-

JNL/MCM Dow 10 Division1

Accumulation unit value:
Beginning of period	$6.44	$5.68	$10.74	$10.86	$8.56	$9.10
End of period	$7.86	$6.44	$5.68	$10.74	$10.86	$8.56
Accumulation units outstanding at the end of period	13,062	13,448	16,647	16,278	11,032	470

JNL/MCM Dow Dividend Division5

Accumulation unit value:
Beginning of period	$6.05	$5.14	$10.36	$11.75	$10.00	N/A
End of period	$6.63	$6.05	$5.14	$10.36	$11.75	N/A
Accumulation units outstanding at the end of period	4,165	620	8,228	14,976	3,748	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division2

Accumulation unit value:
Beginning of period	$6.42	$5.53	$11.43	$14.13	$12.16	$11.48
End of period	$7.13	$6.42	$5.53	$11.43	$14.13	$12.16
Accumulation units outstanding at the end of period	1,669	6,080	6,149	3,146	401	-

JNL/MCM Global 15 Division1

Accumulation unit value:
Beginning of period	$11.85	$9.23	$18.31	$16.83	$12.27	$10.87
End of period	$13.30	$11.85	$9.23	$18.31	$16.83	$12.27
Accumulation units outstanding at the end of period	15,148	15,836	18,657	17,285	8,249	4,437

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1

Accumulation unit value:
Beginning of period	$10.70	$9.03	$12.01	$11.40	$10.96	$10.33
End of period	$10.88	$10.70	$9.03	$12.01	$11.40	$10.96
Accumulation units outstanding at the end of period	8,157	8,405	1,244	1,491	1,506	455

JNL/MCM Index 5 Division177

Accumulation unit value:
Beginning of period	$8.30	$6.77	$9.86	$10.19	N/A	N/A
End of period	$9.41	$8.30	$6.77	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,487	N/A	N/A

JNL/MCM International Index Division1

Accumulation unit value:
Beginning of period	$13.91	$10.99	$19.66	$18.19	$14.79	$13.00
End of period	$14.55	$13.91	$10.99	$19.66	$18.19	$14.79
Accumulation units outstanding at the end of period	2,547	3,225	4,922	3,853	2,835	620

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division1

Accumulation unit value:
Beginning of period	$9.33	$7.67	$13.64	$13.73	$11.80	$10.56
End of period	$10.70	$9.33	$7.67	$13.64	$13.73	$11.80
Accumulation units outstanding at the end of period	115,485	134,770	163,380	175,761	153,282	17,587

JNL/MCM JNL Optimized 5 Division50

Accumulation unit value:
Beginning of period	$8.46	$6.27	$11.88	$10.68	$9.38	N/A
End of period	$9.42	$8.46	$6.27	$11.88	$10.68	N/A
Accumulation units outstanding at the end of period	3,307	3,376	4,915	3,073	1,364	N/A

JNL/MCM Nasdaq 25 Division2

Accumulation unit value:
Beginning of period	$9.43	$7.18	$12.54	$10.75	$10.48	$10.53
End of period	$10.82	$9.43	$7.18	$12.54	$10.75	$10.48
Accumulation units outstanding at the end of period	506	674	4,745	4,491	4,516	-

JNL/MCM NYSE International 25 Division174

Accumulation unit value:
Beginning of period	$8.12	$6.10	$11.52	$10.25	N/A	N/A
End of period	$8.13	$8.12	$6.10	$11.52	N/A	N/A
Accumulation units outstanding at the end of period	1,308	648	1,034	997	N/A	N/A

JNL/MCM Oil & Gas Sector Division1

Accumulation unit value:
Beginning of period	$25.21	$21.44	$35.23	$26.60	$22.49	$16.28
End of period	$29.40	$25.21	$21.44	$35.23	$26.60	$22.49
Accumulation units outstanding at the end of period	3,905	3,932	1,472	1,545	367	405

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division1

Accumulation unit value:
Beginning of period	$7.88	$6.72	$13.62	$13.25	$12.92	$9.33
End of period	$8.59	$7.88	$6.72	$13.62	$13.25	$12.92
Accumulation units outstanding at the end of period	6,057	5,746	7,740	8,755	5,422	313

JNL/MCM S&P 24 Division59

Accumulation unit value:
Beginning of period	$8.20	$7.05	$10.70	$10.16	$9.45	N/A
End of period	$9.36	$8.20	$7.05	$10.70	$10.16	N/A
Accumulation units outstanding at the end of period	5,246	5,321	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division1

Accumulation unit value:
Beginning of period	$12.88	$9.53	$15.59	$14.82	$13.79	$12.10
End of period	$15.87	$12.88	$9.53	$15.59	$14.82	$13.79
Accumulation units outstanding at the end of period	3,963	4,550	5,212	3,699	2,428	676

JNL/MCM S&P 500 Index Division1

Accumulation unit value:
Beginning of period	$9.18	$7.44	$12.18	$11.86	$10.52	$10.12
End of period	$10.28	$9.18	$7.44	$12.18	$11.86	$10.52
Accumulation units outstanding at the end of period	11,845	18,405	16,344	9,639	5,126	867

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.80	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	573	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1

Accumulation unit value:
Beginning of period	$10.75	$10.46	$17.82	$20.33	$18.96	$16.37
End of period	$12.13	$10.75	$10.46	$17.82	$20.33	$18.96
Accumulation units outstanding at the end of period	10,768	6,605	8,252	7,095	5,339	2,923

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division1

Accumulation unit value:
Beginning of period	$11.54	$9.25	$14.52	$15.15	$13.17	$12.23
End of period	$14.27	$11.54	$9.25	$14.52	$15.15	$13.17
Accumulation units outstanding at the end of period	5,319	6,012	4,436	3,670	2,281	702

JNL/MCM Technology Sector Division2

Accumulation unit value:
Beginning of period	$5.92	$3.69	$6.66	$5.93	$5.54	$5.32
End of period	$6.49	$5.92	$3.69	$6.66	$5.93	$5.54
Accumulation units outstanding at the end of period	5,684	10,923	3,198	3,692	1,708	-

JNL/MCM Value Line 30 Division1

Accumulation unit value:
Beginning of period	$10.13	$9.02	$17.53	$14.98	$15.51	$11.21
End of period	$12.15	$10.13	$9.02	$17.53	$14.98	$15.51
Accumulation units outstanding at the end of period	11,477	13,331	12,123	13,079	7,686	961

JNL/MCM VIP Division2

Accumulation unit value:
Beginning of period	$9.63	$7.93	$14.16	$13.06	$11.89	$10.83
End of period	$10.88	$9.63	$7.93	$14.16	$13.06	$11.89
Accumulation units outstanding at the end of period	6,839	4,785	6,292	3,017	945	-

JNL/Oppenheimer Global Growth Division1

Accumulation unit value:
Beginning of period	$11.60	$8.50	$14.67	$14.09	$12.30	$10.66
End of period	$13.10	$11.60	$8.50	$14.67	$14.09	$12.30
Accumulation units outstanding at the end of period	11,766	11,132	22,487	24,545	15,725	6,104

JNL/PAM Asia ex-Japan Division236

Accumulation unit value:
Beginning of period	$7.94	$4.78	$8.90	N/A	N/A	N/A
End of period	$9.29	$7.94	$4.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,331	1,848	788	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PAM China-India Division239

Accumulation unit value:
Beginning of period	$7.38	$4.14	$7.83	N/A	N/A	N/A
End of period	$8.45	$7.38	$4.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,183	11,167	912	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.76	$10.25	$10.87	$10.27	N/A	N/A
End of period	$12.41	$11.76	$10.25	$10.87	N/A	N/A
Accumulation units outstanding at the end of period	16,283	12,141	2,012	67	N/A	N/A

JNL/PIMCO Total Return Bond Division1

Accumulation unit value:
Beginning of period	$15.93	$14.09	$14.33	$13.52	$13.34	$13.29
End of period	$16.78	$15.93	$14.09	$14.33	$13.52	$13.34
Accumulation units outstanding at the end of period	36,355	39,815	36,242	23,001	19,943	15,131

JNL/PPM America High Yield Bond Division1

Accumulation unit value:
Beginning of period	$12.64	$8.82	$13.01	$13.44	$12.42	$12.44
End of period	$14.31	$12.64	$8.82	$13.01	$13.44	$12.42
Accumulation units outstanding at the end of period	11,676	10,915	8,021	7,610	6,865	3,735

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.28	N/A	N/A	N/A	N/A	N/A
End of period	$10.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,850	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division2

Accumulation unit value:
Beginning of period	$14.25	$10.07	$19.48	$21.08	$19.04	$18.35
End of period	$16.39	$14.25	$10.07	$19.48	$21.08	$19.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-
JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.13	$6.03	N/A	N/A	N/A	N/A
End of period	$10.06	$8.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,450	7,307	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.22	$6.64	$9.76	N/A	N/A	N/A
End of period	$10.27	$9.22	$6.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	444	10,456	9,952	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.76	N/A	N/A	N/A	N/A	N/A
End of period	$10.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,342	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.63	$6.21	$10.44	$10.82	N/A	N/A
End of period	$8.42	$7.63	$6.21	$10.44	N/A	N/A
Accumulation units outstanding at the end of period	3,823	6,311	3,658	3,653	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.03	$6.68	$10.46	$10.38	N/A	N/A
End of period	$8.91	$8.03	$6.68	$10.46	N/A	N/A
Accumulation units outstanding at the end of period	9,408	9,973	10,136	10,268	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.56	$7.32	N/A	N/A	N/A	N/A
End of period	$9.91	$8.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,547	2,332	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.57	$6.55	N/A	N/A	N/A	N/A
End of period	$10.72	$9.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,885	547	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division2

Accumulation unit value:
Beginning of period	$11.88	$9.26	$15.54	$14.54	$12.85	$11.86
End of period	$13.62	$11.88	$9.26	$15.54	$14.54	$12.85
Accumulation units outstanding at the end of period	1,799	1,390	1,556	-	-	-

JNL/S&P Managed Conservative Division1

Accumulation unit value:
Beginning of period	$10.80	$9.71	$11.50	$11.05	$10.46	$10.22
End of period	$11.49	$10.80	$9.71	$11.50	$11.05	$10.46
Accumulation units outstanding at the end of period	8,223	17,386	17,904	29,640	1,905	2,709

JNL/S&P Managed Growth Division1

Accumulation unit value:
Beginning of period	$12.24	$9.76	$15.42	$14.48	$12.96	$12.04
End of period	$13.91	$12.24	$9.76	$15.42	$14.48	$12.96
Accumulation units outstanding at the end of period	10,223	11,471	10,204	10,203	10,189	7,519

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1

Accumulation unit value:
Beginning of period	$11.01	$9.48	$12.29	$11.66	$10.78	$10.34
End of period	$12.00	$11.01	$9.48	$12.29	$11.66	$10.78
Accumulation units outstanding at the end of period	38,237	53,655	53,571	27,121	49,462	15,327

JNL/S&P Managed Moderate Growth Division1

Accumulation unit value:
Beginning of period	$12.57	$10.40	$14.64	$13.77	$12.53	$11.80
End of period	$13.93	$12.57	$10.40	$14.64	$13.77	$12.53
Accumulation units outstanding at the end of period	51,281	50,382	54,545	57,223	35,641	28,705

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1

Accumulation unit value:
Beginning of period	$23.66	$20.18	$26.00	$24.70	$22.20	$21.21
End of period	$25.67	$23.66	$20.18	$26.00	$24.70	$22.20
Accumulation units outstanding at the end of period	1,786	1,287	1,175	369	603	857

JNL/Select Money Market Division1

Accumulation unit value:
Beginning of period	$11.87	$12.10	$12.10	$11.79	$11.52	$11.45
End of period	$11.62	$11.87	$12.10	$12.10	$11.79	$11.52
Accumulation units outstanding at the end of period	16,977	40,649	67,520	21,220	10,319	6,734

JNL/Select Value Division2

Accumulation unit value:
Beginning of period	$16.99	$13.99	$21.44	$20.30	$17.14	$16.03
End of period	$18.91	$16.99	$13.99	$21.44	$20.30	$17.14
Accumulation units outstanding at the end of period	2,599	2,176	1,901	426	381	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005

JNL/T.Rowe Price Established Growth Division1

Accumulation unit value:
Beginning of period	$23.64	$16.83	$30.06	$27.88	$25.04	$23.63
End of period	$27.03	$23.64	$16.83	$30.06	$27.88	$25.04
Accumulation units outstanding at the end of period	2,409	2,279	4,107	3,974	3,040	2,923

JNL/T.Rowe Price Mid-Cap Growth Division1

Accumulation unit value:
Beginning of period	$35.07	$24.39	$41.97	$36.57	$34.96	$30.06
End of period	$43.91	$35.07	$24.39	$41.97	$36.57	$34.96
Accumulation units outstanding at the end of period	3,781	1,660	4,840	5,553	4,110	993

JNL/T.Rowe Price Short-Term Bond Division52

Accumulation unit value:
Beginning of period	$10.13	$9.61	$10.43	$10.17	$10.00	N/A
End of period	$10.21	$10.13	$9.61	$10.43	$10.17	N/A
Accumulation units outstanding at the end of period	18,317	23,646	10,355	-	-	N/A

JNL/T.Rowe Price Value Division1

Accumulation unit value:
Beginning of period	$12.08	$9.00	$15.43	$15.63	$13.30	$12.49
End of period	$13.70	$12.08	$9.00	$15.43	$15.63	$13.30
Accumulation units outstanding at the end of period	16,752	16,826	25,108	24,847	21,464	16,263

Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.